                                                      SEMI-ANNUAL REPORT

       SEMI-ANNUAL REPORT



       (PHOTO OF COMPASS)

June 30, 2002



       Classes R and S



       DOMESTIC EQUITY INDEX PORTFOLIOS
       ING VP Index Plus LargeCap Portfolio
       ING VP Index Plus MidCap Portfolio
       ING VP Index Plus SmallCap Portfolio

       GENERATION PORTFOLIOS
       ING VP Ascent Portfolio
       ING VP Crossroads Portfolio
       ING VP Legacy Portfolio




                                                           [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter......................................    1
Portfolio Managers' Reports:
  Domestic Equity Index Portfolios......................    2
  Generation Portfolios.................................    8
Index Descriptions......................................   14
Statements of Assets and Liabilities....................   15
Statements of Operations................................   16
Statements of Changes in Net Assets.....................   17
Financial Highlights....................................   20
Notes to Financial Statements...........................   26
Portfolios of Investments...............................   34
Shareholder Meeting Information.........................   64
Director/Trustee and Officer Information................   65

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the June 30, 2002 Semi-Annual Report for the ING Domestic Equity Index Portfolios and Generation Portfolios (formerly the Aetna Variable Portfolios, collectively, the "Portfolios").

There have been some very important changes that have occurred over the past several months regarding the Portfolios. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Variable Portfolios.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Variable Portfolios into the Pilgrim Funds and renamed the entire fund complex, ING Funds. Concurrent with the merger of operations, ING Investments, LLC became the adviser to all of the portfolios within the Aetna Variable Portfolios and Aeltus Investment Management became the sub-adviser to all of the portfolios with the exception of the ING VP Technology Portfolio (formerly, Aetna Technology VP) which will continue to be sub-advised by AIC Asset Management, LLC (formerly, Elijah Asset Management, LLC).

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open-and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

(-s- James M. Hennessy)
James M. Hennessy
President
ING Funds Services, LLC

July 15, 2002

ING VP INDEX PLUS LARGECAP PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Douglas Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Index Plus LargeCap Portfolio (formerly Aetna Index Plus Large Cap VP) (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk by investing at least 80% of its assets in stocks included in the S&P 500.

MARKET OVERVIEW: The S&P 500 retested its September 11, 2001 lows, losing 13.16% in the six-month period ended June 30, 2002 as investors reacted strongly to accounting quality concerns, earnings disappointments, continued threats of terrorism, and worries about a weakening dollar and its effect on the interest of overseas investors in our equity markets. The pressure on the market, we believe, was largely psychological as the U.S. economy continued to show strength, especially in the manufacturing and housing sectors. Also, overseas equity markets mimicked the U.S. equity market -- sharp losses around the world argue against parochial explanations of U.S. market behavior.

The defensive mood of investors was reflected in sector performance: higher growth sectors such as information technology and telecommunication services were the worst performers in the period. The best performing sectors were the materials and energy sectors.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -12.41% compared to -13.16% for the S&P 500 Index.

PORTFOLIO SPECIFICS: The Portfolio outperformed the S&P 500 during the period due to successful individual security selection. The fundamental factors we use to evaluate stocks -- such as P/E (price/earnings) ratios, free cashflow to price, analyst estimate diffusion and capital expenditure intensity -- were all effective as investors renewed their focus on earnings and earnings quality.

Good individual security selection occurred primarily within the telecommunication services, consumer discretionary and industrials sectors. Within the telecommunication services sector, Portfolio performance benefited from underweights in WorldCom and Qwest Communications. An underweight in AOL and an underweight in Tyco within the consumer discretionary and industrials sectors respectively added to the account's outperformance during the period.

Positive performance due to individual security selection was partially offset by the adverse impact of the account's sector allocation. Overweights in the information technology and an underweight in the energy sector were responsible for this adverse impact.

MARKET OUTLOOK: Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the consumer discretionary, financials and consumer staples sectors, and towards lower weightings in industrials and information technology. Currently, our largest overweight is in the information technology sector and our largest underweight is in the healthcare sector.

The U.S. economy, which is the ultimate source of U.S. corporate earnings growth, appears to be expanding. Eventually the growing gap between healthy economic growth and weak financial markets must be resolved. As economic growth occurs globally, not just here in the U.S., we believe strong earnings growth may prevail over the host of negative psychological influences on our markets. Now that attention is being turned to accounting quality, accounting integrity should improve. The weaker dollar is a boon for U.S. exporters and may allow greater domestic pricing power as imported goods become more expensive. While the risks of terrorism can never be eliminated, the national focus on fighting this threat should serve to reduce future threats.

What may not change for the foreseeable future is the return to the market's emphasis on individual company fundamentals. Measurement of fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

                                            ING VP INDEX PLUS LARGECAP PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURNS
                        FOR THE PERIODS ENDED JUNE 30, 2002
               -----------------------------------------------------
                                   SINCE INCEPTION   SINCE INCEPTION
                                     OF CLASS R        OF CLASS S
               1 YEAR    5 YEARS       9/16/96           7/16/01
               ------    -------       -------           -------
Class R        -17.78%    4.40%         8.98%                 --
Class S             --       --            --            -17.27%
S&P 500 Index  -17.99%    3.66%         8.09%(1)         -17.17%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Plus LargeCap Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 10/01/96.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 14.

ING VP INDEX PLUS MIDCAP PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Douglas Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Index Plus MidCap Portfolio (formerly Aetna Index Plus Mid Cap
VP) (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400), while maintaining a market level of risk by investing at least 80% of its assets in stocks included in the S&P MidCap 400.

MARKET OVERVIEW: The S&P MidCap 400 lost 3.21% in the six-month period ended June 30, 2002, as investors reacted strongly to accounting quality concerns, earnings disappointments, continued threats of terrorism, and worries about a weakening dollar and its effect on the interest of overseas investors in our equity markets. The pressure on the market, we believe, was largely psychological as the U.S. economy continued to show strength, especially in the manufacturing and housing sectors. Also, overseas equity markets mimicked the U.S. equity market -- sharp losses around the world argue against parochial explanations of U.S. market behavior.

The defensive mood of investors was reflected in sector performance: higher growth sectors such as information technology and telecommunication services were the worst performers in the period. The best performing sectors were the energy and consumer staples sectors.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -1.26% compared to -3.21% for the S&P MidCap 400 Index.

PORTFOLIO SPECIFICS: The Portfolio outperformed the S&P MidCap 400 during the period primarily due to successful individual security selection. The fundamental factors we use to evaluate stocks -- such as P/E (price/earnings) ratios, free cashflow to price, analyst estimate diffusion and capital expenditure intensity -- were all effective as investors renewed their focus on earnings and earnings quality.

Good individual security selection occurred primarily within the information technology and health care sectors. Within the information technology sector, fund performance benefited from an overweight in Electronic Arts and an underweight in McDATA Corp., Sepracor and IVAX Corp. within the healthcare sector added to the Portfolio's outperformance during the period.

Positive performance due to individual security selection in these sectors was partially offset by ineffective security selection within the energy sector due to an underweight in Weatherford International and an overweight in Valero Energy Corp.

MARKET OUTLOOK: Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the consumer discretionary sector, and, towards a lower weighting in financials. Currently, our largest overweight is in the consumer discretionary sector and our largest underweight is in the industrials sector.

The U.S. economy, which is the ultimate source of U.S. corporate earnings growth, appears to be expanding. Eventually the growing gap between healthy economic growth and weak financial markets must be resolved. As economic growth occurs globally, not just here in the U.S., we believe strong earnings growth may prevail over the host of negative psychological influences on our markets. Now that attention is being turned to accounting quality, accounting integrity should improve. The weaker dollar is a boon for U.S. exporters and may allow greater domestic pricing power as imported goods become more expensive. While the risks of terrorism can never be eliminated, the national focus on fighting this threat should serve to reduce future threats.

What may not change for the foreseeable future is the return to the market's emphasis on individual company fundamentals. Measurement of fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

                                              ING VP INDEX PLUS MIDCAP PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                      AVERAGE ANNUAL TOTAL RETURNS
                                  FOR THE PERIODS ENDED JUNE 30, 2002
                         ------------------------------------------------------
                                        SINCE INCEPTION         SINCE INCEPTION
                                          OF CLASS R              OF CLASS S
                         1 YEAR            12/16/97                 7/16/01
                         ------            --------                 -------
Class R                  -2.55%             13.20%                      --
Class S                      --                 --                  -0.37%
S&P MidCap 400 Index     -4.72%             10.15%(1)                1.10%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Plus MidCap Portfolio against the S&P MidCap 400 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 01/01/98.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 14.

ING VP INDEX PLUS SMALLCAP PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Douglas Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Index Plus SmallCap Portfolio (formerly Aetna Index Plus Small Cap VP) (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600), while maintaining a market level of risk by investing at least 80% of its assets in stocks included in the S&P SmallCap 600.

MARKET OVERVIEW: The S&P SmallCap 600 lost 0.02% in the six-month period ended June 30, 2002, as investors reacted strongly to accounting quality concerns, earnings disappointments, continued threats of terrorism, and worries about a weakening dollar and its effect on the interest of overseas investors in our equity markets. The pressure on the market, we believe, was largely psychological as the U.S. economy continued to show strength, especially in the manufacturing and housing sectors. Also, overseas equity markets mimicked the U.S. equity market -- sharp losses around the world argue against parochial explanations of U.S. market behavior. The defensive mood of investors was reflected in sector performance: higher growth sectors such as information technology and telecommunication services were the worst performers. The best performing sectors were the materials and consumer staples sectors.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a return of 0.52%, compared to -0.02% for the S&P SmallCap 600 Index.

PORTFOLIO SPECIFICS: The Portfolio outperformed the S&P SmallCap 600 during the period primarily due to successful individual security selection. The fundamental factors we use to evaluate stocks -- such as P/E (price/earnings) ratios, free cashflow to price, analyst estimate diffusion and capital expenditure intensity -- were all effective as investors renewed their focus on earnings and earnings quality.

Effective security selection by the quantitative model we use to manage the Portfolio was primarily responsible for its outperformance during the quarter. Good individual security selection occurred primarily within the information technology and industrial sectors. Within the information technology sector, Portfolio performance benefited from underweight positions in Read-Rite Corp. and Microsemi Corp. An underweight position in both Frontier Airlines and Mobil Mini, Inc. within the industrial sector added to the Portfolio's outperformance during the period. Individual security selection was ineffective within the utilities sector as our overweight in Avista Corp. and our underweight in American States Water Corp. hurt performance.

Positive performance due to individual security selection was enhanced by the impact of the Portfolio's sector allocation. An underweight in information technology and the Portfolio's modest cash position benefited performance during the period.

Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the industrial and consumer discretionary sectors, and, towards lower weightings in consumer staple and energy sectors. Currently our largest overweight is in the consumer discretionary sector and our largest underweight is in the energy sector.

MARKET OUTLOOK: The U.S. economy, which is the ultimate source of U.S. corporate earnings growth, appears to be expanding. Eventually the growing gap between healthy economic growth and weak financial markets must be resolved. As economic growth occurs globally, not just here in the U.S., we believe strong earnings growth may prevail over the host of negative psychological influences on our markets. Now that attention is being turned to accounting quality, accounting integrity should improve. The weaker dollar is a boon for U.S. exporters and may allow greater domestic pricing power as imported goods become more expensive. While the risks of terrorism can never be eliminated, the national focus on fighting this threat should serve to reduce future threats. What may not change for the foreseeable future is the return to the market's emphasis on individual company fundamentals. Measurement of fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

                                            ING VP INDEX PLUS SMALLCAP PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                               AVERAGE ANNUAL TOTAL RETURNS
                           FOR THE PERIODS ENDED JUNE 30, 2002
                        ------------------------------------------
                                 SINCE INCEPTION   SINCE INCEPTION
                                   OF CLASS R        OF CLASS S
                        1 YEAR      12/19/97           7/16/01
                        ------      --------           -------
Class R                 0.52%         5.76%                --
Class S                    --            --             3.65%
S&P SmallCap 600 Index  0.27%         6.39%(1)          1.98%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Plus SmallCap Portfolio against the S&P SmallCap 600 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 01/01/98.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 14.

ING VP ASCENT PORTFOLIO
ING VP CROSSROADS PORTFOLIO
ING VP LEGACY PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Neil Kochen, Executive Vice President and Chief Investment Officer, Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus Investment Management, Inc.

GOAL: The ING VP Ascent Portfolio (formerly Aetna Ascent VP) ("VP Ascent") seeks to provide capital appreciation. The ING VP Crossroads Portfolio (formerly Aetna Crossroads VP) ("VP Crossroads") seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The ING VP Legacy Portfolio (formerly Aetna Legacy VP) ("VP Legacy") seeks to provide total return consistent with preservation of capital.

VP Ascent, VP Crossroads and VP Legacy are asset allocation funds that have been designed for investors with different investment goals:

- VP Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

- VP Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

- VP Legacy is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

MARKET OVERVIEW: Performance for the U.S. stock market was negative for the six-month period ended June 30, 2002. Small- and mid-cap stocks suffered the least, with the Russell 2000 Small Cap Index and the S&P MidCap 400 Index down 4.70% and 3.21%, respectively. Large-cap stocks were down further, with the S&P 500 Index losing 13.16% and the Dow Jones Industrial Average down 7.77%. The S&P 500 Index sectors showing positive returns for the period were materials, consumer staples and energy, while sectors such as telecom services and technology saw notable negative returns. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, rose 3.79%. Overseas markets were mostly lower with the MSCI Europe, Australia and Far East (EAFE) Index down 1.38%.

Driving this performance were a variety of factors, notably: uncertainty as to the state of the economy and later in the period, the strength of the economic recovery; unease surrounding corporate accounting, unearthed first by the Enron/Arthur Andersen incident and extended by further disclosures by firms in many industries; lack of confidence in the recovery of corporate profits; concerns over equity valuations; and, anxiety over Middle East violence and increased tensions between India and Pakistan.

PERFORMANCE: For the six-month period ended June 30, 2002, the VP Ascent, VP Crossroads and VP Legacy Portfolios, excluding any charges, provided total returns of -3.53%, -2.19%, and -0.58%, respectively, compared to their benchmarks, the Russell 3000 Index (VP Ascent and VP Crossroads) and the Salomon Smith Barney Broad Investment-Grade Bond Index (VP Legacy) which returned -12.24% and 3.59%, respectively.

PORTFOLIO SPECIFICS: Performance was hurt by an overweight in domestic stocks and an underweight in fixed income securities. Strong security selection in domestic stocks helped performance, while adverse allocation and security selection in international equities hurt performance. Real estate securities, though comprising a small portion of each Portfolio, added to returns as this was the best performing asset class of the group.

While strong security selection was the main driver of outperformance in the large-, small- and mid-cap stock components of the Portfolios, sector allocation offset this positive performance somewhat. Security selection was particularly effective in the large-cap technology and industrial sectors and the small- and mid-cap healthcare and financial sectors, but counterproductive in small- and mid-cap energy and utilities.

The international component underperformed its benchmark index for the period, primarily due to adverse security selection but also due to overweights in the technology and telecom sectors. Positive security selection in the real estate component added to performance.

Stocks that helped performance included: Homebuilder NRV, Inc. (Consumer Discretionary sector -- Mid Cap) and Lockheed Martin (Aerospace & Defense sector -- Large Cap). Stocks that detracted from performance were Intel (Technology sector -- Large Cap) and Telewest Communications (Telecommunications sector -- International).

The Portfolio's underlying bond component underperformed the Lehman Brothers Aggregate Bond Index due to adverse corporate issue selection as several industrial issues, primarily in the telecom sector, performed poorly. These credits were negatively impacted by accounting concerns and the downgrade to below investment grade of WorldCom, Inc., a telecom company held in the portfolio through the early portion of the second quarter and subsequently sold. The Portfolio's overweighting of mortgage-backed securities (MBS) benefited performance as MBS outperformed Treasuries during this period.

                                                         ING VP ASCENT PORTFOLIO
                                                     ING VP CROSSROADS PORTFOLIO
                                                         ING VP LEGACY PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


MARKET OUTLOOK: In devising our market outlook, we focus on the relative strength of the economic recovery and the rebound of corporate profits. The economy appears to be on more solid footing than it was in late 2001, with improvements in Gross Domestic Product (GDP), consumer confidence, and in the industrial sector. On top of those positives, we continue to benefit from low inflation, stimulative fiscal policy and a Fed fund's rate that remains at a 40 year low with only modest potential increases on the horizon. Other elements of the economy are more troubling, with unemployment on the rise, oil and other commodities volatile, and retail sales which, while still improving, are exhibiting a diminished rate of growth.

On top of continued economic uncertainty are the issues of geopolitical uncertainty, questionable corporate governance and what some consider to be high equity valuations. All this has lead to an apparent investor paralysis, a condition in which a lack of vision (or conviction) causes investors to sit on the sidelines until the future can be seen a little more clearly.

This seemingly directionless market phase may continue until the fog lifts and some of these non-economic issues get resolved. But the economy appears to be in a growth mode, and although it may be slow growth, when all is said and done, extended slow growth may be quite desirable for financial markets. We continue to see opportunities in selected sectors, just as we have for the past six months. We will continue to try to exploit those opportunities using the disciplined method of security selection that we believe has served us well in the past.

ING VP ASCENT PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                       AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED JUNE 30, 2002
                              -----------------------------------------------
                                                              SINCE INCEPTION
                                                                OF CLASS R
                              1 YEAR          5 YEARS             7/5/95
                              ------          -------             ------
Class R                        -9.76%          1.84%               7.47%
Russell 3000 Index            -17.24%          3.84%              10.31%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Ascent Portfolio against the Russell 3000 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                See accompanying index descriptions on page 14.

                                                     ING VP CROSSROADS PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                       AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED JUNE 30, 2002
                              -----------------------------------------------
                                                              SINCE INCEPTION
                                                                OF CLASS R
                              1 YEAR          5 YEARS             7/5/95
                              ------          -------             ------
Class R                        -6.59%          2.84%               7.22%
Russell 3000 Index            -17.24%          3.84%              10.31%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Crossroads Portfolio against the Russell 3000 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                See accompanying index descriptions on page 14.

ING VP LEGACY PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                        AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED JUNE 30, 2002
                               ----------------------------------------------
                                                              SINCE INCEPTION
                                                                OF CLASS R
                               1 YEAR         5 YEARS             7/5/95
                               ------         -------             ------
Class R                        -2.38%          4.50%               7.42%
Salomon Smith Barney Broad
  Investment-Grade Bond Index   8.49%          7.55%               7.26%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Legacy Portfolio against the Salomon Smith Barney Broad Investment-Grade Bond Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                See accompanying index descriptions on page 14.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a widely recognized index of 500 common stocks.

The S&P MIDCAP 400 INDEX is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.0 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The S&P SMALLCAP 600 INDEX is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $965 million. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The SALOMON BROAD INDEX (Salomon Smith Barney Broad Investment-Grade Bond Index) is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                           ING VP            ING VP            ING VP
                                         INDEX PLUS        INDEX PLUS        INDEX PLUS          ING VP            ING VP
                                          LARGECAP           MIDCAP           SMALLCAP           ASCENT          CROSSROADS
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                         ---------         ---------         ---------         ---------         ---------
ASSETS:
Investments in securities at value*    $1,069,078,677    $  256,518,625    $   92,715,278    $  163,254,898    $  151,821,675
Short-term investments at amortized
 cost                                       8,480,000         9,949,000         1,369,000        32,482,476        31,229,967
Cash                                            1,452               987               227               597               258
Cash (collateral for futures)                      --                --                --            48,188            38,663
Foreign currencies at value**                      --                --                --         1,045,505           617,391
Receivables:
 Investment securities sold                55,079,913         9,968,695         5,370,328         9,196,612         6,950,979
 Dividends and interest                     1,150,979           161,076            50,470           349,944           540,319
 Futures variation margin                          --                --                --            18,225            15,300
Prepaid expenses                                2,224               322                78               387               364
Reimbursement due from manager                     --                --                --                --             5,773
                                       --------------    --------------    --------------    --------------    --------------
 Total assets                           1,133,793,245       276,598,705        99,505,381       206,396,832       191,220,689
                                       --------------    --------------    --------------    --------------    --------------
LIABILITIES:
Payable for investment securities
 purchased                                 52,175,214         9,978,142         5,384,390        13,165,212        13,643,065
Payable to affiliates                         344,207            94,029            33,245            97,990            89,864
Other accrued expenses and
 liabilities                                   86,843            27,942            27,783            56,306            51,420
                                       --------------    --------------    --------------    --------------    --------------
 Total liabilities                         52,606,264        10,100,113         5,445,418        13,319,508        13,784,349
                                       --------------    --------------    --------------    --------------    --------------
NET ASSETS                             $1,081,186,981    $  266,498,592    $   94,059,963    $  193,077,324    $  177,436,340
                                       ==============    ==============    ==============    ==============    ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                        $1,519,024,232    $  276,742,367    $   94,325,415    $  210,075,344    $  185,772,254
Accumulated net investment income           8,474,543         1,547,557           198,592         4,259,773         5,826,725
Accumulated net realized loss on
 investments, futures contracts and
 foreign currencies                      (346,732,171)       (3,050,315)         (377,632)      (23,714,637)      (17,305,443)
Net unrealized appreciation
 (depreciation) of investments,
 futures contracts and foreign
 currencies                               (99,579,623)       (8,741,017)          (86,412)        2,456,844         3,142,804
                                       --------------    --------------    --------------    --------------    --------------
NET ASSETS                             $1,081,186,981    $  266,498,592    $   94,059,963    $  193,077,324    $  177,436,340
                                       ==============    ==============    ==============    ==============    ==============
---------------
*Cost of securities                    $1,168,658,300    $  265,259,642    $   92,801,690    $  160,823,907    $  148,694,986
**Cost of foreign currencies           $           --    $           --    $           --    $    1,025,344    $      605,216
CLASS R:
 Net assets                            $1,078,761,072    $  262,334,378    $   91,161,208    $  193,077,324    $  177,436,340
 Shares authorized                      2,000,000,000     2,000,000,000     2,000,000,000     2,000,000,000     2,000,000,000
 Par value                             $        0.001    $        0.001    $        0.001    $        0.001    $        0.001
 Shares outstanding                        88,882,762        19,613,840         7,818,799        15,700,278        14,738,201
 Net asset value and redemption price
   per share                           $        12.14    $        13.37    $        11.66    $        12.30    $        12.04
CLASS S:
 Net assets                            $    2,425,909    $    4,164,214    $    2,898,755               n/a               n/a
 Shares authorized                        100,000,000       100,000,000       100,000,000               n/a               n/a
 Par value                             $        0.001    $        0.001    $        0.001               n/a               n/a
 Shares outstanding                           200,162           312,069           249,304               n/a               n/a
 Net asset value and redemption price
   per share                           $        12.12    $        13.34    $        11.63               n/a               n/a


                                           ING VP
                                           LEGACY
                                         PORTFOLIO
                                         ---------
ASSETS:
Investments in securities at value*    $  108,320,612
Short-term investments at amortized
 cost                                      29,753,476
Cash                                              100
Cash (collateral for futures)                      --
Foreign currencies at value**                 319,043
Receivables:
 Investment securities sold                 3,829,027
 Dividends and interest                       633,740
 Futures variation margin                          --
Prepaid expenses                                  273
Reimbursement due from manager                  9,994
                                       --------------
 Total assets                             142,866,265
                                       --------------
LIABILITIES:
Payable for investment securities
 purchased                                 12,961,877
Payable to affiliates                          65,322
Other accrued expenses and
 liabilities                                   41,955
                                       --------------
 Total liabilities                         13,069,154
                                       --------------
NET ASSETS                             $  129,797,111
                                       ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                        $  128,752,880
Accumulated net investment income           5,788,736
Accumulated net realized loss on
 investments, futures contracts and
 foreign currencies                        (7,418,248)
Net unrealized appreciation
 (depreciation) of investments,
 futures contracts and foreign
 currencies                                 2,673,743
                                       --------------
NET ASSETS                             $  129,797,111
                                       ==============
---------------
*Cost of securities                    $  105,652,433
**Cost of foreign currencies           $      314,111
CLASS R:
 Net assets                            $  129,797,111
 Shares authorized                      2,000,000,000
 Par value                             $        0.001
 Shares outstanding                        10,885,112
 Net asset value and redemption price
   per share                           $        11.92
CLASS S:
 Net assets                                       n/a
 Shares authorized                                n/a
 Par value                                        n/a
 Shares outstanding                               n/a
 Net asset value and redemption price
   per share                                      n/a

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                           ING VP           ING VP         ING VP
                                         INDEX PLUS       INDEX PLUS     INDEX PLUS       ING VP         ING VP         ING VP
                                          LARGECAP          MIDCAP        SMALLCAP        ASCENT       CROSSROADS       LEGACY
                                          PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          ---------       ---------       ---------      ---------      ---------      ---------
INVESTMENT INCOME:
 Dividends, net of foreign taxes*       $   8,294,755    $  1,082,085    $   264,006    $ 1,229,152    $   959,900    $   557,296
 Interest                                     182,904         104,502         25,868        551,092      1,161,219      1,405,535
                                        -------------    ------------    -----------    -----------    -----------    -----------
   Total investment income                  8,477,659       1,186,587        289,874      1,780,244      2,121,119      1,962,831
                                        -------------    ------------    -----------    -----------    -----------    -----------
EXPENSES:
 Investment management fees                 2,013,358         440,911        145,420        590,637        540,902        387,677
 Distribution and service fees:
   Class S                                      2,159           3,279          2,378             --             --             --
 Transfer agent fees                            4,876           4,790          4,819          1,573          1,572          1,574
 Administrative and service fees              373,806          69,637         22,720         63,817         58,477         41,904
 Shareholder reporting fees                    44,500          10,022          4,003         11,237         10,174          8,043
 Professional fees                             13,534          10,027          9,740         11,443         11,295         10,928
 Custody and accounting fees                   67,427          22,311         24,168         53,607         44,653         34,631
 Directors' fees                               19,689           3,237            847          3,258          3,077          2,339
 Insurance fees                                 4,064             600            157            700            669            508
 Miscellaneous fees                            11,491           1,236            849            437          1,721          1,194
                                        -------------    ------------    -----------    -----------    -----------    -----------
   Total expenses                           2,554,904         566,050        215,101        736,709        672,540        488,798
Less:
 Waived and reimbursed fees                        --              --         10,394          5,217         41,676         68,934
                                        -------------    ------------    -----------    -----------    -----------    -----------
   Net expenses                             2,554,904         566,050        204,707        731,492        630,864        419,864
                                        -------------    ------------    -----------    -----------    -----------    -----------
 Net investment income                      5,922,755         620,537         85,167      1,048,752      1,490,255      1,542,967
                                        -------------    ------------    -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FUTURES AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments                              (65,910,840)      6,615,378        429,793      1,466,844      1,434,449      1,265,736
 Futures and forward foreign currency
   exchange contracts                              --              --             --       (126,451)      (102,253)        (5,303)
 Foreign currency related transactions             --              --             --        275,591        156,127         60,294
                                        -------------    ------------    -----------    -----------    -----------    -----------
   Net realized gain (loss) on
     investments, futures and foreign
     currencies                           (65,910,840)      6,615,378        429,793      1,615,984      1,488,323      1,320,727
                                        -------------    ------------    -----------    -----------    -----------    -----------
Net change in unrealized appreciation
 (depreciation) on:
 Investments                              (92,497,806)    (15,931,933)    (2,703,411)    (9,878,898)    (7,034,373)    (3,586,516)
 Futures and forward foreign currency
   exchange contracts                              --              --             --         (3,078)        (4,014)         1,484
 Foreign currency related transactions             --              --             --         10,673         (2,119)        (1,487)
                                        -------------    ------------    -----------    -----------    -----------    -----------
 Net change in unrealized depreciation
   on investments, futures and foreign
   currencies                             (92,497,806)    (15,931,933)    (2,703,411)    (9,871,303)    (7,040,506)    (3,586,519)
                                        -------------    ------------    -----------    -----------    -----------    -----------
 Net realized and unrealized loss on
   investments, futures and foreign
   currencies                            (158,408,646)     (9,316,555)    (2,273,618)    (8,255,319)    (5,552,183)    (2,265,792)
                                        -------------    ------------    -----------    -----------    -----------    -----------
DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                             $(152,485,891)   $ (8,696,018)   $(2,188,451)   $(7,206,567)   $(4,061,928)   $  (722,825)
                                        =============    ============    ===========    ===========    ===========    ===========
---------------
* Foreign taxes                         $      45,630    $         --    $       205    $    21,659    $    14,094    $     4,276

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                                                       ING VP INDEX PLUS MIDCAP
                                                             ING VP INDEX PLUS LARGECAP PORTFOLIO             PORTFOLIO
                                                             ------------------------------------    ----------------------------
                                                                SIX MONTHS             YEAR           SIX MONTHS         YEAR
                                                                  ENDED               ENDED             ENDED           ENDED
                                                                 JUNE 30,          DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                                                   2002                2001              2002            2001
                                                                   ----                ----              ----            ----
FROM OPERATIONS:
Net investment income                                         $    5,922,755      $   12,312,916     $    620,537    $    928,543
Net realized gain (loss) on investments                          (65,910,840)       (236,607,644)       6,615,378      (7,350,158)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (92,497,806)         45,469,789      (15,931,933)      6,351,067
                                                              --------------      --------------     ------------    ------------
Net decrease in net assets resulting from operations            (152,485,891)       (178,824,939)      (8,696,018)        (70,548)
                                                              --------------      --------------     ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                                 --         (10,829,875)              --        (283,742)
  Class S                                                                 --              (4,161)              --              --
Net realized gain from investments:
  Class R                                                                 --         (39,234,538)              --      (7,581,758)
                                                              --------------      --------------     ------------    ------------
Total distributions                                                       --         (50,068,574)              --      (7,865,500)
                                                              --------------      --------------     ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 104,896,942         257,988,766      114,248,728      86,975,345
Shares resulting from dividend reinvestments                              --          50,068,574               --       7,865,500
                                                              --------------      --------------     ------------    ------------
                                                                 104,896,942         308,057,340      114,248,728      94,840,845
Cost of shares redeemed                                          (37,938,105)       (161,217,631)      (1,547,389)    (19,138,474)
                                                              --------------      --------------     ------------    ------------
Net increase in net assets resulting from capital share
  transactions                                                    66,958,837         146,839,709      112,701,339      75,702,371
                                                              --------------      --------------     ------------    ------------
Net increase (decrease) in net assets                            (85,527,054)        (82,053,804)     104,005,321      67,766,323
NET ASSETS:
Beginning of period                                            1,166,714,035       1,248,767,839      162,493,271      94,726,948
                                                              --------------      --------------     ------------    ------------
End of period                                                 $1,081,186,981      $1,166,714,035     $266,498,592    $162,493,271
                                                              ==============      ==============     ============    ============
Accumulated net investment income at end of period            $    8,474,543      $    2,551,788     $  1,547,557    $    927,020
                                                              ==============      ==============     ============    ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                              ING VP INDEX PLUS SMALLCAP
                                                                       PORTFOLIO               ING VP ASCENT PORTFOLIO
                                                              ---------------------------    ----------------------------
                                                              SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                 ENDED          ENDED           ENDED           ENDED
                                                               JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                 2002            2001            2002            2001
                                                                 ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                         $    85,167    $    113,592    $  1,048,752    $  3,167,783
Net realized gain (loss) on investments, futures and foreign
  currencies                                                      429,793           8,885       1,615,984     (23,664,256)
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                  (2,703,411)      1,056,522      (9,871,303)     (4,956,716)
                                                              -----------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                   (2,188,451)      1,178,999      (7,206,567)    (25,453,189)
                                                              -----------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                              --         (42,802)             --      (3,364,099)
Net realized gain from investments:
  Class R                                                              --      (1,601,538)             --              --
                                                              -----------    ------------    ------------    ------------
Total distributions                                                    --      (1,644,340)             --      (3,364,099)
                                                              -----------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                               53,328,795      43,889,462       9,336,775      15,448,497
Shares resulting from dividend reinvestments                           --       1,644,340              --       3,364,099
                                                              -----------    ------------    ------------    ------------
                                                               53,328,795      45,533,802       9,336,775      18,812,596
Cost of shares redeemed                                        (4,317,366)    (18,315,219)     (6,090,555)     (9,277,038)
                                                              -----------    ------------    ------------    ------------
Net increase in net assets resulting from capital share
  transactions                                                 49,011,429      27,218,583       3,246,220       9,535,558
                                                              -----------    ------------    ------------    ------------
Net increase (decrease) in net assets                          46,822,978      26,753,242      (3,960,347)    (19,281,730)
NET ASSETS:
Beginning of period                                            47,236,985      20,483,743     197,037,671     216,319,401
                                                              -----------    ------------    ------------    ------------
End of period                                                 $94,059,963    $ 47,236,985    $193,077,324    $197,037,671
                                                              ===========    ============    ============    ============
Accumulated net investment income at end of period            $   198,592    $    113,425    $  4,259,773    $  3,211,021
                                                              ===========    ============    ============    ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                              ING VP CROSSROADS PORTFOLIO     ING VP LEGACY PORTFOLIO
                                                              ---------------------------   ---------------------------
                                                               SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                                 ENDED          ENDED          ENDED          ENDED
                                                                JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                  2002           2001           2002           2001
                                                                  ----           ----           ----           ----
FROM OPERATIONS:
Net investment income                                         $  1,490,255   $  4,355,038   $  1,542,967   $  4,244,633
Net realized gain (loss) on investments, futures and foreign
  currencies                                                     1,488,323    (17,126,841)     1,320,727     (8,249,662)
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                   (7,040,506)      (715,053)    (3,586,519)       897,758
                                                              ------------   ------------   ------------   ------------
Net decrease in net assets resulting from operations            (4,061,928)   (13,486,856)      (722,825)    (3,107,271)
                                                              ------------   ------------   ------------   ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                               --     (4,762,539)            --     (4,740,661)
                                                              ------------   ------------   ------------   ------------
Net realized gain from investments:
  Class R                                                               --             --             --       (954,916)
                                                              ------------   ------------   ------------   ------------
Total distributions                                                     --     (4,762,539)            --     (5,695,577)
                                                              ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 8,589,291     15,615,825      8,370,290     20,759,281
Shares resulting from dividend reinvestments                            --      4,762,539             --      5,695,577
                                                              ------------   ------------   ------------   ------------
                                                                 8,589,291     20,378,364      8,370,290     26,454,858
Cost of shares redeemed                                         (8,387,317)    (9,942,012)    (7,848,749)   (16,032,464)
                                                              ------------   ------------   ------------   ------------
Net increase in net assets resulting from capital share
  transactions                                                     201,974     10,436,352        521,541     10,422,394
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                           (3,859,954)    (7,813,043)      (201,284)     1,619,546
NET ASSETS:
Beginning of period                                            181,296,294    189,109,337    129,998,395    128,378,849
                                                              ------------   ------------   ------------   ------------
End of period                                                 $177,436,340   $181,296,294   $129,797,111   $129,998,395
                                                              ============   ============   ============   ============
Accumulated net investment income (loss) at end of period     $  5,826,725   $  4,336,470      5,788,736   $  4,245,769
                                                              ============   ============   ============   ============

                 See Accompanying Notes to Financial Statements

ING VP INDEX PLUS LARGECAP PORTFOLIO (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                      CLASS R
                                                          ----------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                    YEAR ENDED DECEMBER 31,
                                                           JUNE 30,    ---------------------------------------------------
                                                             2002        2001        2000        1999      1998     1997
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $       13.86        16.73       20.87       17.59    14.02    10.91
 Income from investment operations:
 Net investment income                                $        0.06         0.15        0.13        0.12     0.12     0.10*
 Net realized and unrealized gain (loss) on
 investments                                          $       (1.78)       (2.40)      (1.99)       4.09     4.30     3.60
 Total from investment operations                     $       (1.72)       (2.25)      (1.86)       4.21     4.42     3.70
 Less distributions from:
 Net investment income                                $          --         0.13        0.14        0.10     0.12     0.10
 Net realized gain on investments                     $          --         0.49        2.14        0.83     0.73     0.49
 Total distributions                                  $          --         0.62        2.28        0.93     0.85     0.59
 Net asset value, end of period                       $       12.14        13.86       16.73       20.87    17.59    14.02
 TOTAL RETURN(2):                                     %      (12.41)      (13.62)      (9.41)      24.30    31.60    33.89
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $   1,078,761    1,165,893   1,248,768   1,162,472  496,059  132,517
 Ratios to average net assets:
 Expenses(3)                                          %        0.45         0.45        0.44        0.45     0.46     0.50
 Net investment income(3)                             %        1.04         1.05        0.73        0.78     1.07     1.38
 Portfolio turnover rate                              %          76          125         111          88       99       77
--------------------------------------------------------------------------------------------------------------------------

                                                                CLASS S
                                                     ------------------------------
                                                     SIX MONTHS       JULY 16,
                                                       ENDED         2001(1) TO
                                                      JUNE 30,      DECEMBER 31,
                                                        2002            2001
---------------------------------------------------  ------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   13.86           14.80
 Income from investment operations:
 Net investment income                                   0.08              --
 Net realized and unrealized gain (loss) on
 investments                                            (1.82)          (0.83)*
 Total from investment operations                       (1.74)          (0.83)
 Less distributions from:
 Net investment income                                     --            0.11
 Net realized gain on investments                          --              --
 Total distributions                                       --            0.11
 Net asset value, end of period                         12.12           13.86
 TOTAL RETURN(2):                                      (12.55)          (5.56)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      2,426             821
 Ratios to average net assets:
 Expenses(3)                                             0.70            0.69
 Net investment income(3)                                0.82            0.80
 Portfolio turnover rate                                   76             125
-----------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

                                  ING VP INDEX PLUS MIDCAP PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   CLASS R                                       CLASS S
                                        -------------------------------------------------------------   -------------------------
                                        SIX MONTHS                                       DECEMBER 19,   SIX MONTHS     JULY 16,
                                          ENDED           YEAR ENDED DECEMBER 31,         1997(1) TO      ENDED       2001(6) TO
                                         JUNE 30,    ---------------------------------   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                           2002       2001      2000     1999    1998        1997          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                            $       13.54       14.67    12.40    12.20   10.34      10.00         13.52         13.58
 Income from investment
 operations:
 Net investment income (loss)      $        0.00(5)     0.07     0.04     0.06    0.07       0.01*        (0.01)           --
 Net realized and unrealized
 gain (loss) on investments        $       (0.17)      (0.26)    2.43     1.76    2.42       0.34         (0.17)        (0.06)
 Total from investment
 operations                        $       (0.17)      (0.19)    2.47     1.82    2.49       0.35         (0.18)        (0.06)
 Less distributions from:
 Net investment income             $          --        0.03       --     0.06    0.07       0.01            --            --
 Net realized gain on
 investments                       $          --        0.91     0.20     1.56    0.56         --            --            --
 Total distributions               $          --        0.94     0.20     1.62    0.63       0.01            --            --
 Net asset value, end of period    $       13.37       13.54    14.67    12.40   12.20      10.34         13.34         13.52
 TOTAL RETURN(2):                  %       (1.26)      (1.32)   19.91    15.81   24.30       3.50         (1.33)        (0.44)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                           $     262,334     161,663   94,727   19,244   9,923      7,756         4,164           830
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)               %        0.51        0.55     0.58     0.60    0.60       0.60          0.77          0.80
 Gross expenses prior to expense
 reimbursement(3)                  %        0.51        0.55     0.62     0.80    0.82       0.60          0.77          0.80
 Net investment income after
 expense reimbursement(3)(4)       %        0.57        0.77     0.66     0.68    0.68       1.37          0.31          0.51
 Portfolio turnover rate           %          95         189      154      143     166         --            95           189
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
(5)Amount represents less than $0.01 per share.
(6)Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING VP INDEX PLUS SMALLCAP PORTFOLIO (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   CLASS R                                       CLASS S
                                         ------------------------------------------------------------   -------------------------
                                         SIX MONTHS                                      DECEMBER 16,   SIX MONTHS     JULY 16,
                                           ENDED          YEAR ENDED DECEMBER 31,         1997(1) TO      ENDED       2001(6) TO
                                          JUNE 30,    --------------------------------   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                            2002       2001     2000     1999    1998        1997          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                             $       11.60      11.97    10.90     9.86   10.42      10.00         11.58         11.40
 Income from investment
 operations:
 Net investment income              $        0.00(5)    0.02     0.02     0.02    0.04       0.01*         0.00(5)         --
 Net realized and unrealized gain
 (loss) on investments              $        0.06       0.25     1.05     1.04   (0.19)      0.42          0.05          0.18
 Total from investment operations   $        0.06       0.27     1.07     1.06   (0.15)      0.43          0.05          0.18
 Less distributions from:
 Net investment income              $          --       0.02       --     0.02    0.04       0.01            --            --
 Net realized gain on investments   $          --       0.62       --       --    0.37         --            --            --
 Total distributions                $          --       0.64       --     0.02    0.41       0.01            --            --
 Net asset value, end of period     $       11.66      11.60    11.97    10.90    9.86      10.42         11.63         11.58
 TOTAL RETURN(2):                   %        0.52       2.41     9.82    10.79   (1.35)      4.33          0.43          1.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                            $      91,161     46,547   20,484   12,484   7,599      7,817         2,899           690
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                %        0.56       0.60     0.60     0.60    0.60       0.60          0.81          0.85
 Gross expenses prior to expense
 reimbursement(3)                   %        0.59       0.71     0.86     0.90    0.87       0.60          0.84          0.96
 Net investment income after
 expense reimbursement(3)(4)        %        0.24       0.35     0.28     0.28    0.38       1.90          0.00          0.10
 Portfolio turnover rate            %          60        134      142      107     142         --            60           134
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
(5)Amount represents less than $0.01 per share.
(6)Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

                                             ING VP ASCENT PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS R
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                           YEAR ENDED DECEMBER 31,
                                                       JUNE 30,       -----------------------------------------------------------
                                                         2002          2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $        12.75          14.65        14.92        14.02        14.12        12.62
 Income from investment operations:
 Net investment income                          $         0.06           0.20         0.23         0.39         0.33         0.25*
 Net realized and unrealized gain (loss) on
 investments                                    $        (0.51)         (1.88)       (0.32)        1.56         0.27         2.25
 Total from investment operations               $        (0.45)         (1.68)       (0.09)        1.95         0.60         2.50
 Less distributions from:
 Net investment income                          $           --           0.22         0.06         0.33         0.35         0.34
 Net realized gain on investments               $           --             --         0.12         0.72         0.35         0.66
 Total distributions                            $           --           0.22         0.18         1.05         0.70         1.00
 Net asset value, end of period                 $        12.30          12.75        14.65        14.92        14.02        14.12
 TOTAL RETURN(1):                               %        (3.53)        (11.54)       (0.67)       14.35         4.30        19.90
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $      193,077        197,038      216,319      214,412      207,596      148,810
 Ratios to average net assets:
 Expenses(2)                                    %         0.75           0.74         0.75         0.74         0.75         0.75
 Net investment income(2)                       %         1.07           1.58         1.59         2.31         2.59         2.51
 Portfolio turnover rate                        %          125            247          215          135          104          125
---------------------------------------------------------------------------------------------------------------------------------

(1)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(2)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING VP CROSSROADS PORTFOLIO (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS R
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                           YEAR ENDED DECEMBER 31,
                                                       JUNE 30,       -----------------------------------------------------------
                                                         2002          2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $        12.31          13.58        13.77        13.32        13.09        11.98
 Income from investment operations:
 Net investment income                          $         0.10           0.29         0.35         0.45         0.38         0.30*
 Net realized and unrealized gain (loss) on
 investments                                    $        (0.37)         (1.23)       (0.29)        0.87         0.39         1.79
 Total from investment operations               $        (0.27)         (0.94)        0.06         1.32         0.77         2.09
 Less distributions from:
 Net investment income                          $           --           0.33         0.09         0.36         0.41         0.38
 Net realized gain on investments               $           --             --         0.16         0.51         0.13         0.60
 Total distributions                            $           --           0.33         0.25         0.87         0.54         0.98
 Net asset value, end of period                 $        12.04          12.31        13.58        13.77        13.32        13.09
 TOTAL RETURN(1):                               %        (2.19)         (6.99)        0.41        10.22         5.91        17.57
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $      177,436        181,296      189,109      197,702      193,562      122,990
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                            %         0.70           0.70         0.70         0.74         0.75         0.75
 Gross expenses prior to expense
 reimbursement(2)                               %         0.75           0.74         0.75         0.74         0.75         0.75
 Net investment income after expense
 reimbursement(2)(3)                            %         1.66           2.39         2.53         3.05         3.17         3.20
 Portfolio turnover rate                        %          106            195          213          142          103          103
---------------------------------------------------------------------------------------------------------------------------------

(1)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(2)Annualized for periods less than one year.
(3)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

                                             ING VP LEGACY PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS R
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                          YEAR ENDED DECEMBER 31,
                                                        JUNE 30,       ----------------------------------------------------------
                                                          2002          2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $        11.99          12.84        12.49        12.37        12.10       11.25
 Income from investment operations:
 Net investment income                           $         0.14           0.38         0.49         0.52         0.41        0.36*
 Net realized and unrealized gain (loss) on
 investments                                     $        (0.21)         (0.68)        0.11         0.34         0.43        1.26
 Total from investment operations                $        (0.07)         (0.30)        0.60         0.86         0.84        1.62
 Less distributions from:
 Net investment income                           $           --           0.46         0.11         0.41         0.41        0.39
 Net realized gain on investments                $           --           0.09         0.14         0.33         0.16        0.38
 Total distributions                             $           --           0.55         0.25         0.74         0.57        0.77
 Net asset value, end of period                  $        11.92          11.99        12.84        12.49        12.37       12.10
 TOTAL RETURN(1):                                %        (0.58)         (2.37)        4.81         7.10         6.94       14.50
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $      129,797        129,998      128,379      131,207      148,526      81,650
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                             %         0.65           0.65         0.65         0.75         0.76        0.75
 Gross expenses prior to expense
 reimbursement(2)                                %         0.76           0.76         0.76         0.75         0.76        0.75
 Net investment income after expense
 reimbursement(2)(3)                             %         2.40           3.30         3.81         3.75         3.81        3.75
 Portfolio turnover rate                         %           87            155          180          140          104          85
---------------------------------------------------------------------------------------------------------------------------------

(1)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(2)Annualized for periods less than one year.
(3)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The ING Variable Portfolios, Inc. (formerly Aetna Variable Portfolios, Inc.) and the ING Generation Portfolios, Inc. (formerly Aetna Generation Portfolios, Inc.), which are each registered under the Investment Company Act of 1940 as an open-end management investment company.

The ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996. There are four separate investment portfolios, which comprise the ING Variable Portfolios. The three portfolios (each a "Portfolio", collectively the "Portfolios") that are in this report are: ING VP Index Plus LargeCap Portfolio ("VP Index Plus LargeCap", formerly Aetna Index Plus LargeCap VP Portfolio), ING VP Index Plus MidCap Portfolio ("VP Index Plus MidCap", formerly Aetna Index Plus MidCap VP Portfolio) and ING VP Index Plus SmallCap Fund ("VP Index Plus SmallCap", formerly Aetna Index Plus Small Cap VP Portfolio).

The ING Generation Portfolios, Inc. is a company incorporated under the laws of Maryland on October 14, 1994. There are three separate investment portfolios (each a "Portfolio", collectively the "Portfolios"), which comprise the ING Generation Portfolios, ING VP Ascent Portfolio ("VP Ascent", formerly Aetna Ascent VP Portfolio), ING VP Crossroads Portfolio ("VP Crossroads", formerly Aetna Crossroads VP Portfolio) and ING VP Legacy Portfolio ("VP Legacy", formerly Aetna Legacy VP Portfolio).

Each Portfolio offers Class R shares. VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus SmallCap also offer Class S. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expense of the Portfolio and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

On December 13, 2000, Aetna, Inc. (Aetna), the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Portfolios, and Aeltus Capital, Inc. (ACI), each Portfolios principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Portfolio's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any

--------------------------------------------------------------------------------


      foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

           Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-date. Each Portfolio pays dividends and distributes capital gains, if any, annually.

      The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts, presented in the Statement of Assets and Liabilities, based on their federal tax-basis treatment;

--------------------------------------------------------------------------------


      temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as distributions in excess of net investment income and/or net realized capital gains. To the extent they exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

F. Federal Income Taxes. It is the policy of the Portfolios, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Portfolio intends not to be subject to any federal excise tax. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires. Capital loss carryforwards were the following at December 31, 2001:

                                            YEAR OF EXPIRATION
                                          -----------------------
                              AMOUNT        2008         2009
                              ------        ----         ----
    VP Index Plus
      LargeCap             $140,629,206   $     --   $140,629,206
    VP Index Plus MidCap      2,722,484         --      2,722,484
    VP Ascent                24,171,969    840,940     23,331,029
    VP Crossroads            17,628,429    215,640     17,412,789
    VP Legacy                 8,437,583         --      8,437,583

G. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements plus accrued interest being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Portfolio had the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to
      Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board. The Portfolios will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K.    Delayed Delivery Transactions. VP Ascent, VP
      Crossroads and VP Legacy Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract.

--------------------------------------------------------------------------------


In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

L. Mortgage Dollar Roll Transactions. In connection with a Portfolio's ability to purchase or sell securities on a when-issued basis, VP Ascent, VP Crossroads and VP Legacy Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the period ended June 30, 2002, the cost of purchases and sales of securities, excluding U.S. Government and short-term securities, were as follows:

                             PURCHASES        SALES
                             ---------        -----
VP Index Plus LargeCap      $933,195,108   $860,427,586
VP Index Plus MidCap         273,420,067    202,127,376
VP Index Plus SmallCap        91,369,080     43,021,383
VP Ascent                    226,191,814    244,734,045
VP Crossroads                169,920,227    189,072,670
VP Legacy                     92,427,346    101,122,955

U.S. Government Securities not included above were as follows:

                               PURCHASES       SALES
                               ---------       -----
VP Index Plus LargeCap                 --            --
VP Index Plus MidCap                   --            --
VP Index Plus SmallCap                 --            --
VP Ascent                      $2,704,948    $  691,152
VP Crossroads                   5,513,283     2,088,457
VP Legacy                       5,912,750     2,969,142

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

VP Index LargeCap                              0.35%
VP Index MidCap                                0.40%
VP Index SmallCap                              0.40%
VP Ascent                                      0.60%
VP Crossroads                                  0.60%
VP Legacy                                      0.60%

ING entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or ING may determine, Aeltus manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

Pursuant to the Administrative Services Agreement effective April 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each Class S share of the Portfolios has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc. (the "Distributor") is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of the Portfolio's Class S shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of the Portfolio's S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S of the Portfolios pays the Distributor a combined Distribution and Service Fee at a rate of 0.25% based on average daily net assets.

--------------------------------------------------------------------------------


NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2002 the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                                                                ACCRUED
                                                               ACCRUED                        SHAREHOLDER
                                                              INVESTMENT       ACCRUED        SERVICES AND
                                                              MANAGEMENT    ADMINISTRATIVE    DISTRIBUTION
                                                                 FEES            FEES             FEES         TOTAL
                                                              ----------    --------------    ------------    --------
VP Index Plus LargeCap                                         $297,061        $46,681            $465        $344,207
VP Index Plus MidCap                                             81,998         11,275             756          94,029
VP Index Plus SmallCap                                           28,731          3,951             563          33,245
VP Ascent                                                        89,762          8,228              --          97,990
VP Crossroads                                                    82,318          7,546              --          89,864
VP Legacy                                                        59,837          5,485              --          65,322

NOTE 7 -- EXPENSE LIMITATIONS

For the following Portfolios, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                       CLASS R    CLASS S
                                       -------    -------
VP Index Plus LargeCap                  0.55%      0.80%
VP Index Plus MidCap                    0.60%      0.85%
VP Index Plus SmallCap                  0.60%      0.85%
VP Ascent                               0.75%       n/a
VP Crossroads                           0.70%       n/a
VP Legacy                               0.65%       n/a

Each Portfolio will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

NOTE 8 -- LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other Portfolios managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Portfolios Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At June 30, 2002, the Portfolios did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARE TRANSACTIONS

Transaction in capital shares and dollars were as follows:

                                                         CLASS R SHARES                              CLASS S SHARES
                                             ---------------------------------------   ------------------------------------------
                                                 SIX MONTHS           YEAR ENDED           SIX MONTHS            PERIOD ENDED
                                             ENDED JUNE 30, 2002   DECEMBER 31, 2001   ENDED JUNE 30, 2002   DECEMBER 31, 2001(1)
                                             -------------------   -----------------   -------------------   --------------------
INDEX PLUS LARGECAP PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                                        7,581,888            17,353,919            157,114                66,297
Shares issued as reinvestment of dividends                --             3,405,392                 --                   302
Shares redeemed                                   (2,802,013)          (11,320,529)           (16,189)               (7,362)
                                                ------------         -------------         ----------             ---------
Net increase in shares outstanding                 4,779,875             9,438,782            140,925                59,237
                                                ============         =============         ==========             =========
INDEX PLUS LARGECAP PORTFOLIO($)
Shares sold                                     $102,794,434         $ 257,086,662         $2,102,508             $ 902,104
Shares issued as reinvestment of dividends                --            50,064,413                 --                 4,161
Shares redeemed                                  (37,732,015)         (161,116,555)          (206,090)             (101,076)
                                                ------------         -------------         ----------             ---------
Net increase                                    $ 65,062,419         $ 146,034,520         $1,896,418             $ 805,189
                                                ============         =============         ==========             =========

---------------
(1) Commenced operations on July 16, 2001

                                                         CLASS R SHARES                              CLASS S SHARES
                                             ---------------------------------------   ------------------------------------------
                                                 SIX MONTHS           YEAR ENDED           SIX MONTHS            PERIOD ENDED
                                             ENDED JUNE 30, 2002   DECEMBER 31, 2001   ENDED JUNE 30, 2002   DECEMBER 31, 2001(1)
                                             -------------------   -----------------   -------------------   --------------------
INDEX PLUS MIDCAP PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                                        7,764,303            6,331,537             269,250                66,454
Shares issued as reinvestment of dividends                --              577,073                  --                    --
Shares redeemed                                      (90,911)          (1,424,673)            (18,580)               (5,055)
                                                ------------         ------------          ----------             ---------
Net increase in shares outstanding                 7,673,392            5,483,937             250,670                61,399
                                                ============         ============          ==========             =========
INDEX PLUS MIDCAP PORTFOLIO($)
Shares sold                                     $110,468,698         $ 86,112,298          $3,780,030             $ 863,047
Shares issued as reinvestment of dividends                --            7,865,500                  --                    --
Shares redeemed                                   (1,291,478)         (19,076,095)           (255,911)              (62,379)
                                                ------------         ------------          ----------             ---------
Net increase                                    $109,177,220         $ 74,901,703          $3,524,119             $ 800,668
                                                ============         ============          ==========             =========

---------------
(1) Commenced operations on July 16, 2001

--------------------------------------------------------------------------------


                                         CLASS R SHARES                              CLASS S SHARES
                             ---------------------------------------   ------------------------------------------
                                 SIX MONTHS           YEAR ENDED           SIX MONTHS            PERIOD ENDED
                             ENDED JUNE 30, 2002   DECEMBER 31, 2001   ENDED JUNE 30, 2002   DECEMBER 31, 2001(1)
                             -------------------   -----------------   -------------------   --------------------
INDEX PLUS SMALLCAP
  PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                        4,129,183            3,741,098             227,799                81,640
Shares issued as
  reinvestment of dividends               --              147,210                  --                    --
Shares redeemed                     (324,187)          (1,585,196)            (38,117)              (22,018)
                                ------------         ------------          ----------             ---------
Net increase in shares
  outstanding                      3,804,996            2,303,112             189,682                59,622
                                ============         ============          ==========             =========
INDEX PLUS SMALLCAP
  PORTFOLIO($)
Shares sold                     $ 50,588,098         $ 43,025,496          $2,740,697             $ 863,966
Shares issued as
  reinvestment of dividends               --            1,644,340                  --                    --
Shares redeemed                   (3,879,102)         (18,088,416)           (438,264)             (226,803)
                                ------------         ------------          ----------             ---------
Net increase                    $ 46,708,996         $ 26,581,420          $2,302,433             $ 637,163
                                ============         ============          ==========             =========

---------------
(1) Commenced operations on July 16, 2001

                                         CLASS R SHARES
                             ---------------------------------------
                                 SIX MONTHS           YEAR ENDED
                             ENDED JUNE 30, 2002   DECEMBER 31, 2001
                             -------------------   -----------------
ASCENT PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                          729,465            1,144,290
Shares issued as
  reinvestment of dividends               --              248,640
Shares redeemed                     (477,488)            (705,578)
                                ------------         ------------
Net increase in shares
  outstanding                        251,977              687,352
                                ============         ============
ASCENT PORTFOLIO($)
Shares sold                     $  9,336,775         $ 15,448,497
Shares issued as
  reinvestment of dividends               --            3,364,099
Shares redeemed                   (6,090,555)          (9,277,038)
                                ------------         ------------
Net increase                    $  3,246,220         $  9,535,558
                                ============         ============

                                         CLASS R SHARES
                             ---------------------------------------
                                 SIX MONTHS           YEAR ENDED
                             ENDED JUNE 30, 2002   DECEMBER 31, 2001
                             -------------------   -----------------
CROSSROADS PORTFOLIO
  (NUMBER OF SHARES)
Shares sold                          693,036            1,222,263
Shares issued as
  reinvestment of dividends               --              371,493
Shares redeemed                     (679,701)            (789,647)
                                ------------         ------------
Net increase in shares
  outstanding                         13,335              804,109
                                ============         ============
CROSSROADS PORTFOLIO($)
Shares sold                     $  8,589,291         $ 15,615,825
Shares issued as
  reinvestment of dividends               --            4,762,539
Shares redeemed                   (8,387,317)          (9,942,012)
                                ------------         ------------
Net increase                    $    201,974         $ 10,436,352
                                ============         ============

--------------------------------------------------------------------------------


                                         CLASS R SHARES
                             ---------------------------------------
                                 SIX MONTHS           YEAR ENDED
                             ENDED JUNE 30, 2002   DECEMBER 31, 2001
                             -------------------   -----------------
LEGACY PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                          691,200            1,695,669
Shares issued as
  reinvestment of dividends               --              467,617
Shares redeemed                     (649,213)          (1,318,619)
                                 -----------         ------------
Net increase in shares
  outstanding                         41,987              844,667
                                 ===========         ============
LEGACY PORTFOLIO($)
Shares sold                      $ 8,370,290         $ 20,759,281
Shares issued as
  reinvestment of dividends               --            5,695,577
Shares redeemed                   (7,848,749)         (16,032,464)
                                 -----------         ------------
Net increase                     $   521,541         $ 10,422,394
                                 ===========         ============

ING VP INDEX
PLUS LARGECAP
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
COMMON STOCK: 98.88%
                              ADVERTISING: 0.04%
                9,000         Omnicom Group     $      412,200
                                                --------------
                              AEROSPACE/DEFENSE: 0.81%
                9,800         General Dynamics
                               Corp.                 1,042,230
                9,550         Goodrich Corp.           260,906
               22,550         Lockheed Martin
                               Corp.                 1,567,225
                5,400         Northrop Grumman
                               Corp.                   675,000
               19,500         Raytheon Co.             794,625
               22,050         Rockwell
                               Collins, Inc.           604,611
               55,850         United
                               Technologies
                               Corp.                 3,792,215
                                                --------------
                                                     8,736,812
                                                --------------
                              AGRICULTURE: 0.06%
               19,550         UST, Inc.                664,700
                                                --------------
                              AIRLINES: 0.06%
               37,368         Southwest
                               Airlines Co.            603,867
                                                --------------
                              APPAREL: 0.40%
               24,700    @    Jones Apparel
                               Group, Inc.             926,250
               11,200         Liz Claiborne,
                               Inc.                    356,160
               33,700         Nike, Inc.             1,808,005
                9,700    @    Reebok Intl.
                               Ltd.                    286,150
               25,400         VF Corp.                 995,934
                                                --------------
                                                     4,372,499
                                                --------------
                              AUTO MANUFACTURERS: 0.78%
              214,750         Ford Motor Co.         3,436,000
               68,450         General Motors
                               Corp.                 3,658,653
               10,000    @    Navistar Intl.
                               Corp.                   320,000
               22,725         Paccar, Inc.           1,008,763
                                                --------------
                                                     8,423,416
                                                --------------
                              AUTO PARTS & EQUIPMENT: 0.36%
               28,400         Cooper Tire &
                               Rubber Co.              583,620
               15,400         Dana Corp.               285,362
               67,050         Delphi Corp.             885,060
               17,500         Goodyear Tire &
                               Rubber Co.              327,425
               26,450         TRW, Inc.              1,507,121
               22,300         Visteon Corp.            316,660
                                                --------------
                                                     3,905,248
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              BANKS: 7.37%
               40,050         AmSouth BanCorp.  $      896,319
              261,550         Bank of America
                               Corp.                18,402,658
              197,050         Bank One Corp.         7,582,484
               51,300         BB&T Corp.             1,980,180
               22,872         Charter One
                               Financial, Inc.         786,339
               21,500         Comerica, Inc.         1,320,100
               27,850         Fifth Third
                               BanCorp.              1,856,203
               15,200         First Tennessee
                               National Corp.          582,160
              122,500         FleetBoston
                               Financial Corp.       3,962,875
               27,910         Huntington
                               Bancshares,
                               Inc.                    542,012
               68,350         KeyCorp.               1,865,955
               35,900         Marshall &
                               Ilsley Corp.          1,110,387
               51,350         Mellon Financial
                               Corp.                 1,613,930
              101,550         National City
                               Corp.                 3,376,537
               11,200         Northern Trust
                               Corp.                   493,472
               32,800         PNC Financial
                               Services Group,
                               Inc.                  1,714,784
               26,100         Regions
                               Financial Corp.         917,415
               38,650         SouthTrust Corp.       1,009,538
               37,200         State Street
                               Corp.                 1,662,840
               31,600         SunTrust Banks,
                               Inc.                  2,139,952
               35,100         Union Planters
                               Corp.                 1,136,187
              226,347         US Bancorp.            5,285,202
              229,550         Wachovia Corp.         8,764,219
              202,650         Wells Fargo &
                               Co.                  10,144,659
               10,400         Zions BanCorp.           541,840
                                                --------------
                                                    79,688,247
                                                --------------
                              BEVERAGES: 3.31%
              107,550         Anheuser-Busch
                               Cos., Inc.            5,377,500
                9,100         Brown-Forman
                               Corp.                   627,900
              305,050         Coca-Cola Co.         17,082,800
               56,050         Coca-Cola
                               Enterprises,
                               Inc.                  1,237,584
                6,400         Coors (Adolph)           398,720
               31,900         Pepsi Bottling
                               Group, Inc.             982,520
              210,200         PepsiCo, Inc.         10,131,640
                                                --------------
                                                    35,838,664
                                                --------------
                              BIOTECHNOLOGY: 0.78%
              130,000    @    Amgen, Inc.            5,444,400
                6,400    @    Biogen, Inc.             265,152
               19,100    @    Chiron Corp.             675,185
               23,500    @    Genzyme Corp.            452,140
               71,000    @    Immunex Corp.          1,586,140
                                                --------------
                                                     8,423,017
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              BUILDING MATERIALS: 0.33%
                9,300    @    American
                               Standard Cos.,
                               Inc.             $      698,430
              104,950         Masco Corp.            2,845,194
                                                --------------
                                                     3,543,624
                                                --------------
                              CHEMICALS: 1.84%
               26,350         Air Products &
                               Chemicals, Inc.       1,329,885
                7,950         Ashland, Inc.            321,975
              113,200         Dow Chemical Co.       3,891,816
              165,450         Du Pont (E.I.)
                               de Nemours &
                               Co.                   7,345,980
                9,700         Eastman Chemical
                               Co.                     454,930
               21,450         Ecolab, Inc.             991,634
               15,400         Engelhard Corp.          436,128
                9,200         International
                               Flavors &
                               Fragrances,
                               Inc.                    298,908
               20,350         PPG Industries,
                               Inc.                  1,259,665
               25,450         Praxair, Inc.          1,449,886
               27,550         Rohm & Haas Co.        1,115,499
               31,750         Sherwin-
                               Williams Co.            950,277
                                                --------------
                                                    19,846,583
                                                --------------
                              COMMERCIAL SERVICES: 0.91%
               19,200    @    Apollo Group,
                               Inc.                    756,864
               61,100    @    Concord EFS,
                               Inc.                  1,841,554
               21,850    @    Convergys Corp.          425,638
               14,200         Deluxe Corp.             552,238
               18,000         Equifax, Inc.            486,000
               27,100         H&R Block, Inc.        1,250,665
               30,300         McKesson Corp.           990,810
               26,850         Moody's Corp.          1,335,787
               44,950         Paychex, Inc.          1,406,485
               21,100    @    Robert Half
                               Intl., Inc.             491,630
               12,400         RR Donnelley &
                               Sons Co.                341,620
                                                --------------
                                                     9,879,291
                                                --------------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS LARGECAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
                              COMPUTERS: 4.09%
               29,900    @    Apple Computer,
                               Inc.             $      529,828
               36,250    @    Computer
                               Sciences Corp.        1,732,750
              502,550    @    Dell Computer
                               Corp.                13,136,657
               55,700         Electronic Data
                               Systems Corp.         2,069,255
              245,300    @    EMC Corp.-Mass.        1,852,015
              364,418         Hewlett-Packard
                               Co.                   5,568,307
              201,450         International
                               Business
                               Machines Corp.       14,504,400
               15,550    @    Lexmark Intl.,
                               Inc.                    845,920
               67,150    @    Network
                               Appliance, Inc.         835,346
              358,400    @    Sun
                               Microsystems,
                               Inc.                  1,795,584
               35,350    @    Unisys Corp.             318,150
               50,300    @    Veritas Software
                               Corp.                   995,437
                                                --------------
                                                    44,183,649
                                                --------------
                              COSMETICS/PERSONAL CARE: 3.49%
                3,100         Alberto-Culver
                               Co.                     148,180
               28,400         Avon Products,
                               Inc.                  1,483,616
               68,200         Colgate-
                               Palmolive Co.         3,413,410
              131,300         Gillette Co.           4,447,131
               66,250         Kimberly-Clark
                               Corp.                 4,107,500
              270,550         Procter & Gamble
                               Co.                  24,160,115
                                                --------------
                                                    37,759,952
                                                --------------
                              DISTRIBUTION/WHOLESALE: 0.18%
               27,700         Genuine Parts
                               Co.                     965,899
               19,450         WW Grainger,
                               Inc.                    974,445
                                                --------------
                                                     1,940,344
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              DIVERSIFIED FINANCIAL SERVICES:
                               7.72%
              166,050         American Express
                               Co.              $    6,030,936
               17,050         Bear Stearns
                               Cos., Inc.            1,043,460
               29,900         Capital One
                               Financial Corp.       1,825,395
              634,300         Citigroup, Inc.       24,579,125
               25,600         Countrywide
                               Credit
                               Industries,
                               Inc.                  1,235,200
              165,300         Fannie Mae            12,190,875
               85,800         Freddie Mac            5,250,960
               76,450         Household Intl.,
                               Inc.                  3,799,565
              245,150         JP Morgan Chase
                               & Co.                 8,315,488
               29,250         Lehman Brothers
                               Holdings, Inc.        1,828,710
              142,950         MBNA Corp.             4,727,357
              100,650         Merrill Lynch &
                               Co., Inc.             4,076,325
              134,450         Morgan Stanley         5,792,106
               19,650         SLM Corp.              1,904,085
               23,850         Stilwell
                               Financial, Inc.         434,070
               13,800         T Rowe Price
                               Group, Inc.             453,744
                                                --------------
                                                    83,487,401
                                                --------------
                              ELECTRIC: 2.48%
               64,100    @    AES Corp.                347,422
               19,800         Allegheny
                               Energy, Inc.            509,850
               39,950         American
                               Electric Power
                               Co., Inc.             1,598,799
               28,700         Cinergy Corp.          1,032,913
               24,800         Consolidated
                               Edison, Inc.          1,035,400
               20,200         Constellation
                               Energy Group,
                               Inc.                    592,668
               29,650         Dominion
                               Resources, Inc.       1,962,830
               27,800         DTE Energy Co.         1,240,992
               95,700         Duke Energy
                               Corp.                 2,976,270
               63,000    @    Edison Intl.           1,071,000
               33,250         Entergy Corp.          1,411,130
               34,350         FirstEnergy
                               Corp.                 1,146,603
               59,500    @    Mirant Corp.             434,350
               23,500         NiSource, Inc.           513,005
               84,000    @    PG&E Corp.             1,502,760
               15,300         Pinnacle West
                               Capital Corp.           604,350
                7,250         PPL Corp.                239,830
               24,500    x    Progress Energy,
                               Inc.                  1,274,245
               24,800         Public Service
                               Enterprise
                               Group, Inc.           1,073,840
               67,450         Reliant Energy,
                               Inc.                  1,139,905
               81,450         Southern Co.           2,231,730
               19,200         TECO Energy,
                               Inc.                    475,200
               31,317         TXU Corp.              1,614,391
               45,350         Xcel Energy,
                               Inc.                    760,519
                                                --------------
                                                    26,790,002
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              ELECTRICAL COMPONENTS &
                               EQUIPMENT: 0.33%
               27,400    @    American Power
                               Conversion       $      346,062
               48,900         Emerson Electric
                               Co.                   2,616,639
               19,150         Molex, Inc.              642,099
                                                --------------
                                                     3,604,800
                                                --------------
                              ELECTRONICS: 0.59%
               51,900    @    Agilent
                               Technologies,
                               Inc.                  1,227,435
               27,000         Applera Corp. --
                               Applied
                               Biosystems
                               Group                   526,230
               29,400    @    Jabil Circuit,
                               Inc.                    620,634
                9,950         Johnson
                               Controls, Inc.          812,020
               14,300         Parker Hannifin
                               Corp.                   683,397
               78,700    @    Sanmina-SCI
                               Corp.                   496,597
              165,150    @    Solectron Corp.        1,015,673
               15,700         Tektronix, Inc.          293,747
               18,300    @    Thermo Electron
                               Corp.                   301,950
               15,150    @    Waters Corp.             404,505
                                                --------------
                                                     6,382,188
                                                --------------
                              ENGINEERING & CONSTRUCTION:
                               0.05%
               14,050         Fluor Corp.              547,248
                                                --------------
                              ENTERTAINMENT: 0.08%
               16,150    @    International
                               Game Technology         915,705
                                                --------------
                              ENVIRONMENTAL CONTROL: 0.19%
               28,100    @    Allied Waste
                               Industries,
                               Inc.                    269,760
               69,350         Waste
                               Management,
                               Inc.                  1,806,567
                                                --------------
                                                     2,076,327
                                                --------------
                              FOOD: 2.27%
               50,750         Albertson's,
                               Inc.                  1,545,845
              140,427         Archer-Daniels-
                               Midland Co.           1,796,061
               49,650         Campbell Soup
                               Co.                   1,373,319
               81,950         Conagra Foods,
                               Inc.                  2,265,918
               42,550         General Mills,
                               Inc.                  1,875,604
               20,100         Hershey Foods
                               Corp.                 1,256,250
               17,450         HJ Heinz Co.             717,195
               47,550         Kellogg Co.            1,705,143
               95,800    @    Kroger Co.             1,906,420
               92,800         Sara Lee Corp.         1,915,392
               27,750         Supervalu, Inc.          680,708
               76,400         Sysco Corp.            2,079,608
               69,700    @@   Unilever NV ADR        4,516,560
               19,100         Winn-Dixie
                               Stores, Inc.            297,769
               10,900         WM Wrigley Jr
                               Co.                     603,315
                                                --------------
                                                    24,535,107
                                                --------------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS LARGECAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
                              FOREST PRODUCTS & PAPER: 0.53%
                5,000         Boise Cascade
                               Corp.            $      172,650
               42,800         Georgia-Pacific
                               Corp.                 1,052,024
               60,150         International
                               Paper Co.             2,621,337
               10,700         MeadWestvaco
                               Corp.                   359,092
               19,550         Plum Creek
                               Timber Co.,
                               Inc.                    600,185
                4,600         Temple-Inland,
                               Inc.                    266,156
               11,050         Weyerhaeuser Co.         705,542
                                                --------------
                                                     5,776,986
                                                --------------
                              GAS: 0.15%
               15,100         KeySpan Corp.            568,515
                7,900         Nicor, Inc.              361,425
                4,100         Peoples Energy
                               Corp.                   149,486
               24,600         Sempra Energy            544,398
                                                --------------
                                                     1,623,824
                                                --------------
                              HAND/MACHINE TOOLS: 0.08%
                8,200         Black & Decker
                               Corp.                   395,240
                5,100         Snap-On, Inc.            151,419
                8,500         Stanley Works            348,585
                                                --------------
                                                       895,244
                                                --------------
                              HEALTHCARE -- PRODUCTS: 3.30%
               29,400         Baxter Intl.,
                               Inc.                  1,306,830
               32,100         Becton Dickinson
                               & Co.                 1,105,845
               12,850         Biomet, Inc.             348,492
               55,150    @    Boston
                               Scientific
                               Corp.                 1,616,998
               11,550         CR Bard, Inc.            653,499
               50,150    @    Guidant Corp.          1,516,035
              370,700         Johnson &
                               Johnson              19,372,782
              150,500         Medtronic, Inc.        6,448,925
               15,150    @    St. Jude
                               Medical, Inc.         1,118,827
               25,200         Stryker Corp.          1,348,452
               22,910    @    Zimmer Holdings,
                               Inc.                    816,971
                                                --------------
                                                    35,653,656
                                                --------------
                              HEALTHCARE -- SERVICES: 1.17%
               18,200    A    Aetna, Inc.              873,054
               28,650    @    Health
                               Management
                               Associates,
                               Inc.                    577,298
               39,300    @    Healthsouth
                               Corp.                   502,647
               23,200    @    Humana, Inc.             362,616
               13,150    @    Manor Care, Inc.         302,450
               43,000    @    Tenet Healthcare
                               Corp.                 3,076,650
               50,750         UnitedHealth
                               Group, Inc.           4,646,163
               29,100    @    Wellpoint Health
                               Networks              2,264,271
                                                --------------
                                                    12,605,149
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              HOME BUILDERS: 0.09%
                8,500         Centex Corp.      $      491,215
                9,200         KB Home                  473,892
                                                --------------
                                                       965,107
                                                --------------
                              HOME FURNISHINGS: 0.15%
               22,900         Leggett & Platt,
                               Inc.                    535,860
                7,200         Maytag Corp.             307,080
               11,800         Whirlpool Corp.          771,248
                                                --------------
                                                     1,614,188
                                                --------------
                              HOUSEHOLD PRODUCTS/ WARES: 0.40%
               11,600         Avery Dennison
                               Corp.                   727,900
               41,750         Clorox Co.             1,726,363
               32,450         Fortune Brands,
                               Inc.                  1,817,200
                                                --------------
                                                     4,271,463
                                                --------------
                              HOUSEWARES: 0.10%
               30,600         Newell
                               Rubbermaid,
                               Inc.                  1,072,836
                                                --------------
                              INSURANCE: 3.74%
               31,600    @@   ACE Ltd.                 998,560
               62,300         Aflac, Inc.            1,993,600
               89,050         Allstate Corp.         3,293,069
               12,700         AMBAC Financial
                               Group, Inc.             853,440
              129,124         American Intl.
                               Group                 8,810,131
               31,650         AON Corp.                933,042
               21,000         Chubb Corp.            1,486,800
               23,700         Cigna Corp.            2,308,854
               18,500         Cincinnati
                               Financial Corp.         860,805
               12,000         Hartford
                               Financial
                               Services Group,
                               Inc.                    713,640
               24,325         Jefferson-Pilot
                               Corp.                 1,143,275
               35,750         John Hancock
                               Financial
                               Services, Inc.        1,258,400
                9,450         Lincoln National
                               Corp.                   396,900
                9,700         Loews Corp.              514,003
               33,150         Marsh & McLennan
                               Cos., Inc.            3,202,290
               17,050         MBIA, Inc.               963,837
              116,950         Metlife, Inc.          3,368,160
               13,050         MGIC Investment
                               Corp.                   884,790
               46,550         Progressive
                               Corp.                 2,692,917
               13,900         Safeco Corp.             429,371
               10,300         St. Paul Cos.            400,876
               18,700         Torchmark Corp.          714,340
               31,900         UnumProvident
                               Corp.                   811,855
               16,050    @@   XL Capital Ltd.        1,359,435
                                                --------------
                                                    40,392,390
                                                --------------
                              INTERNET: 0.08%
               59,500    @    Yahoo, Inc.              878,220
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              IRON/STEEL: 0.07%
               11,150         Nucor Corp.       $      725,196
                                                --------------
                              LEISURE TIME: 0.47%
               17,600         Brunswick Corp.          492,800
               72,300         Carnival Corp.         2,001,987
               33,850         Harley-
                               Davidson, Inc.        1,735,490
               24,000    @    Sabre Holdings
                               Corp.                   859,200
                                                --------------
                                                     5,089,477
                                                --------------
                              LODGING: 0.17%
               12,800    @    Harrah's
                               Entertainment,
                               Inc.                    567,680
               32,700         Hilton Hotels
                               Corp.                   454,530
               11,400         Marriott Intl.,
                               Inc.                    433,770
               10,400         Starwood Hotels
                               & Resorts
                               Worldwide, Inc.         342,056
                                                --------------
                                                     1,798,036
                                                --------------
                              MACHINERY -- DIVERSIFIED: 0.31%
               37,050         Deere & Co.            1,774,695
               32,550         Dover Corp.            1,139,250
               24,500         Rockwell
                               Automation,
                               Inc.                    489,510
                                                --------------
                                                     3,403,455
                                                --------------
                              MEDIA: 2.13%
               69,600    @    Clear Channel
                               Communications,
                               Inc.                  2,228,592
              110,700    @    Comcast Corp.          2,639,088
               33,200         Gannett Co.,
                               Inc.                  2,519,880
               18,000         Knight-Ridder,
                               Inc.                  1,133,100
               20,400         McGraw-Hill Cos,
                               Inc.                  1,217,880
                3,600         Meredith Corp.           138,060
               18,900         New York Times
                               Co.                     973,350
               35,900         Tribune Co.            1,561,650
               28,500    @    Univision
                               Communications,
                               Inc.                    894,900
              218,650    @    Viacom, Inc.           9,701,500
                                                --------------
                                                    23,008,000
                                                --------------
                              MINING: 0.67%
               46,400    @@   Alcan, Inc.            1,740,928
               42,200         Alcoa, Inc.            1,398,930
               71,400    @@   Barrick Gold
                               Corp.                 1,355,886
               19,700    @    Freeport-
                               McMoRan Copper
                               & Gold, Inc.            351,645
                7,950   @,@@  Inco Ltd.                179,988
               45,650         Newmont Mining
                               Corp. Holding
                               Co.                   1,201,964
               12,400         Phelps Dodge
                               Corp.                   510,880
               47,900    @@   Placer Dome,
                               Inc.                    536,959
                                                --------------
                                                     7,277,180
                                                --------------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS LARGECAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
                              MISCELLANEOUS
                               MANUFACTURING: 5.05%
               47,900         3M Co.            $    5,891,700
               19,250         Cooper
                               Industries Ltd.         756,525
                6,200         Crane Co.                157,356
               16,300         Danaher Corp.          1,081,505
               33,150         Eastman Kodak
                               Co.                     966,986
                8,400         Eaton Corp.              611,100
            1,222,650         General Electric
                               Co.                  35,517,983
               38,300         Honeywell Intl.,
                               Inc.                  1,349,309
               37,550         Illinois Tool
                               Works, Inc.           2,564,665
                7,750    @@   Ingersoll-Rand
                               Co.                     353,865
               14,600         ITT Industries,
                               Inc.                  1,030,760
               16,400         Pall Corp.               340,300
               16,300         Textron, Inc.            764,470
              239,750    @@   Tyco Intl. Ltd.        3,239,022
                                                --------------
                                                    54,625,546
                                                --------------
                              OFFICE/BUSINESS EQUIPMENT: 0.20%
               40,500         Pitney Bowes,
                               Inc.                  1,608,660
               85,600    @    Xerox Corp.              596,632
                                                --------------
                                                     2,205,292
                                                --------------
                              OIL & GAS: 6.38%
               11,050         Amerada Hess
                               Corp.                   911,625
               29,550         Apache Corp.           1,698,534
                9,850         Burlington
                               Resources, Inc.         374,300
              168,355         ChevronTexaco
                               Corp.                14,899,418
              100,850         Conoco, Inc.           2,803,630
               23,550         Devon Energy
                               Corp.                 1,160,544
              417,200         Exxon Mobil
                               Corp.                17,071,824
               67,050         Marathon Oil
                               Corp.                 1,818,396
               20,100   @,@@  Nabors
                               Industries Ltd.         709,530
               16,850    @    Noble Corp.              650,410
               59,200         Occidental
                               Petroleum Corp.       1,775,408
               58,450         Phillips
                               Petroleum Co.         3,441,536
              331,350    @@   Royal Dutch
                               Petroleum Co.
                               ADR                  18,313,715
               13,300         Sunoco, Inc.             473,879
               49,350         Transocean, Inc.       1,537,253
               37,000         Unocal Corp.           1,366,780
                                                --------------
                                                    69,006,782
                                                --------------
                              OIL & GAS SERVICES: 0.22%
               21,200         Baker Hughes,
                               Inc.                    705,748
               18,700    @    BJ Services Co.          633,556
               63,600         Halliburton Co.        1,013,784
                                                --------------
                                                     2,353,088
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              PACKAGING & CONTAINERS: 0.19%
                6,900         Ball Corp.        $      286,212
               12,300         Bemis Co.                584,250
               28,450    @    Pactiv Corp.             677,110
               12,050    @    Sealed Air Corp.         485,253
                                                --------------
                                                     2,032,825
                                                --------------
                              PHARMACEUTICALS: 6.78%
               76,800         Abbott
                               Laboratories          2,891,520
               14,500         Allergan, Inc.           967,875
               12,100         AmerisourceBergen
                               Corp.                   919,600
              227,150         Bristol-Myers
                               Squibb Co.            5,837,755
              139,400         Eli Lilly & Co.        7,862,160
               21,400    @    Forest
                               Laboratories,
                               Inc.                  1,515,120
               53,366    @    King
                              Pharmaceuticals,
                               Inc.                  1,187,394
               30,000    @    Medimmune, Inc.          792,000
              281,700         Merck & Co, Inc.      14,265,288
              773,100         Pfizer, Inc.          27,058,500
               63,500         Pharmacia Corp.        2,378,075
              168,700         Schering-Plough
                               Corp.                 4,150,020
               13,250    @    Watson
                              Pharmaceuticals,
                               Inc.                    334,827
               62,000         Wyeth                  3,174,400
                                                --------------
                                                    73,334,534
                                                --------------
                              PIPELINES: 0.16%
               44,100         Dynegy, Inc.             317,520
               25,000         EL Paso Corp.            515,250
               14,350         Kinder Morgan,
                               Inc.                    545,587
               58,850         Williams Cos.,
                               Inc.                    352,511
                                                --------------
                                                     1,730,868
                                                --------------
                              REITS: 0.28%
               47,900         Equity Office
                               Properties
                               Trust                 1,441,790
               27,500         Equity
                               Residential             790,625
               21,400         Simon Property
                               Group, Inc.             788,376
                                                --------------
                                                     3,020,791
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              RETAIL: 9.30%
               21,900    @    Autozone, Inc.    $    1,692,870
               49,400    @    Bed Bath &
                               Beyond, Inc.          1,864,356
               68,050    @    Best Buy Co.,
                               Inc.                  2,470,215
               47,150         Circuit City
                               Stores, Inc.            884,063
               53,550    @    Costco Wholesale
                               Corp.                 2,068,101
               19,350         Darden
                               Restaurants,
                               Inc.                    477,945
                9,300         Dillard's, Inc.          244,497
               41,800         Dollar General
                               Corp.                   795,454
               18,750         Family Dollar
                               Stores                  660,938
               23,250    @    Federated
                               Department
                               Stores                  923,025
              107,050         Gap, Inc.              1,520,110
              492,500         Home Depot, Inc.      18,089,525
               56,700         JC Penney Co.,
                               Inc.                  1,248,534
               39,850    @    Kohl's Corp.           2,792,688
              164,600         Lowe's Cos.,
                               Inc.                  7,472,840
              105,150         Ltd. Brands            2,239,695
               35,900         May Department
                               Stores Co.            1,182,187
              156,450         McDonald's Corp.       4,451,002
               14,000         Nordstrom, Inc.          317,100
               75,200    @    Office Depot,
                               Inc.                  1,263,360
               35,200         RadioShack Corp.       1,058,112
               39,000         Sears Roebuck
                               and Co.               2,117,700
               94,550    @    Staples, Inc.          1,862,635
               53,800    @    Starbucks Corp.        1,336,930
              105,400         Target Corp.           4,015,740
               18,000         Tiffany & Co.            633,600
              115,900         TJX Cos., Inc.         2,272,799
               25,400    @    Toys R US, Inc.          443,738
               50,200         Walgreen Co.           1,939,226
              549,650         Wal-Mart Stores,
                               Inc.                 30,236,246
               13,400         Wendy's Intl.,
                               Inc.                    533,722
               49,100    @    Yum! Brands,
                               Inc.                  1,436,175
                                                --------------
                                                   100,545,128
                                                --------------
                              SAVINGS & LOANS: 0.62%
               33,450         Golden West
                               Financial Corp.       2,300,691
              118,500         Washington
                               Mutual, Inc.          4,397,535
                                                --------------
                                                     6,698,226
                                                --------------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS LARGECAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
                              SEMICONDUCTORS: 3.35%
               59,500    @    Altera Corp.      $      809,200
               75,400    @    Analog Devices,
                               Inc.                  2,239,380
              262,000    @    Applied
                               Materials, Inc.       4,983,240
               29,550    @    Broadcom Corp.           518,307
              786,400         Intel Corp.           14,367,528
               21,750    @    Kla-Tencor Corp.         956,783
               48,750         Linear
                               Technology
                               Corp.                 1,532,213
               24,250    @    LSI Logic Corp.          212,188
               48,950    @    Maxim Integrated
                               Products              1,876,254
               30,350    @    National
                               Semiconductor
                               Corp.                   885,309
               27,850    @    Novellus
                               Systems, Inc.           946,900
               14,850    @    Nvidia Corp.             255,123
                8,050    @    PMC -- Sierra,
                               Inc.                     74,623
               19,700    @    QLogic Corp.             750,570
                8,600    @    Teradyne, Inc.           202,100
              196,850         Texas
                               Instruments,
                               Inc.                  4,665,345
               39,300    @    Xilinx, Inc.             881,499
                                                --------------
                                                    36,156,562
                                                --------------
                              SOFTWARE: 6.34%
               27,200         Adobe Systems,
                               Inc.                    775,200
               10,800         Autodesk, Inc.           143,100
              103,600         Automatic Data
                               Processing            4,511,780
               25,150    @    BMC Software,
                               Inc.                    417,490
               19,150    @    Citrix Systems,
                               Inc.                    115,666
               90,500         Computer
                               Associates
                               Intl., Inc.           1,438,045
               53,900    @    Compuware Corp.          327,173
               89,900         First Data Corp.       3,344,280
               23,100    @    Fiserv, Inc.             848,001
               24,600    @    Intuit, Inc.           1,223,112
               14,000    @    Mercury
                               Interactive
                               Corp.                   321,440
              861,350    @    Microsoft Corp.       47,115,845
              643,000    @    Oracle Corp.           6,089,210
               64,300    @    Peoplesoft, Inc.         956,784
               21,000    @    Rational
                               Software Corp.          172,410
               50,650    @    Siebel Systems,
                               Inc.                    720,243
                                                --------------
                                                    68,519,779
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              TELECOMMUNICATIONS: 5.96%
               35,650         Alltel Corp.      $    1,675,550
               10,500    @    Andrew Corp.             150,465
              448,300         AT&T Corp.             4,796,810
              345,371    @    AT&T Wireless
                               Services, Inc.        2,020,420
              310,050         BellSouth Corp.        9,766,575
               30,850         CenturyTel, Inc.         910,075
              862,450    @    Cisco Systems,
                               Inc.                 12,031,178
               39,850         Citizens
                               Communications
                               Co.                     333,146
               18,550    @    Comverse
                               Technology,
                               Inc.                    171,773
              257,300         Motorola, Inc.         3,710,266
               35,700    @    Qualcomm, Inc.           981,393
              413,200         SBC
                               Communications,
                               Inc.                 12,602,600
               19,100         Scientific-
                               Atlanta, Inc.           314,195
              105,850         Sprint Corp.-
                               FON Group             1,123,068
               50,650    @    Sprint Corp.-PCS
                               Group                   226,405
               46,750    @    Tellabs, Inc.            289,850
              333,450         Verizon
                               Communications,
                               Inc.                 13,388,017
                                                --------------
                                                    64,491,786
                                                --------------
                              TEXTILES: 0.07%
               15,650         Cintas Corp.             773,580
                                                --------------
                              TOBACCO: 1.07%
              264,650         Philip Morris
                               Cos., Inc.           11,559,912
                                                --------------
                              TOYS/GAMES/HOBBIES: 0.21%
               29,300         Hasbro, Inc.             397,308
               88,600         Mattel, Inc.           1,867,688
                                                --------------
                                                     2,264,996
                                                --------------
                              TRANSPORTATION: 0.57%
               41,100         Burlington
                               Northern Santa
                               Fe Corp.              1,233,000
               22,850         CSX Corp.                800,893
               37,850         FedEx Corp.            2,021,190
               18,050         Norfolk Southern
                               Corp.                   422,009
               26,400         Union Pacific
                               Corp.                 1,670,592
                                                --------------
                                                     6,147,684
                                                --------------

                              Total Common
                               Stock (Cost
                               $1,168,658,300)   1,069,078,677
                                                --------------

      Principal
       Amount                                          Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.78%
     $8,480,000         FHLB Discount
                         Note, 1.900%,
                         due 07/01/02              $    8,480,000
                                                   --------------
                        Total Short-Term
                         Investments
                         (Cost
                         $8,480,000)                    8,480,000
                                                   --------------
                        TOTAL
                         INVESTMENTS IN
                         SECURITIES
                         (COST
                        $1,177,138,300)*   99.66%  $1,077,558,677
                        OTHER ASSETS AND
                         LIABILITIES-NET    0.34%       3,628,304
                                          -------  --------------
                        NET ASSETS        100.00%  $1,081,186,981
                                          =======  ==============

@   Non-income producing security
@@  Foreign Issuer
A   Related party
ADR American Depository Receipt
x   Market Value determined by ING Valuation
    Committee appointed by the Portfolio's Board of Directors/Trustees.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                $   39,132,874
                        Gross Unrealized
                         Depreciation                  (138,712,497)
                                                     --------------
                        Net Unrealized
                         Depreciation                $  (99,579,623)
                                                     ==============

                 See Accompanying Notes to Financial Statements

ING VP Index
Plus MidCap
Portfolio

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
COMMON STOCK: 96.26%
                              ADVERTISING: 0.42%
               17,200    @    Catalina Marketing
                               Corp.                $    485,384
               31,350         Harte-Hanks, Inc.          644,242
                                                    ------------
                                                       1,129,626
                                                    ------------
                              AEROSPACE/DEFENSE: 0.75%
               25,100    @    L-3 Communications
                               Holdings, Inc.          1,355,400
                3,100    @    Sequa Corp.                202,709
               23,900    @    Titan Corp.                437,131
                                                    ------------
                                                       1,995,240
                                                    ------------
                              AGRICULTURE: 0.75%
               30,000         RJ Reynolds Tobacco
                               Holdings, Inc.          1,612,500
               10,300         Universal Corp.            378,010
                                                    ------------
                                                       1,990,510
                                                    ------------
                              AIRLINES: 0.04%
                3,600    @    Alaska Air Group,
                               Inc.                       93,960
                                                    ------------
                              APPAREL: 0.55%
               13,400    @    Coach, Inc.                735,660
               12,800    @    Timberland Co.             458,496
               25,100    @    Unifi, Inc.                273,590
                                                    ------------
                                                       1,467,746
                                                    ------------
                              AUTO PARTS & EQUIPMENT: 1.63%
               38,600         ArvinMeritor, Inc.         926,400
               11,800         Bandag, Inc.               334,176
               15,100         BorgWarner, Inc.           872,176
               27,900    @    Lear Corp.               1,290,375
               10,500         Modine Manufacturing
                               Co.                       258,090
               14,600         Superior Industries
                               Intl.                     673,498
                                                    ------------
                                                       4,354,715
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              BANKS: 7.17%
               33,077         Associated Banc-
                               Corp.                $  1,247,334
               23,600         Bank of Hawaii Corp.       660,800
               19,400         Banknorth Group,
                               Inc.                      504,788
               15,300         City National Corp.        822,375
               34,200         Colonial BancGroup,
                               Inc.                      513,000
               21,900         Commerce Bancorp,
                               Inc.                      967,980
               41,800         Compass Bancshares,
                               Inc.                    1,404,480
               15,100         First Virginia
                               Banks, Inc.               809,662
               26,500         FirstMerit Corp.           730,870
               15,800         Greater Bay Bancorp        486,008
               49,100         Hibernia Corp.             971,689
               30,400         M&T Bank Corp.           2,607,104
               21,300         Mercantile
                               Bankshares Corp.          873,939
               64,700         National Commerce
                               Financial Corp.         1,701,610
               53,300         North Fork
                               Bancorporation,
                               Inc.                    2,121,873
               13,800         Provident Financial
                               Group, Inc.               400,338
               24,600    @    Silicon Valley
                               Bancshares                648,456
               24,800         TCF Financial Corp.      1,217,680
               10,500         Westamerica
                               Bancorporation            415,380
                                                    ------------
                                                      19,105,366
                                                    ------------
                              BEVERAGES: 0.62%
               28,900    @    Constellation
                               Brands, Inc.              924,800
               49,300         PepsiAmericas, Inc.        736,542
                                                    ------------
                                                       1,661,342
                                                    ------------
                              BIOTECHNOLOGY: 0.85%
               19,900    @    IDEC Pharmaceuticals
                               Corp.                     705,455
               22,700    @    Incyte Genomics,
                               Inc.                      165,029
               89,900    @    Millennium
                               Pharmaceuticals,
                               Inc.                    1,092,285
               26,800    @    Protein Design Labs,
                               Inc.                      291,048
                                                    ------------
                                                       2,253,817
                                                    ------------
                              BUILDING MATERIALS: 0.39%
               16,100         Martin Marietta
                               Materials, Inc.           627,900
               12,200         York Intl. Corp.           412,238
                                                    ------------
                                                       1,040,138
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              CHEMICALS: 2.85%
               36,400    @    Airgas, Inc.          $    629,720
               17,800         Albemarle Corp.            547,350
               18,900         Cabot Corp.                541,485
               10,100    @    Cabot
                               Microelectronics
                               Corp.                     435,916
               16,100    @    Cytec Industries,
                               Inc.                      506,184
               13,000         Ferro Corp.                391,950
                8,600         HB Fuller Co.              251,894
               33,200         IMC Global, Inc.           415,000
               21,900         Lubrizol Corp.             733,650
               38,900         Lyondell Chemical
                               Co.                       587,390
                5,400         Minerals
                               Technologies, Inc.        266,328
                5,600         Olin Corp.                 124,040
               60,600         RPM, Inc.                  924,150
               15,400         Schulman (A.), Inc.        330,315
               29,400         Solutia, Inc.              206,388
               15,300         Valspar Corp.              690,642
                                                    ------------
                                                       7,582,402
                                                    ------------
                              COMMERCIAL SERVICES: 2.86%
               12,400         Banta Corp.                445,160
               23,300    @    DeVry, Inc.                532,172
               15,500    @    Education Management
                               Corp.                     631,315
               32,100    @    First Health Group
                               Corp.                     900,084
               37,300    @    Gartner, Inc.              350,620
               14,600         Kelly Services, Inc.       394,346
                5,000    @    Korn/Ferry Intl.            45,500
               10,000         Manpower, Inc.             367,500
               52,400    @    MPS Group, Inc.            445,400
                8,300    @    NCO Group, Inc.            180,774
               18,600    @    Plexus Corp.               336,660
               22,300    @    Quanta Services,
                               Inc.                      220,101
                9,700         Rollins, Inc.              197,298
                7,900    @    Sotheby's Holdings         112,575
                4,900    @    Sylvan Learning
                               Systems, Inc.              97,706
               22,300    @    United Rentals, Inc.       486,140
               16,800    @    Valassis
                               Communications,
                               Inc.                      613,200
               49,100         Viad Corp.               1,276,600
                                                    ------------
                                                       7,633,151
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP Index
Plus MidCap
Portfolio

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                              COMPUTERS: 4.88%
               42,100    @    Affiliated Computer
                               Services, Inc.       $  1,998,908
               15,600    @    BISYS Group, Inc.          519,480
               45,000    @    Ceridian Corp.             854,100
               39,500    @    DST Systems, Inc.        1,805,545
               25,400         Henry (Jack) &
                               Associates                423,926
               10,800    @    Imation Corp.              321,408
                9,900    @    InFocus Corp.              116,622
               35,300    @    McData Corp.               310,993
               19,500    @    Mentor Graphics
                               Corp.                     277,290
               30,500         Reynolds & Reynolds
                               Co.                       852,475
               21,400    @    Sandisk Corp.              265,360
               56,700    @    Storage Technology
                               Corp.                     905,499
               92,000    @    Sungard Data
                               Systems, Inc.           2,436,160
               15,400    @    SYKES Enterprises,
                               Inc.                      118,411
               32,900    @    Synopsys, Inc.           1,803,249
                                                    ------------
                                                      13,009,426
                                                    ------------
                              DISTRIBUTION/WHOLESALE: 0.79%
               23,800         Fastenal Co.               916,538
               31,200    @    Tech Data Corp.          1,180,920
                                                    ------------
                                                       2,097,458
                                                    ------------
                              DIVERSIFIED FINANCIAL SERVICES:
                               1.96%
               24,300         AG Edwards, Inc.           944,541
               27,300    @    AmeriCredit Corp.          765,765
                9,000         Eaton Vance Corp.          280,800
               15,200    @    Investment
                               Technology Group,
                               Inc.                      497,040
               29,700         Legg Mason, Inc.         1,465,398
               29,700         Metris Cos., Inc.          246,807
               21,400         Neuberger Berman,
                               Inc.                      783,240
               10,100         Waddell & Reed
                               Financial, Inc.           231,492
                                                    ------------
                                                       5,215,083
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              ELECTRIC: 4.79%
               25,600         Allete, Inc.          $    693,760
               28,200         Alliant Energy Corp.       724,740
                8,000         Black Hills Corp.          276,880
               19,800         Cleco Corp.                433,620
               49,825         Conectiv                 1,268,046
               13,700         DQE, Inc.                  191,800
               50,900         Energy East Corp.        1,150,340
               18,600         Great Plains Energy,
                               Inc.                      378,510
               10,700         Hawaiian Electric
                               Industries                455,285
               11,900         IDACORP, Inc.              327,369
               21,400         MDU Resources Group,
                               Inc.                      562,606
               17,900         Northeast Utilities        336,699
               21,900         NSTAR                      980,682
               23,700         OGE Energy Corp.           541,782
               12,900         PNM Resources, Inc.        312,180
               13,900         Potomac Electric
                               Power                     298,572
               28,300         Puget Energy, Inc.         584,395
               33,600         SCANA Corp.              1,037,232
               29,400         Sierra Pacific
                               Resources                 229,320
               22,000         Westar Energy, Inc.        337,700
               50,500         Wisconsin Energy
                               Corp.                   1,276,135
                9,300         WPS Resources Corp.        379,719
                                                    ------------
                                                      12,777,372
                                                    ------------
                              ELECTRICAL COMPONENTS & EQUIPMENT:
                               0.75%
               10,100         Ametek, Inc.               376,225
               28,400    @    Energizer Holdings,
                               Inc.                      778,728
               24,900         Hubbell, Inc.              850,335
                                                    ------------
                                                       2,005,288
                                                    ------------
                              ELECTRONICS: 1.58%
               54,800    @    Arrow Electronics,
                               Inc.                    1,137,100
               36,100         Avnet, Inc.                793,839
                4,200    @    FEI Co.                    102,942
               21,800    @    Gentex Corp.               598,846
               25,000    @    Kemet Corp.                446,500
               51,900    @    Vishay
                               Intertechnology,
                               Inc.                    1,141,800
                                                    ------------
                                                       4,221,027
                                                    ------------
                              ENGINEERING & CONSTRUCTION: 0.38%
               15,300    @    Dycom Industries,
                               Inc.                      178,857
               11,000         Granite
                               Construction, Inc.        278,300
               15,700    @    Jacobs Engineering
                               Group, Inc.               546,046
                                                    ------------
                                                       1,003,203
                                                    ------------
                              ENTERTAINMENT: 0.56%
               32,300    @    GTECH Holdings Corp.       824,942
               16,600         International
                               Speedway Corp.            665,660
                                                    ------------
                                                       1,490,602
                                                    ------------
                              ENVIRONMENTAL CONTROL: 0.37%
               52,200    @    Republic Services,
                               Inc.                      995,454
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              FOOD: 3.54%
               29,262    @    Dean Foods Co.        $  1,091,473
               18,700         Dole Food Co.              539,495
                4,600         Dreyer's Grand Ice
                               Cream, Inc.               315,560
               43,500         Hormel Foods Corp.       1,041,390
               17,900         Interstate Bakeries        516,952
               16,110         JM Smucker Co.             549,834
               17,800         McCormick & Co.,
                               Inc.                      458,350
               15,600         Ruddick Corp.              264,576
               15,400         Sensient
                               Technologies Corp.        350,504
               37,200    @    Smithfield Foods,
                               Inc.                      690,060
               16,690         Tootsie Roll
                               Industries, Inc.          643,561
              116,255         Tyson Foods, Inc.        1,803,115
               24,400    @    Whole Foods Market,
                               Inc.                    1,176,568
                                                    ------------
                                                       9,441,438
                                                    ------------
                              FOREST PRODUCTS & PAPER: 0.52%
               10,500         Glatfelter                 197,400
               10,500         Longview Fibre Co.          98,910
                8,500         Potlatch Corp.             289,170
               12,000         Rayonier, Inc.             589,560
               16,700         Wausau-Mosinee Paper
                               Corp.                     201,235
                                                    ------------
                                                       1,376,275
                                                    ------------
                              GAS: 0.80%
               23,300         AGL Resources, Inc.        540,560
               31,300         Oneok, Inc.                687,035
               19,000         Vectren Corp.              476,900
               16,200         WGL Holdings, Inc.         419,580
                                                    ------------
                                                       2,124,075
                                                    ------------
                              HAND/MACHINE TOOLS: 0.06%
                4,500         Kennametal, Inc.           164,700
                                                    ------------
                              HEALTHCARE -- PRODUCTS: 3.06%
               35,400    @    Apogent
                               Technologies, Inc.        728,178
               19,800         Beckman Coulter,
                               Inc.                      988,020
               70,800    @    Cytyc Corp.                539,496
               24,300         Dentsply Intl., Inc.       896,913
               19,100    @    Edwards Lifesciences
                               Corp.                     443,120
               13,600    @    Henry Schein, Inc.         605,200
               20,300         Hillenbrand
                               Industries, Inc.        1,139,845
               30,100    @    Patterson Dental Co.     1,514,933
               23,300    @    Steris Corp.               445,263
               21,100    @    Varian Medical
                               Systems, Inc.             855,605
                                                    ------------
                                                       8,156,573
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP Index
Plus MidCap
Portfolio

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                              HEALTHCARE -- SERVICES: 4.01%
               14,900    @    Apria Healthcare
                               Group, Inc.          $    333,760
                8,100    @    Covance, Inc.              151,875
               41,400    @    Health Net, Inc.         1,108,278
               12,100    @    LifePoint Hospitals,
                               Inc.                      439,351
               14,200    @    Lincare Holdings,
                               Inc.                      458,660
               48,300    @    Oxford Health Plans      2,244,018
               30,900    @    Quest Diagnostics        2,658,945
                9,500    @    Triad Hospitals,
                               Inc.                      402,610
               19,800    @    Trigon Healthcare,
                               Inc.                    1,991,484
               18,100    @    Universal Health
                               Services, Inc.            886,900
                                                    ------------
                                                      10,675,881
                                                    ------------
                              HOME BUILDERS: 1.35%
               42,800         Clayton Homes, Inc.        676,240
               46,300         DR Horton, Inc.          1,205,189
               28,200         Lennar Corp.             1,725,840
                                                    ------------
                                                       3,607,269
                                                    ------------
                              HOME FURNISHINGS: 0.43%
               24,800    @    Furniture Brands
                               Intl., Inc.               750,200
               33,600    @    Polycom, Inc.              402,864
                                                    ------------
                                                       1,153,064
                                                    ------------
                              HOUSEHOLD PRODUCTS/WARES: 1.11%
               25,500         Blyth, Inc.                796,110
               12,200         Church & Dwight,
                               Inc.                      382,226
               53,800         Dial Corp.               1,077,076
               22,746         Pennzoil-Quaker
                               State Co.                 489,721
                9,600         Wallace Computer
                               Services, Inc.            206,400
                                                    ------------
                                                       2,951,533
                                                    ------------
                              INSURANCE: 4.80%
               16,400         Allmerica Financial
                               Corp.                     757,680
               30,000         American Financial
                               Group, Inc.               717,000
               13,400         AmerUs Group Co.           497,140
               16,300    @@   Everest Re Group
                               Ltd.                      911,985
               51,090         Fidelity National
                               Financial, Inc.         1,614,444
               28,500         Gallagher Arthur J.
                               & Co.                     987,525
                8,200         HCC Insurance
                               Holdings, Inc.            216,070
               13,200         Horace Mann
                               Educators Corp.           246,444
               16,900         Leucadia National
                               Corp.                     535,054
               13,700         Mony Group, Inc.           465,937
               18,800    @    Ohio Casualty Corp.        392,920
               39,100         Old Republic Intl.
                               Corp.                   1,231,650
               29,700         PMI Group, Inc.          1,134,540
               22,300         Protective Life
                               Corp.                     738,130
               30,300         Radian Group, Inc.       1,480,155
                9,800         StanCorp Financial
                               Group, Inc.               543,900
                8,900         Unitrin, Inc.              318,353
                                                    ------------
                                                      12,788,927
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              INTERNET: 2.11%
               18,900    @    Avocent Corp.         $    300,888
               25,400    @    Checkfree Corp.            397,256
              210,400    @    E*trade Group, Inc.      1,148,784
               18,800    @    IndyMac BanCorp,
                               Inc.                      426,384
               13,200    @    Internet Security
                               Systems                   173,184
               18,000    @    Macromedia, Inc.           159,660
               78,000    @    Network Associates,
                               Inc.                    1,503,060
               45,900    @    Symantec Corp.           1,507,815
                                                    ------------
                                                       5,617,031
                                                    ------------
                              IRON/STEEL: 0.22%
               29,800         AK Steel Holding
                               Corp.                     381,738
                7,400         Carpenter Technology       213,194
                                                    ------------
                                                         594,932
                                                    ------------
                              LODGING: 0.48%
                8,900    @    Mandalay Resort
                               Group                     245,373
               99,700    @    Park Place
                               Entertainment Corp.     1,021,925
                                                    ------------
                                                       1,267,298
                                                    ------------
                              MACHINERY -- DIVERSIFIED: 0.59%
               23,800         AGCO Corp.                 464,100
               16,814         Albany Intl. Corp.         452,465
               11,100         Nordson Corp.              273,726
                7,400         Tecumseh Products
                               Co.                       392,792
                                                    ------------
                                                       1,583,083
                                                    ------------
                              MEDIA: 2.65%
               33,500         Belo Corp.                 757,435
                7,100    @    Emmis Communications
                               Corp.                     150,449
               15,500    @    Entercom
                               Communications
                               Corp.                     711,450
               34,100    @    Hispanic
                               Broadcasting Corp.        890,010
               24,700         Lee Enterprises,
                               Inc.                      864,500
                6,600         Media General, Inc.        396,000
               12,000    @    Scholastic Corp.           454,800
                3,100         Washington Post          1,689,500
               34,300    @    Westwood One, Inc.       1,146,306
                                                    ------------
                                                       7,060,450
                                                    ------------
                              METAL FABRICATE/HARDWARE: 0.28%
                8,400         Kaydon Corp.               198,324
               16,800         Precision Castparts
                               Corp.                     554,400
                                                    ------------
                                                         752,724
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              MISCELLANEOUS MANUFACTURING: 2.54%
                9,800         Carlisle Cos., Inc.   $    440,804
               19,900         Donaldson Co., Inc.        697,296
               11,600         Federal Signal Corp.       278,400
               17,000         Harsco Corp.               637,500
               15,800         Lancaster Colony
                               Corp.                     563,428
               16,300         Pentair, Inc.              783,704
               16,900         Pittston Brink's
                               Group                     405,600
               18,300         SPX Corp.                2,150,250
               12,000         Teleflex, Inc.             685,800
                5,800         Trinity Industries,
                               Inc.                      120,176
                                                    ------------
                                                       6,762,958
                                                    ------------
                              OFFICE FURNISHINGS: 0.43%
               22,500         Herman Miller, Inc.        456,750
               25,000         HON Industries, Inc.       680,500
                                                    ------------
                                                       1,137,250
                                                    ------------
                              OIL & GAS: 3.44%
               60,200         ENSCO Intl., Inc.        1,641,052
               15,000    @    Forest Oil Corp.           426,450
               16,600         Helmerich & Payne,
                               Inc.                      592,952
               14,600         Murphy Oil Corp.         1,204,500
               16,800         Noble Energy, Inc.         605,640
               57,700         Ocean Energy, Inc.       1,250,359
               23,500    @    Patterson-UTI
                               Energy, Inc.              663,405
               14,500    @    Pioneer Natural
                               Resources Co.             377,725
               41,700    @    Pride Intl., Inc.          653,022
               46,800         Valero Energy Corp.      1,751,256
                                                    ------------
                                                       9,166,361
                                                    ------------
                              OIL & GAS SERVICES: 1.40%
                6,400    @    Cooper Cameron Corp.       309,888
                7,300    @    FMC Technologies,
                               Inc.                      151,548
                8,300    @    Hanover Compressor
                               Co.                       112,050
               10,600    @    National-Oilwell,
                               Inc.                      223,130
                6,100    @    Smith Intl., Inc.          415,959
                7,800         Tidewater, Inc.            256,776
               32,300    @    Varco Intl., Inc.          566,542
               39,000    @    Weatherford Intl.
                               Ltd.                    1,684,800
                                                    ------------
                                                       3,720,693
                                                    ------------
                              PACKAGING & CONTAINERS: 0.57%
               34,200    @    Packaging Corp. of
                               America                   680,238
               29,980         Sonoco Products Co.        849,034
                                                    ------------
                                                       1,529,272
                                                    ------------
                              PHARMACEUTICALS: 3.39%
               29,500    @    AdvancePCS                 706,230
               23,700    @    Barr Laboratories,
                               Inc.                    1,505,661
               25,800    @    Express Scripts,
                               Inc.                    1,292,838
               63,100    @    Gilead Sciences,
                               Inc.                    2,074,728
               26,200         ICN Pharmaceuticals,
                               Inc.                      634,302
               55,800         Mylan Laboratories       1,749,330
               30,000         Omnicare, Inc.             787,800
               29,100    @    Sepracor, Inc.             277,905
                                                    ------------
                                                       9,028,794
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP Index
Plus MidCap
Portfolio

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                              PIPELINES: 0.83%
               42,500         Aquila, Inc.          $    340,000
               19,700         Equitable Resources,
                               Inc.                      675,710
               25,200         National Fuel Gas
                               Co.                       567,252
               25,300         Questar Corp.              624,910
                                                    ------------
                                                       2,207,872
                                                    ------------
                              REITS: 0.27%
               19,400         Hospitality
                               Properties Trust          708,100
                                                    ------------
                              RETAIL: 6.75%
               21,033    @    99 Cents Only Stores       539,496
               43,500    @    Abercrombie & Fitch
                               Co.                     1,049,220
                9,200    @    American Eagle
                               Outfitters                194,488
               36,300    @    Barnes & Noble, Inc.       959,409
                9,200    @    BJ's Wholesale Club,
                               Inc.                      354,200
               19,300         BOB Evans Farms            607,564
               35,200    @    Borders Group, Inc.        647,680
               12,650    @    Brinker Intl., Inc.        401,638
               31,600         CBRL Group, Inc.           964,432
               28,900    @    CDW Computer
                               Centers, Inc.           1,352,809
               14,600    @    Cheesecake Factory         518,008
               12,800         Claire's Stores,
                               Inc.                      293,120
               28,600    @    Copart, Inc.               464,178
               36,700    @    Dollar Tree Stores,
                               Inc.                    1,446,347
               10,600         Longs Drug Stores
                               Corp.                     299,874
               34,700    @    Michaels Stores,
                               Inc.                    1,353,300
               16,000    @    Neiman-Marcus Group,
                               Inc.                      555,200
               25,400    @    Outback Steakhouse,
                               Inc.                      891,540
                5,900    @    Papa John's Intl.,
                               Inc.                      197,001
               10,200    @    Payless Shoesource,
                               Inc.                      588,030
               44,300         Ross Stores, Inc.        1,805,225
               43,800    @    Saks, Inc.                 562,392
               63,200    @    Williams-Sonoma,
                               Inc.                    1,937,712
                                                    ------------
                                                      17,982,863
                                                    ------------
                              SAVINGS & LOANS: 2.93%
               28,100         Astoria Financial
                               Corp.                     900,605
               43,700         Golden State
                               BanCorp, Inc.           1,584,125
               32,900         Greenpoint Financial
                               Corp.                   1,615,390
               31,900         Independence
                               Community Bank            916,487
               14,100         New York Community
                               BanCorp, Inc.             382,110
               28,100         Roslyn BanCorp, Inc.       613,423
               83,100         Sovereign BanCorp,
                               Inc.                    1,242,345
               14,800         Webster Financial
                               Corp.                     565,952
                                                    ------------
                                                       7,820,437
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              SEMICONDUCTORS: 3.67%
               27,500    @    Cirrus Logic, Inc.    $    205,975
               23,400    @    Cree, Inc.                 309,582
               36,400    @    Cypress
                               Semiconductor Corp.       552,552
               63,200    @    Fairchild
                               Semiconductor
                               Intl., Inc.             1,535,760
               32,600    @    Integrated Device
                               Technology, Inc.          591,364
                8,100    @    International
                               Rectifier Corp.           236,115
               43,000    @    Intersil Corp.             919,340
               42,000    @    Lam Research Corp.         755,160
               29,600    @    Micrel, Inc.               425,648
              111,350    @    Microchip
                               Technology, Inc.        3,054,330
                4,200    @    MIPS Technologies,
                               Inc.                       23,394
               30,400    @    Semtech Corp.              811,680
               56,200    @    Triquint
                               Semiconductor, Inc.       360,242
                                                    ------------
                                                       9,781,142
                                                    ------------
                              SOFTWARE: 4.30%
               20,000    @    Activision, Inc.           581,200
               11,400    @    Acxiom Corp.               199,386
                4,300    @    Advent Software,
                               Inc.                      110,510
               21,700    @    Certegy, Inc.              805,287
               26,933    @    ChoicePoint, Inc.        1,224,643
                6,900    @    CSG Systems Intl.          132,066
               32,500    @    Dun & Bradstreet
                               Corp.                   1,074,125
               76,600    @    Electronic Arts,
                               Inc.                    5,059,430
               21,500         Keane, Inc.                274,125
               10,900    @    Legato Systems, Inc.        39,240
                6,900    @    National Instruments
                               Corp.                     224,664
                6,900    @    Retek, Inc.                167,670
               34,700         SEI Investments Co.        977,499
               29,400    @    Sybase, Inc.               310,170
               13,900    @    Transaction Systems
                               Architects, Inc.          163,464
               25,300    @    Wind River Systems         126,753
                                                    ------------
                                                      11,470,232
                                                    ------------
                              TELECOMMUNICATIONS: 1.64%
               43,100    @    3Com Corp.                 189,640
               12,400    @    Adtran, Inc.               235,588
               33,700    @    Advanced Fibre
                               Communication             557,398
               19,500    @    CommScope, Inc.            243,750
               20,000         Harris Corp.               724,800
               12,400    @    Newport Corp.              194,184
               13,900    @    Plantronics, Inc.          264,239
               27,100    @    Powerwave
                               Technologies, Inc.        248,236
               23,100    @    Price Communications
                               Corp.                     369,600
               21,800    @    RF Micro Devices,
                               Inc.                      166,116
               19,300         Telephone & Data
                               Systems, Inc.           1,168,615
                                                    ------------
                                                       4,362,166
                                                    ------------
                              TEXTILES: 0.82%
               35,500    @    Mohawk Industries,
                               Inc.                    2,184,315
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              TRANSPORTATION: 1.63%
               23,700         Airborne, Inc.        $    455,040
               11,100         Alexander & Baldwin,
                               Inc.                      283,383
               26,200         CH Robinson
                               Worldwide, Inc.           878,486
               21,100         CNF, Inc.                  801,378
                6,400    @    EGL, Inc.                  108,544
               32,000         Expeditors Intl.
                               Washington, Inc.        1,061,120
                4,500         Overseas Shipholding
                               Group                      94,860
               28,500    @    Swift Transportation
                               Co., Inc.                 664,050
                                                    ------------
                                                       4,346,861
                                                    ------------
                              TRUCKING & LEASING: 0.16%
               14,600         GATX Corp.                 439,460
                                                    ------------
                              WATER: 0.54%
               33,100         American Water Works
                               Co., Inc.               1,430,250
                                                    ------------

                              Total Common Stock
                                (Cost
                               $265,255,231)         256,517,205
                                                    ------------
WARRANTS: 0.00%
                              SAVINGS & LOANS: 0.00%
               14,200    @    Dime BanCorp, Inc.           1,420
                                                    ------------
                              Total Warrants (Cost
                               $4,411)                     1,420
                                                    ------------
                              Total Long-Term
                               Investments (Cost
                               $265,259,642)         256,518,625
                                                    ------------

      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.73%
     $9,949,000         FHLB Discount
                         Note, 1.900%, due
                         07/01/02                    $  9,949,000
                                                     ------------
                        Total Short-Term
                         Investments (Cost
                         $9,949,000)                    9,949,000
                                                     ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $275,208,642)*      99.99%  $266,467,625
                        OTHER ASSETS AND
                         LIABILITIES-NET      0.01%        30,967
                                            -------  ------------
                        NET ASSETS          100.00%  $266,498,592
                                            =======  ============

@   Non-income producing security
@@  Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                  $ 11,329,714
                        Gross Unrealized
                         Depreciation                   (20,070,731)
                                                       ------------
                        Net Unrealized
                         Depreciation                  $ (8,741,017)
                                                       ============

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS SMALLCAP
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
COMMON STOCK: 98.57%
                               ADVERTISING: 0.20%
                5,000    @     Advo, Inc.            $   190,350
                                                     -----------
                               AEROSPACE/DEFENSE: 2.02%
                9,750    @     Alliant Techsystems,
                                Inc.                     622,050
                7,900    @     Armor Holdings, Inc.      201,450
                9,100    @     BE Aerospace, Inc.        119,938
                2,700          Curtiss-Wright Corp.      216,000
                4,300    @     DRS Technologies,
                                Inc.                     183,825
                5,300    @     Esterline
                                Technologies Corp.       120,310
                5,500          Kaman Corp.                92,180
                7,700    @     Teledyne
                                Technologies, Inc.       158,697
                4,100    @     Triumph Group, Inc.       182,860
                                                     -----------
                                                       1,897,310
                                                     -----------
                               AGRICULTURE: 0.20%
                3,900          Delta & Pine Land
                                Co.                       78,390
               15,700          DIMON, Inc.               108,644
                                                     -----------
                                                         187,034
                                                     -----------
                               AIRLINES: 0.74%
               11,800    @     Atlantic Coast
                                Airlines Holdings,
                                Inc.                     256,060
                8,600    @     Mesa Air Group, Inc.       79,120
                1,400    @     Midwest Express
                                Holdings, Inc.            18,480
               14,500          Skywest, Inc.             339,155
                                                     -----------
                                                         692,815
                                                     -----------
                               APPAREL: 1.96%
                2,100    @     Ashworth, Inc.             18,921
               12,900    @     Gymboree Corp.            206,658
                1,400          Haggar Corp.               22,470
               11,100          Kellwood Co.              360,750
                4,800          K-Swiss, Inc.             124,704
                8,900    @     Nautica Enterprises,
                                Inc.                     115,611
                5,500          Oshkosh B'Gosh, Inc.      239,194
                3,300          Oxford Industries,
                                Inc.                      92,400
               11,800          Phillips-Van Heusen       184,080
                2,500    @     Quiksilver, Inc.           62,000
                8,300          Russell Corp.             159,775
               10,100          Stride Rite Corp.          80,800
               10,300          Wolverine World
                                Wide, Inc.               179,735
                                                     -----------
                                                       1,847,098
                                                     -----------
                               AUTO MANUFACTURERS: 0.54%
                7,400          Oshkosh Truck Corp.       437,414
                6,600          Wabash National
                                Corp.                     66,000
                                                     -----------
                                                         503,414
                                                     -----------
                               AUTO PARTS & EQUIPMENT: 0.32%
                2,900          Standard Motor
                                Products, Inc.            49,155
                6,200          Titan Intl., Inc.          25,730
               16,400    @     Tower Automotive,
                                Inc.                     228,780
                                                     -----------
                                                         303,665
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               BANKS: 4.36%
                8,200          Chittenden Corp.      $   237,636
               10,300          Community First
                                Bankshares, Inc.         268,727
               13,400          Cullen/Frost
                                Bankers, Inc.            481,730
                6,000          East-West BanCorp,
                                Inc.                     207,120
                6,800          First BanCorp Puerto
                                Rico                     256,360
               12,462          First Midwest
                                BanCorp, Inc.            346,194
                3,200    @     First Republic Bank        88,000
                2,900          GBC BanCorp                83,955
               11,600          Hudson United
                                BanCorp                  331,296
                6,689          Provident Bankshares
                                Corp.                    158,462
                7,700          Riggs National Corp.      114,807
               10,600          South Financial
                                Group, Inc.              237,535
                3,500    @     Southwest BanCorp of
                                Texas, Inc.              126,770
                4,500          Sterling Bancshares,
                                Inc.                      66,465
                9,650          Susquehanna
                                Bancshares, Inc.         219,152
               18,248          Trustco Bank Corp.        240,326
               11,000          United Bankshares,
                                Inc.                     323,180
               10,125          Whitney Holding
                                Corp.                    311,243
                                                     -----------
                                                       4,098,958
                                                     -----------
                               BEVERAGES: 0.10%
                2,200          Coca-Cola Bottling
                                Co.                       94,600
                                                     -----------
                               BIOTECHNOLOGY: 0.44%
                8,200    @     Arqule, Inc.               55,350
               15,500    @     Bio-Technology
                                General Corp.             93,155
                2,600          Cambrex Corp.             104,260
                   74    @     Enzo Biochem, Inc.          1,060
               11,200    @     Regeneron
                                Pharmaceuticals,
                                Inc.                     162,512
                                                     -----------
                                                         416,337
                                                     -----------
                               BUILDING MATERIALS: 1.70%
                9,600          Apogee Enterprises,
                                Inc.                     137,856
                1,300          Butler Manufacturing
                                Co.                       35,685
                5,000          Elcor Corp.               136,750
               12,550          Florida Rock
                                Industries, Inc.         449,416
               14,802          Lennox Intl., Inc.        266,288
                3,000    @     Simpson
                                Manufacturing Co.,
                                Inc.                     171,390
                9,200          Texas Industries,
                                Inc.                     289,708
                4,700          Universal Forest
                                Products, Inc.           110,074
                                                     -----------
                                                       1,597,167
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               CHEMICALS: 1.85%
                5,800          Arch Chemicals, Inc.  $   143,260
                3,500          ChemFirst, Inc.           100,275
                7,600          Georgia Gulf Corp.        200,944
                8,300          MacDermid, Inc.           178,450
                7,200          OM Group, Inc.            446,400
               12,800    @     Omnova Solutions,
                                Inc.                     107,520
                1,300          Penford Corp.              23,530
               31,800          PolyOne Corp.             357,750
                2,000          Quaker Chemical
                                Corp.                     49,000
                7,700          Wellman, Inc.             128,975
                                                     -----------
                                                       1,736,104
                                                     -----------
                               COAL: 0.26%
               19,600          Massey Energy Co.         248,920
                                                     -----------
                               COMMERCIAL SERVICES: 4.41%
                2,300          Aaron Rents, Inc.          55,085
               12,900          ABM Industries, Inc.      223,944
                2,900    @     Administaff, Inc.          29,000
                7,600    @     Arbitron, Inc.            237,120
                7,900          Bowne & Co., Inc.         116,446
                8,300    @     CDI Corp.                 270,165
                9,000          Central Parking
                                Corp.                    205,650
                2,600          Chemed Corp.               97,994
                4,400    @     Consolidated
                                Graphics, Inc.            82,588
               10,800    @     Corinthian Colleges,
                                Inc.                     366,012
                2,100          CPI Corp.                  40,929
                3,700    @     Hall Kinion &
                                Associates, Inc.          27,787
               16,600          Hooper Holmes, Inc.       132,800
                1,300    @     Insurance Auto
                                Auctions, Inc.            25,350
               16,100    @     ITT Educational
                                Services, Inc.           350,980
               10,500    @     Kroll, Inc.               220,290
               15,100    @     Labor Ready, Inc.          88,335
                6,100    @     MAXIMUS, Inc.             193,370
                3,400    @     Memberworks, Inc.          63,002
                2,300    @     Midas, Inc.                28,773
                9,400    @     On Assignment, Inc.       167,320
                6,200    @     Parexel Intl. Corp.        86,242
               13,400    @     Pharmaceutical
                                Product
                                Development, Inc.        352,956
                4,800    @     Pre-Paid Legal
                                Services, Inc.            95,520
                6,700    @     PRG-Schultz Intl.,
                                Inc.                      82,477
                4,300    @     SourceCorp.               113,950
               15,400    @     Spherion Corp.            183,260
                1,600    @     Startek, Inc.              42,784
                7,000    @     Volt Information
                                Sciences, Inc.           171,430
                                                     -----------
                                                       4,151,559
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS SMALLCAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               COMPUTERS: 2.20%
                7,100          Analysts Intl. Corp.  $    30,175
                5,100    @     Brooktrout, Inc.           29,070
                7,100    @     CACI Intl., Inc.          271,149
                4,400    @     Catapult
                                Communications
                                Corp.                     96,232
               15,600    @     Ciber, Inc.               113,100
                6,100    @     Computer Task Group,
                                Inc.                      30,317
                8,800          Factset Research
                                Systems, Inc.            261,976
                2,800    @     Hutchinson
                                Technology, Inc.          43,792
                8,525    @     Kronos, Inc.              259,919
                7,000    @     Manhattan
                                Associates, Inc.         225,120
                5,700    @     Mercury Computer
                                Systems, Inc.            123,519
                4,300    @     Micros Systems, Inc.      119,153
                7,700    @     NYFIX, Inc.                65,450
                7,300    @     Radiant Systems,
                                Inc.                      95,119
                4,900    @     Radisys Corp.              56,987
                8,400    @     Rainbow
                                Technologies, Inc.        41,328
                4,600    @     SCM Microsystems,
                                Inc.                      61,548
                8,700    @     Systems & Computer
                                Technology Corp.         117,537
                1,500          Talx Corp.                 28,440
                                                     -----------
                                                       2,069,931
                                                     -----------
                               DISTRIBUTION/WHOLESALE: 1.07%
                3,800    @     Bell Microproducts,
                                Inc.                      30,590
                3,600    @     Building Material
                                Holding Corp.             51,732
               10,400          Hughes Supply, Inc.       466,960
                2,625    @     SCP Pool Corp.             72,870
                8,700    @     United Stationers,
                                Inc.                     264,480
                6,800          Watsco, Inc.              124,100
                                                     -----------
                                                       1,010,732
                                                     -----------
                               DIVERSIFIED FINANCIAL SERVICES:
                                0.93%
                4,400    @     Financial Federal
                                Corp.                    145,640
                6,800          Jefferies Group,
                                Inc.                     286,280
               12,500          Raymond James
                                Financial, Inc.          355,875
                4,600          SWS Group, Inc.            90,252
                                                     -----------
                                                         878,047
                                                     -----------
                               ELECTRIC: 1.48%
               12,600          Avista Corp.              173,880
                2,700          Central Vermont
                                Public Service
                                Corp.                     47,520
                4,100          CH Energy Group,
                                Inc.                     201,925
               12,400    @     El Paso Electric Co.      171,740
                1,400          Green Mountain Power
                                Corp.                     25,424
                8,800          RGS Energy Group,
                                Inc.                     344,960
                5,000          UIL Holdings Corp.        272,300
                8,100          Unisource Energy
                                Corp.                    150,660
                                                     -----------
                                                       1,388,409
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.72%
                8,400    @     Advanced Energy
                                Industries, Inc.     $   186,312
               13,600    @     Artesyn
                                Technologies, Inc.        88,142
                5,800          Belden, Inc.              120,872
                6,700          C&D Technologies,
                                Inc.                     120,734
                4,271    @     Intermagnetics
                                General Corp.             86,274
               11,300    @     Vicor Corp.                78,987
                                                     -----------
                                                         681,321
                                                     -----------
                               ELECTRONICS: 4.71%
                4,700          Analogic Corp.            231,099
                3,200          Bel Fuse, Inc.             86,560
                8,500    @     Benchmark
                                Electronics, Inc.        246,500
                7,900          Brady Corp.               276,500
                7,900    @     Checkpoint Systems,
                                Inc.                      92,430
                7,400    @     Coherent, Inc.            218,589
                3,600          CTS Corp.                  43,344
               11,600    @     Cymer, Inc.               406,464
                9,300    @     Dionex Corp.              249,147
                9,600    @     DSP Group, Inc.           188,160
                7,200    @     Electro Scientific
                                Industries, Inc.         174,960
                4,300    @     Flir Systems, Inc.        180,471
                5,200    @     Itron, Inc.               136,396
                4,200          Keithley
                                Instruments, Inc.         60,648
                3,700    @     Meade Instruments
                                Corp.                     20,979
               16,200          Methode Electronics       206,874
                6,000          Park Electrochemical
                                Corp.                    159,000
               10,300    @     Paxar Corp.               172,525
                5,200    @     Photon Dynamics,
                                Inc.                     156,000
               14,300          Pioneer Standard
                                Electronics              148,577
                3,100    @     Planar Systems, Inc.       59,675
                5,600    @     Rogers Corp.              152,936
                5,300    @     SBS Technologies,
                                Inc.                      64,920
               10,000          Technitrol, Inc.          233,000
                8,700    @     Trimble Navigation
                                Ltd.                     134,850
                6,900          Watts Industries,
                                Inc.                     136,965
                3,000          Woodward Governor
                                Co.                      177,360
                2,100          X-Rite, Inc.               18,060
                                                     -----------
                                                       4,432,989
                                                     -----------
                               ENGINEERING & CONSTRUCTION: 0.62%
                5,100    @     EMCOR Group, Inc.         299,370
                7,200    @     Insituform
                                Technologies, Inc.       152,496
                4,600    @     URS Corp.                 128,800
                                                     -----------
                                                         580,666
                                                     -----------
                               ENTERTAINMENT: 0.49%
               10,200    @     Argosy Gaming Co.         289,680
                9,100    @     Pinnacle
                                Entertainment, Inc.       96,733
                4,000    @     Shuffle Master, Inc.       73,480
                                                     -----------
                                                         459,893
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               ENVIRONMENTAL CONTROL: 0.60%
                3,700    @     Imco Recycling, Inc.  $    36,445
                4,400    @     Ionics, Inc.              106,700
               13,831    @     Tetra Tech, Inc.          203,316
                6,900    @     Waste Connections,
                                Inc.                     215,556
                                                     -----------
                                                         562,017
                                                     -----------
                               FOOD: 2.05%
                1,900    @     American Italian
                                Pasta Co.                 96,881
                8,900          Corn Products Intl.,
                                Inc.                     276,968
               16,900          Great Atlantic &
                                Pacific Tea Co.          315,861
                8,800    @     Hain Celestial
                                Group, Inc.              162,800
                4,600    @     International
                                Multifoods Corp.         119,600
                2,200    @     J&J Snack Foods
                                Corp.                     98,912
                7,000          Lance, Inc.               102,060
                3,400          Nash Finch Co.            108,664
               11,600    @     Performance Food
                                Group Co.                392,776
                8,000    @     RalCorp Holdings,
                                Inc.                     250,000
                                                     -----------
                                                       1,924,522
                                                     -----------
                               FOREST PRODUCTS & PAPER: 0.46%
                9,100    @     Buckeye
                                Technologies, Inc.        89,180
                9,100          Caraustar
                                Industries, Inc.         113,568
                3,000          Deltic Timber Corp.       103,440
                1,600          Pope & Talbot, Inc.        29,968
                4,000          Schweitzer-Mauduit
                                Intl., Inc.               98,400
                                                     -----------
                                                         434,556
                                                     -----------
                               GAS: 2.60%
               10,500          Atmos Energy Corp.        246,120
                2,300          Cascade Natural Gas
                                Corp.                     48,070
                8,500          Energen Corp.             233,750
                4,500          Laclede Group, Inc.       105,660
                6,750          New Jersey Resources
                                Corp.                    201,488
                8,800          Northwest Natural
                                Gas Co.                  253,000
               11,800          Northwestern Corp.        200,010
                3,800          NUI Corp.                 104,500
                8,300          Piedmont Natural Gas
                                Co.                      306,934
               13,545    @     Southern Union Co.        230,265
                8,500          Southwest Gas Corp.       210,375
                9,500          UGI Corp.                 303,430
                                                     -----------
                                                       2,443,602
                                                     -----------
                               HAND/MACHINE TOOLS: 0.30%
                3,500          Baldor Electric Co.        88,200
                3,600          Milacron, Inc.             36,540
                6,300          Regal-Beloit Corp.        153,153
                                                     -----------
                                                         277,893
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS SMALLCAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               HEALTHCARE -- PRODUCTS: 3.49%
                2,200    @     Arthrocare Corp.      $    28,292
                1,600    @     Biosite, Inc.              45,040
                7,450    @     Conmed Corp.              166,358
                3,700          Cooper Cos., Inc.         174,270
                3,800          Datascope Corp.           105,032
                7,500          Diagnostic Products
                                Corp.                    277,500
                6,800    @     Haemonetics Corp.         198,560
                4,700    @     Hologic, Inc.              72,803
                3,500    @     ICU Medical, Inc.         108,150
                8,600    @     Idexx Laboratories,
                                Inc.                     221,794
                5,300    @     Inamed Corp.              141,616
                3,300          Invacare Corp.            122,100
               10,100          Mentor Corp.              370,761
                5,000    @     Osteotech, Inc.            36,950
                8,200    @     Resmed, Inc.              241,080
                8,500    @     Respironics, Inc.         289,425
                6,100    @     Sola Intl., Inc.           70,150
                1,600    @     Spacelabs Medical,
                                Inc.                      22,720
                4,000    @     Sybron Dental
                                Specialties, Inc.         74,000
               10,500    @     Techne Corp.              296,310
                6,100    @     Viasys Healthcare,
                                Inc.                     106,445
                3,100          Vital Signs, Inc.         112,065
                                                     -----------
                                                       3,281,421
                                                     -----------
                               HEALTHCARE -- SERVICES: 3.31%
                3,200    @     Ameripath, Inc.            76,800
               20,300    @     Coventry Health
                                Care, Inc.               576,926
                2,800    @     Curative Health
                                Services, Inc.            46,984
                3,100    @     Dianon Systems, Inc.      165,602
               20,500    @     Mid Atlantic Medical
                                Services                 642,675
               11,600    @     Pediatrix Medical
                                Group, Inc.              290,000
               12,000    @     Province Healthcare
                                Co.                      268,320
                4,200    @     RehabCare Group,
                                Inc.                     100,926
               12,750    @     Renal Care Group,
                                Inc.                     397,163
               12,700    @     Sierra Health
                                Services                 283,845
                2,300    @     Sunrise Assisted
                                Living, Inc.              61,640
               24,400    @     US Oncology, Inc.         203,252
                                                     -----------
                                                       3,114,133
                                                     -----------
                               HOME BUILDERS: 2.49%
               13,000    @     Champion
                                Enterprises, Inc.         73,060
                3,700          Coachmen Industries,
                                Inc.                      53,650
                7,800          Fleetwood
                                Enterprises, Inc.         67,860
                7,091          MDC Holdings, Inc.        368,732
                7,650    @     Monaco Coach Corp.        162,945
                1,900    @     NVR, Inc.                 613,700
                7,100          Ryland Group, Inc.        353,225
                2,000          Skyline Corp.              66,000
                  100          Standard-Pacific
                                Corp.                      3,508
                7,400    @     Toll Brothers, Inc.       216,820
                8,200          Winnebago Industries      360,800
                                                     -----------
                                                       2,340,300
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               HOME FURNISHINGS: 1.58%
                7,700    @     Applica, Inc.         $    95,480
                3,500          Bassett Furniture
                                Industries, Inc.          68,246
               13,550          Ethan Allen
                                Interiors, Inc.          472,217
                8,300          Harman Intl.
                                Industries, Inc.         408,775
               15,600          La-Z-Boy, Inc.            393,432
                1,500    @     Royal Appliance
                                Manufacturing Co.          9,675
                2,800    @     Salton, Inc.               40,180
                                                     -----------
                                                       1,488,005
                                                     -----------
                               HOUSEHOLD PRODUCTS/WARES: 1.74%
               11,850    @     Fossil, Inc.              243,636
                7,100          Harland (John H.)
                                Co.                      200,220
                6,000          New England Business
                                Services, Inc.           150,840
                7,000          Russ Berrie & Co.,
                                Inc.                     247,800
                7,700    @     Scotts Co.                349,580
                9,700          Standard Register
                                Co.                      331,643
                4,000          Wd-40 Co.                 111,040
                                                     -----------
                                                       1,634,759
                                                     -----------
                               HOUSEWARES: 0.39%
                1,400    @     Enesco Group, Inc.         12,236
                3,800          Libbey, Inc.              129,580
                1,800          National Presto
                                Industries, Inc.          57,600
                2,900          Toro Co.                  164,836
                                                     -----------
                                                         364,252
                                                     -----------
                               INSURANCE: 2.83%
                5,234          Delphi Financial
                                Group                    226,894
               31,100          First American Corp.      715,300
                7,200          Hilb Rogal &
                                Hamilton Co.             325,800
                6,300          Landamerica
                                Financial Group,
                                Inc.                     198,450
                2,200    @     Philadelphia
                                Consolidated
                                Holding Co.               99,748
                7,400          Presidential Life
                                Corp.                    149,998
                2,600          RLI Corp.                 132,600
                1,900          SCPIE Holdings, Inc.       11,552
                6,100          Selective Insurance
                                Group                    172,813
                7,500    @     Stewart Information
                                Services Corp.           154,125
               16,700    @     UICI                      337,340
                4,200          Zenith National
                                Insurance Corp.          133,770
                                                     -----------
                                                       2,658,390
                                                     -----------
                               INTERNET: 0.24%
                8,600    @     Netegrity, Inc.            52,976
                6,600    @     PC-Tel, Inc.               44,675
                3,300    @     QRS Corp.                  25,707
                7,300    @     Verity, Inc.               80,957
                3,800    @     Zixit Corp.                20,824
                                                     -----------
                                                         225,139
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               IRON/STEEL: 0.72%
                2,800          Cleveland-Cliffs,
                                Inc.                 $    77,280
                8,500          Reliance Steel &
                                Aluminum Co.             259,250
                8,300          Ryerson Tull, Inc.         96,529
               12,000    @     Steel Dynamics, Inc.      197,640
                3,800          Steel Technologies,
                                Inc.                      50,084
                                                     -----------
                                                         680,783
                                                     -----------
                               LEISURE TIME: 1.40%
                5,500          Arctic Cat, Inc.           95,639
                1,800    @     Huffy Corp.                15,534
                4,600    @     K2, Inc.                   47,150
                7,800    @     Pegasus Solutions,
                                Inc.                     136,500
               10,200          Polaris Industries,
                                Inc.                     663,000
                3,700          Thor Industries,
                                Inc.                     263,662
                8,100          WMS Industries, Inc.       99,225
                                                     -----------
                                                       1,320,710
                                                     -----------
                               LODGING: 0.65%
               16,000    @     Aztar Corp.               332,800
                8,300          Marcus Corp.              138,195
               11,100    @     Prime Hospitality
                                Corp.                    144,189
                                                     -----------
                                                         615,184
                                                     -----------
                               MACHINERY -- CONSTRUCTION &
                                MINING: 0.00%
                  100          JLG Industries, Inc.        1,403
                                                     -----------
                               MACHINERY -- DIVERSIFIED: 2.36%
                5,200          Applied Industrial
                                Technologies, Inc.       101,400
                5,300          Briggs & Stratton         203,202
                8,700    @     Brooks-PRI
                                Automation, Inc.         222,372
               11,600    @     Cognex Corp.              232,580
                4,200    @     Flow Intl. Corp.           28,304
                6,600    @     Gardner Denver, Inc.      132,000
               12,300          Graco, Inc.               309,222
               11,400          IDEX Corp.                381,900
                5,400          Lindsay
                                Manufacturing Co.        125,010
                6,050          Manitowoc Co.             214,715
                3,600          Thomas Industries,
                                Inc.                     103,680
                3,400    @     Zebra Technologies
                                Corp.                    163,948
                                                     -----------
                                                       2,218,333
                                                     -----------
                               MEDIA: 0.18%
                5,600    @     Information
                                Holdings, Inc.           136,640
                3,100          Thomas Nelson, Inc.        32,736
                                                     -----------
                                                         169,376
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS SMALLCAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               METAL FABRICATE/HARDWARE: 2.02%
                5,100          AM Castle & Co.       $    63,648
                5,600          Commercial Metals
                                Co.                      262,864
                6,600          Intermet Corp.             70,884
                2,400          Lawson Products            73,944
                8,900    @     Mueller Industries,
                                Inc.                     282,575
                4,900          Quanex Corp.              214,130
               11,000    @     Shaw Group, Inc.          337,700
               15,600          Timken Co.                348,348
               10,900          Valmont Industries,
                                Inc.                     221,597
                3,600    @     Wolverine Tube, Inc.       27,180
                                                     -----------
                                                       1,902,870
                                                     -----------
                               MINING: 0.13%
                2,100          Century Aluminum Co.       31,269
                3,300          Commonwealth
                                Industries, Inc.          23,727
                5,200    @     RTI Intl. Metals,
                                Inc.                      63,180
                                                     -----------
                                                         118,176
                                                     -----------
                               MISCELLANEOUS MANUFACTURING: 2.63%
               10,700          Acuity Brands, Inc.       194,740
                7,150          AO Smith Corp.            223,152
                9,500          Aptargroup, Inc.          292,125
                2,400    @     AT Cross Co.               18,000
                4,600          Barnes Group, Inc.        105,340
                6,100          Clarcor, Inc.             193,065
                6,900    @     Concord Camera Corp.       35,197
                3,900    @     Cuno, Inc.                141,102
               14,320    @     Griffon Corp.             259,192
                4,100    @     Lydall, Inc.               62,525
                6,373          Myers Industries,
                                Inc.                     109,233
                8,000          Roper Industries,
                                Inc.                     298,400
                1,500    @     SPS Technologies,
                                Inc.                      57,255
                3,000          Standex Intl. Corp.        75,300
                5,900          Sturm Ruger & Co.,
                                Inc.                      83,485
               13,500          Tredegar Corp.            326,025
                                                     -----------
                                                       2,474,136
                                                     -----------
                               OFFICE FURNISHINGS: 0.12%
               13,600          Interface, Inc.           109,344
                                                     -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.11%
                4,700    @     Imagistics Intl.,
                                Inc.                     100,909
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               OIL & GAS: 4.00%
                8,100          Cabot Oil & Gas
                                Corp.                $   185,085
                4,700    @     Evergreen Resources,
                                Inc.                     199,750
                9,400          Frontier Oil Corp.        165,440
               11,500    @     Newfield Exploration
                                Co.                      427,455
                4,300    @     Nuevo Energy Co.           67,940
                9,625          Patina Oil & Gas
                                Corp.                    264,014
                6,300    @     Plains Resources,
                                Inc.                     168,525
               13,900          Pogo Producing Co.        453,418
                3,100    @     Prima Energy Corp.         70,649
                5,600    @     Remington Oil & Gas
                                Corp.                    111,552
                6,400    @     Southwestern Energy
                                Co.                       97,216
                7,100          St. Mary Land &
                                Exploration Co.          169,896
               10,000    @     Tom Brown, Inc.           283,500
                9,400    @     Unit Corp.                163,090
               22,400          Vintage Petroleum,
                                Inc.                     266,560
               32,400          XTO Energy, Inc.          667,440
                                                     -----------
                                                       3,761,530
                                                     -----------
                               OIL & GAS SERVICES: 0.80%
                1,600          CARBO Ceramics, Inc.       59,120
                5,400    @     Input/Output, Inc.         48,600
                7,000    @     Oceaneering Intl.,
                                Inc.                     189,000
                8,800    @     Seacor Smit, Inc.         416,680
                1,500    @     Tetra Technologies,
                                Inc.                      39,825
                                                     -----------
                                                         753,225
                                                     -----------
                               PACKAGING & CONTAINERS: 0.11%
                4,100          Chesapeake Corp.          107,953
                                                     -----------
                               PHARMACEUTICALS: 2.80%
                8,050    @     Accredo Health, Inc.      371,427
               13,800          Alpharma, Inc.            234,324
               14,300    @     Cephalon, Inc.            646,360
                7,900    @     Medicis
                                Pharmaceutical           337,804
               11,500    @     MGI Pharma, Inc.           81,190
                4,500          Natures Sunshine
                                Prods, Inc.               50,895
               17,000    @     NBTY, Inc.                263,160
                5,400    @     Noven
                                Pharmaceuticals,
                                Inc.                     137,700
               11,508    @     Priority Healthcare
                                Corp.                    270,438
                6,100    @     Syncor Intl. Corp.        192,150
                6,100    @     Theragenics Corp.          51,423
                                                     -----------
                                                       2,636,871
                                                     -----------
                               REITS: 0.67%
                5,400          Colonial Properties
                                Trust                    210,330
                1,900          Essex Property
                                Trust, Inc.              103,930
                7,300          Kilroy Realty Corp.       195,275
                3,400          Shurgard Storage
                                Centers, Inc.            117,980
                                                     -----------
                                                         627,515
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               RETAIL: 11.52%
               11,550    @     AnnTaylor Stores
                                Corp.                $   293,254
               14,175          Applebees Intl.,
                                Inc.                     325,316
                4,600          Brown Shoe Co., Inc.      129,260
                4,700          Burlington Coat
                                Factory Warehouse
                                Corp.                     99,875
               13,200          Casey's General
                                Stores, Inc.             158,928
                6,900          Cash America Intl.,
                                Inc.                      63,480
                6,400          Cato Corp.                142,720
                3,000    @     CEC Entertainment,
                                Inc.                     123,900
               14,150    @     Chico's FAS, Inc.         513,928
                6,900    @     Childrens Place           182,857
                6,100    @     Christopher & Banks
                                Corp.                    258,030
                2,200    @     Cost Plus, Inc.            67,010
               16,000    @     Dress Barn, Inc.          247,520
                  100    @     Duane Reade, Inc.           3,405
                4,900    @     Footstar, Inc.            119,903
                6,600          Fred's, Inc.              242,748
                2,200    @     Genesco, Inc.              53,570
                7,800    @     Goody's Family
                                Clothing, Inc.            89,934
                6,100    @     Group 1 Automotive,
                                Inc.                     232,715
                4,400          Hancock Fabrics,
                                Inc.                      81,708
                7,400          Haverty Furniture
                                Cos., Inc.               146,150
                3,200    @     HOT Topic, Inc.            85,472
               15,900    @     Insight Enterprises,
                                Inc.                     400,521
                3,200    @     J Jill Group, Inc.        121,440
               10,100    @     Jack in the Box,
                                Inc.                     321,180
                8,000    @     Jo-Ann Stores, Inc.       233,600
                7,200          Landry's
                                Restaurants, Inc.        183,672
                7,200          Lone Star Steakhouse
                                & Saloon                 169,848
                5,000          Luby's, Inc.               32,900
               10,600    @     Men's Wearhouse,
                                Inc.                     270,300
                1,900    @     O'Charleys, Inc.           48,070
               13,700    @     O'Reilly Automotive,
                                Inc.                     377,572
                7,400    @     Panera Bread Co.          255,078
               17,700          PEP Boys-Manny Moe &
                                Jack                     298,245
                6,300    @     PF Chang's China
                                Bistro, Inc.             197,946
               41,300          Pier 1 Imports, Inc.      867,300
                5,700    @     Rare Hospitality
                                Intl., Inc.              153,444
               11,400          Regis Corp.               308,017
               17,000          Ruby Tuesday, Inc.        329,800
               19,950    @     Ryan's Family STK
                                Houses, Inc.             263,540
                4,200    @     School Specialty,
                                Inc.                     111,552
               13,100    @     ShopKo Stores, Inc.       264,620
               10,512    @     Sonic Corp.               330,182
                9,800    @     Steak N Shake Co.         153,370
               11,100    @     Stein Mart, Inc.          131,757
                6,700    @     TBC Corp.                 106,396
               11,700    @     Too, Inc.                 360,360
                5,300    @     Triarc Cos.               146,280
                7,775    @     Wet Seal, Inc.            188,933
               15,200    @     Zale Corp.                551,000
                                                     -----------
                                                      10,838,606
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS SMALLCAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               SAVINGS & LOANS: 3.20%
                6,300          American Financial
                                Holdings, Inc.       $   188,496
                6,400          Anchor BanCorp
                                Wisconsin, Inc.          154,304
               20,400          Commercial Federal
                                Corp.                    591,600
               11,400          Dime Community
                                Bancshares               258,666
                9,830          Downey Financial
                                Corp.                    464,959
                4,500          FirstFed Financial
                                Corp.                    130,500
                5,800          MAF BanCorp, Inc.         218,080
                6,400          Seacoast Financial
                                Services Corp.           160,448
               22,000          Staten Island
                                BanCorp, Inc.            422,400
               16,680          Washington Federal,
                                Inc.                     421,337
                                                     -----------
                                                       3,010,790
                                                     -----------
                               SEMICONDUCTORS: 3.43%
                7,900    @     ATMI, Inc.                176,723
               26,200    @     Axcelis
                                Technologies, Inc.       300,776
                5,200    @     AXT, Inc.                  41,496
                5,600          Cohu, Inc.                 96,768
                4,600    @     Dupont Photomasks,
                                Inc.                     149,408
                2,100    @     Electroglas, Inc.          21,000
               19,100    @     ESS Technology            335,014
               10,000    @     Exar Corp.                197,200
                6,700          Helix Technology
                                Corp.                    138,020
               18,600    @     Kopin Corp.               122,760
                5,200    @     Kulicke & Soffa
                                Industries, Inc.          64,428
                6,600    @     Pericom
                                Semiconductor Corp.       76,494
                3,300    @     Photronics, Inc.           62,502
                9,800    @     Power Integrations,
                                Inc.                     175,410
                4,200    @     Rudolph
                                Technologies, Inc.       104,706
               34,000    @     Skyworks Solutions,
                                Inc.                     188,700
                4,400    @     Standard
                                Microsystems Corp.       103,884
                3,900    @     Supertex, Inc.             68,718
                7,300    @     Therma-Wave, Inc.          83,147
                5,300    @     Three-Five Systems,
                                Inc.                      60,420
               14,200    @     Varian Semiconductor
                                Equipment
                                Associates, Inc.         481,806
                7,500    @     Veeco Instruments,
                                Inc.                     173,325
                                                     -----------
                                                       3,222,705
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               SOFTWARE: 4.01%
               11,000    @     American Management
                                Systems              $   210,210
                4,200    @     Ansys, Inc.                84,420
                9,400    @     Aspen Technology,
                                Inc.                      78,396
                2,900    @     Avid Technology,
                                Inc.                      26,854
                9,550    @     Barra, Inc.               355,069
                3,500    @     Concerto Software,
                                Inc.                      22,050
                8,000    @     Concord
                                Communications,
                                Inc.                     131,840
               10,700    @     Dendrite Intl., Inc.      103,469
               11,600    @     eFunds Corp.              110,072
                8,925          Fair Isaac & Co.,
                                Inc.                     293,365
               12,200    @     Filenet Corp.             176,900
               12,560          Global Payments,
                                Inc.                     373,660
                9,400    @     HNC Software              156,980
               14,600    @     Hyperion Solutions
                                Corp.                    266,265
                7,900    @     Information
                                Resources, Inc.           74,173
                8,800          Inter-Tel, Inc.           150,568
                5,700    @     MRO Software, Inc.         64,866
                8,800          NDCHealth Corp.           245,520
                2,900    @     Phoenix Technologies
                                Ltd.                      29,000
               26,000    @     Pinnacle Systems,
                                Inc.                     285,714
                9,000    @     Progress Software
                                Corp.                    132,831
                5,800    @     Roxio, Inc.                41,760
               10,200    @     Serena Software,
                                Inc.                     139,712
                1,700    @     SPSS, Inc.                 26,418
                9,500    @     Take-Two Interactive
                                Software                 195,605
                                                     -----------
                                                       3,775,717
                                                     -----------
                               STORAGE/WAREHOUSING: 0.06%
                3,400    @     Mobile Mini, Inc.          58,140
                                                     -----------
                               TELECOMMUNICATIONS: 1.14%
               26,800    @     Adaptec, Inc.             211,452
               26,300    @     Aeroflex, Inc.            182,785
                9,600    @     Anixter Intl., Inc.       223,104
                4,000    @     Audiovox Corp.             31,800
                2,200    @     Black Box Corp.            89,606
                3,100    @     Boston
                                Communications
                                Group                     24,924
               11,525    @     Cable Design
                                Technologies Corp.       118,131
                5,700    @     General
                                Communication             38,019
                6,200    @     Metro One
                                Telecommunications        86,552
                3,400    @     Network Equipment
                                Technologies, Inc.        14,620
                3,500    @     Tollgrade
                                Communications,
                                Inc.                      51,345
                                                     -----------
                                                       1,072,338
                                                     -----------
                               TEXTILES: 0.24%
                2,500          Angelica Corp.             43,000
                5,400          G&K Services, Inc.        184,896
                                                     -----------
                                                         227,896
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               TOYS/GAMES/HOBBIES: 0.39%
                4,500    @     Action Performance
                                Cos., Inc.           $   142,200
                5,700    @     Department 56              92,796
                7,500    @     Jakks Pacific, Inc.       132,825
                                                     -----------
                                                         367,821
                                                     -----------
                               TRANSPORTATION: 2.37%
                2,600    @     Arkansas Best Corp.        66,248
                5,500    @     Forward Air Corp.         180,290
               12,902    @     Heartland Express,
                                Inc.                     308,745
               14,800    @     Kansas City Southern      251,600
                2,200    @     Landstar System,
                                Inc.                     235,070
                5,900    @     Offshore Logistics,
                                Inc.                     140,951
                5,200          Roadway Corp.             186,836
                7,000          Usfreightways Corp.       265,090
               16,633          Werner Enterprises,
                                Inc.                     354,449
                7,300    @     Yellow Corp.              236,520
                                                     -----------
                                                       2,225,799
                                                     -----------
                               WATER: 0.11%
                3,800          American States
                                Water Co.                100,700
                    7          Philadelphia
                                Suburban Corp.               140
                                                     -----------
                                                         100,840
                                                     -----------

                               Total Common Stock
                                 (Cost $92,801,690)   92,715,278
                                                     -----------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.46%
     $1,369,000         FHLB Discount Note,
                         1.900%, due 07/01/02        $ 1,369,000
                                                     -----------
                        Total Short-Term
                         Investments
                         (Cost
                         $1,369,000)                   1,369,000
                                                     -----------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $94,170,690)*     100.03%   $94,084,278
                        OTHER ASSETS AND
                         LIABILITIES-NET    -0.03%       (24,315)
                                           -------   -----------
                        NET ASSETS         100.00%   $94,059,963
                                           =======   ===========

@   Non-income producing security
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                   $ 5,013,155
                        Gross Unrealized
                         Depreciation                    (5,099,567)
                                                        -----------
                        Net Unrealized
                         Depreciation                   $   (86,412)
                                                        ===========

                 See Accompanying Notes to Financial Statements

ING VP
ASCENT
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
COMMON STOCK: 77.63%
                               AEROSPACE/DEFENSE: 0.72%
               12,000    @     Alliant Techsystems,
                                Inc.                  $    765,600
                4,300          Lockheed Martin Corp.       298,850
                4,850          United Technologies
                                Corp.                      329,315
                                                      ------------
                                                         1,393,765
                                                      ------------
                               AIRLINES: 0.44%
              138,000    @@    Cathay Pacific
                                Airways Ltd.               211,430
               70,000    @     Mesa Air Group, Inc.        644,000
                                                      ------------
                                                           855,430
                                                      ------------
                               APPAREL: 0.64%
                7,400    @     Jones Apparel Group,
                                Inc.                       277,500
                8,600          Nike, Inc.                  461,390
                7,500    @     Reebok Intl. Ltd.           221,250
                6,800          VF Corp.                    266,628
                                                      ------------
                                                         1,226,768
                                                      ------------
                               AUTO MANUFACTURERS: 0.95%
                3,100    @@    Bayerische Motoren
                                Werke AG                   125,625
               42,750          Ford Motor Co.              684,000
                5,250          General Motors Corp.        280,613
                7,200    @@    Honda Motor Co. Ltd.        291,928
               26,000    @@    Nissan Motor Co. Ltd.       180,036
                6,600          Paccar, Inc.                292,974
                                                      ------------
                                                         1,855,176
                                                      ------------
                               AUTO PARTS & EQUIPMENT: 2.01%
               22,000    @     American Axle &
                                Manufacturing
                                Holdings, Inc.             654,280
               15,000    @@    Bridgestone Corp.           206,482
                8,800          Cooper Tire & Rubber
                                Co.                        180,840
               40,000    @     Dura Automotive
                                Systems, Inc.              830,000
               10,250          Goodyear Tire &
                                Rubber Co.                 191,777
               16,500    @     Lear Corp.                  763,125
               53,000    @     Tower Automotive,
                                Inc.                       739,350
                5,150          TRW, Inc.                   293,447
                1,000          Visteon Corp.                14,200
                                                      ------------
                                                         3,873,501
                                                      ------------
                               BANKS: 2.69%
               40,700    @@    Banco Santander
                                Central Hispano SA         322,565
               25,350          Bank of America Corp.     1,783,626
               11,350          Bank One Corp.              436,748
                3,800    @@    BNP Paribas                 209,768
                   30          Charter One
                                Financial, Inc.              1,031
               27,000    @@    Sumitomo Mitsui
                                Banking Corp.              131,773
                3,450   @,@@   UBS AG                      173,136
               10,800          Union Planters Corp.        349,596
               19,500          US BanCorp                  455,325
               13,250          Wachovia Corp.              505,885
               16,400          Wells Fargo & Co.           820,984
                                                      ------------
                                                         5,190,437
                                                      ------------

       Shares                                             Value
-------------------------------------------------------------------
                               BEVERAGES: 1.43%
                9,050          Anheuser-Busch Cos.,
                                Inc.                  $    452,500
               26,100          Coca-Cola Co.             1,461,600
               17,750          PepsiCo, Inc.               855,550
                                                      ------------
                                                         2,769,650
                                                      ------------
                               BUILDING MATERIALS: 0.26%
               18,350          Masco Corp.                 497,469
                                                      ------------
                               CHEMICALS: 0.65%
                8,100          Dow Chemical Co.            278,478
                9,000          Du Pont (E.I.) de
                                Nemours & Co.              399,600
                6,400          Praxair, Inc.               364,608
                4,800    @@    Shin-Etsu Chemical
                                Co. Ltd.                   206,232
                                                      ------------
                                                         1,248,918
                                                      ------------
                               COMMERCIAL SERVICES: 0.73%
               45,200    @@    Autostrade
                                Concessioni e
                                Costruzioni
                                Autostrade S.p.A.          373,824
               16,000    @@    Dai Nippon Printing
                                Co. Ltd.                   212,372
                5,250          Deluxe Corp.                204,172
                7,350          Equifax, Inc.               198,450
                7,200    @     Rent-A-Center, Inc.         417,672
                                                      ------------
                                                         1,406,490
                                                      ------------
                               COMPUTERS: 3.13%
               15,600    @     Affiliated Computer
                                Services, Inc.             740,688
                7,050    @     Computer Sciences
                                Corp.                      336,990
               48,000    @     Concurrent Computer
                                Corp.                      223,200
               42,250    @     Dell Computer Corp.       1,104,415
               29,550          Hewlett-Packard Co.         451,524
               14,850          International
                                Business Machines
                                Corp.                    1,069,200
                6,400   @,@@   Logitech Intl. SA           296,936
               18,900    @     Network Appliance,
                                Inc.                       235,116
               26,000          Reynolds & Reynolds
                                Co.                        726,700
               15,500    @     Synopsys, Inc.              849,555
                                                      ------------
                                                         6,034,324
                                                      ------------
                               COSMETICS/PERSONAL CARE: 1.00%
               21,600          Procter & Gamble Co.      1,928,880
                                                      ------------
                               DISTRIBUTION/WHOLESALE: 1.22%
                9,300          Genuine Parts Co.           324,291
               16,500          Hughes Supply, Inc.         740,850
               10,000    @     Scansource, Inc.            614,100
               18,000    @     Tech Data Corp.             681,300
                                                      ------------
                                                         2,360,541
                                                      ------------

       Shares                                             Value
-------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                4.74%
               13,000    @     Affiliated Managers
                                Group                 $    799,500
               12,550          American Express Co.        455,816
                4,850          Bear Stearns Cos.,
                                Inc.                       296,820
               17,000          Charter Municipal
                                Mortgage Acceptance
                                Co.                        303,960
               52,450          Citigroup, Inc.           2,032,437
                5,550          Countrywide Credit
                                Industries, Inc.           267,787
               18,900          Fannie Mae                1,393,875
               15,800          Freddie Mac                 966,960
               13,400          Household Intl., Inc.       665,980
               37,700          JP Morgan Chase & Co.     1,278,784
               19,300    @@    Man Group PLC               303,085
               11,000          New Century Financial
                                Corp.                      384,670
                                                      ------------
                                                         9,149,674
                                                      ------------
                               ELECTRIC: 1.33%
                2,650          Dominion Resources,
                                Inc.                       175,430
                7,600          Duke Energy Corp.           236,360
               27,400    @     Edison Intl.                465,800
                9,350          Entergy Corp.               396,814
               33,050    @     Mirant Corp.                241,265
               16,850    @     PG&E Corp.                  301,447
                6,900          Pinnacle West Capital
                                Corp.                      272,550
               17,150          Reliant Energy, Inc.        289,835
                7,150          Southern Co.                195,910
                                                      ------------
                                                         2,575,411
                                                      ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.12%
                1,800    @@    Funai Electric Co.
                                Ltd.                       222,250
                                                      ------------
                               ELECTRONICS: 0.44%
                9,200   @,@@   Flextronics Intl.
                                Ltd.                        65,596
               12,150    @     Jabil Circuit, Inc.         256,486
                6,150          Parker Hannifin Corp.       293,909
               39,250    @     Solectron Corp.             241,388
                                                      ------------
                                                           857,379
                                                      ------------
                               ENGINEERING & CONSTRUCTION: 0.23%
                5,750          Fluor Corp.                 223,962
                8,000    @@    Grupo Ferrovial SA          217,732
                                                      ------------
                                                           441,694
                                                      ------------
                               ENTERTAINMENT: 0.96%
               26,000    @     Alliance Gaming Corp.       317,720
               23,000    @     Argosy Gaming Co.           653,200
               24,000    @     GTECH Holdings Corp.        612,960
                4,700    @     International Game
                                Technology                 266,490
                                                      ------------
                                                         1,850,370
                                                      ------------
                               FOOD: 1.35%
               28,700          Archer-Daniels-
                                Midland Co.                367,073
               18,400          Conagra Foods, Inc.         508,760
               35,000    @@    Fresh Del Monte
                                Produce                    875,000
               32,000    @     Smithfield Foods,
                                Inc.                       593,600
               10,300          Supervalu, Inc.             252,659
                                                      ------------
                                                         2,597,092
                                                      ------------

                 See Accompanying Notes to Financial Statements

ING VP
ASCENT
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER: 0.44%
                5,000          International Paper
                                Co.                   $    217,900
                  900    @     Louisiana-Pacific
                                Corp.                        9,531
                9,400          Plum Creek Timber Co,
                                Inc.                       288,580
                5,600    @@    Svenska Cellulosa AB        198,778
                2,250          Weyerhaeuser Co.            143,663
                                                      ------------
                                                           858,452
                                                      ------------
                               GAS: 0.25%
               28,000          Northwestern Corp.          474,600
                                                      ------------
                               HEALTHCARE -- PRODUCTS: 3.17%
               10,450          Becton Dickinson &
                                Co.                        360,002
               15,000          Cooper Cos., Inc.           706,500
                5,200          CR Bard, Inc.               294,216
               28,000    @     Edwards Lifesciences
                                Corp.                      649,600
               11,600    @     Guidant Corp.               350,668
               31,300          Johnson & Johnson         1,635,738
               22,500    @     Merit Medical
                                Systems, Inc.              462,375
               25,700    @     Respironics, Inc.           875,085
               10,775    @     St. Jude Medical,
                                Inc.                       795,734
                                                      ------------
                                                         6,129,918
                                                      ------------
                               HEALTHCARE -- SERVICES: 1.75%
                7,600    A     Aetna, Inc.                 364,572
                  865    @     Five Star Quality
                                Care, Inc.                   4,835
               30,000    @     Health Net, Inc.            803,100
               72,000    @     Humana, Inc.              1,125,360
                7,650          UnitedHealth Group,
                                Inc.                       700,358
                5,250    @     Wellpoint Health
                                Networks                   408,503
                                                      ------------
                                                         3,406,728
                                                      ------------
                               HOLDING COMPANIES -- DIVERSIFIED:
                                0.10%
               82,000    @@    Keppel Corp. Ltd.           191,275
                                                      ------------
                               HOME BUILDERS: 1.94%
               15,000          Centex Corp.                866,850
               31,000          DR Horton, Inc.             806,930
               23,500          KB Home                   1,210,485
               14,000          Lennar Corp.                856,800
                                                      ------------
                                                         3,741,065
                                                      ------------
                               HOME FURNISHINGS: 0.39%
                7,600    @@    Electrolux AB               153,035
                9,000          Leggett & Platt, Inc.       210,600
                4,000    @@    Sony Corp.                  211,238
                7,400   @,@@   Thomson Multimedia SA       174,704
                                                      ------------
                                                           749,577
                                                      ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.75%
               45,000          American Greetings          749,700
                9,200          Clorox Co.                  380,420
                5,700          Fortune Brands, Inc.        319,200
                                                      ------------
                                                         1,449,320
                                                      ------------

       Shares                                             Value
-------------------------------------------------------------------
                               INSURANCE: 1.85%
                  700    @@    Allianz AG             $    141,076
               28,875          Fidelity National
                                Financial, Inc.            912,450
               34,500          First American Corp.        793,500
               21,600          Metlife, Inc.               622,080
               13,300          Old Republic Intl.
                                Corp.                      418,950
                7,350          Progressive Corp.           425,198
                8,250          Safeco Corp.                254,843
                                                      ------------
                                                         3,568,097
                                                      ------------
                               INTERNET: 0.36%
               28,000    @     Overture Services,
                                Inc.                       699,440
                                                      ------------
                               LEISURE TIME: 0.84%
               35,000    @     Bally Total Fitness
                                Holding Corp.              654,850
               27,000    @     Nautilus Group, Inc.        826,200
               20,900    @@    P&O Princess Cruises
                                PLC                        132,241
                                                      ------------
                                                         1,613,291
                                                      ------------
                               LODGING: 0.13%
               22,400    @     La Quinta Corp.             162,400
                2,600          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                        85,514
                                                      ------------
                                                           247,914
                                                      ------------
                               MACHINERY -- DIVERSIFIED: 0.27%
                9,150          Deere & Co.                 438,285
                6,800    @@    Metso OYJ                    87,811
                                                      ------------
                                                           526,096
                                                      ------------
                               MEDIA: 0.51%
               43,300    @@    Eniro AB                    331,367
                4,150          Knight-Ridder, Inc.         261,243
                8,800   @,@@   Modern Times Group AB       116,540
               12,800    @@    Vivendi Universal SA        276,073
                                                      ------------
                                                           985,223
                                                      ------------
                               METAL FABRICATE/HARDWARE: 0.95%
               22,000          Precision Castparts
                                Corp.                      726,000
               25,500          Quanex Corp.              1,114,350
                                                      ------------
                                                         1,840,350
                                                      ------------
                               MISCELLANEOUS MANUFACTURING: 3.07%
                3,950          3M Co.                      485,850
                6,200          Cooper Industries
                                Ltd.                       243,660
              104,700          General Electric Co.      3,041,535
               18,000    @     Griffon Corp.               325,800
               20,000          Harsco Corp.                750,000
               18,000    @@    Konica Corp.                116,381
                5,900    @     SPX Corp.                   693,250
               19,600    @@    Tyco Intl. Ltd.             264,796
                                                      ------------
                                                         5,921,272
                                                      ------------

       Shares                                             Value
-------------------------------------------------------------------
                               OFFICE/BUSINESS EQUIPMENT: 0.46%
                6,000    @@    Canon, Inc.            $    226,755
               70,000          IKON Office
                                Solutions, Inc.            658,000
                                                      ------------
                                                           884,755
                                                      ------------
                               OIL & GAS: 3.65%
                9,650          Apache Corp.                554,682
               16,250          ChevronTexaco Corp.       1,438,125
               14,700    @@    ENI-Ente Nazionale
                                Idrocarburi S.p.A.         233,297
               22,000          Frontier Oil Corp.          387,200
               19,950          Marathon Oil Corp.          541,044
               21,350          Occidental Petroleum
                                Corp.                      640,287
               32,350    @@    Royal Dutch Petroleum
                                Co. ADR                  1,787,985
                2,800    @@    TotalFinaElf SA             453,760
               16,000          Valero Energy Corp.         598,720
               20,000          XTO Energy, Inc.            412,000
                                                      ------------
                                                         7,047,100
                                                      ------------
                               OIL & GAS SERVICES: 0.29%
               17,000          Tidewater, Inc.             559,640
                                                      ------------
                               PACKAGING & CONTAINERS: 1.09%
                5,100          Ball Corp.                  211,548
               52,000    @     Owens-Illinois, Inc.        714,480
               49,200    @     Pactiv Corp.              1,170,960
                                                      ------------
                                                         2,096,988
                                                      ------------
                               PHARMACEUTICALS: 4.17%
                4,669    @@    Altana AG                   252,860
               10,200          AmerisourceBergen
                                Corp.                      775,200
                3,500    @@    Aventis SA                  247,546
                6,100   @,@@   Biovail Corp.               176,656
               10,950          Eli Lilly & Co.             617,580
               16,000    @     Express Scripts, Inc.       801,760
               20,900    @@    Galen Holdings PLC          150,213
               13,150    @     King Pharmaceuticals,
                                Inc.                       292,588
               12,000    @     Medicis
                                Pharmaceutical             513,120
               23,950          Merck & Co., Inc.         1,212,828
               63,950          Pfizer, Inc.              2,238,250
                2,000    @@    Sanofi-Synthelabo SA        121,444
                5,079   @,@@   Shire Pharmaceuticals
                                PLC ADR                    131,089
                7,800    @@    Teva Pharmaceutical
                                Industries ADR             520,884
                                                      ------------
                                                         8,052,018
                                                      ------------
                               PIPELINES: 0.18%
               10,000          Equitable Resources,
                                Inc.                       343,000
                                                      ------------
                               REAL ESTATE: 0.04%
                3,900    @@    Brookfield Properties
                                Co.                         78,390
                                                      ------------

                 See Accompanying Notes to Financial Statements

ING VP
ASCENT
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               REITS: 5.44%
                2,300          Alexandria Real
                                Estate Equities,
                                Inc.                  $    113,482
                5,900          AMB Property Corp.          182,900
                4,000          Annaly Mortgage
                                Management, Inc.            77,600
                7,500          Apartment Investment
                                & Management Co.           369,000
               12,232          Archstone-Smith Trust       326,594
                4,900          Associated Estates
                                Realty                      51,940
                2,270          AvalonBay
                                Communities, Inc.          105,419
                3,900          Bedford Property
                                Investors                  105,690
                6,800          Boston Properties,
                                Inc.                       271,660
                4,200          Brandywine Realty
                                Trust                      108,780
                2,100          Capital Automotive
                                REIT                        50,106
                5,600          CBL & Associates
                                Properties, Inc.           226,800
                5,500          Chelsea Property
                                Group, Inc.                183,975
                2,700          Colonial Properties
                                Trust                      105,165
                7,200          Corporate Office
                                Properties Trust SBI
                                MD                         105,048
                5,200          Crown American Realty
                                Trust                       48,880
                5,900          Developers
                                Diversified Realty
                                Corp.                      132,750
               31,669          Equity Office
                                Properties Trust           953,237
                8,900          Equity One, Inc.            124,600
               18,904          Equity Residential          543,490
                1,100          Essex Property Trust,
                                Inc.                        60,170
               13,400          General Growth
                                Properties, Inc.           683,400
                3,900          Glenborough Realty
                                Trust, Inc.                 92,430
                3,500          Health Care Property
                                Investors, Inc.            150,150
                1,200          Healthcare Realty
                                Trust, Inc.                 38,400
                4,200          Heritage Property
                                Investment Trust           112,182
                1,500          Home Properties of
                                NY, Inc.                    56,910
                5,900          Hospitality
                                Properties Trust           215,350
               51,700          Host Marriott Corp.         584,210
               10,600          HRPT Properties Trust        93,810
                4,800          IRT Property Co.             60,480
                5,200          iStar Financial, Inc.       148,200
                6,300          Keystone Property
                                Trust                       99,981
                5,200          Kimco Realty Corp.          174,148
                4,300          LaSalle Hotel
                                Properties                  67,725
                4,400          Liberty Property
                                Trust                      154,000
                6,900          LTC Properties, Inc.         58,650
                3,400          Mack-Cali Realty
                                Corp.                      119,510
                3,200          National Health
                                Investors, Inc.             51,200
                3,500          National Health
                                Realty, Inc.                65,450
                5,600          New Plan Excel Realty
                                Trust                      116,648
                3,600          Pan Pacific Retail
                                Properties, Inc.           123,048

       Shares                                             Value
-------------------------------------------------------------------
                1,800          Pennsylvania Real
                                Estate Investment
                                Trust                 $     48,798
               14,700          Prologis                    382,200
                2,700          PS Business Parks,
                                Inc.                        94,365
               10,700          Public Storage, Inc.        396,970
                7,600          Reckson Associates
                                Realty Corp.               189,240
                8,300          Rouse Co.                   273,900
                7,000          Senior Housing
                                Properties Trust           109,900
               16,800          Simon Property Group,
                                Inc.                       618,912
                5,800          SL Green Realty Corp.       206,770
                2,300          Sun Communities, Inc.        96,025
               12,400          United Dominion
                                Realty Trust, Inc.         195,300
                6,100          Ventas, Inc.                 77,775
                5,300          Vornado Realty Trust        244,860
                1,650          Weingarten Realty
                                Investors                   58,410
                                                      ------------
                                                        10,506,593
                                                      ------------
                               RETAIL: 7.16%
               14,800    @     Autozone, Inc.            1,144,040
               11,050    @     Bed Bath & Beyond,
                                Inc.                       417,027
                9,900    @     Best Buy Co., Inc.          359,370
               23,000          CBRL Group, Inc.            701,960
               13,600          Circuit City Stores,
                                Inc.                       255,000
               10,425          Darden Restaurants,
                                Inc.                       257,497
                8,100          Dillard's, Inc.             212,949
                9,100    @     Group 1 Automotive,
                                Inc.                       347,165
               35,050          Home Depot, Inc.          1,287,386
               25,000    @     Jack in the Box, Inc.       795,000
               14,300          JC Penney Co., Inc.         314,886
                3,050    @     Kohl's Corp.                213,744
               15,750          Lowe's Cos., Inc.           715,050
               20,500          Ltd. Brands                 436,650
               12,400          McDonald's Corp.            352,780
               64,150    @     Office Depot, Inc.        1,077,720
                9,900          RadioShack Corp.            297,594
               30,000    @     Sonic Automotive,
                                Inc.                       772,500
               19,500    @     Staples, Inc.               384,150
                9,000          Target Corp.                342,900
               30,000    @     United Auto Group,
                                Inc.                       627,000
               38,650          Wal-Mart Stores, Inc.     2,126,137
               13,100    @     Yum! Brands, Inc.           383,175
                                                      ------------
                                                        13,821,680
                                                      ------------
                               SAVINGS & LOANS: 2.62%
               22,300          Astoria Financial
                                Corp.                      714,715
               26,500          BankAtlantic
                                BanCorp., Inc.             328,600
               30,000          FirstFed Financial
                                Corp.                      870,000
               42,500          Flagstar BanCorp,
                                Inc.                       981,750
                6,200          Golden West Financial
                                Corp.                      426,436
               75,000          Sovereign BanCorp,
                                Inc.                     1,121,250
               16,000          Webster Financial
                                Corp.                      611,840
                                                      ------------
                                                         5,054,591
                                                      ------------

       Shares                                             Value
-------------------------------------------------------------------
                               SEMICONDUCTORS: 2.73%
               18,700    @     Altera Corp.           $    254,320
               12,650    @     Analog Devices, Inc.        375,705
               34,500    @     Applied Materials,
                                Inc.                       656,190
               40,000    @     ESS Technology              701,600
               58,950          Intel Corp.               1,077,016
               11,150          Linear Technology
                                Corp.                      350,445
                7,500    @     Microchip Technology,
                                Inc.                       205,725
                8,850    @     National
                                Semiconductor Corp.        258,155
                5,650    @     QLogic Corp.                215,265
               25,960   @,@@   Taiwan Semiconductor
                                Manufacturing Co.
                                Ltd. ADR                   337,480
               35,300          Texas Instruments,
                                Inc.                       836,610
                                                      ------------
                                                         5,268,511
                                                      ------------
                               SOFTWARE: 3.63%
                6,350          Automatic Data
                                Processing                 276,542
                4,800   @,@@   Business Objects SA
                                ADR                        134,880
               19,000    @     Certegy, Inc.               705,090
                7,900          First Data Corp.            293,880
               47,000          Inter-Tel, Inc.             804,170
               62,600    @     Microsoft Corp.           3,424,220
               29,000    @     NETIQ Corp.                 656,270
               51,000    @     Oracle Corp.                482,970
               15,100    @     Peoplesoft, Inc.            224,688
                                                      ------------
                                                         7,002,710
                                                      ------------
                               TELECOMMUNICATIONS: 3.14%
                5,550          Alltel Corp.                260,850
               11,400    @     Andrew Corp.                163,362
               54,100   @,@@   BT Group PLC                207,859
               18,300          CenturyTel, Inc.            539,850
               63,600    @     Cisco Systems, Inc.         887,220
               14,000          Commonwealth
                                Telephone
                                Enterprises, Inc.          563,360
                1,500    @     Comverse Technology,
                                Inc.                        13,890
               21,800          Motorola, Inc.              314,356
               17,500    @@    Nokia OYJ ADR               253,400
                   50    @@    NTT DoCoMo, Inc.            123,055
               50,300   @,@@   Royal KPN NV                235,024
                   50          Scientific-Atlanta,
                                Inc.                           823
                5,200    @@    SK Telecom ADR              128,908
               30,800   @,@@   Sonera OYJ                  116,890
               52,150          Verizon
                                Communications, Inc.     2,093,823
              111,689    @@    Vodafone Group PLC          153,258
                                                      ------------
                                                         6,055,928
                                                      ------------
                               TOBACCO: 0.51%
               22,600          Philip Morris Cos.,
                                Inc.                       987,168
                                                      ------------
                               TOYS/GAMES/HOBBIES: 0.71%
               16,700    @     Action Performance
                                Cos., Inc.                 527,720
               14,850          Hasbro, Inc.                201,366
               18,950          Mattel, Inc.                399,466
                9,900   @,@@   Sega Corp.                  237,868
                                                      ------------
                                                         1,366,420
                                                      ------------
                               Total Common Stock
                                 (Cost $147,969,867)   149,863,329
                                                      ------------

                 See Accompanying Notes to Financial Statements

ING VP
ASCENT
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
CORPORATE BONDS: 1.18%
                               AEROSPACE/DEFENSE: 0.08%
     $         40,000          Raytheon Co.,
                                6.150%, due
                                11/01/08            $     41,057
              100,000          United Technologies
                                Corp., 7.125%, due
                                11/15/10                 109,814
                                                    ------------
                                                         150,871
                                                    ------------
                               AUTO MANUFACTURERS: 0.02%
               33,000          DaimlerChrysler NA
                                Holding Corp.,
                                7.200%, due
                                09/01/09                  34,441
                                                    ------------
                               BANKS: 0.09%
               35,000          Bank of America
                                Corp., 7.400%, due
                                01/15/11                  38,332
               20,000          Bank One Corp.,
                                6.500%, due
                                02/01/06                  21,222
               60,000          Mellon Bank NA,
                                7.625%, due
                                09/15/07                  67,757
               35,000          Wachovia Bank NA,
                                7.875%, due
                                02/15/10                  39,147
                                                    ------------
                                                         166,458
                                                    ------------
                               BEVERAGES: 0.07%
               11,000          Anheuser-Busch
                                Cos., Inc. 6.500%,
                                due 02/01/43              10,923
               27,000    #     Coors Brewing Co.,
                                6.375%, due
                                05/15/12                  27,783
               85,000    #     Pepsi Bottling
                                Holdings, Inc.,
                                5.375%, due
                                02/17/04                  87,872
                                                    ------------
                                                         126,578
                                                    ------------
                               COMPUTERS: 0.17%
              310,000          Electronic Data
                                Systems Corp.,
                                6.850%, due
                                10/15/04                 327,836
                                                    ------------
                               COSMETICS/PERSONAL CARE: 0.01%
               22,000          Colgate-Palmolive
                                Co., 5.980%, due
                                04/25/12                  22,578
                                                    ------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                0.39%
               75,000          American Express
                                Credit Corp.,
                                4.250%, due
                                02/07/05                  75,930
               32,000          Associates Corp. of
                                North America,
                                6.950%, due
                                11/01/18                  33,093

      Principal
       Amount                                           Value
-----------------------------------------------------------------
     $        215,000          Boeing Capital
                                Corp., 7.100%, due
                                09/27/05            $    232,636
               50,000          Citigroup, Inc.,
                                7.250%, due
                                10/01/10                  54,425
               34,000          Ford Motor Credit
                                Co., 7.500%, due
                                03/15/05                  35,557
               37,000          Ford Motor Credit
                                Co., 7.375%, due
                                10/28/09                  38,303
               32,000          Ford Motor Credit
                                Co., 7.875%, due
                                06/15/10                  33,454
              110,000          General Electric
                                Capital Corp.,
                                5.000%, due
                                02/15/07                 110,826
               23,000          General Motors
                                Acceptance Corp.,
                                7.625%, due
                                06/15/04                  24,333
               36,000          General Motors
                                Acceptance Corp.,
                                7.750%, due
                                01/19/10                  38,091
                8,000          General Motors
                                Acceptance Corp.,
                                8.000%, due
                                11/01/31                   8,182
               29,000          Goldman Sachs
                                Group, Inc.,
                                6.600%, due
                                01/15/12                  29,540
               15,000          Household Finance
                                Corp., 7.875%, due
                                03/01/07                  15,999
               15,000          Textron Financial
                                Corp., 7.125%, due
                                12/09/04                  15,795
                                                    ------------
                                                         746,164
                                                    ------------
                               ELECTRIC: 0.05%
                9,000          Dominion Resources,
                                Inc., 6.250%, due
                                06/30/12                   8,990
               20,000          Duke Energy Corp.,
                                7.375%, due
                                03/01/10                  21,724
               36,000          Georgia Power Co.,
                                4.875%, due
                                07/15/07                  35,943
               10,000    #     Oncor Electric
                                Delivery Co.,
                                6.375%, due
                                05/01/12                  10,275
                6,000    #     Oncor Electric
                                Delivery Co.,
                                7.000%, due
                                05/01/32                   6,044
               14,000    #     PSEG Power LLC,
                                6.950%, due
                                06/01/12                  14,073
                                                    ------------
                                                          97,049
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               FOOD: 0.05%
     $         24,000          Conagra Foods,
                                Inc., 7.500%, due
                                09/15/05            $     25,997
               28,000          General Mills,
                                Inc., 5.125%, due
                                02/15/07                  27,981
               32,000          Kellogg Co.,
                                7.450%, due
                                04/01/31                  35,170
               30,000          Kraft Foods, Inc.,
                                6.500%, due
                                11/01/31                  29,686
                                                    ------------
                                                         118,834
                                                    ------------
                               INSURANCE: 0.03%
               55,000          Allstate Corp.,
                                7.875%, due
                                05/01/05                  60,618
                                                    ------------
                               MINING: 0.03%
               50,000          Alcoa, Inc.,
                                7.375%, due
                                08/01/10                  55,563
                                                    ------------
                               OIL & GAS: 0.04%
               40,000          Conoco Funding Co.,
                                5.450%, due
                                10/15/06                  40,977
               37,000          Conoco, Inc.,
                                5.900%, due
                                04/15/04                  38,535
                                                    ------------
                                                          79,512
                                                    ------------
                               PHARMACEUTICALS: 0.02%
               29,000          Abbott
                                Laboratories,
                                5.625%, due
                                07/01/06                  30,052
                                                    ------------
                               PIPELINES: 0.06%
              100,000          Duke Energy Field
                                Services LLC,
                                7.875%, due
                                08/16/10                 106,131
               17,000          Tennessee Gas
                                Pipeline Co.,
                                7.000%, due
                                10/15/28                  15,279
                                                    ------------
                                                         121,410
                                                    ------------
                               REGIONAL (STATE/PROVINCE): 0.04%
               37,000    @@    Province of
                                Ontario, 6.000%,
                                due 02/21/06              39,400
               40,000    @@    Province of Quebec,
                                7.500%, due
                                09/15/29                  45,801
                                                    ------------
                                                          85,201
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP
ASCENT
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               RETAIL: 0.03%
     $         15,000          May Department
                                Stores Co.,
                                6.900%, due
                                01/15/32            $     14,887
               37,000          Target Corp.,
                                5.875%, due
                                03/01/12                  37,418
                                                    ------------
                                                          52,305
                                                    ------------

                               Total Corporate
                                Bonds (Cost
                                $2,147,858)            2,275,470
                                                    ------------
U.S. TREASURY OBLIGATIONS: 3.09%
                               U.S. TREASURY
                                BONDS: 0.75%
              398,000          5.250%, due
                                02/15/29                 374,406
              155,000          5.375%, due
                                02/15/31                 151,779
              433,000          6.125%, due
                                08/15/29                 459,872
              112,000          6.250%, due
                                05/15/30                 121,323
              266,000          8.125%, due
                                08/15/21                 343,259
                                                    ------------
                                                       1,450,639
                                                    ------------
                               U.S. TREASURY NOTES: 2.34%
               35,000          3.000%, due
                                02/29/04                  35,204
               35,000          3.250%, due
                                12/31/03                  35,397
               48,000          3.375%, due
                                04/30/04                  48,506
              822,000          3.500%, due
                                11/15/06                 807,359
              460,000          4.250%, due
                                05/31/03                 469,775
                8,000          4.375%, due
                                05/15/07                   8,110
              453,000          4.625%, due
                                05/15/06                 466,590
               46,000          4.750%, due
                                02/15/04                  47,586
              494,000          4.875%, due
                                02/15/12                 495,853
              194,000          5.000%, due
                                02/15/11                 197,284
              224,000          5.000%, due
                                08/15/11                 227,111
              785,000          5.625%, due
                                05/15/08                 837,865
              264,000          5.750%, due
                                11/15/05                 281,738
              292,000          5.875%, due
                                11/15/04                 310,341
              164,000          6.000%, due
                                08/15/09                 178,151
               71,000          6.500%, due
                                08/15/05                  77,323
                                                    ------------
                                                       4,524,193
                                                    ------------

                               Total U.S. Treasury
                                Obligations (Cost
                                $5,710,243)            5,974,832
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.38%
                               FEDERAL HOME LOAN MORTGAGE
                                CORPORATION: 0.25%
     $        304,048          6.000%, due
                                06/01/28            $    306,031
              157,792          7.500%, due
                                12/01/11                 167,396
                                                    ------------
                                                         473,427
                                                    ------------
                               FEDERAL NATIONAL MORTGAGE
                                ASSOCIATION: 1.38%
              410,000          6.000%, due
                                07/01/29                 408,719
              415,319          6.500%, due
                                11/01/13                 433,096
              484,745          6.500%, due
                                11/01/27                 496,975
              400,000          6.500%, due
                                07/01/29                 407,625
              300,000          7.000%, due
                                11/15/25                 310,594
               92,785          7.500%, due
                                07/01/11                  98,487
              483,270          8.500%, due
                                09/01/26                 520,703
                                                    ------------
                                                       2,676,199
                                                    ------------
                               GOVERNMENT NATIONAL MORTGAGE
                                ASSOCIATION: 0.75%
              336,318          6.500%, due
                                01/15/29                 344,594
              123,103          7.000%, due
                                04/15/26                 128,453
              331,304          7.000%, due
                                01/15/28                 344,921
              406,573          7.000%, due
                                02/15/28                 423,283
              191,634          8.000%, due
                                07/15/24                 205,410
                                                    ------------
                                                       1,446,661
                                                    ------------

                               Total U.S.
                                Government Agency
                                Obligations (Cost
                                $4,460,429)            4,596,287
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.28%
                               CREDIT CARD ABS: 0.28%
              130,000          Chemical Master
                                Credit Card Trust
                                1, 7.090%, due
                                02/15/09                 142,654
              400,000          MBNA Master Credit
                                Card Trust USA,
                                6.400%, due
                                01/18/05                 402,326
                                                    ------------
                                                         544,980
                                                    ------------

                               Total
                                Collateralized
                                Mortgage
                                Obligations (Cost
                                $535,510)                544,980
                                                    ------------
                               Total Long-Term
                                Investments (Cost
                                $160,823,907)        163,254,898
                                                    ------------

      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 16.82%
     $3,500,000         Baxter Intl.,
                         Inc., 1.800%, due
                         07/16/02                    $  3,497,375
      5,700,000         Dakota
                         Certificate,
                         1.780%, due
                         07/10/02                       5,697,464
      8,000,000         Dakota-Citibank,
                         2.050%, due
                         07/01/02                       8,000,000
      7,792,000         Duke Capital
                         Corp., 2.150%,
                         due 07/01/02                   7,792,000
      3,500,000         Federal Farm
                         Credit Bank,
                         1.730%, due
                         10/01/02                       3,500,000
      4,000,000         Wyeth, 1.870%, due
                         07/22/02                       3,995,637
                                                     ------------
                        Total Short-Term
                         Investments (Cost
                         $32,482,476)                  32,482,476
                                                     ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $193,306,383)*     101.38%  $195,737,374
                        OTHER ASSETS AND
                         LIABILITIES-NET     -1.38%    (2,660,050)
                                            -------  ------------
                        NET ASSETS          100.00%  $193,077,324
                                            =======  ============

@   Non-income producing security
@@  Foreign Issuer
#   Securities with purchases pursuant to
    Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
A   Related party
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                  $ 13,395,249
                        Gross Unrealized
                         Depreciation                   (10,964,258)
                                                       ------------
                        Net Unrealized
                         Appreciation                  $  2,430,991
                                                       ============

Information concerning open futures contracts at June 30, 2002 is shown below:

                                   Notional
                        No. of      Market    Expiration   Unrealized
   Long Contracts      Contracts    Value        Date         Gain
---------------------------------------------------------------------
CAC 40 Index Futures       3       $113,561     Sep-02       $  437
DAX Index Futures          4        435,849     Sep-02        2,253

                 See Accompanying Notes to Financial Statements

ING VP
CROSSROADS
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
COMMON STOCK: 65.43%
                               AEROSPACE/DEFENSE: 0.63%
               10,125    @     Alliant Techsystems,
                                Inc.                 $    645,975
                3,250          Lockheed Martin
                                Corp.                     225,875
                3,600          United Technologies
                                Corp.                     244,440
                                                     ------------
                                                        1,116,290
                                                     ------------
                               AIRLINES: 0.38%
               82,000    @@    Cathay Pacific
                                Airways Ltd.              125,632
               59,125    @     Mesa Air Group, Inc.       543,950
                                                     ------------
                                                          669,582
                                                     ------------
                               APPAREL: 0.52%
                5,550    @     Jones Apparel Group,
                                Inc.                      208,125
                6,450          Nike, Inc.                 346,043
                5,600    @     Reebok Intl. Ltd.          165,200
                5,050          VF Corp.                   198,011
                                                     ------------
                                                          917,379
                                                     ------------
                               AUTO MANUFACTURERS: 0.74%
                1,900    @@    Bayerische Motoren
                                Werke AG                   76,996
               32,100          Ford Motor Co.             513,600
                4,150          General Motors Corp.       221,817
                4,400    @@    Honda Motor Co. Ltd.       178,401
               15,000    @@    Nissan Motor Co.
                                Ltd.                      103,867
                4,875          Paccar, Inc.               216,401
                                                     ------------
                                                        1,311,082
                                                     ------------
                               AUTO PARTS & EQUIPMENT: 1.73%
               18,150    @     American Axle &
                                Manufacturing
                                Holdings, Inc.            539,781
                8,000    @@    Bridgestone Corp.          110,124
                6,650          Cooper Tire & Rubber
                                Co.                       136,657
               33,250    @     Dura Automotive
                                Systems, Inc.             689,937
                7,550          Goodyear Tire &
                                Rubber Co.                141,260
               13,600    @     Lear Corp.                 629,000
               43,725    @     Tower Automotive,
                                Inc.                      609,964
                3,800          TRW, Inc.                  216,524
                                                     ------------
                                                        3,073,247
                                                     ------------
                               BANKS: 2.11%
               22,400    @@    Banco Santander
                                Central Hispano SA        177,530
               19,050          Bank of America
                                Corp.                   1,340,358
                8,500          Bank One Corp.             327,080
                2,200    @@    BNP Paribas                121,444
               16,000    @@    Sumitomo Mitsui
                                Banking Corp.              78,088
                2,050   @,@@   UBS AG                     102,878
                8,100          Union Planters Corp.       262,197
               14,400          US BanCorp.                336,240
                9,750          Wachovia Corp.             372,255
               12,350          Wells Fargo & Co.          618,241
                                                     ------------
                                                        3,736,311
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               BEVERAGES: 1.14%
                6,750          Anheuser-Busch Cos.,
                                Inc.                 $    337,500
               19,300          Coca-Cola Co.            1,080,800
               12,550          PepsiCo, Inc.              604,910
                                                     ------------
                                                        2,023,210
                                                     ------------
                               BUILDING MATERIALS: 0.21%
               13,550          Masco Corp.                367,341
                                                     ------------
                               CHEMICALS: 0.51%
                6,000          Dow Chemical Co.           206,280
                6,700          Du Pont (E.I.) de
                                Nemours & Co.             297,480
                4,800          Praxair, Inc.              273,456
                2,800    @@    Shin-Etsu Chemical
                                Co. Ltd.                  120,302
                                                     ------------
                                                          897,518
                                                     ------------
                               COMMERCIAL SERVICES: 0.56%
               26,400    @@    Autostrade
                                Concessioni e
                                Costruzioni
                                Autostrade S.p.A.         218,340
               10,000    @@    Dai Nippon Printing
                                Co. Ltd.                  132,733
                3,950          Deluxe Corp.               153,615
                5,500          Equifax, Inc.              148,500
                6,000    @     Rent-A-Center, Inc.        348,060
                                                     ------------
                                                        1,001,248
                                                     ------------
                               COMPUTERS: 2.63%
               12,850    @     Affiliated Computer
                                Services, Inc.            610,118
                5,200    @     Computer Sciences
                                Corp.                     248,560
               40,275    @     Concurrent Computer
                                Corp.                     187,279
               31,200    @     Dell Computer Corp.        815,568
               22,250          Hewlett-Packard Co.        339,980
               10,950          International
                                Business Machines
                                Corp.                     788,400
                4,100   @,@@   Logitech Intl. SA          190,225
               14,150    @     Network Appliance,
                                Inc.                      176,026
               21,625          Reynolds & Reynolds
                                Co.                       604,419
               12,825    @     Synopsys, Inc.             702,938
                                                     ------------
                                                        4,663,513
                                                     ------------
                               COSMETICS/PERSONAL CARE: 0.78%
               15,400          Procter & Gamble Co.     1,375,220
                                                     ------------
                               DISTRIBUTION/WHOLESALE: 1.09%
                7,000          Genuine Parts Co.          244,090
               13,675          Hughes Supply, Inc.        614,007
                8,275    @     Scansource, Inc.           508,168
               14,900    @     Tech Data Corp.            563,965
                                                     ------------
                                                        1,930,230
                                                     ------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                3.81%
               10,775    @     Affiliated Managers
                                Group                     662,662
                9,450          American Express Co.       343,224
                3,600          Bear Stearns Cos,
                                Inc.                      220,320
               13,850          Charter Municipal
                                Mortgage Acceptance
                                Co.                       247,638
               39,300          Citigroup, Inc.          1,522,875
                4,200          Countrywide Credit
                                Industries, Inc.          202,650

       Shares                                            Value
------------------------------------------------------------------
               13,250          Fannie Mae            $    977,187
               11,400          Freddie Mac                697,680
                8,650          Household Intl.,
                                Inc.                      429,905
               28,250          JP Morgan Chase &
                                Co.                       958,240
               11,300    @@    Man Group PLC              177,454
                8,950          New Century
                                Financial Corp.           312,982
                                                     ------------
                                                        6,752,817
                                                     ------------
                               ELECTRIC: 1.06%
                2,000          Dominion Resources,
                                Inc.                      132,400
                5,750          Duke Energy Corp.          178,825
               21,475    @     Edison Intl.               365,075
                7,000          Entergy Corp.              297,080
               15,950    @     Mirant Corp.               116,435
               12,550    @     PG&E Corp.                 224,520
                5,100          Pinnacle West
                                Capital Corp.             201,450
               12,850          Reliant Energy, Inc.       217,165
                5,350          Southern Co.               146,590
                                                     ------------
                                                        1,879,540
                                                     ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.08%
                1,100    @@    Funai Electric Co.
                                Ltd.                      135,819
                                                     ------------
                               ELECTRONICS: 0.36%
                5,500   @,@@   Flextronics Intl.
                                Ltd.                       39,215
                9,100    @     Jabil Circuit, Inc.        192,101
                4,600          Parker Hannifin
                                Corp.                     219,834
               29,450    @     Solectron Corp.            181,118
                                                     ------------
                                                          632,268
                                                     ------------
                               ENGINEERING & CONSTRUCTION: 0.16%
                4,300          Fluor Corp.                167,485
                4,600    @@    Grupo Ferrovial SA         125,196
                                                     ------------
                                                          292,681
                                                     ------------
                               ENTERTAINMENT: 0.86%
               21,775    @     Alliance Gaming
                                Corp.                     266,090
               19,425    @     Argosy Gaming Co.          551,670
               20,100    @     GTECH Holdings Corp.       513,354
                3,500    @     International Game
                                Technology                198,450
                                                     ------------
                                                        1,529,564
                                                     ------------
                               FOOD: 1.17%
               21,500          Archer-Daniels-
                                Midland Co.               274,985
               13,850          Conagra Foods, Inc.        382,952
               29,300    @@    Fresh Del Monte
                                Produce                   732,500
               26,775    @     Smithfield Foods,
                                Inc.                      496,676
                7,750          Supervalu, Inc.            190,108
                                                     ------------
                                                        2,077,221
                                                     ------------
                               FOREST PRODUCTS & PAPER: 0.37%
                3,750          International Paper
                                Co.                       163,425
                  600    @     Louisiana-Pacific
                                Corp.                       6,354
                8,600          Plum Creek Timber
                                Co., Inc.                 264,020
                3,300    @@    Svenska Cellulosa AB       117,137
                1,700          Weyerhaeuser Co.           108,545
                                                     ------------
                                                          659,481
                                                     ------------

                 See Accompanying Notes to Financial Statements

ING VP
CROSSROADS
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               GAS: 0.22%
               23,550          Northwestern Corp.    $    399,173
                                                     ------------
                               HEALTHCARE -- PRODUCTS: 2.76%
                7,900          Becton Dickinson &
                                Co.                       272,155
               12,675          Cooper Cos, Inc.           596,992
                3,900          CR Bard, Inc.              220,662
               23,275    @     Edwards Lifesciences
                                Corp.                     539,980
                8,700    @     Guidant Corp.              263,001
               23,450          Johnson & Johnson        1,225,497
               19,000    @     Merit Medical
                                Systems, Inc.             390,450
               21,625    @     Respironics, Inc.          736,331
                8,725    @     St. Jude Medical,
                                Inc.                      644,341
                                                     ------------
                                                        4,889,409
                                                     ------------
                               HEALTHCARE -- SERVICES: 1.51%
                5,600    A     Aetna, Inc.                268,632
                  829    @     Five Star Quality
                                Care, Inc.                  4,634
               24,425    @     Health Net, Inc.           653,857
               59,150    @     Humana, Inc.               924,514
                5,750          UnitedHealth Group,
                                Inc.                      526,413
                3,950    @     Wellpoint Health
                                Networks                  307,350
                                                     ------------
                                                        2,685,400
                                                     ------------
                               HOLDING COMPANIES -- DIVERSIFIED:
                                0.06%
               48,800    @@    Keppel Corp. Ltd.          113,832
                                                     ------------
                               HOME BUILDERS: 1.75%
               12,375          Centex Corp.               715,151
               25,949          DR Horton, Inc.            675,452
               19,200          KB Home                    988,992
               11,725          Lennar Corp.               717,570
                                                     ------------
                                                        3,097,165
                                                     ------------
                               HOME FURNISHINGS: 0.27%
                4,500    @@    Electrolux AB               90,613
                6,750          Leggett & Platt,
                                Inc.                      157,950
                2,400    @@    Sony Corp.                 126,743
                4,500   @,@@   Thomson Multimedia
                                SA                        106,239
                                                     ------------
                                                          481,545
                                                     ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.66%
               37,675          American Greetings         627,665
                7,550          Clorox Co.                 312,192
                4,250          Fortune Brands, Inc.       238,000
                                                     ------------
                                                        1,177,857
                                                     ------------
                               INSURANCE: 1.58%
                  400    @@    Allianz AG                  80,615
               23,655          Fidelity National
                                Financial, Inc.           747,498
               29,050          First American Corp.       668,150
               15,950          Metlife, Inc.              459,360
               11,175          Old Republic Intl.
                                Corp.                     352,013
                5,400          Progressive Corp.          312,390
                6,150          Safeco Corp.               189,974
                                                     ------------
                                                        2,810,000
                                                     ------------
                               INTERNET: 0.32%
               23,075    @     Overture Services,
                                Inc.                      576,414
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               LEISURE TIME: 0.74%
               29,100    @     Bally Total Fitness
                                Holding Corp.        $    544,461
               22,600    @     Nautilus Group, Inc.       691,560
               12,500    @@    P&O Princess Cruises
                                PLC                        79,091
                                                     ------------
                                                        1,315,112
                                                     ------------
                               LODGING: 0.13%
               20,400    @     La Quinta Corp.            147,900
                2,400          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                       78,936
                                                     ------------
                                                          226,836
                                                     ------------
                               MACHINERY -- DIVERSIFIED: 0.21%
                6,850          Deere & Co.                328,115
                4,000    @@    Metso OYJ                   51,653
                                                     ------------
                                                          379,768
                                                     ------------
                               MEDIA: 0.35%
               25,500    @@    Eniro AB                   195,147
                3,050          Knight-Ridder, Inc.        191,998
                5,300   @,@@   Modern Times Group
                                AB                         70,189
                7,700    @@    Vivendi Universal SA       166,075
                                                     ------------
                                                          623,409
                                                     ------------
                               METAL FABRICATE/HARDWARE: 0.87%
               18,300          Precision Castparts
                                Corp.                     603,900
               21,350          Quanex Corp.               932,995
                                                     ------------
                                                        1,536,895
                                                     ------------
                               MISCELLANEOUS MANUFACTURING: 2.54%
                2,950          3M Co.                     362,850
                4,650          Cooper Industries
                                Ltd.                      182,745
               75,803          General Electric Co.     2,202,077
               15,175    @     Griffon Corp.              274,667
               16,750          Harsco Corp.               628,125
               11,000    @@    Konica Corp.                71,122
                4,950    @     SPX Corp.                  581,625
               14,650    @@    Tyco Intl. Ltd.            197,922
                                                     ------------
                                                        4,501,133
                                                     ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.37%
                3,000    @@    Canon, Inc.                113,378
               58,200          IKON Office
                                Solutions, Inc.           547,080
                                                     ------------
                                                          660,458
                                                     ------------
                               OIL & GAS: 2.93%
                7,220          Apache Corp.               415,005
               11,300          ChevronTexaco Corp.      1,000,050
                8,700    @@    ENI-Ente Nazionale
                                Idrocarburi S.p.A.        138,074
               18,425          Frontier Oil Corp.         324,280
               14,950          Marathon Oil Corp.         405,444
               16,000          Occidental Petroleum
                                Corp.                     479,840
               23,900    @@    Royal Dutch
                                Petroleum Co. ADR       1,320,953
                1,600    @@    TotalFinaElf SA            259,292
               13,425          Valero Energy Corp.        502,364
               16,750          XTO Energy, Inc.           345,050
                                                     ------------
                                                        5,190,352
                                                     ------------
                               OIL & GAS SERVICES: 0.26%
               14,225          Tidewater, Inc.            468,287
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.98%
                3,850          Ball Corp.            $    159,698
               43,075    @     Owens-Illinois, Inc.       591,851
               41,550    @     Pactiv Corp.               988,890
                                                     ------------
                                                        1,740,439
                                                     ------------
                               PHARMACEUTICALS: 3.34%
                2,793    @@    Altana AG                  151,261
                8,550          AmerisourceBergen
                                Corp.                     649,800
                1,900    @@    Aventis SA                 134,382
                3,600   @,@@   Biovail Corp.              104,256
                8,200          Eli Lilly & Co.            462,480
               13,225    @     Express Scripts,
                                Inc.                      662,705
               12,300    @@    Galen Holdings PLC          88,403
                9,801    @     King
                                Pharmaceuticals,
                                Inc.                      218,072
               10,125    @     Medicis
                                Pharmaceutical            432,945
               17,700          Merck & Co., Inc.          896,328
               47,900          Pfizer, Inc.             1,676,500
                1,200    @@    Sanofi-Synthelabo SA        72,867
                2,651   @,@@   Shire
                                Pharmaceuticals PLC
                                ADR                        68,422
                4,600    @@    Teva Pharmaceutical
                                Industries ADR            307,188
                                                     ------------
                                                        5,925,609
                                                     ------------
                               PIPELINES: 0.16%
                8,250          Equitable Resources,
                                Inc.                      282,975
                                                     ------------
                               REAL ESTATE: 0.04%
                3,600    @@    Brookfield
                                Properties Co.             72,360
                                                     ------------
                               REITS: 5.39%
                2,100          Alexandria Real
                                Estate Equities,
                                Inc.                      103,614
                5,400          AMB Property Corp.         167,400
                3,600          Annaly Mortgage
                                Management, Inc.           69,840
                6,800          Apartment Investment
                                & Management Co.          334,560
               11,140          Archstone-Smith
                                Trust                     297,438
                4,500          Associated Estates
                                Realty                     47,700
                2,113          AvalonBay
                                Communities, Inc.          98,128
                3,500          Bedford Property
                                Investors                  94,850
                6,300          Boston Properties,
                                Inc.                      251,685
                3,800          Brandywine Realty
                                Trust                      98,420
                1,900          Capital Automotive
                                REIT                       45,334
                5,100          CBL & Associates
                                Properties, Inc.          206,550
                5,000          Chelsea Property
                                Group, Inc.               167,250
                2,500          Colonial Properties
                                Trust                      97,375
                6,600          Corporate Office
                                Properties Trust
                                SBI MD                     96,294
                4,700          Crown American
                                Realty Trust               44,180
                5,500          Developers
                                Diversified Realty
                                Corp.                     123,750

                 See Accompanying Notes to Financial Statements

ING VP
CROSSROADS
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
               28,772          Equity Office
                                Properties Trust     $    866,037
                8,100          Equity One, Inc.           113,400
               18,002          Equity Residential         517,557
                1,000          Essex Property
                                Trust, Inc.                54,700
               11,675          General Growth
                                Properties, Inc.          595,425
                3,600          Glenborough Realty
                                Trust, Inc.                85,320
                3,200          Health Care Property
                                Investors, Inc.           137,280
                1,000          Healthcare Realty
                                Trust, Inc.                32,000
                3,800          Heritage Property
                                Investment Trust          101,498
                1,300          Home Properties of
                                NY, Inc.                   49,322
                5,400          Hospitality
                                Properties Trust          197,100
               45,050          Host Marriott Corp.        509,065
                9,800          HRPT Properties
                                Trust                      86,730
                4,300          IRT Property Co.            54,180
                4,700          iStar Financial,
                                Inc.                      133,950
                5,800          Keystone Property
                                Trust                      92,046
                4,750          Kimco Realty Corp.         159,078
                3,900          LaSalle Hotel
                                Properties                 61,425
                4,000          Liberty Property
                                Trust                     140,000
                6,300          LTC Properties, Inc.        53,550
                3,100          Mack-Cali Realty
                                Corp.                     108,965
                3,000          National Health
                                Investors, Inc.            48,000
                3,200          National Health
                                Realty, Inc.               59,840
                5,100          New Plan Excel
                                Realty Trust              106,233
                3,300          Pan Pacific Retail
                                Properties, Inc.          112,794
                1,700          Pennsylvania Real
                                Estate Investment
                                Trust                      46,087
               13,400          Prologis                   348,400
                2,400          PS Business Parks,
                                Inc.                       83,880
                9,800          Public Storage, Inc.       363,580
                6,900          Reckson Associates
                                Realty Corp.              171,810
                7,600          Rouse Co.                  250,800
                6,400          Senior Housing
                                Properties Trust          100,480
               15,600          Simon Property
                                Group, Inc.               574,704
                5,300          SL Green Realty
                                Corp.                     188,945
                2,200          Sun Communities,
                                Inc.                       91,850
               11,300          United Dominion
                                Realty Trust, Inc.        177,975
                5,500          Ventas, Inc.                70,125
                4,900          Vornado Realty Trust       226,380
                1,500          Weingarten Realty
                                Investors                  53,100
                                                     ------------
                                                        9,567,979
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               RETAIL: 6.04%
               12,050    @     Autozone, Inc.        $    931,465
                8,300    @     Bed Bath & Beyond,
                                Inc.                      313,242
                7,125    @     Best Buy Co, Inc.          258,637
               19,350          CBRL Group, Inc.           590,562
               10,150          Circuit City Stores,
                                Inc.                      190,312
                7,800          Darden Restaurants,
                                Inc.                      192,660
                6,050          Dillard's, Inc.            159,054
                7,650    @     Group 1 Automotive,
                                Inc.                      291,847
               25,900          Home Depot, Inc.           951,307
               20,775    @     Jack in the Box,
                                Inc.                      660,645
               11,200          JC Penney Co., Inc.        246,624
                2,300    @     Kohl's Corp.               161,184
               11,650          Lowe's Cos., Inc.          528,910
               15,550          Ltd. Brands                331,215
                9,450          McDonald's Corp.           268,853
               51,200    @     Office Depot, Inc.         860,160
                7,350          RadioShack Corp.           220,941
               25,100    @     Sonic Automotive,
                                Inc.                      646,325
               14,500    @     Staples, Inc.              285,650
                6,550          Target Corp.               249,555
               24,850    @     United Auto Group,
                                Inc.                      519,365
               28,550          Wal-Mart Stores,
                                Inc.                    1,570,536
                9,700    @     Yum! Brands, Inc.          283,725
                                                     ------------
                                                       10,712,774
                                                     ------------
                               SAVINGS & LOANS: 2.35%
               18,700          Astoria Financial
                                Corp.                     599,335
               21,575          BankAtlantic
                                BanCorp., Inc.            267,530
               24,950          FirstFed Financial
                                Corp.                     723,550
               35,575          Flagstar BanCorp.,
                                Inc.                      821,782
                4,450          Golden West
                                Financial Corp.           306,071
               62,775          Sovereign BanCorp.,
                                Inc.                      938,486
               13,400          Webster Financial
                                Corp.                     512,416
                                                     ------------
                                                        4,169,170
                                                     ------------
                               SEMICONDUCTORS: 2.23%
               14,000    @     Altera Corp.               190,400
                9,350    @     Analog Devices, Inc.       277,695
               25,450    @     Applied Materials,
                                Inc.                      484,059
               33,250    @     ESS Technology             583,205
               44,150          Intel Corp.                806,621
                8,400          Linear Technology
                                Corp.                     264,012
                6,275    @     Microchip
                                Technology, Inc.          172,123
                6,650    @     National
                                Semiconductor Corp.       193,981
                4,200    @     QLogic Corp.               160,020
               15,290   @,@@   Taiwan Semiconductor
                                Manufacturing Co.
                                Ltd. ADR                  198,770
               26,450          Texas Instruments,
                                Inc.                      626,865
                                                     ------------
                                                        3,957,751
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               SOFTWARE: 3.06%
                4,800          Automatic Data
                                Processing           $    209,040
                2,800   @,@@   Business Objects SA
                                ADR                        78,680
               16,050    @     Certegy, Inc.              595,615
                5,900          First Data Corp.           219,480
               39,350          Inter-Tel, Inc.            673,279
               46,900    @     Microsoft Corp.          2,565,430
               24,275    @     NETIQ Corp.                549,343
               38,400    @     Oracle Corp.               363,648
               12,250    @     Peoplesoft, Inc.           182,280
                                                     ------------
                                                        5,436,795
                                                     ------------
                               TELECOMMUNICATIONS: 2.42%
                4,150          Alltel Corp.               195,050
                4,450    @     Andrew Corp.                63,768
               31,900   @,@@   BT Group PLC               122,564
               13,500          CenturyTel, Inc.           398,250
               46,950    @     Cisco Systems, Inc.        654,952
               11,825          Commonwealth
                                Telephone
                                Enterprises, Inc.         475,838
                1,100    @     Comverse Technology,
                                Inc.                       10,186
               16,050          Motorola, Inc.             231,441
               10,300    @@    Nokia OYJ ADR              149,144
                   30    @@    NTT DoCoMo, Inc.            73,833
               30,200   @,@@   Royal KPN NV               141,108
                3,100    @@    SK Telecom ADR              76,849
               18,300   @,@@   Sonera OYJ                  69,451
               38,500          Verizon
                                Communications,
                                Inc.                    1,545,775
               64,631    @@    Vodafone Group PLC          88,686
                                                     ------------
                                                        4,296,895
                                                     ------------
                               TOBACCO: 0.41%
               16,700          Philip Morris Cos.,
                                Inc.                      729,456
                                                     ------------
                               TOYS/GAMES/HOBBIES: 0.58%
               13,975    @     Action Performance
                                Cos., Inc.                441,610
               11,150          Hasbro, Inc.               151,194
               14,250          Mattel, Inc.               300,390
                5,800   @,@@   Sega Corp.                 139,357
                                                     ------------
                                                        1,032,551
                                                     ------------

                               Total Common Stock
                                 (Cost
                                $114,098,096)         116,099,361
                                                     ------------

                 See Accompanying Notes to Financial Statements

ING VP
CROSSROADS
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
CORPORATE BONDS: 3.76%
                               AEROSPACE/DEFENSE: 0.16%
     $        100,000          Raytheon Co.,
                                6.150%, due
                                11/01/08            $    102,642
              160,000          United Technologies
                                Corp., 7.125%, due
                                11/15/10                 175,702
                                                    ------------
                                                         278,344
                                                    ------------
                               AUTO MANUFACTURERS: 0.05%
               87,000          DaimlerChrysler NA
                                Holding Corp.,
                                7.200%, due
                                09/01/09                  90,800
                                                    ------------
                               BANKS: 0.24%
               90,000          Bank of America
                                Corp., 7.400%, due
                                01/15/11                  98,568
               65,000          Bank One Corp.,
                                6.500%, due
                                02/01/06                  68,972
              120,000          Mellon Bank NA,
                                7.625%, due
                                09/15/07                 135,515
              115,000          Wachovia Bank NA,
                                7.875%, due
                                02/15/10                 128,627
                                                    ------------
                                                         431,682
                                                    ------------
                               BEVERAGES: 0.23%
               29,000          Anheuser-Busch
                                Cos., Inc.,
                                6.500%, due
                                02/01/43                  28,797
               78,000    #     Coors Brewing Co.,
                                6.375%, due
                                05/15/12                  80,262
              290,000    #     Pepsi Bottling
                                Holdings, Inc.,
                                5.375%, due
                                02/17/04                 299,797
                                                    ------------
                                                         408,856
                                                    ------------
                               COMPUTERS: 0.32%
              530,000          Electronic Data
                                Systems Corp.,
                                6.850%, due
                                10/15/04                 560,494
                                                    ------------
                               COSMETICS/PERSONAL CARE: 0.03%
               57,000          Colgate-Palmolive
                                Co., 5.980%, due
                                04/25/12                  58,498
                                                    ------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                1.78%
              140,000          American Express
                                Credit Corp.,
                                4.250%, due
                                02/07/05                 141,735
               87,000          Associates Corp. of
                                North America,
                                6.950%, due
                                11/01/18                  89,971
              365,000          Boeing Capital
                                Corp., 7.100%, due
                                09/27/05                 394,939

      Principal
       Amount                                           Value
-----------------------------------------------------------------
     $        160,000          Citigroup, Inc.,
                                7.250%, due
                                10/01/10            $    174,159
               89,000          Ford Motor Credit
                                Co., 7.500%, due
                                03/15/05                  93,077
               93,000          Ford Motor Credit
                                Co., 7.375%, due
                                10/28/09                  96,274
               86,000          Ford Motor Credit
                                Co., 7.875%, due
                                06/15/10                  89,908
              380,000          General Electric
                                Capital Corp.,
                                5.000%, due
                                02/15/07                 382,855
               61,000          General Motors
                                Acceptance Corp.,
                                7.625%, due
                                06/15/04                  64,536
               93,000          General Motors
                                Acceptance Corp.,
                                7.750%, due
                                01/19/10                  98,403
               21,000          General Motors
                                Acceptance Corp.,
                                8.000%, due
                                11/01/31                  21,478
              100,000          Goldman Sachs
                                Group, Inc.,
                                6.600%, due
                                01/15/12                 101,861
              625,000          Household Finance
                                Corp., 5.875%, due
                                09/25/04                 642,762
               75,000          Household Finance
                                Corp., 7.875%, due
                                03/01/07                  79,993
               40,000          Textron Financial
                                Corp., 7.125%, due
                                12/09/04                  42,120
              625,000          Wells Fargo
                                Financial, Inc.,
                                5.375%, due
                                09/30/03                 644,739
                                                    ------------
                                                       3,158,810
                                                    ------------
                               ELECTRIC: 0.15%
               23,000          Dominion Resources,
                                Inc., 6.250%, due
                                06/30/12                  22,974
               54,000          Duke Energy Corp.,
                                7.375%, due
                                03/01/10                  58,656
               95,000          Georgia Power Co.,
                                4.875%, due
                                07/15/07                  94,851
               26,000    #     Oncor Electric
                                Delivery Co.,
                                6.375%, due
                                05/01/12                  26,714
               17,000    #     Oncor Electric
                                Delivery Co.,
                                7.000%, due
                                05/01/32                  17,126
               37,000    #     PSEG Power LLC,
                                6.950%, due
                                06/01/12                  37,194
                                                    ------------
                                                         257,515
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               FOOD: 0.18%
     $         62,000          Conagra Foods,
                                Inc., 7.500%, due
                                09/15/05            $     67,158
               75,000          General Mills,
                                Inc., 5.125%, due
                                02/15/07                  74,950
               82,000          Kellogg Co.,
                                7.450%, due
                                04/01/31                  90,122
               85,000          Kraft Foods, Inc.,
                                6.500%, due
                                11/01/31                  84,111
                                                    ------------
                                                         316,341
                                                    ------------
                               INSURANCE: 0.07%
              120,000          Allstate Corp.,
                                7.875%, due
                                05/01/05                 132,257
                                                    ------------
                               MINING: 0.05%
               80,000          Alcoa, Inc.,
                                7.375%, due
                                08/01/10                  88,901
                                                    ------------
                               OIL & GAS: 0.11%
              100,000          Conoco Funding Co.,
                                5.450%, due
                                10/15/06                 102,443
               96,000          Conoco, Inc.,
                                5.900%, due
                                04/15/04                  99,982
                                                    ------------
                                                         202,425
                                                    ------------
                               PHARMACEUTICALS: 0.04%
               77,000          Abbott
                                Laboratories,
                                5.625%, due
                                07/01/06                  79,793
                                                    ------------
                               PIPELINES: 0.13%
              175,000          Duke Energy Field
                                Services LLC,
                                7.875%, due
                                08/16/10                 185,730
               45,000          Tennessee Gas
                                Pipeline Co.,
                                7.000%, due
                                10/15/28                  40,444
                                                    ------------
                                                         226,174
                                                    ------------
                               REGIONAL (STATE/PROVINCE): 0.14%
               94,000    @@    Province of
                                Ontario, 6.000%,
                                due 02/21/06             100,097
              130,000    @@    Province of Quebec,
                                7.500%, due
                                09/15/29                 148,854
                                                    ------------
                                                         248,951
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP
CROSSROADS
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               RETAIL: 0.08%
     $         39,000          May Department
                                Stores Co.,
                                6.900%, due
                                01/15/32            $     38,707
               97,000          Target Corp.,
                                5.875%, due
                                03/01/12                  98,097
                                                    ------------
                                                         136,804
                                                    ------------
                               Total Corporate
                                Bonds (Cost
                                $6,350,590)            6,676,645
                                                    ------------
U.S. TREASURY OBLIGATIONS: 8.25%
                               U.S. TREASURY BONDS: 2.83%
            1,068,000          5.250%, due
                                02/15/29               1,004,687
              188,000          5.375%, due
                                02/15/31                 184,093
            2,140,000          6.125%, due
                                08/15/29               2,272,806
              199,000          6.250%, due
                                05/15/30                 215,565
              900,000          8.125%, due
                                05/15/21               1,160,420
              140,000          8.750%, due
                                05/15/17                 186,797
                                                    ------------
                                                       5,024,368
                                                    ------------
                               U.S. TREASURY NOTES: 5.42%
              110,000          3.000%, due
                                02/29/04                 110,640
               56,000          3.375%, due
                                04/30/04                  56,591
            1,531,000          3.500%, due
                                11/15/06               1,503,730
            1,000,000          4.250%, due
                                05/31/03               1,021,250
               17,000          4.375%, due
                                05/15/07                  17,234
              910,000          4.625%, due
                                05/15/06                 937,300
              415,000          4.750%, due
                                01/31/03                 422,060
               41,000          4.750%, due
                                02/15/04                  42,414
            1,051,000          4.875%, due
                                02/15/12               1,054,941
              376,000          5.000%, due
                                02/15/11                 382,364
              355,000          5.000%, due
                                08/15/11                 359,931
            1,200,000          5.500%, due
                                03/31/03               1,232,592
              200,000          5.750%, due
                                08/15/10                 213,938
              471,000          5.875%, due
                                11/15/04                 500,584
              900,000          6.000%, due
                                08/15/04                 956,130
              532,000          6.000%, due
                                08/15/09                 577,906
              207,000          6.500%, due
                                08/15/05                 225,436
                                                    ------------
                                                       9,615,041
                                                    ------------
                               Total U.S. Treasury
                                Obligations (Cost
                                $14,185,329)          14,639,409
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.93%
                               FEDERAL HOME LOAN MORTGAGE
                                CORPORATION: 2.12%
     $      1,245,673          6.000%, due
                                02/01/29            $  1,253,799
            2,160,000          7.000%, due
                                07/14/25               2,236,274
              252,866          7.500%, due
                                12/01/11                 268,256
                                                    ------------
                                                       3,758,329
                                                    ------------
                               FEDERAL NATIONAL MORTGAGE
                                ASSOCIATION: 2.58%
            1,100,000          6.000%, due
                                07/01/29               1,096,563
              738,345          6.500%, due
                                11/01/13                 769,948
            1,033,687          6.500%, due
                                02/01/28               1,058,768
              600,000          7.000%, due
                                11/15/25                 621,187
              148,050          7.500%, due
                                07/01/11                 157,149
              820,360          8.500%, due
                                09/01/26                 883,904
                                                    ------------
                                                       4,587,519
                                                    ------------
                               GOVERNMENT NATIONAL MORTGAGE
                                ASSOCIATION: 2.23%
              423,641          6.500%, due
                                01/15/29                 434,066
               54,514          7.000%, due
                                12/15/27                  56,818
              343,038          7.000%, due
                                01/15/28                 357,137
            1,802,012          7.000%, due
                                02/15/28               1,876,078
              622,973          7.500%, due
                                12/15/23                 663,068
              300,000          7.500%, due
                                07/15/32                 316,313
              229,961          8.000%, due
                                07/15/24                 246,492
                                                    ------------
                                                       3,949,972
                                                    ------------
                               Total U.S.
                                Government Agency
                                Obligations (Cost
                                $11,993,607)           12,295,820
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.19%
                               CREDIT CARD ABS: 1.19%
              640,000          Chemical Master
                                Credit Card Trust
                                1, 7.090%, due
                                02/15/09                 702,297
            1,400,000          MBNA Master Credit
                                Card Trust USA,
                                6.400%, due
                                01/18/05               1,408,143
                                                    ------------
                                                       2,110,440
                                                    ------------
                               Total
                                Collateralized
                                Mortgage
                                Obligations (Cost
                                $2,067,364)             2,110,440
                                                    ------------
                               Total Long-Term
                                Investments (Cost
                                $148,694,986)         151,821,675
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 17.60%
     $      4,737,000          Ciesco, Inc.,
                                1.970%, due
                                07/01/02            $  4,737,000
            6,000,000          Dakota Certificate,
                                1.780%, due
                                07/10/02               5,997,330
            7,500,000          Dakota-Citibank,
                                2.050%, due
                                07/01/02               7,500,000
            5,500,000          Duke Capital Corp.,
                                2.150%, due
                                07/01/02               5,500,000
            3,500,000          Federal Farm Credit
                                Bank, 1.730%, due
                                10/01/02               3,500,000
            4,000,000          Wyeth, 1.870%, due
                                07/22/02               3,995,637
                                                    ------------
                               Total Short-Term
                                Investments (Cost
                                $31,229,967)          31,229,967
                                                    ------------

                        TOTAL
                         INVESTMENTS
                         IN SECURITIES
                         (COST
                        $179,924,953)*   103.16%  $183,051,642
                        OTHER ASSETS
                         AND
                         LIABILITIES-NET   -3.16%   (5,615,302)
                                        -------   ------------
                        NET ASSETS       100.00%  $177,436,340
                                        =======   ============

@   Non-income producing security
@@  Foreign Issuer
#   Securities with purchases pursuant to Rule
    144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
A   Related party
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                  $ 11,454,774
                        Gross Unrealized
                         Depreciation                    (8,328,085)
                                                       ------------
                        Net Unrealized
                         Appreciation                  $  3,126,689
                                                       ============

Information concerning open futures contracts at June 30, 2002 is shown below:

                                     Notional
        Long            No. of        Market      Expiration   Unrealized
      Contracts        Contracts      Value          Date         Gain
-------------------------------------------------------------------------
CAC 40 Index Futures       3         $151,415       Sep-02       $  583
DAX Index Futures          4          326,887       Sep-02        1,690

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
COMMON STOCK: 47.78%
                               AEROSPACE/DEFENSE: 0.46%
                5,100   @      Alliant Techsystems,
                                Inc.                   $   325,380
                1,850          Lockheed Martin Corp.       128,575
                2,050          United Technologies
                                Corp.                      139,195
                                                       -----------
                                                           593,150
                                                       -----------
                               AIRLINES: 0.22%
               10,000   @@     Cathay Pacific Airways
                                Ltd.                        15,321
               29,825   @      Mesa Air Group, Inc.        274,390
                                                       -----------
                                                           289,711
                                                       -----------
                               APPAREL: 0.40%
                3,150   @      Jones Apparel Group,
                                Inc.                       118,125
                3,650          Nike, Inc.                  195,823
                3,150   @      Reebok Intl. Ltd.            92,925
                2,800          VF Corp.                    109,788
                                                       -----------
                                                           516,661
                                                       -----------
                               AUTO MANUFACTURERS: 0.46%
               17,850          Ford Motor Co.              285,600
                2,150          General Motors Corp.        114,918
                1,300   @@     Honda Motor Co. Ltd.         52,709
                4,000   @@     Nissan Motor Co. Ltd.        27,698
                2,700          Paccar, Inc.                119,853
                                                       -----------
                                                           600,778
                                                       -----------
                               AUTO PARTS & EQUIPMENT: 1.16%
                9,075   @      American Axle &
                                Manufacturing
                                Holdings, Inc.             269,890
                3,750          Cooper Tire & Rubber
                                Co.                         77,062
               16,525   @      Dura Automotive
                                Systems, Inc.              342,894
                4,250          Goodyear Tire & Rubber
                                Co.                         79,517
                6,800   @      Lear Corp.                  314,500
               21,850   @      Tower Automotive, Inc.      304,808
                2,150          TRW, Inc.                   122,507
                                                       -----------
                                                         1,511,178
                                                       -----------
                               BANKS: 1.52%
                8,100   @@     Banco Santander
                                Central Hispano SA          64,196
               10,750          Bank of America Corp.       756,370
                4,550          Bank One Corp.              175,084
                  500   @@     BNP Paribas                  27,601
                5,000   @@     Sumitomo Mitsui
                                Banking Corp.               24,402
                  750   @,@@   UBS AG                       37,638
                4,575          Union Planters Corp.        148,093
                8,050          US BanCorp                  187,968
                5,450          Wachovia Corp.              208,081
                6,950          Wells Fargo & Co.           347,917
                                                       -----------
                                                         1,977,350
                                                       -----------
                               BEVERAGES: 0.84%
                3,750          Anheuser-Busch Cos.,
                                Inc.                       187,500
               10,200          Coca-Cola Co.               571,200
                7,000          PepsiCo, Inc.               337,400
                                                       -----------
                                                         1,096,100
                                                       -----------
                               BUILDING MATERIALS: 0.16%
                7,600          Masco Corp.                 206,036
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               CHEMICALS: 0.36%
                3,350          Dow Chemical Co.        $   115,173
                3,700          Du Pont (E.I.) de
                                Nemours & Co.              164,280
                2,650          Praxair, Inc.               150,971
                1,000   @@     Shin-Etsu Chemical Co.
                                Ltd.                        42,965
                                                       -----------
                                                           473,389
                                                       -----------
                               COMMERCIAL SERVICES: 0.28%
                2,000   @@     Dai Nippon Printing
                                Co. Ltd.                    26,547
                2,150          Deluxe Corp.                 83,613
                3,050          Equifax, Inc.                82,350
                3,000   @      Rent-A-Center, Inc.         174,030
                                                       -----------
                                                           366,540
                                                       -----------
                               COMPUTERS: 1.96%
                6,450   @      Affiliated Computer
                                Services, Inc.             306,246
                2,900   @      Computer Sciences
                                Corp.                      138,620
               20,425   @      Concurrent Computer
                                Corp.                       94,976
               19,100   @      Dell Computer Corp.         499,274
               12,850          Hewlett-Packard Co.         196,348
                6,150          International Business
                                Machines Corp.             442,800
                2,550   @,@@   Logitech Intl. SA           118,310
                7,950   @      Network Appliance,
                                Inc.                        98,898
               10,750          Reynolds & Reynolds
                                Co.                        300,463
                6,400   @      Synopsys, Inc.              350,784
                                                       -----------
                                                         2,546,719
                                                       -----------
                               COSMETICS/PERSONAL CARE: 0.62%
                8,950          Procter & Gamble Co.        799,235
                                                       -----------
                               DISTRIBUTION/WHOLESALE: 0.76%
                3,950          Genuine Parts Co.           137,736
                6,825          Hughes Supply, Inc.         306,442
                4,150   @      Scansource, Inc.            254,852
                7,450   @      Tech Data Corp.             281,983
                                                       -----------
                                                           981,013
                                                       -----------
                               DIVERSIFIED FINANCIAL SERVICES:
                                2.85%
                5,375   @      Affiliated Managers
                                Group                      330,562
                5,450          American Express Co.        197,944
                2,000          Bear Stearns Cos.,
                                Inc.                       122,400
                7,125          Charter Municipal
                                Mortgage Acceptance
                                Co.                        127,395
               22,100          Citigroup, Inc.             856,375
                2,300          Countrywide Credit
                                Industries, Inc.           110,975
                7,450          Fannie Mae                  549,437
                6,400          Freddie Mac                 391,680
                4,950          Household Intl., Inc.       246,015
               15,900          JP Morgan Chase & Co.       539,328
                3,600   @@     Man Group PLC                56,534
                4,600          New Century Financial
                                Corp.                      160,862
                                                       -----------
                                                         3,689,507
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               ELECTRIC: 0.79%
                  900          Dominion Resources,
                                Inc.                   $    59,580
                3,300          Duke Energy Corp.           102,630
               11,650   @      Edison Intl.                198,050
                3,950          Entergy Corp.               167,638
                8,800   @      Mirant Corp.                 64,240
                6,600   @      PG&E Corp.                  118,074
                2,850          Pinnacle West Capital
                                Corp.                      112,575
                7,250          Reliant Energy, Inc.        122,525
                3,000          Southern Co.                 82,200
                                                       -----------
                                                         1,027,512
                                                       -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.03%
                  300   @@     Funai Electric Co.
                                Ltd.                        37,042
                                                       -----------
                               ELECTRONICS: 0.27%
                1,700   @,@@   Flextronics Intl. Ltd.       12,121
                5,050   @      Jabil Circuit, Inc.         106,605
                2,650          Parker Hannifin Corp.       126,644
               16,400   @      Solectron Corp.             100,860
                                                       -----------
                                                           346,230
                                                       -----------
                               ENGINEERING & CONSTRUCTION: 0.07%
                2,350          Fluor Corp.                  91,532
                                                       -----------
                               ENTERTAINMENT: 0.60%
               11,125   @      Alliance Gaming Corp.       135,947
                9,500   @      Argosy Gaming Co.           269,800
               10,275   @      GTECH Holdings Corp.        262,423
                1,950   @      International Game
                                Technology                 110,565
                                                       -----------
                                                           778,735
                                                       -----------
                               FOOD: 0.85%
               12,150          Archer-Daniels-
                                Midland Co.                155,398
                7,950          Conagra Foods, Inc.         219,817
               14,975   @@     Fresh Del Monte
                                Produce                    374,375
               13,700   @      Smithfield Foods, Inc.      254,135
                4,300          Supervalu, Inc.             105,479
                                                       -----------
                                                         1,109,204
                                                       -----------
                               FOREST PRODUCTS & PAPER: 0.29%
                2,050          International Paper
                                Co.                         89,339
                  300          Louisiana-Pacific
                                Corp.                        3,177
                6,100          Plum Creek Timber Co.,
                                Inc.                       187,270
                1,100   @@     Svenska Cellulosa AB         39,046
                  950          Weyerhaeuser Co.             60,658
                                                       -----------
                                                           379,490
                                                       -----------
                               GAS: 0.15%
               11,825          Northwestern Corp.          200,434
                                                       -----------
                               HEALTHCARE -- PRODUCTS: 2.00%
                4,550          Becton Dickinson & Co.      156,747
                6,400          Cooper Cos., Inc.           301,440
                2,150          CR Bard, Inc.               121,647
               11,575   @      Edwards Lifesciences
                                Corp.                      268,540
                4,900   @      Guidant Corp.               148,127
               13,200          Johnson & Johnson           689,832
                9,593   @      Merit Medical Systems,
                                Inc.                       197,136
               10,850   @      Respironics, Inc.           369,443
                4,575   @      St. Jude Medical, Inc.      337,864
                                                       -----------
                                                         2,590,776
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               HEALTHCARE -- SERVICES: 1.11%
                3,150   A      Aetna, Inc.             $   151,106
                  607   @      Five Star Quality
                                Care, Inc.                   3,393
               12,575   @      Health Net, Inc.            336,633
               30,550   @      Humana, Inc.                477,496
                3,300          UnitedHealth Group,
                                Inc.                       302,115
                2,200   @      Wellpoint Health
                                Networks                   171,182
                                                       -----------
                                                         1,441,925
                                                       -----------
                               HOLDING COMPANIES -- DIVERSIFIED:
                                0.03%
               14,200   @@     Keppel Corp. Ltd.            33,123
                                                       -----------
                               HOME BUILDERS: 1.22%
                6,175          Centex Corp.                356,853
               13,600          DR Horton, Inc.             354,008
                9,750          KB Home                     502,222
                6,000          Lennar Corp.                367,200
                                                       -----------
                                                         1,580,283
                                                       -----------
                               HOME FURNISHINGS: 0.12%
                1,400   @@     Electrolux AB                28,191
                3,650          Leggett & Platt, Inc.        85,410
                2,000   @,@@   Thomson Multimedia SA        47,217
                                                       -----------
                                                           160,818
                                                       -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.48%
               19,275          American Greetings          321,121
                4,200          Clorox Co.                  173,670
                2,350          Fortune Brands, Inc.        131,600
                                                       -----------
                                                           626,391
                                                       -----------
                               INSURANCE: 1.14%
                  200   @@     Allianz AG                   40,307
               12,292          Fidelity National
                                Financial, Inc.            388,427
               14,700          First American Corp.        338,100
                8,950          Metlife, Inc.               257,760
                5,650          Old Republic Intl.
                                Corp.                      177,975
                3,000          Progressive Corp.           173,550
                3,400          Safeco Corp.                105,026
                                                       -----------
                                                         1,481,145
                                                       -----------
                               INTERNET: 0.22%
               11,600   @      Overture Services,
                                Inc.                       289,768
                                                       -----------
                               LEISURE TIME: 0.50%
               14,475   @      Bally Total Fitness
                                Holding Corp.              270,827
               11,550   @      Nautilus Group, Inc.        353,430
                4,300   @@     P&O Princess Cruises
                                PLC                         27,207
                                                       -----------
                                                           651,464
                                                       -----------
                               LODGING: 0.12%
               14,500   @      La Quinta Corp.             105,125
                1,700          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                        55,913
                                                       -----------
                                                           161,038
                                                       -----------
                               MACHINERY -- DIVERSIFIED: 0.14%
                3,800          Deere & Co.                 182,020
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               MEDIA: 0.13%
                1,700          Knight-Ridder, Inc.     $   107,015
                1,200   @,@@   Modern Times Group AB        15,892
                2,300   @@     Vivendi Universal SA         49,607
                                                       -----------
                                                           172,514
                                                       -----------
                               METAL FABRICATE/HARDWARE: 0.60%
                9,100          Precision Castparts
                                Corp.                      300,300
               10,925          Quanex Corp.                477,423
                                                       -----------
                                                           777,723
                                                       -----------
                               MISCELLANEOUS MANUFACTURING: 1.86%
                1,650          3M Co.                      202,950
                2,600          Cooper Industries Ltd.      102,180
               42,650          General Electric Co.      1,238,982
                7,650   @      Griffon Corp.               138,465
                8,550          Harsco Corp.                320,625
                2,525   @      SPX Corp.                   296,688
                8,250   @@     Tyco Intl. Ltd.             111,458
                                                       -----------
                                                         2,411,348
                                                       -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.21%
               28,925          IKON Office Solutions,
                                Inc.                       271,895
                                                       -----------
                               OIL & GAS: 2.07%
                4,100          Apache Corp.                235,668
                6,400          ChevronTexaco Corp.         566,400
                2,800   @@     ENI-Ente Nazionale
                                Idrocarburi S.p.A.          44,438
                9,425          Frontier Oil Corp.          165,880
                8,400          Marathon Oil Corp.          227,808
                9,000          Occidental Petroleum
                                Corp.                      269,910
               13,400   @@     Royal Dutch Petroleum
                                Co. ADR                    740,618
                6,750          Valero Energy Corp.         252,585
                8,550          XTO Energy, Inc.            176,130
                                                       -----------
                                                         2,679,437
                                                       -----------
                               OIL & GAS SERVICES: 0.18%
                7,275          Tidewater, Inc.             239,493
                                                       -----------
                               PACKAGING & CONTAINERS: 0.69%
                2,150          Ball Corp.                   89,182
               21,425   @      Owens-Illinois, Inc.        294,380
               21,700   @      Pactiv Corp.                516,460
                                                       -----------
                                                           900,022
                                                       -----------
                               PHARMACEUTICALS: 2.31%
                  600   @@     Altana AG                    32,494
                4,375          AmerisourceBergen
                                Corp.                      332,500
                  700   @@     Aventis SA                   49,509
                1,000   @,@@   Biovail Corp.                28,960
                5,100          Eli Lilly & Co.             287,640
                6,600   @      Express Scripts, Inc.       330,726
                2,400   @@     Galen Holdings PLC           17,249
                5,501   @      King Pharmaceuticals,
                                Inc.                       122,397
                5,125   @      Medicis Pharmaceutical      219,145
                9,450          Merck & Co., Inc.           478,548
               27,200          Pfizer, Inc.                952,000
                  400   @@     Sanofi-Synthelabo SA         24,289
                  970   @,@@   Shire Pharmaceuticals
                                PLC ADR                     25,036
                1,400   @@     Teva Pharmaceutical
                                Industries ADR              93,492
                                                       -----------
                                                         2,993,985
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               PIPELINES: 0.11%
                4,150          Equitable Resources,
                                Inc.                   $   142,345
                                                       -----------
                               REAL ESTATE: 0.04%
                2,600   @@     Brookfield Properties
                                Co.                         52,260
                                                       -----------
                               REITS: 5.17%
                1,500          Alexandria Real Estate
                                Equities, Inc.              74,010
                3,800          AMB Property Corp.          117,800
                2,600          Annaly Mortgage
                                Management, Inc.            50,440
                4,800          Apartment Investment &
                                Management Co.             236,160
                7,857          Archstone-Smith Trust       209,782
                3,200          Associated Estates
                                Realty                      33,920
                1,501          AvalonBay Communities,
                                Inc.                        69,706
                2,500          Bedford Property
                                Investors                   67,750
                4,600          Boston Properties,
                                Inc.                       183,770
                2,700          Brandywine Realty
                                Trust                       69,930
                1,300          Capital Automotive
                                REIT                        31,018
                3,600          CBL & Associates
                                Properties, Inc.           145,800
                3,600          Chelsea Property
                                Group, Inc.                120,420
                1,800          Colonial Properties
                                Trust                       70,110
                4,800          Corporate Office
                                Properties Trust SBI
                                MD                          70,032
                3,300          Crown American Realty
                                Trust                       31,020
                4,000          Developers Diversified
                                Realty Corp.                90,000
               20,480          Equity Office
                                Properties Trust           616,448
                5,800          Equity One, Inc.             81,200
               13,304          Equity Residential          382,490
                  700          Essex Property Trust,
                                Inc.                        38,290
                7,000          General Growth
                                Properties, Inc.           357,000
                2,600          Glenborough Realty
                                Trust, Inc.                 61,620
                2,300          Health Care Property
                                Investors, Inc.             98,670
                  700          Healthcare Realty
                                Trust, Inc.                 22,400
                2,700          Heritage Property
                                Investment Trust            72,117
                  900          Home Properties of NY,
                                Inc.                        34,146
                3,800          Hospitality Properties
                                Trust                      138,700
               27,075          Host Marriott Corp.         305,947
                7,100          HRPT Properties Trust        62,835
                3,100          IRT Property Co.             39,060
                3,300          iStar Financial, Inc.        94,050
                4,100          Keystone Property
                                Trust                       65,067
                3,350          Kimco Realty Corp.          112,192
                2,800          LaSalle Hotel
                                Properties                  44,100
                2,900          Liberty Property Trust      101,500
                4,400          LTC Properties, Inc.         37,400
                2,200          Mack-Cali Realty Corp.       77,330
                2,100          National Health
                                Investors, Inc.             33,600

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                2,200          National Health
                                Realty, Inc.           $    41,140
                3,600          New Plan Excel Realty
                                Trust                       74,988
                2,300          Pan Pacific Retail
                                Properties, Inc.            78,614
                1,200          Pennsylvania Real
                                Estate Investment
                                Trust                       32,532
                9,500          Prologis                    247,000
                1,700          PS Business Parks,
                                Inc.                        59,415
                6,900          Public Storage, Inc.        255,990
                5,000          Reckson Associates
                                Realty Corp.               124,500
                5,400          Rouse Co.                   178,200
                4,500          Senior Housing
                                Properties Trust            70,650
               11,300          Simon Property Group,
                                Inc.                       416,292
                3,800          SL Green Realty Corp.       135,470
                1,600          Sun Communities, Inc.        66,800
                8,000          United Dominion Realty
                                Trust, Inc.                126,000
                3,900          Ventas, Inc.                 49,725
                3,400          Vornado Realty Trust        157,080
                1,050          Weingarten Realty
                                Investors                   37,170
                                                       -----------
                                                         6,699,396
                                                       -----------
                               RETAIL: 4.43%
                6,250   @      Autozone, Inc.              483,125
                4,650   @      Bed Bath & Beyond,
                                Inc.                       175,491
                3,975   @      Best Buy Co., Inc.          144,292
                9,700          CBRL Group, Inc.            296,044
                5,600          Circuit City Stores,
                                Inc.                       105,000
                4,275          Darden Restaurants,
                                Inc.                       105,592
                3,400          Dillard's, Inc.              89,386
                3,825   @      Group 1 Automotive,
                                Inc.                       145,924
               14,500          Home Depot, Inc.            532,585
               10,325   @      Jack in the Box, Inc.       328,335
                5,850          JC Penney Co., Inc.         128,817
                1,300   @      Kohl's Corp.                 91,104
                6,500          Lowe's Cos., Inc.           295,100
                8,950          Ltd. Brands                 190,635
                5,150          McDonald's Corp             146,517

       Shares                                             Value
-------------------------------------------------------------------
               26,225   @      Office Depot, Inc.      $   440,580
                4,100          RadioShack Corp.            123,246
               12,850   @      Sonic Automotive, Inc.      330,888
                8,050   @      Staples, Inc.               158,585
                3,650          Target Corp.                139,065
               12,425   @      United Auto Group,
                                Inc.                       259,683
               16,000          Wal-Mart Stores, Inc.       880,160
                4,800   @      Yum! Brands, Inc.           140,400
                                                       -----------
                                                         5,730,554
                                                       -----------
                               SAVINGS & LOANS: 1.64%
                9,400          Astoria Financial
                                Corp.                      301,270
               11,100          BankAtlantic BanCorp,
                                Inc.                       137,640
               12,400          FirstFed Financial
                                Corp.                      359,600
               18,200          Flagstar BanCorp, Inc.      420,420
                2,550          Golden West Financial
                                Corp.                      175,389
               31,450          Sovereign BanCorp,
                                Inc.                       470,178
                6,850          Webster Financial
                                Corp.                      261,944
                                                       -----------
                                                         2,126,441
                                                       -----------
                               SEMICONDUCTORS: 1.64%
                7,900   @      Altera Corp.                107,440
                5,250   @      Analog Devices, Inc.        155,925
               14,250   @      Applied Materials,
                                Inc.                       271,035
               16,525   @      ESS Technology              289,848
               24,850          Intel Corp.                 454,009
                4,700          Linear Technology
                                Corp.                      147,721
                3,200   @      Microchip Technology,
                                Inc.                        87,776
                3,750   @      National Semiconductor
                                Corp.                      109,388
                2,350   @      QLogic Corp.                 89,535
                4,840   @,@@   Taiwan Semiconductor
                                Manufacturing Co.
                                Ltd. ADR                    62,920
               14,900          Texas Instruments,
                                Inc.                       353,130
                                                       -----------
                                                         2,128,727
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               SOFTWARE: 2.23%
                2,650          Automatic Data
                                Processing             $   115,407
                  900   @,@@   Business Objects SA
                                ADR                         25,290
                8,100   @      Certegy, Inc.               300,591
                3,300          First Data Corp.            122,760
               20,125          Inter-Tel, Inc.             344,339
               25,650   @      Microsoft Corp.           1,403,055
               12,425   @      NETIQ Corp.                 281,178
               21,600   @      Oracle Corp.                204,552
                6,400   @      Peoplesoft, Inc.             95,232
                                                       -----------
                                                         2,892,404
                                                       -----------
                               TELECOMMUNICATIONS: 1.61%
                2,300          Alltel Corp.                108,100
                2,450   @      Andrew Corp.                 35,109
                9,500   @,@@   BT Group PLC                 36,500
                7,550          CenturyTel, Inc.            222,725
               26,350   @      Cisco Systems, Inc.         367,582
                5,975          Commonwealth Telephone
                                Enterprises, Inc.          240,434
                8,900          Motorola, Inc.              128,338
                9,400   @,@@   Royal KPN NV                 43,921
                5,300   @,@@   Sonera OYJ                   20,114
               21,600          Verizon
                                Communications, Inc.       867,240
               17,782   @@     Vodafone Group PLC           24,400
                                                       -----------
                                                         2,094,463
                                                       -----------
                               TOBACCO: 0.31%
                9,350          Philip Morris Cos.,
                                Inc.                       408,408
                                                       -----------
                               TOYS/GAMES/HOBBIES: 0.37%
                7,150   @      Action Performance
                                Cos., Inc                  225,940
                6,300          Hasbro, Inc.                 85,428
                8,000          Mattel, Inc.                168,640
                                                       -----------
                                                           480,008
                                                       -----------

                               Total Common Stock
                                (Cost $60,961,941)      62,017,720
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
CORPORATE BONDS: 6.29
                               AEROSPACE/DEFENSE: 0.25%
     $        130,000          Raytheon Co.,
                                6.150%, due
                                11/01/08            $    133,435
              170,000          United Technologies
                                Corp., 7.125%, due
                                11/15/10                 186,684
                                                    ------------
                                                         320,119
                                                    ------------
                               AUTO MANUFACTURERS: 0.09%
              114,000          DaimlerChrysler NA
                                Holding Corp.,
                                7.200%, due
                                09/01/09                 118,980
                                                    ------------
                               BANKS: 0.38%
              120,000          Bank of America
                                Corp., 7.400%, due
                                01/15/11                 131,424
               75,000          Bank One Corp.,
                                6.500%, due
                                02/01/06                  79,583
              120,000          Mellon Bank NA,
                                7.625%, due
                                09/15/07                 135,515
              135,000          Wachovia Bank NA,
                                7.875%, due
                                02/15/10                 150,997
                                                    ------------
                                                         497,519
                                                    ------------
                               BEVERAGES: 0.37%
               37,000          Anheuser-Busch
                                Cos., Inc.,
                                6.500%, due
                                02/01/43                  36,741
               98,000    #     Coors Brewing Co.,
                                6.375%, due
                                05/15/12                 100,842
              335,000    #     Pepsi Bottling
                                Holdings, Inc.,
                                5.375%, due
                                02/17/04                 346,317
                                                    ------------
                                                         483,900
                                                    ------------
                               COMPUTERS: 0.45%
              550,000          Electronic Data
                                Systems Corp.,
                                6.850%, due
                                10/15/04                 581,644
                                                    ------------
                               COSMETICS/PERSONAL CARE: 0.06%
               73,000          Colgate-Palmolive
                                Co., 5.980%, due
                                04/25/12                  74,918
                                                    ------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                3.10%
              145,000          American Express
                                Credit Corp.,
                                4.250%, due
                                02/07/05                 146,797
              195,000          Associates Corp. of
                                North America,
                                6.950%, due
                                11/01/18                 201,659
              375,000          Boeing Capital
                                Corp., 7.100%, due
                                09/27/05                 405,760

      Principal
       Amount                                           Value
-----------------------------------------------------------------
     $        220,000          Citigroup, Inc.,
                                7.250%, due
                                10/01/10            $    239,468
              114,000          Ford Motor Credit
                                Co., 7.500%, due
                                03/15/05                 119,222
              124,000          Ford Motor Credit
                                Co., 7.375%, due
                                10/28/09                 128,365
              112,000          Ford Motor Credit
                                Co., 7.875%, due
                                06/15/10                 117,089
              450,000          General Electric
                                Capital Corp.,
                                5.000%, due
                                02/15/07                 453,380
               79,000          General Motors
                                Acceptance Corp.,
                                7.625%, due
                                06/15/04                  83,580
              120,000          General Motors
                                Acceptance Corp.,
                                7.750%, due
                                01/19/10                 126,972
               27,000          General Motors
                                Acceptance Corp.,
                                8.000%, due
                                11/01/31                  27,614
              113,000          Goldman Sachs
                                Group, Inc.,
                                6.600%, due
                                01/15/12                 115,103
              835,000          Household Finance
                                Corp., 5.875%, due
                                09/25/04                 858,731
               80,000          Household Finance
                                Corp., 7.875%, due
                                03/01/07                  85,326
               53,000          Textron Financial
                                Corp., 7.125%, due
                                12/09/04                  55,809
              835,000          Wells Fargo
                                Financial, Inc.,
                                5.375%, due
                                09/30/03                 861,372
                                                    ------------
                                                       4,026,247
                                                    ------------
                               ELECTRIC: 0.26%
               30,000          Dominion Resources,
                                Inc., 6.250%, due
                                06/30/12                  29,967
               69,000          Duke Energy Corp.,
                                7.375%, due
                                03/01/10                  74,949
              123,000          Georgia Power Co.,
                                4.875%, due
                                07/15/07                 122,807
               35,000    #     Oncor Electric
                                Delivery Co.,
                                6.375%, due
                                05/01/12                  35,961
               22,000    #     Oncor Electric
                                Delivery Co.,
                                7.000%, due
                                05/01/32                  22,163
               49,000    #     PSEG Power LLC,
                                6.950%, due
                                06/01/12                  49,257
                                                    ------------
                                                         335,104
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               FOOD: 0.32%
     $         82,000          Conagra Foods,
                                Inc., 7.500%, due
                                09/15/05            $     88,822
               97,000          General Mills,
                                Inc., 5.125%, due
                                02/15/07                  96,936
              105,000          Kellogg Co.,
                                7.450%, due
                                04/01/31                 115,400
              110,000          Kraft Foods, Inc.,
                                6.500%, due
                                11/01/31                 108,850
                                                    ------------
                                                         410,008
                                                    ------------
                               INSURANCE: 0.10%
              120,000          Allstate Corp.,
                                7.875%, due
                                05/01/05                 132,257
                                                    ------------
                               MINING: 0.07%
               80,000          Alcoa, Inc.,
                                7.375%, due
                                08/01/10                  88,901
                                                    ------------
                               OIL & GAS: 0.21%
              140,000          Conoco Funding Co.,
                                5.450%, due
                                10/15/06                 143,420
              124,000          Conoco, Inc.,
                                5.900%, due
                                04/15/04                 129,144
                                                    ------------
                                                         272,564
                                                    ------------
                               PHARMACEUTICALS: 0.08%
              101,000          Abbott
                                Laboratories,
                                5.625%, due
                                07/01/06                 104,664
                                                    ------------
                               PIPELINES: 0.19%
              180,000          Duke Energy Field
                                Services LLC,
                                7.875%, due
                                08/16/10                 191,037
               58,000          Tennessee Gas
                                Pipeline Co.,
                                7.000%, due
                                10/15/28                  52,128
                                                    ------------
                                                         243,165
                                                    ------------
                               REGIONAL (STATE/PROVINCE): 0.22%
              121,000    @@    Province of
                                Ontario, 6.000%,
                                due 02/21/06             128,849
              140,000    @@    Province of Quebec,
                                7.500%, due
                                09/15/29                 160,304
                                                    ------------
                                                         289,153
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               RETAIL: 0.14%
     $         50,000          May Department
                                Stores Co.,
                                6.900%, due
                                01/15/32            $     49,624
              126,000          Target Corp.,
                                5.875%, due
                                03/01/12                 127,425
                                                    ------------
                                                         177,049
                                                    ------------
                               Total Corporate
                                Bonds
                                (Cost $7,774,231)      8,156,192
                                                    ------------
U.S. TREASURY OBLIGATIONS: 15.75%
                               U.S. TREASURY
                                BONDS: 4.49%
              904,000          5.250%, due
                                02/15/29                 850,410
               86,000          5.375%, due
                                02/15/31                  84,213
            3,205,000          6.125%, due
                                08/15/29               3,403,899
              180,000          6.250%, due
                                05/15/30                 194,984
            1,000,000          8.125%, due
                                05/15/21               1,289,355
                                                    ------------
                                                       5,822,861
                                                    ------------
                               U.S. TREASURY NOTES: 11.26%
              125,000          3.000%, due
                                02/29/04                 125,727
               42,000          3.375%, due
                                04/30/04                  42,443
            1,797,000          3.500%, due
                                11/15/06               1,764,992
               21,000          4.375%, due
                                05/15/07                  21,289
            1,525,000          4.625%, due
                                05/15/06               1,570,750
            1,010,000          4.750%, due
                                01/31/03               1,027,182
               38,000          4.750%, due
                                02/15/04                  39,311
            1,134,000          4.875%, due
                                02/15/12               1,138,252
              361,000          5.000%, due
                                02/15/11                 367,110
              155,000          5.000%, due
                                08/15/11                 157,153
              750,000          5.625%, due
                                05/15/08                 800,508
              509,000          5.750%, due
                                08/15/10                 544,471

      Principal
       Amount                                           Value
-----------------------------------------------------------------
     $        483,000          5.875%, due
                                11/15/04            $    513,338
            4,000,000          6.000%, due
                                08/15/04               4,249,468
            1,035,000          6.000%, due
                                08/15/09               1,124,309
              276,000          6.500%, due
                                08/15/05                 300,581
              743,000          6.500%, due
                                02/15/10                 830,585
                                                    ------------
                                                      14,617,469
                                                    ------------

                               Total U.S. Treasury
                                Obligations (Cost
                                $19,638,608)          20,440,330
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.99%
                               FEDERAL HOME LOAN MORTGAGE
                                CORPORATION: 2.46%
              851,333          6.000%, due
                                06/01/28                 856,887
            1,970,000          7.000%, due
                                07/14/25               2,039,565
              284,225          7.500%, due
                                12/01/11                 301,524
                                                    ------------
                                                       3,197,976
                                                    ------------
                               FEDERAL NATIONAL MORTGAGE
                                ASSOCIATION: 4.88%
            2,000,000          6.000%, due
                                07/01/29               1,993,750
              738,345          6.500%, due
                                11/01/13                 769,948
              985,245          6.500%, due
                                02/01/28               1,009,151
            1,100,000          6.500%, due
                                07/01/29               1,120,968
              166,809          7.500%, due
                                07/01/11                 177,061
              319,997          7.500%, due
                                11/01/30                 335,996
              856,641          8.500%, due
                                09/01/26                 922,995
                                                    ------------
                                                       6,329,869
                                                    ------------
                               GOVERNMENT NATIONAL MORTGAGE
                                ASSOCIATION: 4.65%
              531,481          6.500%, due
                                01/15/29                 544,559
              270,000          6.500%, due
                                07/15/32                 275,316

      Principal
       Amount                                           Value
-----------------------------------------------------------------
     $        181,073          7.000%, due
                                04/15/27            $    188,726
              495,185          7.000%, due
                                01/15/28                 515,539
            1,542,338          7.000%, due
                                02/15/28               1,605,731
              389,252          7.000%, due
                                07/15/28                 405,251
              370,000          7.000%, due
                                07/15/32                 383,990
            1,418,995          7.500%, due
                                12/15/23               1,510,322
              300,000          7.500%, due
                                07/15/32                 316,313
              268,287          8.000%, due
                                07/15/24                 287,574
                                                    ------------
                                                       6,033,321
                                                    ------------

                               Total U.S.
                                Government Agency
                                Obligations (Cost
                                $15,185,820)          15,561,166
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.65%
                               CREDIT CARD ABS: 1.65%
              855,000          Chemical Master
                                Credit Card Trust
                                1, 7.090%, due
                                02/15/09                 938,225
            1,200,000          MBNA Master Credit
                                Card Trust USA,
                                6.400%, due
                                01/18/05               1,206,979
                                                    ------------
                                                       2,145,204
                                                    ------------

                               Total
                                Collateralized
                                Mortgage
                                Obligations (Cost
                                $2,091,833)            2,145,204
                                                    ------------
                               Total Long-Term
                                Investments (Cost
                                $105,652,433)        108,320,612
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 22.92%
$     3,440,000         Baxter Intl.,
                         Inc. 1.800%,
                         due 07/16/02               $  3,437,420
      2,523,000         Ciesco, Inc.,
                         1.970%, due
                         07/01/02                      2,523,000
      5,800,000         Dakota
                         Certificate,
                         1.780%, due
                         07/10/02                      5,797,419
      5,500,000         Dakota-
                         Citibank,
                         2.050%, due
                         07/01/02                      5,500,000
      5,000,000         Duke Capital
                         Corp., 2.150%,
                         due 07/01/02                  5,000,000
      3,500,000         Federal Farm
                         Credit Bank,
                         1.730%, due
                         10/01/02                      3,500,000
      4,000,000         Wyeth, 1.870%,
                         due 07/22/02                  3,995,637
                                                    ------------
                        Total Short-Term
                         Investments
                         (Cost
                         $29,753,476)                 29,753,476
                                                    ------------
                        TOTAL
                         INVESTMENTS IN
                         SECURITIES
                         (COST
                         $135,405,909)*    106.38%  $138,074,088
                        OTHER ASSETS AND
                         LIABILITIES-NET    -6.38%    (8,276,977)
                                          -------   ------------
                        NET ASSETS         100.00%  $129,797,111
                                          =======   ============

@   Non-income producing security
@@  Foreign Issuer
#   Securities with purchases pursuant to
    Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
A   Related party
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                  $  7,045,735
                        Gross Unrealized
                         Depreciation                    (4,377,556)
                                                       ------------
                        Net Unrealized
                         Appreciation                  $  2,668,179
                                                       ============

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------


A Special Meeting of the former Aetna Funds was held on February 20, 2002 at 10 State House Square, Hartford, Connecticut 06103-3602.

A brief description of each matter voted upon as well as the results are outlined below:

                                                  SHARES VOTED
                                                   AGAINST OR     SHARES                          TOTAL
                               SHARES VOTED FOR     WITHHELD     ABSTAINED   BROKER NON-VOTE   SHARES VOTED
                               ----------------     --------     ---------   ---------------   ------------
1.  To Approve a new Investment Management Agreement between each Fund and ING Investments, LLC.

   ING VP Index Plus LargeCap
    Portfolio                     53,303,274         876,660     3,529,493             --       57,709,427
   ING VP Index Plus MidCap
    Portfolio                      6,468,202         426,675       900,836             --        7,795,713
   ING VP Index Plus SmallCap
    Portfolio                      2,639,724          20,055       111,474             --        2,771,253
   ING VP Ascent Portfolio         7,720,511          59,818       523,660             --        8,303,989
   ING VP Crossroads Portfolio     7,298,381         171,777       422,413             --        7,892,571
   ING VP Legacy Portfolio         5,892,887         139,916       415,131             --        6,447,934

2.  To Approve new Sub-Advisory Agreements between ING Investments, LLC and Aeltus Investment Management,
    Inc.

   ING VP Index Plus LargeCap
    Portfolio                     51,130,348       1,081,758     5,497,321             --       57,709,427
   ING VP Index Plus MidCap
    Portfolio                      6,355,368         524,608       915,737             --        7,795,713
   ING VP Index Plus SmallCap
    Portfolio                      2,634,582          23,131       113,540             --        2,771,253
   ING VP Ascent Portfolio         7,684,470          88,891       530,628             --        8,303,989
   ING VP Crossroads Portfolio     7,281,096         133,404       478,071             --        7,892,571
   ING VP Legacy Portfolio         5,883,454         155,731       408,749             --        6,447,934

4.  To Approve Amended and Restated Articles of Incorporation or Amended and Restated Declarations of
    Trust, as the case may be.

   ING Variable Portfolios
    (voted on at the
    registrant level)            116,966,581       3,695,157     9,690,696             --      130,352,434
   ING Generation Portfolios
    (voted on at the
    registrant level)             20,767,460         531,127     1,345,908             --       22,644,495

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Portfolios are managed under the direction of the Portfolios' Board of Directors/ Trustees. Information pertaining to the Directors/Trustees of the Portfolios is set forth below:

                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.        Director             Since 1998       Director, Business and Economic Research
3029 St. Johns Drive                                                 Center, 1999 to present, and Professor
Murfreesboro, Tennessee                                              of Economics and Finance, Middle
Age: 60                                                              Tennessee State University, 1991 to
                                                                     present.

Maria T. Fighetti              Director             Since 1994       Associate Commissioner for Contract
325 Piermont Road                                                    Management, Health Services, New York
Closter, New Jersey                                                  City Department of Mental Health, Mental
Age: 58                                                              Retardation and Alcohol Services, 1996
                                                                     to present.

David L. Grove                 Director             Since 1991       Private Investor; Economic/ Financial
5 The Knoll                                                          Consultant, December 1985 to present.
Armonk, New York
Age: 83

Sidney Koch                    Director             Since 1994       Financial Adviser, self- employed,
455 East 86th Street                                                 January 1993 to present.
New York, New York
Age: 66

Corine T. Norgaard             Director             Since 1991       Dean of the Barney School of Business,
556 Wormwood Hill                                                    University of Hartford (West Hartford,
Mansfield Center, Connecticut                                        CT), August 1996 to present.
Age: 64

Richard G. Scheide             Director             Since 1993       Principal, LoBue Associates Inc.,
11 Lily Street                                                       October 1999 to present; Trust and
Nantucket, Massachusetts                                             Private Banking Consultant, David Ross
Age: 72                                                              Palmer Consultants, July 1991 to
                                                                     present.
INTERESTED DIRECTORS:

J. Scott Fox                   Director             Since 1997       Chief Executive Officer (July 2001 to
10 State House Square                                                present), President (April 2001 to
Hartford, Connecticut                                                present), Director, Chief Operating
Age: 47                                                              Officer (April 1994 to present), Chief
                                                                     Financial Officer (April 1994 to July
                                                                     2001), Managing Director (April 1994 to
                                                                     April 2001), Aeltus Investment
                                                                     Management, Inc.; Executive Vice
                                                                     President (April 2001 to present),
                                                                     Director, Chief Operating Officer
                                                                     (February 1995 to present), Chief
                                                                     Financial Officer, Managing Director
                                                                     (February 1995 to April 2001), Aeltus
                                                                     Capital, Inc.; Senior Vice
                                                                     President -- Operations, Aetna Life
                                                                     Insurance and Annuity Company, March
                                                                     1997 to December 1997.

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
NON-INTERESTED DIRECTORS:
Albert E. DePrince, Jr.            50             --
3029 St. Johns Drive
Murfreesboro, Tennessee
Age: 60
Maria T. Fighetti                  50             --
325 Piermont Road
Closter, New Jersey
Age: 58
David L. Grove                     50             --
5 The Knoll
Armonk, New York
Age: 83
Sidney Koch                        50             --
455 East 86th Street
New York, New York
Age: 66
Corine T. Norgaard                 50             --
556 Wormwood Hill
Mansfield Center, Connecticut
Age: 64
Richard G. Scheide                 50             --
11 Lily Street
Nantucket, Massachusetts
Age: 72
INTERESTED DIRECTORS:
J. Scott Fox                       50             Mr. Fox serves as Director of
10 State House Square                             the Board of IPC Financial
Hartford, Connecticut                             Network, Inc. (January 2001 to
Age: 47                                           present).

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------

INTERESTED DIRECTORS:
John G. Turner                 Director             Since 2001       President, Turner Investment Company
7337 E. Doubletree Ranch Rd.                                         (since January 2002). Mr. Turner was
Scottsdale, AZ 85258                                                 formerly Vice Chairman of ING Americas
Age: 62                                                              (2000 to 2001); Chairman and Chief
                                                                     Executive Officer of ReliaStar Financial
                                                                     Corp. and ReliaStar Life Insurance
                                                                     Company (1993 to 2000); Chairman of
                                                                     ReliaStar United Services Life Insurance
                                                                     Company (1995 to 1998); Chairman of
                                                                     ReliaStar Life Insurance Company of New
                                                                     York (1995 to 2001); Chairman of
                                                                     Northern Life Insurance Company (1992 to
                                                                     2000); Chairman and Director/Trustee of
                                                                     the Northstar affiliated investment
                                                                     companies (1993 to 2001) and Director,
                                                                     Northstar Investment Management
                                                                     Corporation and its affiliates (1993 to
                                                                     1999).

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
INTERESTED DIRECTORS:
John G. Turner                     156            Mr. Turner serves as a member
7337 E. Doubletree Ranch Rd.                      of the Board of GCG Trust. Mr.
Scottsdale, AZ 85258                              Turner also serves as a
Age: 62                                           Director of the Hormel Foods
                                                  Corporation (May 2000 to
                                                  present), Shopko Stores, Inc.
                                                  (August 1999 to present), and
                                                  M.A. Mortenson Co. (March 2002
                                                  to present).

                                                        TERM OF OFFICE
                                   POSITION(S)           AND LENGTH OF              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             HELD WITH FUND          TIME SERVED              DURING THE PAST FIVE YEARS
---------------------             --------------        --------------             --------------------------
OFFICERS:

James M. Hennessy              President, Chief       March 2002 to         President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer,     Present (for the      ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief Operating    ING Funds)            Services, LLC, ING Advisors, Inc., ING
Age: 52                        Officer                                      Investments, LLC, Lexington Funds
                                                                            Distributor, Inc., Express America T.C.
                               President, Chief       February 2001 to      Inc. and EAMC Liquidation Corp. (since
                               Executive Officer,     March 2002 (for the   December 2001); Executive Vice President
                               and Chief Operating    Pilgrim Funds)        and Chief Operating Officer of ING
                               Officer                                      Quantitative Management, Inc. (since
                                                                            October 2001) and ING Funds Distributor,
                               Chief Operating        July 2000 to          Inc. (since June 2000). Formerly, Senior
                               Officer                February 2001 (for    Executive Vice President (June 2000 to
                                                      the Pilgrim Funds)    December 2000) of ING Capital
                                                                            Corporation, LLC, ING Funds Services,
                                                                            LLC, ING Investments, LLC, ING Advisors,
                                                                            Inc., Express America T.C. Inc., and
                                                                            EAMC Liquidation Corp.; and Executive
                                                                            Vice President, ING Capital Corporation,
                                                                            LLC and its affiliates (May 1998 to June
                                                                            2000) and Senior Vice President, ING
                                                                            Capital Corporation, LLC and its
                                                                            affiliates (April 1995 to April 1998).

Stanley D. Vyner               Executive Vice         March 2002 to         Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President              Present (for the      Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                  ING Funds)            (since July 2000) and Chief Investment
Age: 51                                                                     Officer of the International Portfolios,
                               Executive Vice         July 1996 to March    ING Investments, LLC (since July 1996).
                               President              2002 (for the         Formerly, President and Chief Executive
                                                      international         Officer of ING Investments, LLC (August
                                                      portfolios of the     1996 to August 2000).
                                                      Pilgrim Funds)

--------------------------------------------------------------------------------


                                                        TERM OF OFFICE
                                   POSITION(S)           AND LENGTH OF              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             HELD WITH FUND          TIME SERVED              DURING THE PAST FIVE YEARS
---------------------             --------------        --------------             --------------------------
OFFICERS:
Mary Lisanti                   Executive Vice         March 2002 to         Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President              Present (for the      Investments, LLC and ING Advisors, Inc.
Scottsdale, AZ 85258                                  ING Funds)            (since November 1999) and of ING
Age: 45                                                                     Quantitative Management, Inc. (since
                               Executive Vice         May 1998 to March     July 2000); Chief Investment Officer of
                               President              2002 (for the         the Domestic Equity Portfolios, ING
                                                      domestic equity       Investments, LLC (since 1999). Formerly,
                                                      portfolios of the     Executive Vice President and Chief
                                                      Pilgrim Funds)        Investment Officer for the Domestic
                                                                            Equity Portfolios of Northstar
                                                                            Investment Management Corporation, whose
                                                                            name changed to Pilgrim Advisors, Inc.
                                                                            and subsequently became part of ING
                                                                            Investments, LLC (May 1998 to October
                                                                            1999); Portfolio Manager with Strong
                                                                            Capital Management (May 1996 to 1998); a
                                                                            Managing Director and Head of Small- and
                                                                            Mid-Capitalization Equity Strategies at
                                                                            Bankers Trust Corp. (1993 to 1996).

Michael J. Roland              Executive Vice         March 2002 to         Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   President, Assistant   Present (for the      Financial Officer and Treasurer of ING
Scottsdale, AZ 85258           Secretary and          ING Funds)            Funds Services, LLC, ING Funds
Age: 43                        Principal Financial                          Distributor, Inc., ING Advisors, Inc.,
                               Officer                                      ING Investments, LLC., ING Quantitative
                                                                            Management, Inc., Lexington Funds
                               Senior Vice            June 1998 to March    Distributor, Inc, Express America T.C.
                               President and          2002 (for the         Inc. and EAMC Liquidation Corp. (since
                               Principal Financial    Pilgrim Funds)        December 2001). Formerly, Senior Vice
                               Officer                                      President, ING Funds Services, LLC, ING
                                                                            Investments, LLC, and ING Funds
                                                                            Distributor, Inc. (June 1998 to December
                                                                            2001) and Chief Financial Officer of
                                                                            Endeavor Group (April 1997 to June
                                                                            1998).

Ralph G. Norton III            Senior Vice            March 2002 to         Senior Vice President of ING Investment
7337 E. Doubletree Ranch Rd.   President              Present (for the      Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                  ING Funds)            (since October 2001) and Chief
Age: 42                                                                     Investment Officer of the Fixed Income
                               Senior Vice            August 2001 to        Portfolios, ING Investments, LLC (since
                               President              March 2002 (for the   October 2001). Formerly, Senior Market
                                                      fixed income          Strategist, Aeltus Investment
                                                      portfolios of the     Management, Inc. (January 2001 to August
                                                      Pilgrim Funds)        2001) and Chief Investment Officer, ING
                                                                            Investments, LLC (1990 to January 2001).

Robert S. Naka                 Senior Vice            March 2002 to         Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and          Present (for the      Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258           Assistant              ING Funds)            ING Funds Distributor, Inc., ING
Age: 38                                                                     Advisors, Inc., ING Investments, LLC,
                               Senior Vice            November 1999 to      ING Quantitative Management, Inc. (since
                               President and          March 2002 (for the   October 2001) and Lexington Funds
                               Assistant Secretary    Pilgrim Funds)        Distributor, Inc. (since December 2001).
                                                                            Formerly, Vice President, ING
                               Assistant Secretary    July 1994 to          Investments, LLC (April 1997 to October
                                                      November 1999 (for    1999), ING Funds Services, LLC (February
                                                      the Pilgrim Funds)    1997 to August 1999) and Assistant Vice
                                                                            President, ING Funds Services, LLC
                                                                            (August 1995 to February 1997).

Robyn Ichilov                  Vice President and     March 2002 to         Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.   Treasurer              Present (for the      LLC (since October 2001) and ING
Scottsdale, AZ 85258                                  ING Funds)            Investments, LLC (since August 1997);
Age: 34                                                                     Accounting Manager, ING Investments, LLC
                               Vice President and     May 1998 to March     (since November 1995).
                               Treasurer              2002 (for the
                                                      Pilgrim Funds)
                               Vice President         November 1997 to
                                                      May 1998 (for the
                                                      Pilgrim Funds)

--------------------------------------------------------------------------------


                                                        TERM OF OFFICE
                                   POSITION(S)           AND LENGTH OF              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             HELD WITH FUND          TIME SERVED              DURING THE PAST FIVE YEARS
---------------------             --------------        --------------             --------------------------

OFFICERS:
Kimberly A. Anderson           Vice President and     March 2002 to         Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.   Secretary              Present (for the      Management, Inc. (since October 2001);
Scottsdale, AZ 85258                                  ING Funds)            Vice President and Assistant Secretary
Age: 37                                                                     of ING Funds Services, LLC, ING Funds
                                                      February 2001 to      Distributor, Inc, ING Advisors, Inc.,
                                                      March 2002 (for the   ING Investments, LLC (since October
                                                      Pilgrim Funds)        2001) and Lexington Funds Distributor,
                                                                            Inc. (since December 2001). Formerly,
                                                                            Assistant Vice President of ING Funds
                                                                            Services, LLC (November 1999 to January
                                                                            2001) and has held various other
                                                                            positions with ING Funds Services, LLC
                                                                            for more than the last five years.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, Inc.
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

[ING FUNDS LOGO]

                                           VPIPGENSAR063002 -- 081502

       SEMI-ANNUAL REPORT



       (PHOTO OF COMPASS)

June 30, 2002



       Classes R and S



       ING VARIABLE PRODUCT PORTFOLIOS
       INTERNATIONAL EQUITY PORTFOLIO

       ING VP International Equity Portfolio

       DOMESTIC EQUITY GROWTH PORTFOLIOS

       ING VP Growth Portfolio
       ING VP Small Company Portfolio
       ING VP Technology Portfolio

       DOMESTIC EQUITY VALUE PORTFOLIO

       ING VP Value Opportunity Portfolio

       DOMESTIC EQUITY AND INCOME PORTFOLIOS

       ING VP Balanced Portfolio, Inc.
       ING VP Growth and Income Portfolio

       FIXED INCOME PORTFOLIOS

       ING VP Bond Portfolio
       ING VP Money Market Portfolio




                                                                (ING FUNDS LOGO)
                                                 (formerly the Aetna Funds)

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter......................................    1
Portfolio Managers' Reports:
  International Equity Portfolio........................    2
  Domestic Equity Growth Portfolios.....................    4
  Domestic Equity Value Portfolio.......................   10
  Domestic Equity and Income Portfolios.................   12
  Fixed Income Portfolios...............................   16
Index Descriptions......................................   19
Statements of Assets and Liabilities....................   20
Statements of Operations................................   22
Statements of Changes in Net Assets.....................   24
Financial Highlights....................................   29
Notes to Financial Statements...........................   38
Portfolios of Investments...............................   47
Shareholder Meeting Information.........................   72
Director/Trustee and Officer Information................   73

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the June 30, 2002 Semi-Annual Report for the ING Variable Product Portfolios (formerly, Aetna Variable Portfolios).

There have been some very important changes that have occurred over the past several months regarding the Aetna Variable Portfolios. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Variable Portfolios.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Variable Portfolios into the Pilgrim Funds and renamed the entire fund complex, ING Funds. Concurrent with the merger of operations, ING Investments, LLC became the adviser to all of the portfolios within the Aetna Variable Portfolios and Aeltus Investment Management became the sub-adviser to all of the portfolios with the exception of the ING VP Technology Portfolio (formerly, Aetna Technology VP) which will continue to be sub-advised by AIC Asset Management, LLC (formerly, Elijah Asset Management, LLC).

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open-and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

(-s- James M. Hennessy)
James M. Hennessy
President
ING Funds Services, LLC
July 15, 2002

ING VP INTERNATIONAL EQUITY PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGER'S REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT: Vince Fioramonti, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP International Equity Portfolio (formerly Aetna International
VP) (the "Portfolio") seeks long-term growth of capital through investment in equity equivalents of companies outside the United States.

MARKET OVERVIEW: The MSCI EAFE Index declined a modest 1.38% in U.S. dollar terms over the six-month period ended June 30, 2002, significantly outperforming U.S. indices. Continental European equity markets declined on par with the U.S., while Japan registered positive results. The decline of the U.S. dollar, especially in the latter half of the period, offset the European equity market declines. The benchmark index declined in the first two months of the period recovering in late February and early March. The index stayed in a trading range from March through May, declining again in June, with late period local equity market losses offset by commensurate declines in the value of the U.S. dollar. Declines early in the period were caused primarily by accounting contagion, which led to a rapid re-evaluation of firms with high debt levels or complex business models. Later in the period, heightened tension in the Middle East and the Indian sub-continent, earnings disappointments and corporate reporting issues all contributed to market declines. Throughout the period, global economic recovery appears to continue with consumers in the U.S. and U.K. taking advantage of multi-decade low interest rates, while the industrial sector improved in the U.S., Europe and non-Japan Asia. The Japanese equity market gained from both foreign portfolio managers reducing long-standing underweight positions and from improving export growth, which in turn supported industrial production. The Bank of Japan continued to add large amounts of liquidity to the financial system to compensate for the banking sector's ongoing non-performing loan problem. In the benchmark index sectors, energy and basic materials modestly outperformed, while technology and telecommunications underperformed due to valuation questions and excess capacity issues, respectively.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, returned -10.89% compared to the MSCI EAFE Index which returned -1.38% for the same period.

PORTFOLIO SPECIFICS: The Portfolio's performance was negatively affected by stock selection in the consumer discretionary, healthcare and telecommunications sectors, and a slight overweight position in the telecom sector. The underperformance was concentrated in three stocks, which declined rapidly in value in the beginning of the period.

Telewest Communications PLC, (U.K. -- cable TV), was a strong performer in the fourth quarter of 2001. While Telewest was ranked highly compared to other European cable companies, its stock price was negatively affected due to the level of debt associated with cable providers. Both Fast Retailing Co. Ltd. (Japan -- retail apparel) and Shire Pharmaceuticals Group PLC,
(U.K. -- healthcare) lost value quickly, early in the period, on downward profit revisions and profit warnings respectively. Lastly, an overweight position in Vivendi Universal SA (France -- multimedia and environmental) detracted from performance, especially in the second half of June. Senior management came under pressure, accused of mismanaging the conglomerate's short-term liquidity/ debt reduction process. The Portfolio outperformed in commercial services and manufacturing in the first half of the period and in basic materials in the second half, but not by enough to offset losses generated elsewhere in the portfolio. The outperformance was spread evenly throughout those sectors.

MARKET OUTLOOK: The Portfolio continues to increase the number of its holdings to dampen volatility from sector wide over-reaction to accounting and reporting questions and earnings disappointments. At period end, the Portfolio held 102 stocks up from 83 at the beginning of 2002. Geographically, the Portfolio moved to an overweight position in continental Europe due to better valuation and improving sentiment and production indicators. The overweight position was funded with an underweight position in the U.K., where investments in bank and non-bank finance companies were scaled back now that interest rates have stopped declining. Exposure to Japan is near benchmark weight with investments primarily in export firms not reliant on the domestic economy. Sector overweight positions in healthcare, telecommunications and technology are being gradually reduced, while the more defensive bank and utility sectors remain underweight.

                                           ING VP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO
MANAGER'S REPORT
--------------------------------------------------------------------------------


                            AVERAGE ANNUAL TOTAL RETURNS
                        FOR THE PERIODS ENDED JUNE 30, 2002
                     ------------------------------------------
                              SINCE INCEPTION   SINCE INCEPTION
                                OF CLASS R        OF CLASS S
                     1 YEAR      12/22/97          11/01/01
                     ------      --------          --------
Class R              -19.82%       0.30%                --
Class S                  --          --              -5.64%
MSCI EAFE Index       -9.22%       0.53%(1)           2.87%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP International Equity Portfolio against the MSCI EAFE Index. The Index has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 01/01/98.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in foreign equities. Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.

                See accompanying index descriptions on page 19.

ING VP GROWTH PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGER'S REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT: Kenneth H. Bragdon, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Growth Portfolio (formerly Aetna Growth VP) (the "Portfolio") seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

MARKET OVERVIEW: The Russell 1000 Growth Index declined throughout the first half of the year due in part to continued fears associated with terrorism, accounting fraud, and doubts regarding the earnings growth trajectory for the remainder of the year. Early cyclical and defensive sectors performed best throughout first half due in part to the belief that interest rates would remain at low levels due to the absence of an imminent inflationary economic upturn. Late-cycle stocks such as producer durables and technology, continued to under-perform due to general malaise in capital good purchases that translated into sharp earnings estimate cuts.

Generalized investor fears regarding overall earnings quality (due to the high profile accounting frauds of Enron and Worldcom) have significantly increased the risk premium of the equity market. These events may cause investors to further scrutinize company's earnings and balance sheet statements, potentially leading to more volatility as well as risk aversion for the foreseeable future.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -17.01% compared to the Russell 1000 Growth Index, which returned -20.78% for the same period.

PORTFOLIO SPECIFICS: Our philosophy of focusing on stocks with positive business momentum caused strong stock selection throughout the period, and was the leading cause of relative outperformance. Stock selection within the Technology sector added the most to relative returns. Intuit, a leading software provider, was the largest single contributor to returns over the period. The company raised earnings guidance three times this year due to strong demand for their tax software as well as upgrades to their new version of Quickbooks, an accounting software package for small businesses. In addition to Intuit, our overweight exposure to the video game industry also added to returns due to increased demand fueled by price cuts on video game consoles. Our avoidance of technology companies, most leveraged to a general information technology spending rebound, added to returns as a consequence of large earnings disappointments within the sector.

Healthcare stock selection aided relative returns due to strong performance in our managed care and medical device holdings as well as our general underweight of the pharmaceutical sector.

Detracting from the first half performance was our underweight position in the outperforming Consumer Staples Sector. Staples benefited from market rotation due to several positive earnings surprises within the sector, as well as the recent movement in the dollar.

Multi-industry stocks also detracted from returns due to deteriorating fundamentals and negative earnings surprises. Our performance was negatively impacted by our position in Tyco International. While Tyco was among our best-performing stocks in the fourth quarter of 2001, the shares underperformed sharply in 2002. We sold our position in early January at an average price of approximately $51 per share as we began to see indications that Tyco's business fundamentals were deteriorating. The shares subsequently fell sharply, trading as low as $8 per share during the first half. While we avoided most of the decline, the shares were a drag on performance during the time we held them in the portfolio.

MARKET OUTLOOK: We continue to believe that the U.S. and global economy may remain strong throughout the rest of the year and have maintained a cyclical stance. Recent economic data points, such as the rise in the ISM (Institute for Supply Management) survey, strong consumer spending, and the stabilizing unemployment rate suggest that economic growth should remain positive. Lower energy prices, inflation, and interest rates all bode well for the improving economy as well as corporate earnings. We believe that current concerns about earnings (re: Worldcom, Xerox) will dissipate as earnings growth rates accelerate. If inflation and interest rates continue to remain at low levels, improvements in economic news should translate into earnings and a brighter outlook for growth stocks.

We continue our longstanding portfolio management philosophy of focusing on companies that have strong combinations of business momentum, market focus, and valuation.

                                                         ING VP GROWTH PORTFOLIO

PORTFOLIO
MANAGER'S REPORT
--------------------------------------------------------------------------------


                                       AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED JUNE 30, 2002
                            ---------------------------------------------------
                                              SINCE INCEPTION   SINCE INCEPTION
                                                OF CLASS R        OF CLASS S
                            1 YEAR   5 YEAR      12/13/96          11/01/01
                            ------   ------      --------          --------
Class R                     -27.14%   2.56%        5.38%                --
Class S                         --      --           --             -12.98%
Russell 1000 Growth Index   -26.49%  -0.28%        2.62%(1)         -24.60%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Growth Portfolio against the Russell 1000 Growth Index. The Index has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/96.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in growth-oriented equity securities.

                See accompanying index descriptions on page 19.

ING VP SMALL COMPANY PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGER'S REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT: Carolie Burroughs, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Small Company Portfolio (formerly Aetna Small Company VP) (the "Portfolio") seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations corresponding to the Russell 2000 Index.

MARKET OVERVIEW: The U.S. equities market has been on a downtrend since the start of 2002 -- a reversal from the post 9/11 rally experienced during the fourth quarter of 2001. As evidenced by the major indices, large capitalization and growth-oriented stocks have had the most difficulty with many of these indices finishing the first half of 2002 below their post 9/11 lows. For the six months ending June 30, 2002, the S&P 500 Index was down 13.16%, the Russell 1000 Index was down 12.80%, the NASDAQ Composite Index was down 24.84%, and the NASDAQ-100 Index tracking stock (QQQ) was down 32.92%.

Smaller capitalization stocks have outperformed in this volatile market. For the six months ending June 30, 2002, the Russell 2000 Index returned -4.69%. The financial services sector provided the largest contribution to the Index's return. The Consumer Discretionary and Materials and Processing sectors were distant runners up. During this period, the Russell 2000 Value Index beat the Russell 2000 Growth Index by almost 2,500 basis points (bps).

The Growth-led rally following the September 11th terrorist attacks ended upon the arrival of 2002. Investors' uncertainty in the market increased as concerns surrounding accounting transparencies and corporate fraud were brought to the forefront by the Enron debacle. The Russell 2000 Index retracted 600 bps during the first two months of 2002 with Value reasserting its dominance over Growth.

While the equities market retrenched, economic data continued to point toward recovery. The market experienced a three-week rally at the end of February as many consumer-related economic data for January came in better than expected. The main catalyst was the upwardly revised fourth quarter of 2001 Gross Domestic Product (GDP) number, which sent the market soaring. From the last week in February to mid-March, the Russell 2000 Index rose over 900 bps before taking a hiatus. For small-cap stocks, this was a growth-dominated rally driven primarily by technology. The Russell 2000 Index ended the first quarter up 400 bps.

As the first quarter of 2002 earnings season approached, negative announcements and less earnings visibility plagued many technology and biotech companies. Small-cap investors again embraced Value. May witnessed a further flight to quality as investors became more skittish about the economic recovery and leery of the quality of earnings. Volatility in the equities market began to increase and continued to do so throughout the month of June. Portfolios flowed out of the equity market forcing all the major indices down. Led by technology and biotech, the Russell 2000 Index was down over 800 bps for the second quarter.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, returned -6.95%, underperforming the benchmark, the Russell 2000 Index, which returned -4.70% over the same period.

PORTFOLIO SPECIFICS: Stock selection in the Healthcare and Technology sectors helped the Portfolio's performance. Stock selection in the Energy and Financial Services sectors was the largest negative contributor to performance. Significant underweight positions in the Consumer Discretionary and Financial Services sectors, prior to March 2002, hurt performance. A slight overweight in the Technology sector also hurt performance.

The largest individual positive contributors to performance during the period were Oratec, New Century Financial, and AMC Entertainment. The largest negative contributors were Mutual Risk Management, Digital River, and Earthlink.

MARKET OUTLOOK: We are optimistic that the Russell 2000 Index and small-cap stocks may continue to outperform in 2002. Earnings visibility seems more certain and long-term growth rates appear to be rising and may be more realistic for small-cap stocks. Economic recovery and low levels of volatility also bode well for small-cap stocks. Economic data continue to validate our belief that the economy may be slowly recovering. Once investors become more sanguine about the recovery and the quality of corporate financial reporting, we can potentially expect volatility in the equities market to decline. Therefore, we expect small-caps to continue to lead as the economy gradually expands.

During the second quarter of 2002, we significantly decreased the cash position. The current position is 3-5%, on average. We moved to an overweight position in the consumer discretionary sector, and a slight underweight position in the financial services sector. Given that volatility in the equities market appears to be increasing, we may continue to maintain tighter collars around our sector weights.

Since the start of the recovery, we have seen that optimism toward a sustainable economic recovery has been vacillating causing risk aversion to equities to go up and down. This fluctuation in risk aversion results in the growth/value tug-of-war we see in the Russell 2000 Index. Since it is not clear to us how long this tug-of-war will last, we have eliminated the value tilt developed in the Portfolio during 2001, and may maintain a style neutral position going forward to avoid being harmed by sudden upward or downward market moves.

                                                  ING VP SMALL COMPANY PORTFOLIO

PORTFOLIO
MANAGER'S REPORT
--------------------------------------------------------------------------------


                                AVERAGE ANNUAL TOTAL RETURNS
                             FOR THE PERIODS ENDED JUNE 30, 2002
                     ---------------------------------------------------
                                       SINCE INCEPTION   SINCE INCEPTION
                                         OF CLASS R        OF CLASS S
                     1 YEAR   5 YEAR      12/27/96          11/01/01
                     ------   ------      --------          --------
Class R              -8.27%    9.56%        11.82%              --
Class S                 --       --            --             2.92%
Russell 2000 Index   -8.60%    4.44%         5.88%(1)         9.01%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Small Company Portfolio against the Russell 2000 Index. The Index has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 01/01/97.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in growth-oriented and small-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.

                See accompanying index descriptions on page 19.

ING VP TECHNOLOGY PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Ronald E. Elijah and Roderick R. Berry, AIC Asset Management, LLC.

GOAL: The ING VP Technology Portfolio (formerly Aetna Technology VP) (the "Portfolio") seeks long-term capital appreciation by investing at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology industry sector.

MARKET OVERVIEW: During the first half of 2002, the technology market continued to struggle through a post-bubble bottoming process. While the NASDAQ Composite Index (NASDAQ), recorded a loss of 25.0% during this period, the larger capitalization stocks, as represented by the NASDAQ 100 Index, slid 33.3%. We continue to see a high level of volatility that has plagued the market since early 2001. Although recent economic data suggests that a full economic recovery may be underway, investors appear reluctant to accept the prospect of corporate profit improvement that should eventually follow.

After the autumn rally that followed the tragic events of September 11th, investors began to question the market's prospects and by mid-April equity prices began to fall. A number of worries gripped the market in mid-April. Concerns over the possibility of rising interest rates, further terrorist attacks, a further decline in corporate profits, as well as a weaker dollar conspired to erode investor confidence. Further clouding the picture is the political unrest in the Middle East as well as the front-page news regarding the proliferation of bad corporate accounting practices. With all of these uncertainties, it is not surprising that the NASDAQ now rests just slightly over the September 2001 low. However, an improving profit recovery cycle appears to be in place and this cycle may continue to gain momentum in the second half of 2002. As investors come to understand this, we expect equity markets to improve by year-end.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, returned -27.59% compared to the Goldman Sachs Technology Industry Composite Index, which returned -33.00% for the same period.

PORTFOLIO SPECIFICS: Based on the growing evidence of an economic recovery that we began to see at the end of last summer, the Portfolio was positioned with an over-weighting in the semiconductor sector -- the most cyclical sector of technology. At the end of June, the Portfolio was carrying a 30.0% weighting in the semiconductor sector. As has been historically true, the highly cyclical semiconductor sector significantly outperformed the NASDAQ during the early stages of the recovery. However, as the power of the economic recovery began to be called into question after the March quarter, semiconductor stocks traded down to market performers. With evidence of an economic recovery continuing to build, we believe semiconductor stocks may again outperform the broader-based market during the second half of 2002.

To moderate the volatility of the Portfolio, we reduced our weighting in the higher beta software sector while increasing the portfolio weighting in less volatile information technology services sector. During the entire period, the portfolio remained significantly under-weighted in the communication sector due to the continued lack of visibility.

MARKET OUTLOOK: Although recent economic data confirms that a full economic recovery appears to be underway, investors are maintaining a cautious investment approach until more evidence of a recovery emerges. Investors are behaving as if there is no recovery in progress, or perhaps that this recovery may not be accompanied by an expansion of corporate profits. Doubts of a recovery gained momentum in the June quarter, even though the signs of a normal economic recovery continued to build almost daily. We believe that investors' reluctance to trust the recovery is only natural, given the inflated expectations of both the economy and the equity markets of just two years ago.

Considering recent economic data, we believe a full U.S. economic upturn may be now underway and it should gain momentum in the months ahead. The U.S. unemployment rate remained in a holding pattern at 5.9% in June as non-farm payrolls expanded by 36,000. For the week ended June 29, unemployment claims dropped to 382,000, the lowest level in 15 months. Also, inventories continue to decline, indicating that the inventory-rebuilding phase of the economic recovery may still be in front of us. The manufacturing and trade inventory-to-sales ratio fell to 1.35 in April, the lowest level on record.

Of all the positive economic news, the manufacturing sector is revealing the most convincing data that a solid recovery may be in full force. After suffering its worst recession over the past 50 years, the Institute for Supply Management's (ISM) manufacturing index reported that business activity rose to
55.7 in May from 53.9 in April. A reading above 50 usually indicates an expanding economy. A reading of 55, if maintained, has historically been consistent with an overall GDP (Gross Domestic Product) growth of at least 4%. What is particularly encouraging about the ISM data was the breadth of the strength. The ISM's new orders index was the second highest on record and growing at a rate last seen in 1999, when the economy was strong. In addition, companies in the survey indicated that they believed markets were tightening. Delivery times in May were the longest since early 2000 and prices were firming, both positive signs for U.S. corporate revenue growth and profit improvement in the next few months.

In July 1999, the U.S. Federal Reserve began efforts to slow down the U.S. economy by raising interest rates. This strategy was designed to relieve both building inflationary pressures and an extremely overvalued stock market. As the economy began to slow in 2000, it caused the equity market to start to decline in March 2000. From an excessively overvalued peak in March 2000, the equity market has taken just over two years to decline to the low end of its last 20-year valuation levels. Reaching an under-valuation level is normal for the equity market during

                                                     ING VP TECHNOLOGY PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


periods of U.S. economic slowdown. Falling to under valuation is a necessary process for the equity market before it can bottom and begin its next recovery or "bull market."

Using the U.S. Federal Reserve's valuation model, the U.S. equity market now appears to be undervalued by 15 to 20%. With the 10-year yield at 4.75-4.80%, the fair market value for the S&P 500 Index P/E (price/earnings) multiple based on forward 12 month earnings is somewhere between 21 to 22 times earnings, which is higher than the market's current 17.6 P/E multiple. These figures are based upon an S&P 500 Index valuation of 989.82 (as of June 28, 2002 closing) and consensus forward S&P 500 Index earnings of $56 per share. Today's valuation is similar to the levels reached after the economic shock waves rippled through the equity markets following September 11th. The major difference between now and September 2001 is that the economy was trying to stabilize from a recession back then and it was uncertain what the full financial impact would be after the September 11th terrorist attacks. Today, the U.S. economy has stabilized and we believe it is now in the early stages of an economic recovery that should lead to equity market appreciation in the second half of 2002.

The dramatic decline in equity markets over the past two years is understandable. The markets were excessively overvalued; the U.S. economy slowed and eventually went into a 2001 recession. Although the recession was mild from a GDP measure, U.S. corporate profits suffered one of the steepest declines in the last 30 years. This decline in corporate profits in-turn led to one of the sharpest declines on record in U.S. capital expenditures. The terrorist attacks hit the U.S. economy with such force that it caused businesses to put all spending on hold from the end of 2001 through the first quarter of 2002. Recent economic data leads us to believe that things are now changing for the positive. The ISM Index is up, employment activity is beginning to pick up and the consumer continues to be an active supporter of the U.S. economy, all leading indicators.

Corporate profits are beginning to improve as well and have just turned up on a quarterly basis for the S&P 500 Index in the March quarter. Corporate net cash flows have also turned up significantly in the last six months. Further, capacity utilization has bottomed and begun to turn up. Historically, capital expenditure programs pick up two quarters after an upturn in corporate profits and a turn in capacity utilization. More importantly, this economic activity is taking place during an undervalued U.S. equity market.

We look towards the second half of 2002 for a continued U.S. economic upturn and for a significant pick up in U.S. capital expenditures, which we believe should lead to a dramatic upturn in technology stocks. We believe investors are underestimating the strength of the coming growth in capital expenditures. The second half capital expenditure boost may feel the normal seasonal forces that exert themselves in the second half of the year as well as the cyclical forces from the economic recovery that is now underway, something that investors do not yet recognize.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                            FOR THE PERIODS ENDED JUNE 30, 2002
                                                       ----------------------------------------------
                                                                   SINCE INCEPTION    SINCE INCEPTION
                                                                     OF CLASS R         OF CLASS S
                                                       1 YEAR         05/01/00           11/01/01
                                                       ------         --------           --------
Class R                                                -34.92%         -40.17%                --
Class S                                                    --              --             -19.91%
Goldman Sachs Technology Industry Composite Index      -42.46%         -44.29%            -22.96%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Technology Portfolio against the Goldman Sachs Technology Industry Composite Index. The Index has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities and maintaining a non-diversified portfolio.

                See accompanying index descriptions on page 19.

ING VP VALUE OPPORTUNITY PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGER'S REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT: John F. McKenna, CFA, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Value Opportunity Portfolio (formerly Aetna Value Opportunity
VP) (the "Portfolio") seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

MARKET OVERVIEW: Performance for the U.S. stock market was negative for the six-month period ended June 30, 2002. Small- and mid-cap stocks suffered the least, with the Russell 2000 Small Cap Index and the S&P MidCap 400 Index down 4.70% and 3.21%, respectively. Large-cap stocks were down further, with the S&P 500 Index losing 13.16% and the Dow Jones Industrial Average dropping 6.91%. The S&P 500 Index sectors showing positive returns for the period were materials, consumer staples and energy, while sectors such as telecom services and technology saw notable negative returns. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, rose 3.79%. Overseas markets were mostly lower with the MSCI Europe, Australia and Far East (EAFE) Index down 1.38%.

Driving this performance were a variety of factors, notably: uncertainty as to the state of the economy and later in the period, the strength of the economic recovery; unease surrounding corporate accounting, unearthed first by the Enron/Arthur Andersen incident and extended by further disclosures by firms in many industries; lack of confidence in the recovery of corporate profits; concerns over equity valuations; and, anxiety over Middle East violence and increased tensions between India and Pakistan.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, declined 10.34%, outperforming the benchmark, the S&P 500 Index which declined 13.16% during the same period. Value stocks outpaced growth stocks during the period due primarily to weakness in the Technology and Telecommunications sectors, which are usually more heavily weighted in growth portfolios. Meanwhile, traditional value sectors including Basic Materials and Consumer Staples performed well relative to the broader market.

PORTFOLIO SPECIFICS: Strong stock selection in the Healthcare and Technology sectors helped the Portfolio's relative performance. Specifically, our holdings in Anthem Inc. and Varian Medical Systems rose 36% and 14%, respectively, during the period reflecting strong business fundamentals and investors' appetite for stable earnings growth. In the Technology sector, we captured a 16% rise in shares of Intuit Inc, while avoiding a number of sharp declines including Sun Microsystems and Nortel Networks, which declined 59% and 81%, respectively.

On the negative side, our underweight position in the Consumer Staples and Basic Materials sectors hurt the Portfolio's relative performance as these were the top performing sectors during the period. We missed significant moves in shares of Coca Cola and Procter & Gamble, which rose 20% and 15%, respectively. Similarly, we missed upward moves in large, basic materials producers such as Dow Chemical, DuPont, and International Paper.

MARKET OUTLOOK: We continue to see many signs that the U.S. economy appears to be strengthening. In particular, the Manufacturing sector has seen a positive rebound in new orders, weekly jobless claims have begun to stabilize, and new home sales continue to rise. Furthermore, corporate profit growth has turned positive, albeit at a modest pace. However, a crisis of confidence continues to hold down stocks. The market has fixated on corporate governance and accounting issues in the wake of the Enron and WorldCom scandals. Geopolitical tensions also continue to weigh on the market. While these are legitimate concerns, we believe that current valuations adequately discount many of these issues. Continued economic expansion, combined with a restoration of investor confidence, should set a very positive backdrop for the equity markets in the coming months. As always, we continue to invest in companies with positive fundamentals, strong market positions, and attractive valuations.

                                              ING VP VALUE OPPORTUNITY PORTFOLIO

PORTFOLIO
MANAGER'S REPORT
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURNS
                        FOR THE PERIODS ENDED JUNE 30, 2002
                ---------------------------------------------------
                                  SINCE INCEPTION   SINCE INCEPTION
                                    OF CLASS R        OF CLASS S
                1 YEAR   5 YEAR      12/13/96          07/16/01
                ------   ------      --------          --------
Class R         -18.96%   8.66%        11.89%               --
Class S             --      --            --            -18.33%
S&P 500 Index   -17.99%   3.66%         6.41%(1)        -17.17%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Value Opportunity Portfolio against the S&P 500 Index. The Index has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/96.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 19.

ING VP BALANCED PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Neil Kochen, Executive Vice President and Chief Investment Officer; Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus Investment Management, Inc.

GOAL: The ING VP Balanced Portfolio (the "Portfolio", formerly Aetna Balanced
VP) seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents.

MARKET OVERVIEW: Performance for the U.S. stock market was negative for the six-month period ended June 30, 2002. Small- and mid-cap stocks suffered the least, with the Russell 2000 Small Cap Index and the S&P MidCap 400 Index down 4.70% and 3.21%, respectively. Large-cap stocks were down further, with the S&P 500 Index losing 13.16% and the Dow Jones Industrial Average dropping 6.91%. The S&P 500 Index sectors showing positive returns for the period were materials, consumer staples and energy, while sectors such as telecom services and technology saw notable negative returns. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, rose 3.79%.

Driving this performance were a variety of factors, notably: uncertainty as to the state of the economy and later in the period, the strength of the economic recovery; unease surrounding corporate accounting, unearthed first by the Enron/Arthur Andersen incident and extended by further disclosures by firms in many industries; lack of confidence in the recovery of corporate profits; concerns over equity valuations; and, anxiety over Middle East violence and increased tensions between India and Pakistan.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, returned -5.46% compared to the Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index), which returned -7.77% over the same time period.

PORTFOLIO SPECIFICS: The main driver of performance for the period was strong equity security selection, particularly in the large-cap Telecommunication Services and Technology sectors and in the small-cap Consumer Discretionary and Financial sectors. Additionally, positive sector allocation in the small-cap telecom services and materials sectors added to performance. Offsetting these positive factors were a modest overweight of large-cap technology stocks and adverse security selection in small-cap telecom services. Overall, our exposure to small-cap stocks benefited the Portfolio, as this asset class outperformed large-cap stocks during the period.

The Portfolio's underlying bond component underperformed the Lehman Brothers Aggregate Bond Index due to adverse corporate issue selection as several industrial issues, primarily in the telecom sector, performed poorly. These credits were negatively impacted by accounting concerns and the downgrade to below investment grade of WorldCom, a telecom company held in the portfolio through the early portion of the second quarter and subsequently sold. The Portfolio's overweighting of mortgage-backed securities benefited performance as mortgage backed securities outperformed the U.S. Treasuries during the period.

MARKET OUTLOOK: In devising our market outlook, we focus on the relative strength of the economic recovery and the rebound of corporate profits. The economy appears to be on more solid footing than it was in late 2001, with improvements in Gross Domestic Product (GDP), consumer confidence, and in the Industrial sector. On top of those positives, we continue to benefit from low inflation, stimulative fiscal policy and a Fed funds rate that remains at a 40 year low with only modest potential increases on the horizon. Other elements of the economy are more troubling, with unemployment on the rise, oil and other commodities volatile, and retail sales which, while still improving, seem to be exhibiting a diminished rate of growth.

On top of continued economic uncertainty are the issues of geopolitical uncertainty, questionable corporate governance and what some consider to be high equity valuations. All this has lead to an apparent investor paralysis, a condition in which a lack of vision (or conviction) causes investors to sit on the sidelines until the future can be seen a little more clearly.

This seemingly directionless market phase may continue until the fog lifts and some of these non-economic issues get resolved. But the economy seems to be in a growth mode, and although it may be slow growth, when all is said and done, extended slow growth may be quite desirable for financial markets. We continue to see opportunities in selected sectors, just as we have for the past six months. We may continue to try to exploit those opportunities using the disciplined method of security selection that we believe has served us well in the past.

                                                       ING VP BALANCED PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                 AVERAGE ANNUAL TOTAL RETURNS
                                              FOR THE PERIODS ENDED JUNE 30, 2002
                                             -------------------------------------
                                               1 YEAR       5 YEAR       10 YEAR
                                               ------       ------       -------
Class R                                         -6.58%       5.87%         9.33%
S&P 500 Index                                  -17.99%       3.66%        11.43%
Lehman Brothers Aggregate Bond Index             8.63%       7.57%         7.35%
Composite Index (60% S&P 500 Index/
  40% Lehman Brothers Aggregate Bond Index)     -7.77%       5.65%        10.05%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Balanced Portfolio against the S&P 500 Index, Lehman Brothers Aggregate Bond Index and Composite Index (60% S&P 500 Index, 40% Lehman Brothers Aggregate Bond Index). The Indices have an inherent performance advantage over the Portfolio since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                See accompanying index descriptions on page 19.

ING VP GROWTH AND INCOME PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGER'S REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT: Donald Townswick, CFA Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: ING VP Growth and Income Portfolio (formerly Aetna Growth & Income VP) (the "Portfolio") seeks to maximize total return through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.

MARKET OVERVIEW: The Russell 1000 Growth Index declined throughout the first half due in part to continued fears associated with terrorism, accounting fraud, and doubts regarding the earnings growth trajectory for the remainder of the year. Early cyclical and defensive sectors performed best throughout the first half of the year due in part to the belief that interest rates may remain at low levels due to the absence of an imminent inflationary economic upturn. Late-cycle stocks such as producer durables and technology, continued to under-perform due to general malaise in capital good purchases that translated into sharp earnings estimate cuts.

Generalized investor fears regarding overall earnings quality (due to the high profile accounting frauds of Enron and Worldcom) have significantly increased the risk premium of the equity market. These events may cause investors to further scrutinize company's earnings and balance sheet statements, potentially leading to more volatility as well as risk aversion for the foreseeable future.

Declining investor confidence due to concerns over corporate accounting drove the stock market down during the first half of 2002. The S&P 500 Index was down over 13%, the tech-heavy NASDAQ Composite Index was down 24.8% and the Russell 2000 Index was down 4.7%. Positive stock selection results and disciplined risk controls helped the Portfolio to outperform during this very volatile first half.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, returned -12.18% compared to the S&P 500 Index which returned -13.16% over the same period.

PORTFOLIO SPECIFICS: The Portfolio's outperformance was mostly the result of strong stock selection, particularly in the Finance and Healthcare sectors. In Finance, thrifts such as Greenpoint Financial, Golden State Bancorp and Washington Mutual had a positive impact on the Portfolio's performance. This was the strongest group in the sector as they benefited from the historically steep yield curve. In addition, Golden State Bancorp stock rose considerably after Citigroup announced plans to acquire the California thrift. The Portfolio's overweight position in Citigroup however, did not help performance as the stock declined during the period.

In Healthcare, the Portfolio was helped by not owning pharmaceutical companies such as Bristol-Myers Squibb and Eli Lilly and by owning hospital management companies like Universal Health and HCA, where strong pricing power helped this industry to outperform the overall market.

Asset allocation decisions had a slightly negative effect on performance during the period. An overweight position in Technology, the worst performing sector, and an underweight position in Energy, detracted from performance. On the other hand, an overweight position in Consumer Staples had a positive impact on performance.

MARKET OUTLOOK: During the first half of 2002, smaller stocks tended to fare better than larger stocks and low-beta, value stocks outperformed high-beta, growth stocks. It is not clear how long this trend may continue and we expect the stock market to continue to experience the high volatility and big swings in growth vs. value dominance we have seen so far this year. For this reason, the Portfolio may continue to apply risk controls to size, beta and style and continue to focus on adding value through stock selection.

                                              ING VP GROWTH AND INCOME PORTFOLIO

PORTFOLIO
MANAGER'S REPORT
--------------------------------------------------------------------------------


                         AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE PERIODS ENDED JUNE 30, 2002
                     -------------------------------------
                       1 YEAR       5 YEAR       10 YEAR
                       ------       ------       -------
Class R                -20.42%      -0.99%         7.66%
S&P 500 Index          -17.99%       3.66%        11.43%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Growth and Income Portfolio against the S&P 500 Index. The Index has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 19.

ING VP BOND PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Steven Huber, Senior Vice President and Director of Fixed Income, leads a team of fixed income specialists, Aeltus Investment Management, Inc.

GOAL: The ING VP Bond Portfolio (the "Portfolio", formerly Aetna Bond VP) seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U. S. Government, its agencies or instrumentalities.

MARKET OVERVIEW: The Lehman Brothers Aggregate Bond Index returned 3.79% for the first six months of the year. Nearly all of this return occurred in the second quarter as investors reduced their expectations for Fed tightening leading to declines in interest rates. At the sector level, mortgage-backed securities exhibited strong performance, especially early in the year when interest rates were rising and prepayment risk declining. Corporate bonds lagged due to accounting and business concerns, with the telecom sector especially hard hit. Downgrades of some large issuers to below investment grade and selling of these issues caused further price deterioration across the corporate sector.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, returned 2.70% compared to the Lehman Brothers Aggregate Bond Index, which returned 3.79% over the same time period.

PORTFOLIO SPECIFICS: The underperformance was caused by corporate issue selection as several industrial issues, primarily in the telecom sector, performed poorly. These credits were negatively impacted by accounting concerns and the downgrade to below investment grade of WorldCom, a telecom company held in the portfolio through the early portion of the second quarter and subsequently sold. The Portfolio's overweighting of mortgage-backed securities
(MBS) benefited performance as MBS outperformed Treasuries during this period. The Portfolio's 3% investment in an instrument that appreciates as the Euro appreciates against the U.S. dollar also benefited performance.

We reduced corporate exposure during the second quarter due to economic and accounting uncertainties. We are underweight corporates and are conservatively positioned with an underweight in BBB rated securities. We have a modest 2% position in the high yield sector. We remain overweight mortgage-backed securities and underweight agency securities as the MBS sector has more attractive risk-adjusted expected returns.

We are neutral duration as bond yields reflect economic fundamentals. Yield curve exposure is also neutral.

MARKET OUTLOOK: The U.S. economy, which is the ultimate source of U.S. corporate earnings growth, appears to be expanding. Eventually the growing gap between healthy economic growth and weak financial markets must be resolved. As economic growth is occurring globally, not just here in the U.S., we believe strong earnings growth may prevail over the host of negative psychological influences on our markets. Now that attention is being turned to accounting quality, accounting integrity should improve. The weaker dollar is a boon for U.S. exporters and may allow greater domestic pricing power as imported goods become more expensive. While the risks of terrorism can never be eliminated, the national focus on fighting this threat should serve to reduce future threats.

                                                           ING VP BOND PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                             AVERAGE ANNUAL TOTAL RETURNS
                                          FOR THE PERIODS ENDED JUNE 30, 2002
                                      -------------------------------------------
                                                                  SINCE INCEPTION
                                      1 YEAR   5 YEAR   10 YEAR       5/3/02
                                      ------   ------   -------       ------
Class R                                7.37%    6.69%    6.74%           --
Class S                                  --       --       --          1.53%
Lehman Brothers Aggregate Bond Index   8.63%    7.57%    7.35%         1.72%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Bond Portfolio against the Lehman Brothers Aggregate Bond Index. The Index has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/02.

PRINCIPAL RISK FACTOR(S): Credit, interest rate, repayment and other risks that accompany an investment in fixed income securities. May be sensitive to credit risk during economic downturns.

                See accompanying index descriptions on page 19.

ING VP MONEY MARKET PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGER'S REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT: Lennart Carlson, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Money Market Portfolio (formerly Aetna Money Market VP) (the "Portfolio") seeks to provide high current return, consistent with preservation of capital and liquidity through investment in high quality money market instruments.

MARKET OVERVIEW: The first half of this year has been marked by a continual tempering of expectations for a quick economic recovery and increasing inflation. Softer second quarter data, combined with the continued malaise in equity markets and the dollar, have encouraged a growing expectation that prospects for a Fed tightening may be coming more distant. Credit concerns remain in the forefront, as pharmaceutical companies join the Auto, Utility and Telecommunications sectors in being pressured by accounting irregularities, corporate governance and earnings concerns. As the equity market continues to dig lower, bond market participants have raised the possibility of a Fed easing.

With the gloomy credit outlook causing a flight to quality and subdued expectations of an FOMC (Federal Open Market Committee) tightening, commercial paper spreads to Treasury Bills narrowed and the money market yield curve flattened. The ongoing commercial paper supply/demand imbalance continues to keep spreads between quality classes tight as well.

PORTFOLIO SPECIFICS: A consistent overweighting in asset-backed notes and a strong weighting of floating rate instruments contributed positively to performance. We also lowered the Portfolio's weighted average maturity to a neutral level relative to our peers by keeping the majority of our purchases within the 30-day maturity range. Finally, we bought securities in the three-to six-month range whenever technical factors caused rates to rise temporarily.

MARKET OUTLOOK: Although bond market participants continue to assess economic fundamentals and interest rate prospects, both credit quality and stock market deterioration may be beginning to weigh foremost on investors. We expect the Fed to remain neutral for the foreseeable future, at least until the stock market has stabilized and the economic recovery accelerates. We intend to maintain an overweighting in asset-backed notes in order to help enhance yield and preserve credit rating stability until the economy turns around. We expect to keep our weighted average maturity neutral, given the generally low levels of rates and the potential for increased yields. Finally, we aim to increase our weighting in floating rate instruments so that increases in interest rates can potentially be reflected quickly in the Portfolio.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a widely recognized index of 500 common stocks.

THE DOW JONES INDUSTRIAL AVERAGE is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000 INDEX consists of the smallest 2000 companies in the Russell 3000 Index.

The GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE INDEX is a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is an index of fixed income securities.

The MSCI EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

The NASDAQ COMPOSITE INDEX is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks.

The NASDAQ 100 INDEX is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the Nasdaq.

The RUSSELL 2000 VALUE INDEX is an index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000 GROWTH INDEX is an index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The S&P MIDCAP 400 INDEX is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. Stock market.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                               ING VP               ING VP              ING VP              ING VP
                                           INTERNATIONAL            GROWTH          SMALL COMPANY         TECHNOLOGY
                                          EQUITY PORTFOLIO        PORTFOLIO           PORTFOLIO           PORTFOLIO
                                          ----------------        ---------           ---------           ---------
ASSETS:
Investments in securities at value*        $   41,053,685       $  242,413,054      $  349,213,135      $   45,361,447
Short-term investments at amortized
  cost                                          2,511,000            7,828,000          27,099,000           8,839,000
Cash                                                   54                  650                 735                 898
Cash (Collateral for futures)                          --                   --           1,392,000                  --
Foreign currencies at value**                   1,631,262                   --                  --                  --
Receivables:
  Investment securities sold                    3,218,795                   --          10,337,230                  --
  Dividends and interest                          141,034              163,842             298,420              11,416
  Futures variation margin                             --                   --             116,000                  --
  Other                                             7,955                   --                 967               7,032
Prepaid expenses                                       --                  555                 622                  93
Reimbursement due from manager                     15,625                   --                  --                  --
                                           --------------       --------------      --------------      --------------
  Total assets                                 48,579,410          250,406,101         388,458,109          54,219,886
                                           --------------       --------------      --------------      --------------
LIABILITIES:
Payable for investment securities
  purchased                                     3,742,123            7,516,632          11,965,536                  --
Payable for fund shares redeemed                1,083,694                   --                  --                  --
Payable to affiliates                              33,580              126,200             230,776              43,662
Other accrued expenses and
  liabilities                                      63,909               26,128              34,233              12,023
                                           --------------       --------------      --------------      --------------
  Total liabilities                             4,923,306            7,668,960          12,230,545              55,685
                                           --------------       --------------      --------------      --------------
NET ASSETS                                 $   43,656,104       $  242,737,141      $  376,227,564      $   54,164,201
                                           ==============       ==============      ==============      ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                            $   70,425,944       $  453,038,185      $  385,725,388      $  113,230,606
Accumulated net investment income
  (loss)                                          261,672             (202,742)          1,967,716            (272,578)
Accumulated net realized loss on
  investments, futures and foreign
  currencies                                  (26,404,549)        (184,857,695)        (10,432,536)        (49,011,422)
Net unrealized depreciation of
  investments, futures and foreign
  currencies                                     (626,963)         (25,240,607)         (1,033,004)         (9,782,405)
                                           --------------       --------------      --------------      --------------
NET ASSETS                                 $   43,656,104       $  242,737,141      $  376,227,564      $   54,164,201
                                           ==============       ==============      ==============      ==============
* Cost of securities                       $   41,743,400       $  267,653,661      $  350,333,122      $   55,143,852
**Cost of foreign currencies               $    1,574,041       $           --      $           --      $           --
CLASS R:
  Net assets                               $   43,646,548       $  242,715,532      $  376,065,845      $   54,155,835
  Share authorized                          2,000,000,000        2,000,000,000       2,000,000,000       2,000,000,000
  Par value                                $        0.001       $        0.001      $        0.001      $        0.001
  Shares outstanding                            6,198,381           30,357,519          24,229,405          16,496,380
  Net asset value and redemption
    price per share                        $         7.04       $         8.00      $        15.52      $         3.28
CLASS S:
  Net assets                               $        9,556       $       21,609      $      161,719      $        8,366
  Share authorized                            100,000,000          100,000,000         100,000,000         100,000,000
  Par value                                $        0.001       $        0.001      $        0.001      $        0.001
  Shares outstanding                                1,355                2,708              10,434               2,551
  Net asset value and redemption
    price per share                        $         7.05       $         7.98      $        15.50      $         3.28

                                           ING VP
                                      VALUE OPPORTUNITY
                                          PORTFOLIO
                                          ---------
ASSETS:
Investments in securities at value*    $  233,222,905
Short-term investments at amortized
  cost                                      6,890,000
Cash                                          130,450
Cash (Collateral for futures)                      --
Foreign currencies at value**                      --
Receivables:
  Investment securities sold                       --
  Dividends and interest                           --
  Futures variation margin                         --
  Other                                            --
Prepaid expenses                                  435
Reimbursement due from manager                     --
                                       --------------
  Total assets                            240,243,790
                                       --------------
LIABILITIES:
Payable for investment securities
  purchased                                        --
Payable for fund shares redeemed                   --
Payable to affiliates                         122,844
Other accrued expenses and
  liabilities                                  26,569
                                       --------------
  Total liabilities                           149,413
                                       --------------
NET ASSETS                             $  240,094,377
                                       ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                        $  279,923,114
Accumulated net investment income
  (loss)                                    1,383,836
Accumulated net realized loss on
  investments, futures and foreign
  currencies                              (26,141,835)
Net unrealized depreciation of
  investments, futures and foreign
  currencies                              (15,070,738)
                                       --------------
NET ASSETS                             $  240,094,377
                                       ==============
* Cost of securities                   $  248,293,643
**Cost of foreign currencies           $           --
CLASS R:
  Net assets                           $  239,015,094
  Share authorized                      2,000,000,000
  Par value                            $        0.001
  Shares outstanding                       20,126,491
  Net asset value and redemption
    price per share                    $        11.88
CLASS S:
  Net assets                           $    1,079,283
  Share authorized                       100, 000,000
  Par value                            $        0.001
  Shares outstanding                           91,067
  Net asset value and redemption
    price per share                    $        11.85

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                        ING VP               ING VP                ING VP              ING VP
                                                       BALANCED         GROWTH AND INCOME           BOND            MONEY MARKET
                                                      PORTFOLIO             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                      ---------             ---------            ---------           ---------
ASSETS:
Investments in securities at value*                 $1,346,215,816       $4,503,291,670        $  983,813,999      $   72,986,958
Short-term investments at amortized cost               221,017,386           53,700,040           303,131,470       1,441,502,741
Cash                                                       216,751                  521               251,152               2,262
Cash (Collateral for futures)                              694,025                   --             1,075,278                  --
Foreign currencies at value**                                   --           13,834,178                    --                  --
Receivables:
  Investment securities sold                            90,501,099           58,118,337            40,530,801                  --
  Dividends and interest                                 5,949,126            5,352,157             9,589,056           2,574,756
  Futures variation margin                                  50,000                   --                63,000                  --
  Other                                                        146                  947                   218                  --
Unrealized appreciation on forward foreign
  currency contracts                                            --              850,898                    --                  --
Prepaid expenses                                             3,093               10,008                 2,186               3,471
                                                    --------------       --------------        --------------      --------------
  Total assets                                       1,664,647,442        4,635,158,756         1,338,457,160       1,517,070,188
                                                    --------------       --------------        --------------      --------------
LIABILITIES:
Payable for investment securities purchased            217,917,757            8,768,576           313,257,462          45,000,000
Payable to affiliates                                      624,620            2,037,095               353,980             343,990
Unrealized depreciation on forward foreign
  currency contracts                                            --              850,905                    --                  --
Other accrued expenses and liabilities                     116,867              463,572               283,832             289,178
                                                    --------------       --------------        --------------      --------------
  Total liabilities                                    218,659,244           12,120,148           313,895,274          45,633,168
                                                    --------------       --------------        --------------      --------------
NET ASSETS                                          $1,445,988,198       $4,623,038,608        $1,024,561,886      $1,471,437,020
                                                    ==============       ==============        ==============      ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                     $1,613,332,683       $7,227,338,813        $  992,976,658      $1,462,629,001
Accumulated net investment income                       30,628,429           18,115,342            21,900,998          13,062,159
Accumulated net realized loss on investments,
  futures and foreign currencies                      (156,402,950)      (2,550,718,372)           (6,209,379)         (4,530,707)
Net unrealized appreciation (depreciation) of
  investments, futures and foreign currencies          (41,569,964)         (71,697,175)           15,893,609             276,567
                                                    --------------       --------------        --------------      --------------
NET ASSETS                                          $1,445,988,198       $4,623,038,608        $1,024,561,886      $1,471,437,020
                                                    ==============       ==============        ==============      ==============
* Cost of securities                                $1,385,567,845       $4,575,249,800        $  964,673,155      $   72,992,499
**Cost of foreign currencies                        $           --       $   13,517,314        $           --      $           --
CLASS R:
  Net assets                                        $1,445,988,198       $4,623,038,608        $1,020,456,745      $1,471,437,020
  Share authorized                                   2,000,000,000            unlimited             unlimited           unlimited
  Par value                                         $        0.001       $        1.000        $        1.000      $        1.000
  Shares outstanding                                   126,526,430          269,470,589            76,725,609         113,815,582
  Net asset value and redemption price per
    share                                           $        11.43       $        17.16        $        13.30      $        12.93
CLASS S:
  Net assets                                                   n/a                  n/a        $    4,105,141                 n/a
  Share authorized                                             n/a                  n/a             unlimited                 n/a
  Par value                                                    n/a                  n/a        $        1.000                 n/a
  Shares outstanding                                           n/a                  n/a               308,568                 n/a
  Net asset value and redemption price per
    share                                                      n/a                  n/a        $        13.30                 n/a

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                                                    ING VP                              ING VP
                                              ING VP              ING VP            SMALL             ING VP            VALUE
                                          INTERNATIONAL           GROWTH           COMPANY          TECHNOLOGY       OPPORTUNITY
                                         EQUITY PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                         ----------------       ---------         ---------         ---------         ---------
INVESTMENT INCOME:
 Dividends, net of foreign taxes*          $   380,463         $    719,839      $  1,595,312      $     29,856      $  1,101,599
 Interest                                       27,068               68,120           355,459            52,802           162,875
                                           -----------         ------------      ------------      ------------      ------------
   Total investment income                     407,531              787,959         1,950,771            82,658         1,264,474
                                           -----------         ------------      ------------      ------------      ------------
EXPENSES:
 Investment management fees                    195,171              848,281         1,377,060           314,431           708,322
 Distribution fees:
   Class S                                          11                   17                76                13               883
 Transfer agent fees                             3,074                3,062             3,060             3,073             4,822
 Administrative and service fees                14,979               92,306           118,380            21,657            76,204
 Shareholder reporting fees                      3,083                8,308             8,984             1,984             6,681
 Registration and filing fees                      204                1,383             4,712             1,199                --
 Professional fees                              12,008               10,160            10,187            10,759             9,751
 Custody and accounting fees                    66,379               18,354            29,952               826            18,510
 Directors' fees                                   808                4,890             6,402               933             4,407
 Insurance fees                                    446                  959             1,198               152               829
 Miscellaneous fees                              1,497                2,981             2,149               209             1,069
                                           -----------         ------------      ------------      ------------      ------------
   Total expenses                              297,660              990,701         1,562,160           355,236           831,478
                                           -----------         ------------      ------------      ------------      ------------
 Less:
   Waived and reimbursed fees                   58,095                   --                --                --                --
                                           -----------         ------------      ------------      ------------      ------------
   Net expenses                                239,565              990,701         1,562,160           355,236           831,478
                                           -----------         ------------      ------------      ------------      ------------
 Net investment income (loss)                  167,966             (202,742)          388,611          (272,578)          432,996
                                           -----------         ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS, FUTURES AND
 FOREIGN CURRENCIES:
 Net realized gain (loss) on:
   Investments                              (2,690,869)         (22,460,141)       (5,213,493)       (6,734,885)       (9,817,645)
   Futures and forward foreign
     currency exchange contracts              (142,634)                  --         1,578,262                --            87,304
   Foreign currency related
     transactions                              113,653                   --                --                --                --
                                           -----------         ------------      ------------      ------------      ------------
 Net realized loss                          (2,719,850)         (22,460,141)       (3,635,231)       (6,734,885)       (9,730,341)
 Net change in unrealized
   depreciation on investments,
   futures and foreign currencies           (2,593,194)         (28,659,353)      (23,609,617)      (13,940,363)      (17,296,372)
                                           -----------         ------------      ------------      ------------      ------------
 Net realized and unrealized loss
   on investments, futures and
   foreign currencies                       (5,313,044)         (51,119,494)      (27,244,848)      (20,675,248)      (27,026,713)
                                           -----------         ------------      ------------      ------------      ------------
DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                           $(5,145,078)        $(51,322,236)     $(26,856,237)     $(20,947,826)     $(26,593,717)
                                           ===========         ============      ============      ============      ============
* Foreign taxes                            $    56,051         $         --      $     83,831      $      1,802      $         --

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                                                    ING VP                              ING VP
                                                                ING VP            GROWTH AND                             MONEY
                                                               BALANCED             INCOME          ING VP BOND         MARKET
                                                               PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                               ---------          ---------          ---------         ---------
INVESTMENT INCOME:
 Dividends, net of foreign taxes*                            $   6,021,810      $   31,618,236      $         --      $        --
 Interest                                                       14,818,314           2,009,366        24,149,127       15,533,290
                                                             -------------      --------------      ------------      -----------
   Total investment income                                      20,840,124          33,627,602        24,149,127       15,533,290
                                                             -------------      --------------      ------------      -----------
EXPENSES:
 Investment management fees                                      3,783,398          13,002,093         1,996,604        1,821,248
 Distribution fees:
   Class S                                                              --                  --               496               --
 Transfer agent fees                                                 1,586               8,472             7,315            1,580
 Administrative and service fees                                   492,291           1,659,928           324,261          473,489
 Shareholder reporting fees                                         24,398              82,521            18,333           25,230
 Professional fees                                                  29,533              83,447            22,423           20,934
 Custody and accounting fees                                       111,141             381,463            64,819           75,390
 Directors' fees                                                    25,936              71,619            21,009           31,469
 Insurance fees                                                      5,696              17,512             4,400            6,873
 Miscellaneous fees                                                  7,343              52,109             7,766            2,410
                                                             -------------      --------------      ------------      -----------
   Net expenses                                                  4,481,322          15,359,164         2,467,426        2,458,623
                                                             -------------      --------------      ------------      -----------
 Net investment income                                          16,358,802          18,268,438        21,681,701       13,074,667
                                                             -------------      --------------      ------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FUTURES AND FOREIGN CURRENCIES:
 Net realized gain (loss) on:
   Investments                                                 (57,934,301)       (192,595,345)       (9,215,580)              --
   Futures and forward foreign currency exchange
     contracts                                                  (1,418,443)           (484,370)       (2,120,992)              --
   Foreign currency related transactions                            21,488           1,629,666            40,015               --
                                                             -------------      --------------      ------------      -----------
 Net realized loss                                             (59,331,256)       (191,450,049)      (11,296,557)              --
 Net change in unrealized appreciation (depreciation) on
   investments, futures and foreign currencies                 (42,387,182)       (482,899,983)       16,454,858         (362,163)
                                                             -------------      --------------      ------------      -----------
 Net realized and unrealized gain (loss) on investments,
   futures and foreign currencies                             (101,718,438)       (674,350,032)        5,158,301         (362,163)
                                                             -------------      --------------      ------------      -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                  $ (85,359,636)     $ (656,081,594)     $ 26,840,002      $12,712,504
                                                             =============      ==============      ============      ===========
* Foreign taxes                                              $      25,036      $       43,104      $         --      $        --

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                    ING VP INTERNATIONAL
                                                                      EQUITY PORTFOLIO             ING VP GROWTH PORTFOLIO
                                                                ----------------------------    -----------------------------
                                                                 SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                   ENDED           ENDED           ENDED            ENDED
                                                                  JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                    2002            2001            2002            2001
                                                                    ----            ----            ----            ----
FROM OPERATIONS:
Net investment income (loss)                                    $    167,966    $    117,514    $   (202,742)   $    (288,243)
Net realized loss on investments, futures and foreign
  currencies                                                      (2,719,850)    (17,618,597)    (22,460,141)    (155,880,656)
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                     (2,593,194)      3,823,993     (28,659,353)      31,166,696
                                                                ------------    ------------    ------------    -------------
Net decrease in net assets resulting from operations              (5,145,078)    (13,677,090)    (51,322,236)    (125,002,203)
                                                                ------------    ------------    ------------    -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                                 --         (50,990)             --         (255,312)
Net realized gain from investments:
  Class R                                                                 --          (6,953)             --      (44,808,763)
                                                                ------------    ------------    ------------    -------------
Total distributions                                                       --         (57,943)             --      (45,064,075)
                                                                ------------    ------------    ------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  40,722,233      89,100,877      28,061,895      101,110,395
Shares resulting from dividend reinvestments                              --          57,943              --       45,064,075
                                                                ------------    ------------    ------------    -------------
                                                                  40,722,233      89,158,820      28,061,895      146,174,470
Cost of shares redeemed                                          (40,584,182)    (78,970,794)    (39,637,076)    (131,051,904)
                                                                ------------    ------------    ------------    -------------
Net increase (decrease) in net assets resulting from capital
  share transactions                                                 138,051      10,188,026     (11,575,181)      15,122,566
                                                                ------------    ------------    ------------    -------------
Net decrease in net assets                                        (5,007,027)     (3,547,007)    (62,897,417)    (154,943,712)
NET ASSETS:
Beginning of period                                               48,663,131      52,210,138     305,634,558      460,578,270
                                                                ------------    ------------    ------------    -------------
End of period                                                   $ 43,656,104    $ 48,663,131    $242,737,141    $ 305,634,558
                                                                ============    ============    ============    =============
Accumulated net investment income (loss) at end of period       $    261,672    $     93,706    $   (202,742)   $          --
                                                                ============    ============    ============    =============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                ING VP SMALL COMPANY PORTFOLIO     ING VP TECHNOLOGY PORTFOLIO
                                                                -------------------------------    ----------------------------
                                                                 SIX MONTHS           YEAR          SIX MONTHS         YEAR
                                                                    ENDED            ENDED            ENDED           ENDED
                                                                  JUNE 30,        DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                                                    2002              2001             2002            2001
                                                                    ----              ----             ----            ----
FROM OPERATIONS:
Net investment income (loss)                                    $    388,611     $   1,600,459     $   (272,578)   $   (259,407)
Net realized loss on investments, futures and foreign
  currencies                                                      (3,635,231)       (3,170,863)      (6,734,885)    (28,057,857)
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                    (23,609,617)       13,543,313      (13,940,363)     13,595,472
                                                                ------------     -------------     ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                     (26,856,237)       11,972,909      (20,947,826)    (14,721,792)
                                                                ------------     -------------     ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                                 --        (1,941,527)              --              --
Net realized gain from investments:
  Class R                                                                 --        (9,501,885)              --              --
                                                                ------------     -------------     ------------    ------------
Total distributions                                                       --       (11,443,412)              --              --
                                                                ------------     -------------     ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 126,947,826       186,374,546       42,524,814      70,299,570
Shares resulting from dividend reinvestments                              --        11,443,412               --              --
                                                                ------------     -------------     ------------    ------------
                                                                 126,947,826       197,817,958       42,524,814      70,299,570
Cost of shares redeemed                                          (65,207,601)     (130,621,184)     (30,302,420)    (37,309,341)
                                                                ------------     -------------     ------------    ------------
Net increase in net assets resulting from capital share
  transactions                                                    61,740,225        67,196,774       12,222,394      32,990,229
                                                                ------------     -------------     ------------    ------------
Net increase (decrease) in net assets                             34,883,988        67,726,271       (8,725,432)     18,268,437
NET ASSETS:
Beginning of period                                              341,343,576       273,617,305       62,889,633      44,621,196
                                                                ------------     -------------     ------------    ------------
End of period                                                   $376,227,564     $ 341,343,576     $ 54,164,201    $ 62,889,633
                                                                ============     =============     ============    ============
Accumulated net investment income (loss) at end of period       $  1,967,716     $   1,579,105     $   (272,578)   $         --
                                                                ============     =============     ============    ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                  ING VP VALUE OPPORTUNITY
                                                                         PORTFOLIO                 ING VP BALANCED PORTFOLIO
                                                                ----------------------------    --------------------------------
                                                                 SIX MONTHS         YEAR          SIX MONTHS           YEAR
                                                                   ENDED           ENDED            ENDED             ENDED
                                                                  JUNE 30,      DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                                                    2002            2001             2002              2001
                                                                    ----            ----             ----              ----
FROM OPERATIONS:
Net investment income                                           $    432,996    $    953,370    $   16,358,802    $   40,409,421
Net realized loss on investments, futures and foreign
  currencies                                                      (9,730,341)    (14,621,091)      (59,331,256)      (72,985,781)
Net change in unrealized depreciation of investments,
  futures and foreign currencies                                 (17,296,372)     (5,276,376)      (42,387,182)      (43,086,135)
                                                                ------------    ------------    --------------    --------------
Net decrease in net assets resulting from operations             (26,593,717)    (18,944,097)      (85,359,636)      (75,662,495)
                                                                ------------    ------------    --------------    --------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                                 --        (547,913)               --       (35,890,605)
Net realized gain from investments:
  Class R                                                                 --      (7,735,174)               --       (60,858,556)
                                                                ------------    ------------    --------------    --------------
Total distributions                                                       --      (8,283,087)               --       (96,749,161)
                                                                ------------    ------------    --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  55,236,751     142,131,984         9,835,376        23,722,014
Shares resulting from dividend reinvestments                              --       8,283,087                --        96,749,161
                                                                ------------    ------------    --------------    --------------
                                                                  55,236,751     150,415,071         9,835,376       120,471,175
Cost of shares redeemed                                           (8,142,209)    (19,623,228)      (69,543,581)     (133,598,351)
                                                                ------------    ------------    --------------    --------------
Net increase (decrease) in net assets resulting from capital
  share transactions                                              47,094,542     130,791,843       (59,708,205)      (13,127,176)
                                                                ------------    ------------    --------------    --------------
Net increase (decrease) in net assets                             20,500,825     103,564,659      (145,067,841)     (185,538,832)
NET ASSETS:
Beginning of period                                              219,593,552     116,028,893     1,591,056,039     1,776,594,871
                                                                ------------    ------------    --------------    --------------
End of period                                                   $240,094,377    $219,593,552    $1,445,988,198    $1,591,056,039
                                                                ============    ============    ==============    ==============
Accumulated net investment income at end of period              $  1,383,836    $    950,840    $   30,628,429    $   14,269,627
                                                                ============    ============    ==============    ==============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                ING VP GROWTH AND INCOME
                                                                       PORTFOLIO                      ING VP BOND PORTFOLIO
                                                           ----------------------------------    --------------------------------
                                                             SIX MONTHS            YEAR            SIX MONTHS           YEAR
                                                                ENDED              ENDED             ENDED             ENDED
                                                              JUNE 30,         DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                                                2002               2001               2002              2001
                                                                ----               ----               ----              ----
FROM OPERATIONS:
Net investment income                                      $    18,268,438    $    38,859,498    $   21,681,701    $   44,467,447
Net realized gain (loss) on investments, futures and
  foreign currencies                                          (191,450,049)    (1,574,172,936)      (11,296,557)       36,306,527
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                 (482,899,983)       147,322,496        16,454,858       (10,475,614)
                                                           ---------------    ---------------    --------------    --------------
Net increase (decrease) in net assets resulting from
  operations                                                  (656,081,594)    (1,387,990,942)       26,840,002        70,298,360
                                                           ---------------    ---------------    --------------    --------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   --        (40,443,521)               --       (48,397,203)
Net realized gain from investments                                      --            (90,848)               --        (8,394,250)
                                                           ---------------    ---------------    --------------    --------------
Total distributions                                                     --        (40,534,369)               --       (56,791,453)
                                                           ---------------    ---------------    --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                18,349,381         76,916,986        42,560,645       312,081,094
Shares resulting from dividend reinvestments                            --         40,514,731                --        56,753,565
                                                           ---------------    ---------------    --------------    --------------
                                                                18,349,381        117,431,717        42,560,645       368,834,659
Cost of shares redeemed                                       (378,585,053)      (846,837,453)      (68,401,466)      (69,989,795)
                                                           ---------------    ---------------    --------------    --------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                  (360,235,672)      (729,405,736)      (25,840,821)      298,844,864
                                                           ---------------    ---------------    --------------    --------------
Net increase (decrease) in net assets                       (1,016,317,266)    (2,157,931,047)          999,181       312,351,771
NET ASSETS:
Beginning of period                                          5,639,355,874      7,797,286,921     1,023,562,705       711,210,934
                                                           ---------------    ---------------    --------------    --------------
End of period                                              $ 4,623,038,608    $ 5,639,355,874    $1,024,561,886    $1,023,562,705
                                                           ===============    ===============    ==============    ==============
Accumulated net investment income (loss) at end of
  period                                                   $    18,115,342    $      (153,096)   $   21,900,998    $      219,297
                                                           ===============    ===============    ==============    ==============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                  ING VP MONEY MARKET PORTFOLIO
                                                                ----------------------------------
                                                                  SIX MONTHS            YEAR
                                                                     ENDED              ENDED
                                                                   JUNE 30,         DECEMBER 31,
                                                                     2002               2001
                                                                     ----               ----
FROM OPERATIONS:
Net investment income                                           $    13,074,667    $    57,315,013
Net realized loss on investments                                             --         (3,715,968)
Net change in unrealized appreciation (depreciation) of
  investments                                                          (362,163)           362,664
                                                                ---------------    ---------------
  Net increase in net assets resulting from operations               12,712,504         53,961,709
                                                                ---------------    ---------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                               (57,317,722)       (69,787,785)
                                                                ---------------    ---------------
Total distributions                                                 (57,317,722)       (69,787,785)
                                                                ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  1,307,024,297      2,378,249,423
Shares resulting from dividend reinvestments                         57,317,722         69,787,785
                                                                ---------------    ---------------
                                                                  1,364,342,019      2,448,037,208
Cost of shares redeemed                                          (1,367,036,906)    (2,109,404,400)
                                                                ---------------    ---------------
Net increase (decrease) in net assets resulting from capital
  share transactions                                                 (2,694,887)       338,632,808
                                                                ---------------    ---------------
Net increase (decrease) in net assets                               (47,300,105)       322,806,732
NET ASSETS:
Beginning of period                                               1,518,737,125      1,195,930,393
                                                                ---------------    ---------------
End of period                                                   $ 1,471,437,020    $ 1,518,737,125
                                                                ===============    ===============
Accumulated net investment income at end of period              $    13,062,159    $    57,305,214
                                                                ===============    ===============

                 See Accompanying Notes to Financial Statements

                               ING VP INTERNATIONAL EQUITY PORTFOLIO (Unaudited)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                               CLASS R
                                                                     ------------------------------------------------------------
                                                                     SIX MONTHS                                      DECEMBER 22,
                                                                       ENDED           YEAR ENDED DECEMBER 31,        1997(1) TO
                                                                      JUNE 30,    ---------------------------------  DECEMBER 31,
                                                                        2002       2001     2000     1999     1998       1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        7.90      10.40    15.92    11.59    10.27      10.00
 Income from investment operations:
 Net investment income (loss)                                   $        0.03       0.02    (0.02)   (0.01)    0.07         --
 Net realized and unrealized gain (loss) on investments         $       (0.89)     (2.51)   (3.17)    5.78     1.87       0.27
 Total from investment operations                               $       (0.86)     (2.49)   (3.19)    5.77     1.94       0.27
 Less distributions from:
 Net investment income                                          $          --       0.01     0.01     0.15     0.01         --
 Net realized gains on investments                              $          --         --     2.32     1.29     0.61         --
 Total distributions                                            $          --       0.01     2.33     1.44     0.62         --
 Net asset value, end of period                                 $        7.04       7.90    10.40    15.92    11.59      10.27
 TOTAL RETURN(2):                                               %      (10.89)    (23.88)  (20.33)   51.33    18.92       2.74
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $      43,647     48,652   52,210   43,548   16,242     15,412
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                 %        1.13       1.15     1.15     1.15     1.15       1.15
 Gross expenses prior to expense reimbursement(3)               %        1.30       1.26     1.34     1.62     1.77       1.15
 Net investment income (loss) after expense
 reimbursement(3)(4)                                            %        0.73       0.23    (0.18)    0.13     0.55      (0.98)
 Portfolio turnover rate                                        %         312        229      212      169      158         --
---------------------------------------------------------------------------------------------------------------------------------

                                                                             CLASS S
                                                                    -------------------------
                                                                    SIX MONTHS   NOVEMBER 1,
                                                                      ENDED       2001(5) TO
                                                                     JUNE 30,    DECEMBER 31,
                                                                       2002          2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        7.90         7.38
 Income from investment operations:
 Net investment income                                         $        0.02           --
 Net realized and unrealized gain (loss) on investments        $       (0.87)        0.52
 Total from investment operations                              $       (0.85)        0.52
 Net asset value, end of period                                $        7.05         7.90
 TOTAL RETURN(2):                                              %      (11.01)        7.05
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          10           11
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        1.38         1.39
 Gross expenses prior to expense reimbursement(3)              %        1.47         1.49
 Net investment income after expense reimbursement(3)(4)       %        0.44         0.01
 Portfolio turnover rate                                       %         312          229
---------------------------------------------------------------------------------------------

(1)Commencement of operations.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5)Commencement of offering of shares.

                 See Accompanying Notes to Financial Statements

ING VP GROWTH PORTFOLIO (Unaudited)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                            CLASS R
                                                                   ----------------------------------------------------------
                                                                   SIX MONTHS
                                                                     ENDED                 YEAR ENDED DECEMBER 31,
                                                                    JUNE 30,    ---------------------------------------------
                                                                      2002       2001      2000      1999      1998     1997
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       9.64       14.99     17.32     13.53      9.85   10.15
 Income from investment operations:
 Net investment income (loss)                                  $      (0.01)      (0.01)     0.01      0.03      0.03    0.04*
 Net realized and unrealized gain (loss) on investments        $      (1.63)      (3.87)    (2.02)     4.62      3.68    3.27
 Total from investment operations                              $      (1.64)      (3.88)    (2.01)     4.65      3.71    3.31
 Less distributions from:
 Net investment income                                         $         --        0.01      0.01      0.02      0.03    0.03
 Net realized gains on investments                             $         --        1.46      0.31      0.84        --    3.58
 Total distributions                                           $         --        1.47      0.32      0.86      0.03    3.61
 Net asset value, end of period                                $       8.00        9.64     14.99     17.32     13.53    9.85
 TOTAL RETURN(2):                                              %     (17.01)     (27.06)   (11.95)    34.97     37.68   33.01
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $    242,716     305,624   460,578   369,845   142,363   5,964
 Ratios to average net assets:
 Net expenses(3)                                               %       0.70        0.70      0.70      0.71      0.75    0.75
 Net investment income (loss)(3)                               %      (0.14)      (0.08)     0.06      0.20      0.40    0.29
 Portfolio turnover rate                                       %        133         216       179       138       153     207
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS S
                                                                       ----------------------------
                                                                       SIX MONTHS      NOVEMBER 1,
                                                                         ENDED          2001(1) TO
                                                                        JUNE 30,       DECEMBER 31,
                                                                          2002             2001
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           9.63            8.96
 Income from investment operations:
 Net investment loss                                           $          (0.01)             --
 Net realized and unrealized gain (loss) on investments        $          (1.64)           0.67
 Total from investment operations                              $          (1.65)           0.67
 Net asset value, end of period                                $           7.98            9.63
 TOTAL RETURN(2):                                              %         (17.13)           7.48
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $             22              11
 Ratios to average net assets:
 Net expenses(3)                                               %           0.96            0.94
 Net investment loss(3)                                        %          (0.32)          (0.32)
 Portfolio turnover rate                                       %            133             216
---------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

                                      ING VP SMALL COMPANY PORTFOLIO (Unaudited)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                         CLASS R
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,       ---------------------------------------------------------
                                                           2002          2001         2000         1999         1998        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $           16.68          16.65        16.52        12.79       12.77       10.11
 Income from investment operations:
 Net investment income                         $            0.00**         0.06         0.11         0.08        0.07        0.04*
 Net realized and unrealized gain (loss) on
 investments                                   $           (1.16)          0.58         1.09         3.84        0.07        3.44
 Total from investment operations              $           (1.16)          0.64         1.20         3.92        0.14        3.48
 Less distributions from:
 Net investment income                         $              --           0.10         0.02         0.06        0.08        0.03
 Net realized gains on investments             $              --           0.51         1.05         0.13        0.04        0.79
 Total distributions                           $              --           0.61         1.07         0.19        0.12        0.82
 Net asset value, end of period                $           15.52          16.68        16.65        16.52       12.79       12.77
 TOTAL RETURN(2):                              %           (6.95)          4.00         6.72        30.85        1.10       34.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $         376,066        341,332      273,617      149,416      99,823      18,102
 Ratios to average net assets:
 Net expenses(3)                               %            0.86           0.86         0.87         0.88        0.89        0.90
 Net investment income(3)                      %            0.21           0.50         0.80         0.64        0.93        0.78
 Portfolio turnover rate                       %             193            240          330          256         185         180
---------------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS S
                                                                        ----------------------------
                                                                        SIX MONTHS      NOVEMBER 1,
                                                                          ENDED          2001(1) TO
                                                                         JUNE 30,       DECEMBER 31,
                                                                           2002             2001
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $          16.68             14.90
 Income from investment operations:
 Net investment loss                                           $          (0.04)               --
 Net realized and unrealized gain (loss) on investments        $          (1.14)             1.78
 Total from investment operations                              $          (1.18)             1.78
 Net asset value, end of period                                $          15.50             16.68
 TOTAL RETURN(2):                                              %          (7.07)            11.95
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $            162                11
 Ratios to average net assets:
 Net expenses(3)                                               %           1.09              1.10
 Net investment income(3)                                      %           1.16              0.29
 Portfolio turnover rate                                       %            193               240
----------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING VP TECHNOLOGY PORTFOLIO (Unaudited)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                              CLASS R
                                                                        ---------------------------------------------------
                                                                        SIX MONTHS                                MAY 1,
                                                                          ENDED            YEAR ENDED           2000(1) TO
                                                                         JUNE 30,         DECEMBER 31,         DECEMBER 31,
                                                                           2002               2001                 2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            4.53               5.88                10.00
 Income from investment operations:
 Net investment loss                                           $           (0.02)             (0.02)               (0.02)
 Net realized and unrealized loss on investments               $           (1.23)             (1.33)               (4.10)
 Total from investment operations                              $           (1.25)             (1.35)               (4.12)
 Net asset value, end of period                                $            3.28               4.53                 5.88
 TOTAL RETURN(2):                                              %          (27.59)            (22.96)              (41.20)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          54,156             62,878               44,621
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            1.08               1.11                 1.15
 Gross expenses prior to expense reimbursement(3)              %            1.08               1.11                 1.20
 Net investment loss after expense reimbursement(3)(4)         %           (0.83)             (0.49)               (0.61)
 Portfolio turnover rate                                       %              39                129                  150
---------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS S
                                                                        ----------------------------
                                                                        SIX MONTHS      NOVEMBER 1,
                                                                          ENDED          2001(5) TO
                                                                         JUNE 30,       DECEMBER 31,
                                                                           2002             2001
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            4.53             3.92
 Income from investment operations:
 Net investment loss                                           $           (0.02)              --
 Net realized and unrealized gain (loss) on investments        $           (1.23)            0.61
 Total from investment operations                              $           (1.25)            0.61
 Net asset value, end of period                                $            3.28             4.53
 TOTAL RETURN(2):                                              %          (27.59)           15.56
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $               8               12
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            1.32             1.36
 Gross expenses prior to expense reimbursement(3)              %            1.32             1.36
 Net investment loss after expense reimbursement(3)(4)         %           (1.06)           (0.74)
 Portfolio turnover rate                                       %              39              129
----------------------------------------------------------------------------------------------------

(1)Commencement of operations.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5)Commencement of offering of shares.

                 See Accompanying Notes to Financial Statements

                                  ING VP VALUE OPPORTUNITY PORTFOLIO (Unaudited)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                         CLASS R
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,       ---------------------------------------------------------
                                                           2002          2001         2000         1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $          13.25          15.34        16.42        14.41      11.92        10.20
 Income from investment operations:
 Net investment income                          $           0.01           0.03         0.07         0.10       0.09         0.11*
 Net realized and unrealized gain (loss) on
 investments                                    $          (1.38)         (1.43)        1.49         2.71       2.56         3.90
 Total from investment operations               $          (1.37)         (1.40)        1.56         2.81       2.65         4.01
 Less distributions from:
 Net investment income                          $             --           0.05         0.03         0.08       0.08         0.10
 Net realized gains on investments              $             --           0.64         2.61         0.72       0.08         2.19
 Total distributions                            $             --           0.69         2.64         0.80       0.16         2.29
 Net asset value, end of period                 $          11.88          13.25        15.34        16.42      14.41        11.92
 TOTAL RETURN(2):                               %         (10.34)         (9.62)       10.19        19.58      22.39        39.36
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $        239,015        219,287      116,029       85,030      76,109       9,147
 Ratios to average net assets:
 Net expenses(3)                                %           0.71           0.71         0.75         0.73       0.74         0.75
 Net investment income(3)                       %           0.37           0.54         0.58         0.69       0.93         1.06
 Portfolio turnover rate                        %             99            185          171          125        126          188
---------------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS S
                                                                       -------------------------------
                                                                        SIX MONTHS        NOVEMBER 1,
                                                                           ENDED           2001(1) TO
                                                                         JUNE 30,         DECEMBER 31,
                                                                           2002               2001
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           13.24             14.58
 Income from investment operations:
 Net investment loss                                           $           (0.01)               --
 Net realized and unrealized loss on investments               $           (1.38)            (1.34)
 Total from investment operations                              $           (1.39)            (1.34)
 Net asset value, end of period                                $           11.85             13.24
 TOTAL RETURN(2):                                              %          (10.50)            (9.19)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           1,079               307
 Ratios to average net assets:
 Net expenses(3)                                               %            0.97              0.96
 Net investment income(3)                                      %            0.12              0.29
 Portfolio turnover rate                                       %              99               185
------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING VP BALANCED PORTFOLIO (Unaudited)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                             CLASS R
                                                                -----------------------------------------------------------------
                                                                SIX MONTHS
                                                                  ENDED                      YEAR ENDED DECEMBER 31,
                                                                 JUNE 30,       -------------------------------------------------
                                                                   2002         2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $         12.09         13.40      15.57      15.73      16.03      15.12
 Income from investment operations:
 Net investment income                                  $          0.13          0.31       0.43       0.44       0.46       0.50*
 Net realized and unrealized gain (loss) on
 investments                                            $         (0.79)        (0.87)     (0.49)      1.56       2.11       2.73
 Total from investment operations                       $         (0.66)        (0.56)     (0.06)      2.00       2.57       3.23
 Less distributions from:
 Net investment income                                  $            --          0.28       0.46       0.40       0.39       1.10
 Net realized gains on investments                      $            --          0.47       1.65       1.76       2.48       1.22
 Total distributions                                    $            --          0.75       2.11       2.16       2.87       2.32
 Net asset value, end of period                         $         11.43         12.09      13.40      15.57      15.73      16.03
 TOTAL RETURN(1):                                       %         (5.46)        (4.21)     (0.56)     13.60      16.93      22.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (millions)                   $         1,446         1,591      1,777      1,988      1,852      1,642
 Ratios to average net assets:
 Net expenses(2)                                        %          0.60          0.59       0.59       0.59       0.59       0.58
 Net investment income(2)                               %          2.17          2.46       2.72       2.81       3.01       3.01
 Portfolio turnover rate                                %           142           167        182        136         86        112
---------------------------------------------------------------------------------------------------------------------------------

(1)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

                                  ING VP GROWTH AND INCOME PORTFOLIO (Unaudited)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS R
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                       YEAR ENDED DECEMBER 31,
                                                              JUNE 30,       ----------------------------------------------------
                                                                2002          2001        2000        1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $          19.54         24.12       30.69       31.87      33.63      32.39
 Income from investment operations:
 Net investment income                               $           0.07          0.14        0.17        0.31       0.38       0.54*
 Net realized and unrealized gain (loss) on
 investments                                         $          (2.45)        (4.58)      (3.46)       4.86       4.47       8.94
 Total from investment operations                    $          (2.38)        (4.44)      (3.29)       5.17       4.85       9.48
 Less distributions from:
 Net investment income                               $             --          0.14        0.16        0.34       0.40       0.58
 Net realized gains on investments                   $             --            --        3.12        6.01       6.21       7.66
 Total distributions                                 $             --          0.14        3.28        6.35       6.61       8.24
 Net asset value, end of period                      $          17.16         19.54       24.12       30.69      31.87      33.63
 TOTAL RETURN(1):                                    %         (12.18)       (18.40)     (10.97)      17.42      14.49      29.89
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (millions)                $          4,623         5,639       7,797      10,029      9,801      9,188
 Ratios to average net assets:
 Net expenses(2)                                     %           0.59          0.59        0.58        0.58       0.57       0.56
 Net investment income(2)                            %           0.71          0.62        0.55        0.89       1.03       1.46
 Portfolio turnover rate                             %            117           185         149         133        146        107
---------------------------------------------------------------------------------------------------------------------------------

(1)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING VP BOND PORTFOLIO (Unaudited)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS R
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                            YEAR ENDED DECEMBER 31,
                                                     JUNE 30,       -------------------------------------------------------------
                                                       2002           2001          2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $        12.95           12.61        12.17        13.06        12.85        12.62
 Income from investment operations:
 Net investment income                         $         0.28            0.59         0.79         0.76         0.75         0.80*
 Net realized and unrealized gain (loss) on
 investments                                   $         0.07            0.51         0.37        (0.86)        0.28         0.23
 Total from investment operations              $         0.35            1.10         1.16        (0.10)        1.03         1.03
 Less distributions from:
 Net investment income                         $           --            0.65         0.72         0.75         0.76         0.80
 Net realized gains on investments             $           --            0.11           --         0.04         0.06           --
 Total distributions                           $           --            0.76         0.72         0.79         0.82         0.80
 Net asset value, end of period                $        13.30           12.95        12.61        12.17        13.06        12.85
 TOTAL RETURN(1):                              %         2.70            8.75         9.64        (0.74)        8.14         8.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $    1,020,457       1,023,563      711,211      717,472      794,560      684,960
 Ratios to average net assets:
 Net expenses(2)                               %         0.50            0.50         0.50         0.49         0.49         0.48
 Net investment income(2)                      %         4.37            5.06         6.29         5.77         5.82         6.31
 Portfolio turnover rate                       %           49             219          334          201           89          135
---------------------------------------------------------------------------------------------------------------------------------

                                                                          CLASS S
                                                                       -------------
                                                                          MAY 5,
                                                                        2002(3) TO
                                                                         JUNE 30,
                                                                           2002
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           13.10
 Income from investment operations:
 Net investment income                                         $            0.03
 Net realized and unrealized gain on investments               $            0.17
 Total from investment operations                              $            0.20
 Net asset value, end of period                                $           13.30
 TOTAL RETURN(1):                                              %            1.53
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           4,105
 Ratios to average net assets:
 Net expenses(2)                                               %            0.78
 Net investment income(2)                                      %            3.92
 Portfolio turnover rate                                       %              49
------------------------------------------------------------------------------------

(1)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2)Annualized for periods less than one year.
(3)Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

                                       ING VP MONEY MARKET PORTFOLIO (Unaudited)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                     CLASS R
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                              YEAR ENDED DECEMBER 31,
                                                 JUNE 30,       -----------------------------------------------------------------
                                                   2002           2001           2000           1999          1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $        13.33           13.61          13.42          13.39        13.36        13.19
 Income from investment operations:
 Net investment income                     $         0.12            0.50           0.83           0.59         0.63         0.67*
 Net realized and unrealized gain (loss)
 on investments                            $        (0.01)           0.01          (0.02)          0.06         0.07         0.03
 Total from investment operations          $         0.11            0.51           0.81           0.65         0.70         0.70
 Less distributions from:
 Net investment income                     $         0.51            0.79           0.62           0.62         0.67         0.53
 Total distributions                       $         0.51            0.79           0.62           0.62         0.67         0.53
 Net asset value, end of period            $        12.93           13.33          13.61          13.42        13.39        13.36
 TOTAL RETURN(1):                          %         0.88            3.94           6.38           5.08         5.46         5.47
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $    1,471,437       1,518,737      1,195,930      1,157,818      875,169      688,756
 Ratios to average net assets:
 Net expenses(2)                           %         0.34            0.34           0.34           0.34         0.34         0.35
 Net investment income(2)                  %         1.80            4.07           6.20           5.04         5.28         5.34
 Portfolio turnover rate                   %          N/A             N/A            N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------------

(1)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization.The ING Variable Product Portfolios are comprised of ING Variable Portfolios, Inc. (formerly Aetna Variable Portfolios, Inc.), ING VP Balanced Portfolio, Inc. (formerly Aetna Balanced VP, Inc.), ING Variable Funds (formerly Aetna Variable Funds), ING Income Shares (formerly Aetna Income Shares) and ING VP Money Market Fund (formerly Aetna Variable Encore Fund), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

The ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has eight separate portfolios. The five portfolios that are in this report are: ING VP International Equity Portfolio ("International", formerly Aetna International VP), ING VP Growth Portfolio ("Growth", formerly Aetna Growth VP), ING VP Small Company Portfolio ("Small Company", formerly Aetna Small Company VP), ING VP Technology Portfolio ("Technology", formerly Aetna Technology VP), and ING VP Value Opportunity Portfolio ("Value Opportunity", formerly Aetna Value Opportunity VP). ING VP Balanced Portfolio, Inc. ("Balanced") is a company incorporated under the laws of Maryland on December 14, 1988. ING Variable Funds is a company incorporated under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Growth and Income Portfolio ("Growth and Income", formerly Aetna Growth and Income VP). ING Income Shares is a company incorporated under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Bond Portfolio ("Bond", formerly Aetna Bond VP). ING VP Money Market Fund is a company incorporated under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Money Market Portfolio ("Money Market", formerly Aetna Money Market VP).

Each Portfolio offers class R shares. International, Growth, Small Company, Technology and Value Opportunity also offer class S shares. The two classes differ principally in applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

On December 13, 2000, Aetna Inc. (Aetna), the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Portfolios, and Aeltus Capital, Inc. (ACI), each Portfolio's principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios.

--------------------------------------------------------------------------------


      Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. Dividends from net investment income and capital gains, if any, are declared and paid annually by the International, Growth, Small Company, Technology, Value Opportunity, Balanced and Money Market Portfolios; and declared and paid semi-annually by Bond and Growth and Income Portfolios.

      The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, and other temporary differences. To the extent that these

--------------------------------------------------------------------------------


      differences are permanent in nature, such amounts are reclassified within the capital accounts, presented on the Statement of Assets and Liabilities, based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as distributions in excess of net investment income and/or net realized capital gains. To the extent they exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

F. Federal Income Taxes. It is the policy of the Portfolios, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires.

      Capital loss carryforwards were the following at December 31, 2001:

                                             EXPIRATION
                                AMOUNT         DATES
                             ------------    ----------
   International             $ 22,456,164      2009
   Growth                     154,789,368      2009
   Small Company                5,018,065      2009
   Technology                  41,596,935    2008-2009
   Value Opportunity           15,132,914      2009
   Balanced                    22,579,194      2009
   Growth and Income          602,830,008      2009
   Money Market                 4,530,707    2003-2009

G. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Portfolio had the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to
      Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board. The Portfolios will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. Delayed Delivery Transactions. Balanced, Growth and Income, and Bond Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the

--------------------------------------------------------------------------------


      Portfolios' custodian sufficient to cover the purchase price.

L. Mortgage Dollar Roll Transactions. In connection with a portfolio's ability to purchase or sell securities on a when-issued basis, Balanced, Growth and Income, and Bond Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

M. Options Contracts. Balanced, Growth and Income, and Bond may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

N. Swap Contracts. Balanced and Bond may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized by marking-to-market the value of the swap.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the period ended June 30, 2002, the cost of purchases and proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

                           PURCHASES          SALES
                         --------------       -----
International            $  135,617,245   $  136,875,519
Growth                      368,211,528      374,389,722
Small Company               722,259,904      645,412,106
Technology                   31,042,040       23,160,937
Value Opportunity           274,546,748      224,165,377
Balanced                  1,884,030,576    1,825,213,905
Growth and Income         5,940,207,043    6,287,332,483
Bond                        192,845,966      287,960,195

U.S. Government Securities not included above were as follows:

                            PURCHASES         SALES
                           ------------       -----
International              $         --    $         --
Growth                               --              --
Small Company                        --              --
Technology                           --              --
Value Opportunity                    --              --
Balanced                    198,428,174     106,077,249
Growth and Income                    --              --
Bond                        348,607,626     129,444,810

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC. (the "Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily

--------------------------------------------------------------------------------


and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

                                  AS A PERCENTAGE OF
                                  AVERAGE NET ASSETS
                                  ------------------
International                           0.85%
Growth                                  0.60%
Small Company                           0.75%
Technology                              0.95%
Value Opportunity                       0.60%
Balanced                                0.50%
Growth and Income                 0.50% on first $10
                              billion; 0.45% on next $5
                               billion; and 0.425% over
                                     $15 billion
Bond                                    0.40%
Money Market                            0.25%

ING entered into a subadvisory agreement with Aeltus effective March 1, 2002. Aeltus acts as subadvisor to all Portfolios except the Technology Portfolio. Subject to such policies as the Board or ING may determine, Aeltus manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

Pursuant to a subadvisory agreement between the Investment Adviser and AIC Asset Management, LLC ("AIC"), AIC serves as subadviser to the Technology Portfolio.

Pursuant to the Administrative Services Agreement effective April 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc. (the "Distributor") is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

Prior to January 1, 2002, the Distribution fees were paid to ACI. Presently, the Portfolios' class specific expenses are limited to distribution fees.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2002 the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                        ACCRUED
                         ACCRUED                      SHAREHOLDER
                        INVESTMENT      ACCRUED       SERVICES AND
                        MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                           FEES           FEES            FEES         TOTAL
                           ----           ----            ----         -----
International           $  28,675       $  4,905          $ --       $   33,580
Growth                    115,601         10,597             2          126,200
Small Company             214,982         15,765            29          230,776
Technology                 41,273          2,389            --           43,662
Value Opportunity         112,346         10,298           200          122,844
Balanced                  562,721         61,899            --          624,620
Growth and Income       1,835,234        201,861            --        2,037,095
Bond                      310,860         42,743           377          353,980
Money Market              281,959         62,031            --          343,990

--------------------------------------------------------------------------------


NOTE 7 -- EXPENSE LIMITATIONS

For the following Portfolios, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                     CLASS R    CLASS S
                                     -------    -------
International                         1.15%      1.40%
Growth                                0.80%      1.05%
Small Company                         0.95%      1.20%
Technology                            1.15%      1.40%
Value Opportunity                     0.80%      1.05%

Each Portfolio will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

NOTE 8 -- LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement ") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At June 30, 2002, the Portfolios did not have any loans outstanding under the line of credit.

NOTE 9 -- CAPITAL SHARES
Transaction in capital shares and dollars were as follows:

                                                                       CLASS R SHARES                  CLASS S SHARES
                                                                -----------------------------    --------------------------
                                                                 SIX MONTHS         YEAR         SIX MONTHS       PERIOD
                                                                   ENDED            ENDED          ENDED          ENDED
                                                                  JUNE 30,      DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                                                    2002            2001            2002         2001(1)
                                                                    ----            ----            ----         -------
INTERNATIONAL (NUMBER OF SHARES)
Shares sold                                                        5,536,980       10,303,969          --          1,355
Shares issued as reinvestment of dividends                                --            6,668          --             --
Shares redeemed                                                   (5,500,242)      (9,173,537)         --             --
                                                                ------------    -------------     -------        -------
Net increase in shares outstanding                                    36,738        1,137,100          --          1,355
                                                                ============    =============     =======        =======
INTERNATIONAL ($)
Shares sold                                                     $ 40,722,233    $  89,090,877     $    --        $10,000
Shares issued as reinvestment of dividends                                --           57,943          --             --
Shares redeemed                                                  (40,584,182)     (78,970,794)         --             --
                                                                ------------    -------------     -------        -------
Net increase                                                    $    138,051    $  10,178,026     $    --        $10,000
                                                                ============    =============     =======        =======

                                                                       CLASS R SHARES                  CLASS S SHARES
                                                                -----------------------------    --------------------------
                                                                 SIX MONTHS         YEAR         SIX MONTHS       PERIOD
                                                                   ENDED            ENDED          ENDED          ENDED
                                                                  JUNE 30,      DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                                                    2002            2001            2002         2001(1)
                                                                    ----            ----            ----         -------
GROWTH (NUMBER OF SHARES)
Shares sold                                                        3,039,059        8,998,681       1,593          1,116
Shares issued as reinvestment of dividends                                --        4,126,747          --             --
Shares redeemed                                                   (4,392,716)     (12,145,096)         (1)            --
                                                                ------------    -------------     -------        -------
Net increase (decrease) in shares outstanding                     (1,353,657)         980,332       1,592          1,116
                                                                ============    =============     =======        =======
GROWTH ($)
Shares sold                                                     $ 28,047,691    $ 101,100,395     $14,204        $10,000
Shares issued as reinvestment of dividends                                --       45,064,075          --             --
Shares redeemed                                                  (39,637,063)    (131,051,904)        (13)            --
                                                                ------------    -------------     -------        -------
Net increase (decrease)                                         $(11,589,372)   $  15,112,566     $14,191        $10,000
                                                                ============    =============     =======        =======

------------------

(1) Class S commenced offering of shares on November 1, 2001.

--------------------------------------------------------------------------------


                                                                       CLASS R SHARES                  CLASS S SHARES
                                                                -----------------------------    --------------------------
                                                                 SIX MONTHS         YEAR         SIX MONTHS       PERIOD
                                                                   ENDED            ENDED          ENDED          ENDED
                                                                  JUNE 30,      DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                                                    2002            2001            2002         2001(1)
                                                                    ----            ----            ----         -------
SMALL COMPANY (NUMBER OF SHARES)
Shares sold                                                        7,791,909       11,561,624       10,973           671
Shares issued as reinvestment of dividends                                --          712,985           --            --
Shares redeemed                                                   (4,020,159)      (8,247,035)      (1,210)           --
                                                                ------------    -------------     --------       -------
Net increase in shares outstanding                                 3,771,750        4,027,574        9,763           671
                                                                ============    =============     ========       =======
SMALL COMPANY ($)
Shares sold                                                     $126,769,419    $ 186,364,546     $178,407       $10,000
Shares issued as reinvestment of dividends                                --       11,443,412           --            --
Shares redeemed                                                  (65,187,576)    (130,621,184)     (20,025)           --
                                                                ------------    -------------     --------       -------
Net increase                                                    $ 61,581,843    $  67,186,774     $158,382       $10,000
                                                                ============    =============     ========       =======

                                                                       CLASS R SHARES                 CLASS S SHARES
                                                                ----------------------------    --------------------------
                                                                 SIX MONTHS         YEAR        SIX MONTHS       PERIOD
                                                                   ENDED           ENDED          ENDED          ENDED
                                                                  JUNE 30       DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                    2002            2001           2002         2001(1)
                                                                    ----            ----           ----         -------
TECHNOLOGY (NUMBER OF SHARES)
Shares sold                                                        9,872,405     14,490,361            --         2,551
Shares redeemed                                                   (7,252,138)    (8,201,840)           --            --
                                                                ------------    ------------     --------       -------
Net increase in shares outstanding                                 2,620,267      6,288,521            --         2,551
                                                                ============    ============     ========       =======
TECHNOLOGY ($)
Shares sold                                                     $ 42,524,814    $70,289,570      $     --       $10,000
Shares redeemed                                                  (30,302,420)   (37,309,341)           --            --
                                                                ------------    ------------     --------       -------
Net increase                                                    $ 12,222,394    $32,980,229      $     --       $10,000
                                                                ============    ============     ========       =======

                                                                       CLASS R SHARES                 CLASS S SHARES
                                                                ----------------------------    --------------------------
                                                                 SIX MONTHS         YEAR        SIX MONTHS       PERIOD
                                                                   ENDED           ENDED          ENDED          ENDED
                                                                  JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                    2002            2001           2002         2001(2)
                                                                    ----            ----           ----         -------
VALUE OPPORTUNITY (NUMBER OF SHARES)
Shares sold                                                        4,200,586      9,865,146        69,106         24,347
Shares issued as reinvestment of dividends                                --        563,859                           --
Shares redeemed                                                     (623,542)    (1,443,189)       (1,222)        (1,164)
                                                                ------------    ------------     --------       --------
Net increase in shares outstanding                                 3,577,044      8,985,816        67,884         23,183
                                                                ============    ============     ========       ========
VALUE OPPORTUNITY ($)
Shares sold                                                     $ 54,353,524    $141,808,283     $883,227       $323,701
Shares issued as reinvestment of dividends                                --      8,283,087            --             --
Shares redeemed                                                   (8,126,604)   (19,608,503)      (15,605)       (14,725)
                                                                ------------    ------------     --------       --------
Net increase                                                    $ 46,226,920    $130,482,867     $867,622       $308,976
                                                                ============    ============     ========       ========

------------------

(1) Class S commenced offering of shares on November 1, 2001.

(2) Class S commenced offering of shares on July 16, 2001.

--------------------------------------------------------------------------------


                                                                       CLASS R SHARES
                                                                -----------------------------
                                                                 SIX MONTHS         YEAR
                                                                   ENDED            ENDED
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2002            2001
                                                                    ----            ----
BALANCED (NUMBER OF SHARES)
Shares sold                                                          824,236        1,876,995
Shares issued as reinvestment of dividends                                --        7,859,279
Shares redeemed                                                   (5,853,965)     (10,783,611)
                                                                ------------    -------------
Net decrease in shares outstanding                                (5,029,729)      (1,047,337)
                                                                ============    =============
BALANCED ($)
Shares sold                                                     $  9,835,376    $  23,722,014
Shares issued as reinvestment of dividends                                --       96,749,161
Shares redeemed                                                  (69,543,581)    (133,598,351)
                                                                ------------    -------------
Net decrease                                                    $(59,708,205)   $ (13,127,176)
                                                                ============    =============

                                                                        CLASS R SHARES
                                                                ------------------------------
                                                                 SIX MONTHS          YEAR
                                                                    ENDED            ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2002             2001
                                                                    ----             ----
GROWTH AND INCOME (NUMBER OF SHARES)
Shares sold                                                           963,872        3,787,554
Shares issued as reinvestment of dividends                                 --        2,086,247
Shares redeemed                                                   (20,113,720)     (40,566,220)
                                                                -------------    -------------
Net decrease in shares outstanding                                (19,149,848)     (34,692,419)
                                                                =============    =============
GROWTH AND INCOME ($)
Shares sold                                                     $  18,349,381    $  76,916,986
Shares issued as reinvestment of dividends                                 --       40,514,731
Shares redeemed                                                  (378,585,053)    (846,837,453)
                                                                -------------    -------------
Net decrease                                                    $(360,235,672)   $(729,405,736)
                                                                =============    =============

                                                                       CLASS R SHARES            CLASS S SHARES
                                                                -----------------------------    --------------
                                                                 SIX MONTHS         YEAR             PERIOD
                                                                   ENDED            ENDED            ENDED
                                                                  JUNE 30,      DECEMBER 31,        JUNE 30,
                                                                    2002            2001            2002(1)
                                                                    ----            ----            -------
BOND (NUMBER OF SHARES)
Shares sold                                                        2,790,712       23,487,819         450,974
Shares issued as reinvestment of dividends                                --        4,397,753              --
Shares redeemed                                                   (5,114,249)      (5,226,170)       (142,406)
                                                                ------------    -------------     -----------
Net increase (decrease) in shares outstanding                     (2,323,537)      22,659,402         308,568
                                                                ============    =============     ===========
BOND ($)
Shares sold                                                     $ 36,604,251    $ 312,081,094     $ 5,956,394
Shares issued as reinvestment of dividends                                --       56,753,565              --
Shares redeemed                                                  (66,536,288)     (69,989,795)     (1,865,178)
                                                                ------------    -------------     -----------
Net increase (decrease)                                         $(29,932,037)   $ 298,844,864     $ 4,091,216
                                                                ============    =============     ===========

------------------

(1) Class S commenced offering of shares on May 5, 2002.

--------------------------------------------------------------------------------


                                                                          CLASS R SHARES
                                                                ----------------------------------
                                                                  SIX MONTHS            YEAR
                                                                     ENDED              ENDED
                                                                   JUNE 30,         DECEMBER 31,
                                                                     2002               2001
                                                                     ----               ----
MONEY MARKET (NUMBER OF SHARES)
Shares sold                                                         101,221,522        181,433,412
Shares issued as reinvestment of dividends                            4,467,825          5,442,986
Shares redeemed                                                    (105,835,192)      (160,797,942)
                                                                ---------------    ---------------
Net increase (decrease) in shares outstanding                          (145,845)        26,078,456
                                                                ===============    ===============
MONEY MARKET ($)
Shares sold                                                     $ 1,307,024,297    $ 2,378,249,423
Shares issued as reinvestment of dividends                           57,317,722         69,787,785
Shares redeemed                                                  (1,367,036,906)    (2,109,404,400)
                                                                ---------------    ---------------
Net increase (decrease)                                         $    (2,694,887)   $   338,632,808
                                                                ===============    ===============

NOTE 10 -- FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2002 the following forward foreign currency contracts were outstanding for the VP Growth and Income Portfolio.

                                                                  NET UNREALIZED
                           SETTLEMENT   IN EXCHANGE               APPRECIATION/
   CURRENCY      BUY/SELL     DATE          FOR        VALUE $    (DEPRECIATION)
   --------      --------     ----          ---        -------    --------------
Japanese Yen                               USD
JPY 372,113,100    Sell    07/01/02     2,820,000     3,105,431      (285,431)
Japanese Yen                               USD
JPY 374,693,400    Sell    07/01/02     2,820,000     3,126,965      (306,965)
Japanese Yen                               USD
JPY 487,664,480    Sell    07/01/02     3,811,248     4,069,753      (258,505)
Japanese Yen                               USD
JPY 746,806,500    Buy     07/01/02     6,691,255     6,232,399       541,144
Japanese Yen                               USD
JPY 244,935,800    Buy     07/01/02     1,880,000     2,044,088       164,088
Japanese Yen                               USD
JPY 242,728,680    Buy     07/01/02     1,880,000     2,025,669       145,669
                                                                    ---------
                                                                    $      --
                                                                    =========

ING VP
INTERNATIONAL
EQUITY
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


Shares                                                     Value
--------------------------------------------------------------------
COMMON STOCK: 93.61%
                               AUSTRALIA: 1.59%
               11,400          CSL Ltd.                 $   206,519
               90,300          Orica Ltd.                   486,485
                                                        -----------
                               TOTAL AUSTRALIA              693,004
                                                        -----------
                               BELGIUM: 0.36%
                2,200          Solvay SA                    158,079
                                                        -----------
                               TOTAL BELGIUM                158,079
                                                        -----------
                               CANADA: 0.51%
                7,700    @     Biovail Corp.                222,992
                                                        -----------
                               TOTAL CANADA                 222,992
                                                        -----------
                               FINLAND: 1.55%
               30,000          Nokia OYJ ADR                434,400
               64,000          Sonera OYJ                   242,864
                                                        -----------
                               TOTAL FINLAND                677,264
                                                        -----------
                               FRANCE: 15.35%
                9,000          Accor SA                     364,326
               21,700          Air France                   362,537
               15,100          Aventis SA                 1,067,878
               22,300          AXA                          407,070
               13,400          BNP Paribas                  739,632
               10,800          Bouygues                     301,148
                8,300    @     Business Objects SA ADR      233,230
                6,700          Dassault Systemes SA         305,428
                6,000          Michelin (C.G.D.E.)          242,647
                5,500          Sanofi-Synthelabo SA         333,938
               18,900    @     Thomson Multimedia SA        446,159
                4,948          TotalFinaElf SA              801,778
               10,400          Vivendi Environnement        320,336
               35,700          Vivendi Universal SA         769,907
                                                        -----------
                               TOTAL FRANCE               6,696,014
                                                        -----------
                               GERMANY: 4.24%
                2,600          Allianz AG                   519,714
                4,700          Altana AG                    236,260
               10,700          Bayerische Motoren
                                Werke AG                    440,315
               12,400          Deutsche Lufthansa AG        173,553
                5,833          Gehe AG                      247,220
                1,000          Muenchener
                                Rueckversicherungs AG       236,063
                                                        -----------
                               TOTAL GERMANY              1,853,125
                                                        -----------
                               HONG KONG: 1.04%
              295,000          Cathay Pacific Airways
                                Ltd.                        451,970
                                                        -----------
                               TOTAL HONG KONG              451,970
                                                        -----------
                               IRELAND: 1.59%
               22,600          Anglo Irish Bank Corp.
                                PLC                         145,460
               20,600          Bank of Ireland              255,429
               17,900          CRH PLC                      291,112
                                                        -----------
                               TOTAL IRELAND                692,001
                                                        -----------
                               ISRAEL: 2.23%
               14,600          Teva Pharmaceutical
                                Industries ADR              974,988
                                                        -----------
                               TOTAL ISRAEL                 974,988
                                                        -----------

Shares                                                     Value
--------------------------------------------------------------------
                               ITALY: 5.93%
               52,100          ENI-Ente Nazionale
                                Idrocarburi S.p.A.      $   826,773
               72,200          IntesaBci S.p.A.             219,897
               81,400          Mediaset S.p.A.              629,018
               65,500          Telecom Italia S.p.A.        511,961
               89,100          UniCredito Italiano
                                S.p.A.                      402,222
                                                        -----------
                               TOTAL ITALY                2,589,871
                                                        -----------
                               JAPAN: 18.09%
                5,000          Aeon Co. Ltd.                133,511
               10,000          Alps Electric Co. Ltd.       126,335
               21,000          Bridgestone Corp.            289,136
                8,000          Canon, Inc.                  302,403
               45,000          Dai Nippon Printing Co.
                                Ltd.                        597,422
               18,300          Denso Corp.                  286,014
               18,700          Eisai Co. Ltd.               480,607
                3,800          Funai Electric Co. Ltd.      469,292
               13,600          Honda Motor Co. Ltd.         551,535
               57,000          Konica Corp.                 368,616
               33,000          Mitsui & Co. Ltd.            220,844
               71,000          Mitsui Chemicals, Inc.       354,882
                   51          Nippon Telegraph &
                                Telephone Corp.             209,805
               87,000          Nissan Motor Co. Ltd.        602,553
                7,500          Nitto Denko Corp.            245,953
                  110          NTT DoCoMo, Inc.             270,778
               21,100    @     Sega Corp.                   507,076
               11,900          Shin-Etsu Chemical Co.
                                Ltd.                        511,390
               26,000          Shiseido Co. Ltd.            346,696
                9,600          Sony Corp.                   507,076
               77,000          Sumitomo Mitsui Banking
                                Corp.                       375,876
                2,900          TDK Corp.                    136,966
                                                        -----------
                               TOTAL JAPAN                7,894,766
                                                        -----------
                               NETHERLANDS: 4.37%
                5,300          Akzo Nobel NV                230,324
               50,300    @     Crucell                      233,513
               15,300          Koninklijke Philips
                                Electronics NV              426,324
              217,800          Royal KPN NV               1,017,557
                                                        -----------
                               TOTAL NETHERLANDS          1,907,718
                                                        -----------
                               NORWAY: 2.25%
              520,000    @     Kvaerner ASA                 470,063
               43,700          Tandberg ASA                 514,124
                                                        -----------
                               TOTAL NORWAY                 984,187
                                                        -----------
                               SINGAPORE: 1.56%
               37,200    @     Flextronics
                                International Ltd.          265,236
              179,000          Keppel Corp. Ltd.            417,540
                                                        -----------
                               TOTAL SINGAPORE              682,776
                                                        -----------
                               SOUTH KOREA: 0.98%
                2,600          Samsung Electronics GDR      177,450
               10,100          SK Telecom ADR               250,379
                                                        -----------
                               TOTAL SOUTH KOREA            427,829
                                                        -----------
                               SPAIN: 2.97%
               70,800          Amadeus Global Travel
                                Distribution                452,200
               48,200          Banco Santander Central
                                Hispano SA                  381,967
               15,000          Endesa SA                    217,484
                9,000          Grupo Ferrovial SA           244,924
                                                        -----------
                               TOTAL SPAIN                1,296,575
                                                        -----------

Shares                                                     Value
--------------------------------------------------------------------
                               SWEDEN: 3.86%
               13,200          Electrolux AB            $   265,785
               74,400          Eniro AB                     569,344
               14,500    @     Modern Times Group AB        192,018
                2,300          Nobel Biocare AB             153,788
               14,200          Svenska Cellulosa AB         504,022
                                                        -----------
                               TOTAL SWEDEN               1,684,957
                                                        -----------
                               SWITZERLAND: 5.35%
                4,500    @     Actelion Ltd.                162,912
               11,200          Credit Suisse Group          354,787
                6,400    @     Logitech International
                                SA                          296,916
                2,880          Nestle SA                    669,992
               16,950          UBS AG                       850,568
                                                        -----------
                               TOTAL SWITZERLAND          2,335,175
                                                        -----------
                               TAIWAN: 1.63%
               54,890    @     Taiwan Semiconductor
                                Manufacturing Co. Ltd.
                                ADR                         713,570
                                                        -----------
                               TOTAL TAIWAN                 713,570
                                                        -----------
                               UNITED KINGDOM: 18.16%
               43,100          3i Group PLC                 449,831
               84,200          Aegis Group PLC              115,225
               56,800          Amvescap PLC                 462,908
               15,100          Anglo American PLC           251,189
               34,700    @     British Sky
                                Broadcasting PLC            332,797
              133,500          BT Group PLC                 512,956
               69,400          Galen Holdings PLC           489,407
               17,600          GlaxoSmithKline PLC ADR      759,264
               81,000          Lattice Group PLC            211,193
               50,600          Lloyds TSB Group PLC         503,805
               55,400          Man Group PLC                870,053
               22,100          Northern Rock PLC            229,645
               73,700          P&O Princess Cruises
                                PLC                         466,352
               57,800          Rentokil Initial PLC         235,309
               15,900          Shell Transport &
                                Trading Co. PLC ADR         715,659
               17,400    @     Shire Pharmaceuticals
                                PLC ADR                     449,094
               42,300          United Business Media
                                PLC                         280,562
              431,641          Vodafone Group PLC           592,330
                                                        -----------
                               TOTAL UNITED KINGDOM       7,927,579
                                                        -----------
                               Total Common Stock
                                (Cost $41,566,981)       40,864,440
                                                        -----------
PREFERRED STOCK: 0.43%
                               GERMANY: 0.43%
                  400          Porsche AG                   189,245
                                                        -----------
                               TOTAL GERMANY                189,245
                                                        -----------
                               Total Preferred Stock
                                (Cost $176,419)             189,245
                                                        -----------
                               Total Long-Term
                                Investments
                                (Cost $41,743,400)       41,053,685
                                                        -----------

                 See Accompanying Notes to Financial Statements

ING VP
INTERNATIONAL
EQUITY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 5.75%
                        U.S. GOVERNMENT OBLIGATIONS:
                         5.75%
     $2,511,000         FHLB Discount Note,
                         1.900%, due
                         07/01/02                     $ 2,511,000
                                                      -----------
                        TOTAL U.S.
                         GOVERNMENT
                         OBLIGATIONS                    2,511,000
                                                      -----------
                        Total Short-Term
                         Investments (Cost
                         $2,511,000)                    2,511,000
                                                      -----------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $44,254,400)*        99.79%  $43,564,685
                        OTHER ASSETS AND
                         LIABILITIES-NET       0.21%       91,419
                                             -------  -----------
                          NET ASSETS         100.00%  $43,656,104
                                             =======  ===========

 @  Non-income producing security
 ADR American Depository Receipt
 * Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                   $ 2,403,697
                        Gross Unrealized
                         Depreciation                    (3,093,412)
                                                        -----------
                        Net Unrealized
                         Depreciation                   $  (689,715)
                                                        ===========

                 See Accompanying Notes to Financial Statements

ING VP
INTERNATIONAL
EQUITY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                   Percentage of
           Industry                 Net Assets
------------------------------------------------
Advertising                             0.26%
Airlines                                2.26%
Auto Manufacturers                      4.09%
Auto Parts & Equipment                  1.87%
Banks                                  10.23%
Biotechnology                           0.53%
Building Materials                      0.67%
Chemicals                               3.44%
Commercial Services                     1.91%
Computers                               0.99%
Cosmetics/Personal Care                 0.79%
Distribution/Wholesale                  0.51%
Diversified Financial Services          3.05%
Electric                                0.50%
Electrical Equipment                    1.07%

                                   Percentage of
           Industry                 Net Assets
------------------------------------------------
Electronics                             1.88%
Engineering & Construction              1.25%
Food                                    1.53%
Forest Products & Paper                 1.15%
Gas                                     0.48%
Healthcare-Products                     0.36%
Holding Companies-Diversified           0.96%
Home Furnishings                        2.79%
Insurance                               2.66%
Leisure Time                            1.07%
Lodging                                 0.83%
Media                                   6.35%
Mining                                  0.58%
Miscellaneous Manufacturing             1.96%
Office/Business Equipment               0.69%

                                   Percentage of
           Industry                 Net Assets
------------------------------------------------
Oil & Gas                               6.45%
Pharmaceuticals                        12.90%
Retail                                  0.31%
Semiconductors                          2.04%
Software                                1.23%
Sovereign                               5.75%
Telecommunications                     10.44%
Toys/Games/Hobbies                      1.16%
Transportation                          1.04%
Venture Capital                         1.03%
Water                                   0.73%
Other Assets and Liabilities,
 Net                                    0.21%
                                      ------
NET ASSETS                            100.00%
                                      ======

                 See Accompanying Notes to Financial Statements

ING VP
GROWTH
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                          Value
----------------------------------------------------------------
COMMON STOCK: 99.87%
                              AEROSPACE/DEFENSE: 2.12%
               43,500    @    Alliant
                               Techsystems, Inc.   $  2,775,300
               35,000         United Technologies
                               Corp.                  2,376,500
                                                   ------------
                                                      5,151,800
                                                   ------------
                              AGRICULTURE: 0.69%
               38,300         Philip Morris Cos.,
                               Inc.                   1,672,944
                                                   ------------
                              AUTO PARTS & EQUIPMENT: 1.03%
               54,200    @    Lear Corp.              2,506,750
                                                   ------------
                              BANKS: 1.99%
               34,700         Bank of America
                               Corp.                  2,441,492
               35,700         Fifth Third Bancorp     2,379,405
                                                   ------------
                                                      4,820,897
                                                   ------------
                              BEVERAGES: 6.44%
               93,100         Coca-Cola Co.           5,213,600
               89,300    @    Constellation
                               Brands, Inc.           2,857,600
               75,800         Pepsi Bottling
                               Group, Inc.            2,334,640
              108,600         PepsiCo, Inc.           5,234,520
                                                   ------------
                                                     15,640,360
                                                   ------------
                              BIOTECHNOLOGY: 1.69%
              183,800    @    Immunex Corp.           4,106,092
                                                   ------------
                              CHEMICALS: 0.97%
               58,300         Rohm & Haas Co.         2,360,567
                                                   ------------
                              COMPUTERS: 3.60%
               65,000    @    Affiliated Computer
                               Services, Inc.         3,086,200
              216,000    @    Dell Computer Corp.     5,646,240
                                                   ------------
                                                      8,732,440
                                                   ------------
                              COSMETICS/PERSONAL CARE: 1.87%
               50,800         Procter & Gamble
                               Co.                    4,536,440
                                                   ------------
                              DIVERSIFIED FINANCIAL
                               SERVICES: 5.10%
               66,900         Capital One
                               Financial Corp.        4,084,245
               28,900         Citigroup, Inc.         1,119,875
               49,100         Freddie Mac             3,004,920
               31,100         Goldman Sachs
                               Group, Inc.            2,281,185
               46,900         Merrill Lynch &
                               Co., Inc.              1,899,450
                                                   ------------
                                                     12,389,675
                                                   ------------
                              ENTERTAINMENT: 0.25%
               25,700    @    Regal Entertainment
                               Group                    599,324
                                                   ------------
                              HAND/MACHINE TOOLS: 1.56%
               78,700         Black & Decker
                               Corp.                  3,793,340
                                                   ------------

       Shares                                          Value
----------------------------------------------------------------
                              HEALTHCARE -- PRODUCTS: 8.98%
               76,700    @    Guidant Corp.        $  2,318,641
               64,400    @    Henry Schein, Inc.      2,865,800
              164,600         Johnson & Johnson       8,601,996
               58,900    @    St. Jude Medical,
                               Inc.                   4,349,765
               90,000    @    Varian Medical
                               Systems, Inc.          3,649,500
                                                   ------------
                                                     21,785,702
                                                   ------------
                              HEALTHCARE -- SERVICES: 2.67%
               65,000    @    Anthem, Inc.            4,386,200
               44,900    @    Oxford Health Plans     2,086,054
                                                   ------------
                                                      6,472,254
                                                   ------------
                              INSURANCE: 3.59%
               78,900         Metlife, Inc.           2,272,320
              151,600    @    Travelers Property
                               Casualty Corp.         2,683,320
              113,900   @,@@  Willis Group
                               Holdings Ltd.          3,748,449
                                                   ------------
                                                      8,704,089
                                                   ------------
                              INTERNET: 2.83%
               34,200    @    Expedia, Inc.           2,027,718
              251,700    @    Network Associates,
                               Inc.                   4,850,259
                                                   ------------
                                                      6,877,977
                                                   ------------
                              MEDIA: 1.22%
               39,000         Gannett Co., Inc.       2,960,100
                                                   ------------
                              MISCELLANEOUS
                               MANUFACTURING: 7.79%
              530,000         General Electric
                               Co.                   15,396,500
               29,900    @    SPX Corp.               3,513,250
                                                   ------------
                                                     18,909,750
                                                   ------------
                              OIL & GAS: 3.49%
               61,900         Anadarko Petroleum
                               Corp.                  3,051,670
              101,000         ENSCO
                               International,
                               Inc.                   2,753,260
              123,200         Ocean Energy, Inc.      2,669,744
                                                   ------------
                                                      8,474,674
                                                   ------------
                              PHARMACEUTICALS: 8.88%
              130,500         Bristol-Myers
                               Squibb Co.             3,353,850
               32,900    @    Forest
                               Laboratories, Inc.     2,329,320
              108,400         Mylan Laboratories      3,398,340
              356,200         Pfizer, Inc.           12,467,000
                                                   ------------
                                                     21,548,510
                                                   ------------
                              RETAIL: 11.28%
               81,950    @    Best Buy Co., Inc.      2,974,785
               60,600    @    Dollar Tree Stores,
                               Inc.                   2,388,246
              226,400         Home Depot, Inc.        8,315,672
              121,100         Ltd. Brands             2,579,430
              148,900    @    Office Depot, Inc.      2,501,520
              156,900         Wal-Mart Stores,
                               Inc.                   8,631,069
                                                   ------------
                                                     27,390,722
                                                   ------------

       Shares                                          Value
----------------------------------------------------------------
                              SEMICONDUCTORS: 6.36%
               98,800    @    Applied Materials,
                               Inc.                $  1,879,176
              146,500    @    Fairchild
                               Semiconductor
                               International,
                               Inc.                   3,559,950
              377,100         Intel Corp.             6,889,617
              131,100         Texas Instruments,
                               Inc.                   3,107,070
                                                   ------------
                                                     15,435,813
                                                   ------------
                              SOFTWARE: 11.91%
               72,100    @    Electronic Arts,
                               Inc.                   4,762,205
              126,000         First Data Corp.        4,687,200
              125,200    @    Intuit, Inc.            6,224,944
              241,800    @    Microsoft Corp.        13,226,460
                                                   ------------
                                                     28,900,809
                                                   ------------
                              TELECOMMUNICATIONS: 3.56%
              619,500    @    Cisco Systems, Inc.     8,642,025
                                                   ------------
                                                      8,642,025
                                                   ------------
                              Total Common Stock
                               (Cost
                               $267,653,661)        242,413,054
                                                   ------------

      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.22%
     $7,828,000         FHLMC Discount
                         Note, 1.900%, due
                         07/01/02                    $  7,828,000
                                                     ------------
                        Total Short-Term
                         Investments (Cost
                         $7,828,000)                    7,828,000
                                                     ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $275,481,661)*     103.09%  $250,241,054
                        OTHER ASSETS AND
                         LIABILITIES-NET     -3.09%    (7,503,913)
                                            -------  ------------
                        NET ASSETS          100.00%  $242,737,141
                                            =======  ============

@   Non-income producing security
@@  Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                  $  7,091,153
                        Gross Unrealized
                         Depreciation                   (32,331,760)
                                                       ------------
                        Net Unrealized
                         Depreciation                  $(25,240,607)
                                                       ============

                 See Accompanying Notes to Financial Statements

ING VP
SMALL COMPANY
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
COMMON STOCK: 92.82%
                                AEROSPACE/DEFENSE: 1.24%
              105,000     @     Triumph Group,
                                 Inc.               $  4,683,000
                                                    ------------
                                AIRLINES: 0.37%
              150,000     @     Mesa Air Group,
                                 Inc.                  1,380,000
                                                    ------------
                                APPAREL: 0.43%
              100,000     @     Gymboree Corp.         1,602,000
                                                    ------------
                                AUTO PARTS & EQUIPMENT: 1.07%
               90,000     @     Aftermarket
                                 Technology Corp.      1,754,100
               77,000     @     American Axle &
                                 Manufacturing
                                 Holdings, Inc.        2,289,980
                                                    ------------
                                                       4,044,080
                                                    ------------
                                BANKS: 5.31%
               44,900           BSB Bancorp, Inc.      1,197,932
               76,900           Chittenden Corp.       2,228,562
               66,500           Citizens Banking
                                 Corp.                 1,927,170
               60,000           Community First
                                 Bankshares, Inc.      1,565,400
               85,000           FNB Corp.              2,334,100
               58,827           Independent Bank
                                 Corp.                 1,346,550
               82,800           Irwin Financial
                                 Corp.                 1,664,280
              101,900     @     Local Financial
                                 Corp.                 1,661,989
               29,175           Pacific Northwest
                                 Bancorp                 913,761
               56,000           Provident
                                 Bankshares Corp.      1,326,640
               84,600           R&G Financial
                                 Corp.                 2,005,866
              119,000           Republic Bancorp,
                                 Inc.                  1,777,860
                                                    ------------
                                                      19,950,110
                                                    ------------
                                BEVERAGES: 0.92%
              101,500     @     Robert Mondavi         3,474,345
                                                    ------------
                                BIOTECHNOLOGY: 2.77%
              100,000     @     Bio-Rad
                                 Laboratories,
                                 Inc.                  4,551,000
              166,450     @     Charles River
                                 Laboratories
                                 International,
                                 Inc.                  5,834,073
                                                    ------------
                                                      10,385,073
                                                    ------------
                                BUILDING MATERIALS: 0.71%
               85,000           Texas Industries,
                                 Inc.                  2,676,650
                                                    ------------
                                CHEMICALS: 0.63%
               75,000     @     Cytec Industries,
                                 Inc.                  2,358,000
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                                COMMERCIAL SERVICES: 1.79%
              125,000     @     Corporate
                                 Executive Board
                                 Co.                $  4,281,250
               91,600     @     Right Management
                                 Consultants           2,408,988
                                                    ------------
                                                       6,690,238
                                                    ------------
                                COMPUTERS: 4.06%
              115,000     @     CACI
                                 International,
                                 Inc.                  4,391,850
               37,100     @     Cognizant
                                 Technology
                                 Solutions Corp.       1,994,125
              360,800     @     Concurrent
                                 Computer Corp.        1,677,720
               95,050           Factset Research
                                 Systems, Inc.         2,829,639
              110,400     @     Intergraph Corp.       1,925,398
               75,000     @     Pomeroy Computer
                                 Resources             1,093,500
              100,000     @     Systems & Computer
                                 Technology Corp.      1,351,000
                                                    ------------
                                                      15,263,232
                                                    ------------
                                DISTRIBUTION/WHOLESALE: 2.37%
               90,000     @     Daisytek
                                 International
                                 Corp.                 1,526,400
              110,000           Hughes Supply,
                                 Inc.                  4,939,000
               88,700     @     SCP Pool Corp.         2,462,312
                                                    ------------
                                                       8,927,712
                                                    ------------
                                DIVERSIFIED FINANCIAL SERVICES:
                                 2.21%
               65,000           Jefferies Group,
                                 Inc.                  2,736,500
              159,743           New Century
                                 Financial Corp.       5,586,213
                                                    ------------
                                                       8,322,713
                                                    ------------
                                ELECTRIC: 0.47%
               43,000           WPS Resources
                                 Corp.                 1,755,690
                                                    ------------
                                ELECTRICAL EQUIPMENT: 1.04%
              105,000           Ametek, Inc.           3,911,250
                                                    ------------
                                ELECTRONICS: 4.77%
              140,000     @     Benchmark
                                 Electronics, Inc.     4,060,000
              140,000     @     Fisher Scientific
                                 International         3,920,000
               75,700     @     Flir Systems, Inc.     3,177,129
              150,000     @     Invision
                                 Technologies,
                                 Inc.                  3,604,500
              100,000     @     OSI Systems, Inc.      1,983,000
              150,400     @     Sonic Solutions,
                                 Inc.                  1,195,530
                                                    ------------
                                                      17,940,159
                                                    ------------
                                ENGINEERING & CONSTRUCTION: 0.56%
               75,000     @     URS Corp.              2,100,000
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                                ENTERTAINMENT: 1.13%
              298,100     @     AMC Entertainment,
                                 Inc.               $  4,233,020
                                                    ------------
                                ENVIRONMENTAL CONTROL: 0.93%
               98,800     @     Stericycle, Inc.       3,498,508
                                                    ------------
                                FOOD: 2.30%
              179,900           Fleming Cos., Inc.     3,265,185
              125,000     @@    Fresh Del Monte
                                 Produce               3,125,000
              100,000           Sensient
                                 Technologies
                                 Corp.                 2,276,000
                                                    ------------
                                                       8,666,185
                                                    ------------
                                FOREST PRODUCTS & PAPER: 0.63%
              130,000           Rock-Tenn Co.          2,385,500
                                                    ------------
                                HAND/MACHINE TOOLS: 1.12%
              115,000           Kennametal, Inc.       4,209,000
                                                    ------------
                                HEALTHCARE -- PRODUCTS: 2.80%
              120,000     @     Conmed Corp.           2,679,600
               49,300     @     CTI Molecular
                                 Imaging, Inc.         1,130,942
               50,300     @     Endocare, Inc.           664,463
               90,000     @     Ocular Sciences,
                                 Inc.                  2,385,000
              108,400     @     Respironics, Inc.      3,691,020
                                                    ------------
                                                      10,551,025
                                                    ------------
                                HEALTHCARE -- SERVICES: 0.77%
               65,000     @     American Medical
                                 Security Group,
                                 Inc.                  1,556,100
               90,000     @     Radiologix, Inc.       1,359,000
                                                    ------------
                                                       2,915,100
                                                    ------------
                                HOME BUILDERS: 3.08%
               79,100     @     Beazer Homes USA,
                                 Inc.                  6,328,000
              150,000           Standard-Pacific
                                 Corp.                 5,262,000
                                                    ------------
                                                      11,590,000
                                                    ------------
                                HOME FURNISHINGS: 0.23%
               60,000     @     Salton, Inc.             861,000
                                                    ------------
                                HOUSEHOLD PRODUCTS/WARES: 0.90%
              125,000     @     Yankee Candle Co,
                                 Inc.                  3,386,250
                                                    ------------
                                INSURANCE: 1.42%
              108,000           AmerUs Group Co.       4,006,800
               65,000           Stewart
                                 Information
                                 Services Corp.        1,335,750
                                                    ------------
                                                       5,342,550
                                                    ------------
                                INTERNET: 2.27%
              600,000    @,@@   Chinadotcom Corp.      1,632,000
              200,500     @     Overture Services,
                                 Inc.                  5,008,490
               75,000     @     Websense, Inc.         1,917,750
                                                    ------------
                                                       8,558,240
                                                    ------------
                                LEISURE TIME: 1.46%
              180,000     @     Nautilus Group,
                                 Inc.                  5,508,000
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP
SMALL COMPANY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                                LODGING: 1.35%
               71,000     @     Ameristar Casinos,
                                 Inc.               $  2,063,260
              210,000     @     Boyd Gaming Corp.      3,024,000
                                                    ------------
                                                       5,087,260
                                                    ------------
                                MEDIA: 0.58%
              265,000     @     Charter
                                 Communications,
                                 Inc.                  1,081,200
              109,800     @     Spanish
                                 Broadcasting
                                 System                1,098,000
                                                    ------------
                                                       2,179,200
                                                    ------------
                                METAL FABRICATE/HARDWARE: 2.62%
              120,000           Quanex Corp.           5,244,000
              150,000     @     Shaw Group, Inc.       4,605,000
                                                    ------------
                                                       9,849,000
                                                    ------------
                                MISCELLANEOUS MANUFACTURING:
                                 1.40%
               84,500     @     Griffon Corp.          1,529,450
              100,000           Harsco Corp.           3,750,000
                                                    ------------
                                                       5,279,450
                                                    ------------
                                OFFICE/BUSINESS EQUIPMENT: 0.56%
              110,000     @     Global Imaging
                                 Systems, Inc.         2,088,900
                                                    ------------
                                OIL & GAS: 1.04%
              106,250           Patina Oil & Gas
                                 Corp.                 2,914,438
               66,400     @     Southwestern
                                 Energy Co.            1,008,616
                                                    ------------
                                                       3,923,054
                                                    ------------
                                OIL & GAS SERVICES: 0.80%
              112,000     @     Oceaneering Intl.,
                                 Inc.                  3,024,000
                                                    ------------
                                PHARMACEUTICALS: 3.06%
               70,000           D&K Healthcare
                                 Resources, Inc.       2,468,200
               59,400     @     Perrigo Co.              772,200
              173,100     @     Pharmaceutical
                                 Resources, Inc.       4,808,718
              150,000     @     Sangstat Medical
                                 Corp.                 3,447,000
                                                    ------------
                                                      11,496,118
                                                    ------------
                                REITS: 7.92%
              110,100           CBL & Associates
                                 Properties, Inc.      4,459,050
              100,000           Chelsea Property
                                 Group, Inc.           3,345,000
               86,825           Equity One, Inc.       1,215,550
              125,000           Glenborough Realty
                                 Trust, Inc.           2,962,500
              112,600           Heritage Property
                                 Investment Trust      3,007,546
              110,000           IRT Property Co.       1,386,000
               54,800           Macerich Co.           1,698,800
              201,600           Reckson Associates
                                 Realty Corp.          5,019,840
              115,000           SL Green Realty
                                 Corp.                 4,099,750
               90,000           Washington Real
                                 Estate Investment
                                 Trust                 2,601,000
                                                    ------------
                                                      29,795,036
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                                RETAIL: 8.17%
              225,000     @     AnnTaylor Stores
                                 Corp.              $  5,712,750
              150,700     @     Hollywood
                                 Entertainment
                                 Corp.                 3,116,476
              120,000     @     Jack in the Box,
                                 Inc.                  3,816,000
               77,000     @     Lithia Motors,
                                 Inc.                  2,072,840
              225,000     @     Movie Gallery,
                                 Inc.                  4,752,000
              186,600     @     Panera Bread Co.       6,432,102
               18,500     @     Rex Stores Corp.         253,450
              150,000     @     ShopKo Stores,
                                 Inc.                  3,030,000
               99,750     @     Steak N Shake Co.      1,561,088
                                                    ------------
                                                      30,746,706
                                                    ------------
                                SAVINGS & LOANS: 3.08%
              150,000           BankAtlantic
                                 Bancorp, Inc.         1,860,000
              125,000           Commercial Federal
                                 Corp.                 3,625,000
               65,700           FirstFed America
                                 Bancorp               1,563,660
               51,000     @     FirstFed Financial
                                 Corp.                 1,479,000
              130,000           Flagstar Bancorp,
                                 Inc.                  3,003,000
                3,800     @     Sterling Financial
                                 Corp.                    75,582
                                                    ------------
                                                      11,606,242
                                                    ------------
                                SEMICONDUCTORS: 4.00%
               25,700     @     Artisan
                                 Components, Inc.        231,300
              335,000     @     ESS Technology         5,875,900
              125,000     @     Omnivision
                                 Technologies,
                                 Inc.                  1,793,750
              109,200     @     Varian
                                 Semiconductor
                                 Equipment
                                 Associates, Inc.      3,705,156
              150,000     @     Zoran Corp.            3,436,500
                                                    ------------
                                                      15,042,606
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                                SOFTWARE: 3.52%
              200,000     @     Borland Software
                                 Corp.              $  2,060,000
              117,900           Inter-Tel, Inc.        2,017,269
              225,000     @     NETIQ Corp.            5,091,750
              168,400     @     Retek, Inc.            4,092,120
                                                    ------------
                                                      13,261,139
                                                    ------------
                                TELECOMMUNICATIONS: 2.11%
               54,000     @     Commonwealth
                                 Telephone
                                 Enterprises, Inc.     2,172,960
              140,000     @     Intrado, Inc.          2,710,400
              218,600     @     Metro One
                                Telecommunications     3,051,654
                                                    ------------
                                                       7,935,014
                                                    ------------
                                TOYS/GAMES/HOBBIES: 0.60%
               71,600     @     Action Performance
                                 Cos., Inc.            2,262,560
                                                    ------------
                                TRANSPORTATION: 2.25%
              118,000     @     Offshore
                                 Logistics, Inc.       2,819,020
               40,000           Roadway Corp.          1,437,200
              130,000     @     Yellow Corp.           4,212,000
                                                    ------------
                                                       8,468,220
                                                    ------------

                                Total Common Stock
                                 (Cost
                                 $350,333,122)       349,213,135
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP
SMALL COMPANY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 7.20%
     $27,099,000        FHLMC Discount Note,
                         1.900%, due 07/01/02       $ 27,099,000
                                                    ------------
                        Total Short-Term
                         Investments
                         (Cost $27,099,000)           27,099,000
                                                    ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $377,432,122)*    100.02%  $376,312,135
                        OTHER ASSETS AND
                         LIABILITIES-NET    -0.02%       (84,571)
                                           -------  ------------
                        NET ASSETS         100.00%  $376,227,564
                                           =======  ============

@   Non-income producing security
@@  Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                  $ 16,006,080
                        Gross Unrealized
                         Depreciation                   (17,126,067)
                                                       ------------
                        Net Unrealized
                         Depreciation                  $ (1,119,987)
                                                       ============

Information concerning open futures contracts at June 30, 2002 is shown below:

LONG CONTRACTS  NO. OF CONTRACTS   NOTIONAL MARKET VALUE   EXPIRATION DATE   UNREALIZED GAIN
--------------  ----------------   ---------------------   ---------------   ---------------
Russell 2000           32               $ 7,413,600            Sep-02            $35,686
Russell 2000           48                11,120,400            Sep-02             50,105
                                        -----------                              -------
                                        $18,534,000                              $85,791
                                        ===========                              =======

                 See Accompanying Notes to Financial Statements

ING VP
TECHNOLOGY
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
COMMON STOCK: 83.75%
                               COMMERCIAL SERVICES: 2.05%
               58,450   @,@@   Accenture Ltd.         $ 1,110,550
                                                      -----------
                                                        1,110,550
                                                      -----------
                               COMPUTERS: 14.09%
               26,050    @     Affiliated Computer
                                Services, Inc.          1,236,854
                  700    @     Anteon Intl. Corp.          17,696
               43,100    @     Cadence Design
                                Systems, Inc.             694,772
               45,200          Computer Sciences
                                Corp.                   2,160,560
               99,750    @     Dell Computer Corp.      2,607,465
               60,000          Hewlett-Packard Co.        916,800
                                                      -----------
                                                        7,634,147
                                                      -----------
                               DISTRIBUTION/WHOLESALE: 2.13%
               42,600    @     Ingram Micro, Inc.         585,750
               15,000    @     Tech Data Corp.            567,750
                                                      -----------
                                                        1,153,500
                                                      -----------
                               ELECTRONICS: 7.02%
               38,100   @,@@   Celestica, Inc.            865,251
              167,500   @,@@   Flextronics Intl.
                                Ltd.                    1,194,275
              100,600    @     Sanmina-SCI Corp.          634,786
               50,250    @     Vishay
                                Intertechnology,
                                Inc.                    1,105,500
                                                      -----------
                                                        3,799,812
                                                      -----------
                               INTERNET: 4.95%
               17,100    @     Expedia, Inc.            1,013,859
               86,550    @     Network Associates,
                                Inc.                    1,667,819
                                                      -----------
                                                        2,681,678
                                                      -----------
                               MEDIA: 2.51%
               92,250          AOL Time Warner, Inc.    1,356,998
                                                      -----------
                               RETAIL: 4.88%
               24,525    @     Best Buy Co., Inc.         890,258
               37,450    @     CDW Computer Centers,
                                Inc.                    1,753,035
                                                      -----------
                                                        2,643,293
                                                      -----------
                               SEMICONDUCTORS: 27.87%
               56,750    @     Altera Corp.               771,800
               94,000    @     Applied Materials,
                                Inc.                    1,787,880
              103,600   @,@@   ASML Holding NV ADR      1,566,432
               52,500    @     Integrated Device
                                Technology, Inc.          952,350
               88,350          Intel Corp.              1,614,155
               84,550    @     Lam Research Corp.       1,520,209
               37,250   @,@@   Marvell Technology
                                Group Ltd.                740,903
               55,400          Micron Technology,
                                Inc.                    1,120,188
               39,700    @     Novellus Systems,
                                Inc.                    1,349,800
              156,915   @,@@   Taiwan Semiconductor
                                Manufacturing Co.
                                Ltd. ADR                2,039,895
               45,250          Texas Instruments,
                                Inc.                    1,072,425
               24,850    @     Xilinx, Inc.               557,386
                                                      -----------
                                                       15,093,423
                                                      -----------

       Shares                                            Value
------------------------------------------------------------------
                               SOFTWARE: 13.05%
               37,150          Adobe Systems, Inc.    $ 1,058,775
               71,850    @     BMC Software, Inc.       1,192,710
               51,550    @     Intuit, Inc.             2,563,066
               36,300    @     Mercury Interactive
                                Corp.                     833,445
               26,000    @     Microsoft Corp.          1,422,200
                                                      -----------
                                                        7,070,196
                                                      -----------
                               TELECOMMUNICATIONS: 5.20%
              121,300    @     Cisco Systems, Inc.      1,692,135
               40,950    @     Qualcom, Inc.            1,125,715
                                                      -----------
                                                        2,817,850
                                                      -----------
                               Total Common Stock
                                (Cost $55,143,852)     45,361,447
                                                      -----------

      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 16.32%
                        REPURCHASE
                         AGREEMENT: 16.32%
     $8,839,000         State Street
                         Repurchase
                         Agreement, 1.830%,
                         due 07/01/02,
                         $8,840,348 to be
                         received upon
                         repurchase
                         (Collateralized by
                         $8,905,000 U.S.
                         Treasury Note,
                         2.750% due
                         09/30/03                     $ 8,839,000
                                                      -----------
                        Total Short-Term
                         Investments
                         (Cost $8,839,000)              8,839,000
                                                      -----------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $63,982,852)*       100.07%  $54,200,447
                        OTHER ASSETS AND
                         LIABILITIES-NET      -0.07%      (36,246)
                                             -------  -----------
                        NET ASSETS           100.00%  $54,164,201
                                             =======  ===========

@    Non-income producing security
@@   Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                  $  3,595,782
                        Gross Unrealized
                         Depreciation                   (13,378,187)
                                                       ------------
                        Net Unrealized
                         Depreciation                  $ (9,782,405)
                                                       ============

                 See Accompanying Notes to Financial Statements

ING VP
VALUE OPPORTUNITY
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
COMMON STOCK: 97.14%
                               AEROSPACE/DEFENSE: 4.06%
              140,300          Lockheed Martin
                                Corp.                $  9,750,850
                                                     ------------
                               APPAREL: 1.09%
               47,800    @     Coach, Inc.              2,624,220
                                                     ------------
                               AUTO PARTS & EQUIPMENT: 1.85%
              240,200          Dana Corp.               4,450,906
                                                     ------------
                               BANKS: 5.12%
               77,800          Bank of America
                                Corp.                   5,474,008
              176,900          Bank One Corp.           6,807,112
                                                     ------------
                                                       12,281,120
                                                     ------------
                               BEVERAGES: 4.17%
              121,700          Pepsi Bottling
                                Group, Inc.             3,748,360
              129,900          PepsiCo, Inc.            6,261,180
                                                     ------------
                                                       10,009,540
                                                     ------------
                               BIOTECHNOLOGY: 1.31%
              140,700    @     Immunex Corp.            3,143,238
                                                     ------------
                               COSMETICS/PERSONAL
                                CARE: 1.93%
               52,000          Procter & Gamble Co.     4,643,600
                                                     ------------
                               DIVERSIFIED FINANCIAL
                                SERVICES: 9.50%
               59,600          Bear Stearns Cos.,
                                Inc.                    3,647,520
               65,800          Capital One
                                Financial Corp.         4,017,090
              215,066          Citigroup, Inc.          8,333,808
               49,800          Fannie Mae               3,672,750
               77,200          Merrill Lynch & Co.,
                                Inc.                    3,126,600
                                                     ------------
                                                       22,797,768
                                                     ------------
                               ELECTRIC: 1.31%
              175,700          PG&E Corp.               3,143,273
                                                     ------------
                               ELECTRONICS: 1.21%
               35,600          Johnson Controls,
                                Inc.                    2,905,316
                                                     ------------
                               ENTERTAINMENT: 0.22%
               22,500    @     Regal Entertainment
                                Group                     524,700
                                                     ------------
                               ENVIRONMENTAL CONTROL: 1.40%
              128,800          Waste Management,
                                Inc.                    3,355,240
                                                     ------------
                               FOOD: 2.75%
              161,300          Kraft Foods, Inc.        6,605,235
                                                     ------------
                               HAND/MACHINE TOOLS: 2.39%
              119,100          Black & Decker Corp.     5,740,620
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               HEALTHCARE -- PRODUCTS: 5.82%
               94,000          Johnson & Johnson     $  4,912,440
               41,300    @     St. Jude Medical,
                                Inc.                    3,050,005
              148,000    @     Varian Medical
                                Systems, Inc.           6,001,400
                                                     ------------
                                                       13,963,845
                                                     ------------
                               HEALTHCARE -- SERVICES: 2.54%
               90,400    @     Anthem, Inc.             6,100,192
                                                     ------------
                               INSURANCE: 1.09%
              147,900    @     Travelers Property
                                Casualty Corp.          2,617,830
                                                     ------------
                               INTERNET: 2.67%
               34,500    @     Expedia, Inc.            2,045,505
              226,800    @     Network Associates,
                                Inc.                    4,370,436
                                                     ------------
                                                        6,415,941
                                                     ------------
                               LODGING: 2.06%
              179,800    @     Mandalay Resort
                                Group                   4,957,086
                                                     ------------
                               MEDIA: 1.55%
              164,300          Belo Corp.               3,714,823
                                                     ------------
                               MINING: 1.51%
              138,100          Newmont Mining Corp.
                                Holding Co.             3,636,173
                                                     ------------
                               MISCELLANEOUS
                                MANUFACTURING: 6.54%
              264,000          General Electric Co.     7,669,200
               77,100          Pentair, Inc.            3,706,968
               36,700    @     SPX Corp.                4,312,250
                                                     ------------
                                                       15,688,418
                                                     ------------
                               OIL & GAS: 6.96%
               53,100          Amerada Hess Corp.       4,380,750
              103,600          Devon Energy Corp.       5,105,408
              176,400          Exxon Mobil Corp.        7,218,288
                                                     ------------
                                                       16,704,446
                                                     ------------
                               PHARMACEUTICALS: 6.43%
              120,100          Bristol-Myers Squibb
                                Co.                     3,086,570
              154,000          Pfizer, Inc.             5,390,000
              135,900          Wyeth                    6,958,080
                                                     ------------
                                                       15,434,650
                                                     ------------
                               RETAIL: 7.02%
               61,100    @     Dollar Tree Stores,
                                Inc.                    2,407,951
              148,100          Home Depot, Inc.         5,439,713
              304,400    @     Office Depot, Inc.       5,113,920
               71,800          Sears Roebuck and
                                Co.                     3,898,740
                                                     ------------
                                                       16,860,324
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               SEMICONDUCTORS: 5.21%
              249,500          Intel Corp.           $  4,558,365
              176,900    @     National
                                Semiconductor Corp.     5,160,173
              118,200          Texas Instruments,
                                Inc.                    2,801,340
                                                     ------------
                                                       12,519,878
                                                     ------------
                               SOFTWARE: 7.88%
              128,600          First Data Corp.         4,783,920
               86,200    @     Intuit, Inc.             4,285,863
              180,000    @     Microsoft Corp.          9,846,000
                                                     ------------
                                                       18,915,783
                                                     ------------
                               TELECOMMUNICATIONS: 1.55%
               92,600          Verizon
                                Communications,
                                Inc.                    3,717,890
                                                     ------------
                               Total Common Stock
                                 (Cost
                                $248,293,643)         233,222,905
                                                     ------------

      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.87%
     $6,890,000         FHLMC Discount Note,
                         1.900%, due 07/01/02        $  6,890,000
                                                     ------------
                        Total Short-Term
                         Investments
                         (Cost $6,890,000)              6,890,000
                                                     ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $255,183,643)*     100.01%  $240,112,905
                        OTHER ASSETS AND
                         LIABILITIES-NET     -0.01%       (18,528)
                                            -------  ------------
                        NET ASSETS          100.00%  $240,094,377
                                            =======  ============

@   Non-income producing security
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                  $  7,279,521
                        Gross Unrealized
                         Depreciation                   (22,350,259)
                                                       ------------
                        Net Unrealized
                         Depreciation                  $(15,070,738)
                                                       ============

                 See Accompanying Notes to Financial Statements

ING VP
BALANCED
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                        Value
---------------------------------------------------------------
COMMON STOCK: 57.98%
                              AEROSPACE/DEFENSE: 0.56%
               35,250    @    Alliant
                               Techsystems,
                               Inc.              $    2,248,950
               42,450         Lockheed Martin
                               Corp.                  2,950,275
               42,650         United
                               Technologies
                               Corp.                  2,895,935
                                                 --------------
                                                      8,095,160
                                                 --------------
                              AIRLINES: 0.13%
              205,900    @    Mesa Air Group,
                               Inc                    1,894,280
                                                 --------------
                              APPAREL: 0.73%
               65,350    @    Jones Apparel
                               Group, Inc.            2,450,625
               76,000         Nike, Inc.              4,077,400
               60,200    @    Reebok
                               International
                               Ltd.                   1,775,900
               56,700         VF Corp.                2,223,207
                                                 --------------
                                                     10,527,132
                                                 --------------
                              AUTO MANUFACTURERS: 0.75%
              347,050         Ford Motor Co.          5,552,800
               45,100         General Motors
                               Corp.                  2,410,595
               64,400         Paccar, Inc.            2,858,716
                                                 --------------
                                                     10,822,111
                                                 --------------
                              AUTO PARTS & EQUIPMENT: 1.04%
               64,700    @    American Axle &
                               Manufacturing
                               Holdings, Inc.         1,924,178
               70,100         Cooper Tire &
                               Rubber Co.             1,440,555
              117,600    @    Dura Automotive
                               Systems, Inc.          2,440,200
               90,300         Goodyear Tire &
                               Rubber Co.             1,689,513
               48,500    @    Lear Corp.              2,243,125
              155,900    @    Tower Automotive,
                               Inc.                   2,174,805
               53,200         TRW, Inc.               3,031,336
                                                 --------------
                                                     14,943,712
                                                 --------------
                              BANKS: 2.79%
              233,400         Bank of America
                               Corp.                 16,422,024
              105,950         Bank One Corp.          4,076,956
               93,350         Union Planters
                               Corp.                  3,021,740
              171,950         US Bancorp              4,015,033
              128,100         Wachovia Corp           4,890,858
              158,800         Wells Fargo & Co.       7,949,528
                                                 --------------
                                                     40,376,139
                                                 --------------
                              BEVERAGES: 1.71%
               79,750         Anheuser-Busch
                               Cos., Inc.             3,987,500
              230,300         Coca-Cola Co.          12,896,800
              163,600         PepsiCo, Inc.           7,885,520
                                                 --------------
                                                     24,769,820
                                                 --------------
                              BUILDING MATERIALS: 0.30%
              161,750         Masco Corp.             4,385,043
                                                 --------------

       Shares                                        Value
---------------------------------------------------------------
                              CHEMICALS: 0.73%
               81,000         Dow Chemical Co.   $    2,784,780
               92,450         Du Pont (E.I.) de
                               Nemours & Co.          4,104,780
               63,600         Praxair, Inc.           3,623,292
                                                 --------------
                                                     10,512,852
                                                 --------------
                              COMMERCIAL SERVICES: 0.38%
               52,850         Deluxe Corp.            2,055,337
               80,900         Equifax, Inc.           2,184,300
               20,600    @    Rent-A-Center,
                               Inc.                   1,195,006
                                                 --------------
                                                      5,434,643
                                                 --------------
                              COMPUTERS: 2.46%
               45,900    @    Affiliated
                               Computer
                               Services, Inc.         2,179,332
               62,100    @    Computer Sciences
                               Corp.                  2,968,380
              141,200    @    Concurrent
                               Computer Corp.           656,580
              377,950    @    Dell Computer
                               Corp.                  9,879,613
              234,800         Hewlett-Packard
                               Co.                    3,587,744
              133,250         International
                               Business
                               Machines Corp.         9,594,000
              166,800    @    Network
                               Appliance, Inc.        2,074,992
               76,500         Reynolds &
                               Reynolds Co.           2,138,175
               44,475    @    Synopsys, Inc.          2,437,675
                                                 --------------
                                                     35,516,491
                                                 --------------
                              COSMETICS/PERSONAL CARE: 1.18%
              190,400         Procter & Gamble
                               Co.                   17,002,720
                                                 --------------
                              DISTRIBUTION/WHOLESALE: 0.60%
               81,200         Genuine Parts Co.       2,831,444
               47,650         Hughes Supply,
                               Inc.                   2,139,485
               29,400    @    Scansource, Inc.        1,805,454
               51,975    @    Tech Data Corp.         1,967,254
                                                 --------------
                                                      8,743,637
                                                 --------------
                              DIVERSIFIED FINANCIAL
                               SERVICES: 4.94%
               37,550    @    Affiliated
                               Managers Group         2,309,325
              120,250         American Express
                               Co.                    4,367,480
               47,150         Bear Stearns
                               Cos., Inc.             2,885,580
               44,250         Charter Municipal
                               Mortgage
                               Acceptance Co.           791,190
              478,150         Citigroup, Inc.        18,528,313
               63,250         Countrywide
                               Credit, Inc.           3,051,813
              166,500         Fannie Mae             12,279,375
              139,450         Freddie Mac             8,534,340
              117,950         Household Intl.,
                               Inc.                   5,862,115

       Shares                                        Value
---------------------------------------------------------------
              348,600         JP Morgan Chase &
                               Co.               $   11,824,512
               28,650         New Century
                               Financial Corp.        1,001,891
                                                 --------------
                                                     71,435,934
                                                 --------------
                              ELECTRIC: 1.58%
               24,450         Dominion
                               Resources, Inc.        1,618,590
               75,100         Duke Energy Corp.       2,335,610
              189,650    @    Edison Intl.            3,224,050
               84,950         Entergy Corp.           3,605,279
              291,600    @    Mirant Corp.            2,128,680
              176,000    @    PG&E Corp.              3,148,640
               60,900         Pinnacle West
                               Capital Corp.          2,405,550
               10,500    @    Progress Energy,
                               Inc.                          --
              158,800         Reliant Energy,
                               Inc.                   2,683,720
               63,050         Southern Co.            1,727,570
                                                 --------------
                                                     22,877,689
                                                 --------------
                              ELECTRONICS: 0.52%
              111,500    @    Jabil Circuit,
                               Inc.                   2,353,765
               61,400         Parker Hannifin
                               Corp.                  2,934,306
              368,900    @    Solectron Corp.         2,268,735
                                                 --------------
                                                      7,556,806
                                                 --------------
                              ENGINEERING &
                               CONSTRUCTION: 0.15%
               55,950         Fluor Corp              2,179,253
                                                 --------------
                              ENTERTAINMENT: 0.48%
               75,350    @    Alliance Gaming
                               Corp.                    920,777
               67,600    @    Argosy Gaming Co.       1,919,840
               69,550    @    GTECH Holdings
                               Corp.                  1,776,307
               41,550    @    International
                               Game Technology        2,355,885
                                                 --------------
                                                      6,972,809
                                                 --------------
                              FOOD: 1.00%
              265,100         Archer-Daniels-
                               Midland Co.            3,390,629
              172,300         Conagra Foods,
                               Inc.                   4,764,095
              101,425    @@   Fresh Del Monte
                               Produce                2,535,625
               92,725    @    Smithfield Foods,
                               Inc.                   1,720,049
               84,750         Supervalu, Inc.         2,078,918
                                                 --------------
                                                     14,489,316
                                                 --------------
                              FOREST PRODUCTS & PAPER: 0.23%
               45,950         International
                               Paper Co.              2,002,501
               20,100         Weyerhaeuser Co.        1,283,385
                                                 --------------
                                                      3,285,886
                                                 --------------
                              GAS: 0.10%
               82,300         Northwestern
                               Corp.                  1,394,985
                                                 --------------

                 See Accompanying Notes to Financial Statements

ING VP
BALANCED
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                        Value
---------------------------------------------------------------
                              HEALTHCARE -- PRODUCTS: 2.49%
              101,000         Becton Dickinson
                               & Co.             $    3,479,450
               44,100         Cooper Cos., Inc.       2,077,110
               36,300         CR Bard, Inc.           2,053,854
               82,300    @    Edwards
                               Lifesciences
                               Corp.                  1,909,360
              120,850    @    Guidant Corp.           3,653,296
              276,650         Johnson & Johnson      14,457,729
               66,200    @    Merit Medical
                               Systems, Inc.          1,360,410
               75,600    @    Respironics, Inc.       2,574,180
               59,650    @    St. Jude Medical,
                               Inc.                   4,405,153
                                                 --------------
                                                     35,970,542
                                                 --------------
                              HEALTHCARE -- SERVICES: 1.40%
               66,900    @    Aetna, Inc.             3,209,193
               78,100    @    Health Net, Inc.        2,090,737
              283,800    @    Humana, Inc.            4,435,794
               71,050         UnitedHealth
                               Group, Inc.            6,504,628
               50,800    @    Wellpoint Health
                               Networks               3,952,748
                                                 --------------
                                                     20,193,100
                                                 --------------
                              HOME BUILDERS: 0.85%
               44,100         Centex Corp.            2,548,539
               89,825         DR Horton, Inc.         2,338,145
               95,800         KB Home                 4,934,658
               40,575         Lennar Corp.            2,483,190
                                                 --------------
                                                     12,304,532
                                                 --------------
                              HOME FURNISHINGS: 0.15%
               93,500         Leggett & Platt,
                               Inc.                   2,187,900
                                                 --------------
                              HOUSEHOLD PRODUCTS/WARES: 0.60%
              130,400         American
                               Greetings              2,172,464
               89,100         Clorox Co.              3,684,285
               50,100         Fortune Brands,
                               Inc.                   2,805,600
                                                 --------------
                                                      8,662,349
                                                 --------------
                              INSURANCE: 1.26%
               84,920         Fidelity National
                               Financial, Inc.        2,683,472
              101,500         First American
                               Corp.                  2,334,500
              190,600         Metlife, Inc.           5,489,280
               39,100         Old Republic
                               Intl. Corp.            1,231,650
               72,050         Progressive Corp.       4,168,093
               75,550         Safeco Corp.            2,333,740
                                                 --------------
                                                     18,240,735
                                                 --------------
                              INTERNET: 0.14%
               82,300    @    Overture
                               Services, Inc.         2,055,854
                                                 --------------
                              LEISURE TIME: 0.30%
              102,900    @    Bally Total
                               Fitness Holding
                               Corp.                  1,925,259
               78,250    @    Nautilus Group,
                               Inc.                   2,394,450
                                                 --------------
                                                      4,319,709
                                                 --------------

       Shares                                        Value
---------------------------------------------------------------
                              MACHINERY -- DIVERSIFIED: 0.28%
               84,400         Deere & Co.        $    4,042,760
                                                 --------------
                              MEDIA: 0.16%
               36,600         Knight-Ridder,
                               Inc.                   2,303,970
                                                 --------------
                              METAL FABRICATE/HARDWARE: 0.37%
               64,700         Precision
                               Castparts Corp.        2,135,100
               73,900         Quanex Corp.            3,229,430
                                                 --------------
                                                      5,364,530
                                                 --------------
                              MISCELLANEOUS MANUFACTURING:
                               2.82%
               34,950         3M Co.                  4,298,850
               54,750         Cooper Industries
                               Ltd.                   2,151,675
              923,550         General Electric
                               Co.                   26,829,128
               52,900    @    Griffon Corp.             957,490
               57,950         Harsco Corp.            2,173,125
               17,100    @    SPX Corp.               2,009,250
              170,700    @@   Tyco
                               International
                               Ltd.                   2,306,157
                                                 --------------
                                                     40,725,675
                                                 --------------
                              OFFICE/BUSINESS EQUIPMENT: 0.13%
              205,900         IKON Office
                               Solutions, Inc.        1,935,460
                                                 --------------
                              OIL & GAS: 3.31%
               85,200         Apache Corp.            4,897,296
              143,150         Chevron Texaco
                               Corp.                 12,668,775
               63,750         Frontier Oil
                               Corp.                  1,122,000
              175,950         Marathon Oil
                               Corp.                  4,771,764
              188,250         Occidental
                               Petroleum Corp.        5,645,618
              285,500    @@   Royal Dutch
                               Petroleum Co.         15,779,585
               47,100         Valero Energy
                               Corp.                  1,762,482
               57,950         XTO Energy, Inc.        1,193,770
                                                 --------------
                                                     47,841,290
                                                 --------------
                              OIL & GAS SERVICES: 0.11%
               49,275         Tidewater, Inc.         1,622,133
                                                 --------------
                              PACKAGING & CONTAINERS: 0.64%
               50,550         Ball Corp.              2,096,814
              152,900    @    Owens-Illinois,
                               Inc.                   2,100,846
              212,925    @    Pactiv Corp.            5,067,615
                                                 --------------
                                                      9,265,275
                                                 --------------

       Shares                                        Value
---------------------------------------------------------------
                              PHARMACEUTICALS: 3.16%
               29,550         AmerisourceBergen
                               Corp.             $    2,245,800
              101,800         Eli Lilly & Co.         5,741,520
               45,900    @    Express Scripts,
                               Inc.                   2,300,049
              131,400    @    King
                               Pharmaceuticals,
                               Inc.                   2,923,650
               35,300    @    Medicis
                               Pharmaceutical         1,509,428
              211,250         Merck & Co, Inc.       10,697,700
              579,050         Pfizer, Inc.           20,266,750
                                                 --------------
                                                     45,684,897
                                                 --------------
                              PIPELINES: 0.07%
               29,400         Equitable
                               Resources, Inc.        1,008,420
                                                 --------------
                              REITS: 0.15%
               21,725         General Growth
                               Properties, Inc.       1,107,975
               89,825         Host Marriott
                               Corp.                  1,015,023
                                                 --------------
                                                      2,122,998
                                                 --------------
                              RETAIL: 6.32%
               67,000    @    Autozone, Inc.          5,179,100
               86,250    @    Bed Bath &
                               Beyond, Inc.           3,255,075
               96,650    @    Best Buy Co, Inc.       3,508,395
               67,600         CBRL Group, Inc.        2,063,152
              114,200         Circuit City
                               Stores, Inc.           2,141,250
               93,900         Darden
                               Restaurants,
                               Inc.                   2,319,330
               57,400         Dillard's, Inc.         1,509,046
               26,800    @    Group 1
                               Automotive, Inc.       1,022,420
              309,100         Home Depot, Inc.       11,353,243
               73,500    @    Jack in the Box,
                               Inc.                   2,337,300
              125,800         JC Penney Co,
                               Inc.                   2,770,116
               27,150    @    Kohl's Corp.            1,902,672
              138,900         Lowe's Cos., Inc.       6,306,060
              164,100         Ltd. Brands             3,495,330
              103,100         McDonald's Corp.        2,933,195
              275,625    @    Office Depot,
                               Inc.                   4,630,500
               87,100         Radio Shack Corp.       2,618,226
               86,925    @    Sonic Automotive,
                               Inc.                   2,238,319
              169,800    @    Staples, Inc.           3,345,060
               74,200         Target Corp.            2,827,020
               88,200    @    United Auto
                               Group, Inc.            1,843,380
              340,750         Wal-Mart Stores,
                               Inc.                  18,744,658
              106,000    @    Yum! Brands, Inc.       3,100,500
                                                 --------------
                                                     91,443,347
                                                 --------------

                 See Accompanying Notes to Financial Statements

ING VP
BALANCED
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                        Value
---------------------------------------------------------------
                              SAVINGS & LOANS: 1.19%
               65,600         Astoria Financial
                               Corp.             $    2,102,480
               69,000         Bank Atlantic
                               Bancorp, Inc.            855,600
               88,200    @    FirstFed
                               Financial Corp.        2,557,800
              123,150         Flagstar Bancorp,
                               Inc.                   2,844,765
               56,600         Golden West
                               Financial Corp.        3,892,948
              217,350         Sovereign
                               Bancorp, Inc.          3,249,383
               46,375         Webster Financial
                               Corp.                  1,773,380
                                                 --------------
                                                     17,276,356
                                                 --------------
                              SEMICONDUCTORS: 2.61%
              164,900    @    Altera Corp.            2,242,640
              111,750    @    Analog Devices,
                               Inc.                   3,318,975
              304,050    @    Applied
                               Materials, Inc.        5,783,031
              117,600    @    ESS Technology          2,062,704
              520,550         Intel Corp.             9,510,449
               99,600         Linear Technology
                               Corp.                  3,130,428
               21,725         Microchip
                               Technology, Inc.         595,917
               78,400    @    National
                               Semiconductor
                               Corp.                  2,286,928
               51,500    @    QLogic Corp.            1,962,150
              289,250         Texas
                               Instruments,
                               Inc.                   6,855,225
                                                 --------------
                                                     37,748,447
                                                 --------------
                              SOFTWARE: 3.30%
               57,800         Automatic Data
                               Processing             2,517,190
               55,900    @    Certegy, Inc.           2,074,449
               71,350         First Data Corp.        2,654,220
              136,200         Inter-Tel, Inc.         2,330,382
              553,050    @    Microsoft Corp.        30,251,835
               84,050    @    NETIQ Corp.             1,902,052
              418,100    @    Oracle Corp.            3,959,407
              136,300    @    Peoplesoft, Inc.        2,028,144
                                                 --------------
                                                     47,717,679
                                                 --------------
                              TELECOMMUNICATIONS: 2.79%
              555,700    @    ADC
                               Telecommunications,
                               Inc.                   1,272,553
               49,050         Alltel Corp.            2,305,350
              100,650    @    Andrew Corp.            1,442,315
              161,200         CenturyTel, Inc.        4,755,400
              560,800    @    Cisco Systems,
                               Inc.                   7,823,160
               41,200    @    Commonwealth
                               Telephone
                               Enterprises,
                               Inc.                   1,657,888
              177,800         Motorola, Inc.          2,563,876
              459,700         Verizon
                               Communications,
                               Inc.                  18,456,955
                                                 --------------
                                                     40,277,497
                                                 --------------
                              TOBACCO: 0.60%
              199,350         Philip Morris
                               Cos., Inc.             8,707,608
                                                 --------------

       Shares                                        Value
---------------------------------------------------------------
                              TOYS/GAMES/HOBBIES: 0.42%
               48,400    @    Action
                               Performance
                               Cos., Inc.        $    1,529,440
              123,500         Hasbro, Inc.            1,674,660
              137,550         Mattel, Inc.            2,899,554
                                                 --------------
                                                      6,103,654
                                                 --------------
                              Total Common
                               Stock (Cost
                               $886,917,169)        838,343,135
                                                 --------------
      Principal
       Amount                                        Value
---------------------------------------------------------------
CORPORATE BONDS: 7.82%
                              AEROSPACE/DEFENSE: 0.24%
     $      1,200,000         Raytheon Co.,
                               6.150%, due
                               11/01/08          $    1,231,705
            1,340,000         United
                               Technologies
                               Corp., 7.125%,
                               due 11/15/10           1,348,480
              840,000         United
                               Technologies
                               Corp., 4.875%,
                               due 11/01/06             922,438
                                                 --------------
                                                      3,502,623
                                                 --------------
                              AUTO MANUFACTURERS: 0.25%
            1,225,000         Daimler Chrysler
                               NA Holding
                               Corp., 7.200%,
                               due 09/01/09           1,278,508
            1,540,000         Ford Motor Co.,
                               6.375%, due
                               02/01/29               1,254,495
            1,065,000         General Motors
                               Corp., 7.200%,
                               due 01/15/11           1,084,623
                                                 --------------
                                                      3,617,626
                                                 --------------
                              BANKS: 0.47%
            2,500,000         Bank of America
                               Corp., 6.375%,
                               due 02/15/08           2,634,965
            1,280,000         Wachovia Bank,
                               7.800%, due
                               08/18/10               1,432,703
            2,575,000         Wells Fargo &
                               Co., 6.375%, due
                               08/01/11               2,677,356
                                                 --------------
                                                      6,745,024
                                                 --------------
                              BEVERAGES: 0.24%
            2,245,000         Anheuser-Busch
                               Cos., Inc.,
                               5.625%, due
                               10/01/10               2,256,674
            1,205,000    #    Coors Brewing
                               Co., 6.375%, due
                               05/15/12               1,239,944
                                                 --------------
                                                      3,496,618
                                                 --------------
                              BUILDING MATERIALS: 0.04%
              490,000         CRH America,
                               Inc., 6.950%,
                               due 03/15/12             515,340
                                                 --------------
                              CHEMICALS: 0.11%
            1,435,000    @@   Potash Corp. of
                               Saskatchewan,
                               7.750%, due
                               05/31/11               1,597,852
                                                 --------------

      Principal
       Amount                                        Value
---------------------------------------------------------------
                              COMMERCIAL SERVICES: 0.10%
     $      1,415,000         Hertz Corp.
                               8.250%, due
                               06/01/05          $    1,499,911
                                                 --------------
                              COSMETICS/PERSONAL CARE: 0.06%
              815,000         Colgate-
                               Palmolive Co.,
                               5.980%, due
                               04/25/12                 836,413
                                                 --------------
                              DIVERSIFIED FINANCIAL SERVICES:
                               2.45%
              400,000         American Express
                               Credit Corp.,
                               4.250%, due
                               02/07/05                 404,958
              520,000         American General
                               Finance Corp.,
                               5.750%, due
                               03/15/07                 538,094
            1,135,000         Associates Corp.
                               Of N. America,
                               6.250%, due
                               11/01/08               1,192,031
            1,135,000         Boeing Capital
                               Corp.,
                               7.375%, due
                               09/27/10               1,249,991
            1,390,000    #    Bombardier
                               Capital, Inc.,
                               7.500%, due
                               10/17/05               1,490,055
            1,655,000    #    Bombardier
                               Capital, Inc.,
                               6.125%, due
                               06/29/06               1,700,513
            1,260,000         Caterpillar
                               Financial
                               Services Corp.,
                               2.191%, due
                               01/31/05               1,259,439
              575,000         Citigroup, Inc.,
                               6.750%, due
                               12/01/05                 618,131
              780,000         Citigroup, Inc.,
                               6.500%, due
                               01/18/11                 811,070
            2,835,000         Countrywide Home
                               Loans, Inc.,
                               2.640%, due
                               10/23/06               2,837,835
            4,440,000         Ford Motor Credit
                               Co.,
                               7.375, due
                               10/28/09               4,448,902
              530,000         Ford Motor Credit
                               Co.,
                               7.500%, due
                               03/15/05                 542,225
            1,485,000         Ford Motor Credit
                               Co.,
                               6.875%, due
                               02/01/06               1,553,020
            1,285,000         Ford Motor Credit
                               Co.,
                               3.815%, due
                               10/25/04               1,330,236

                 See Accompanying Notes to Financial Statements

ING VP
BALANCED
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                        Value
---------------------------------------------------------------
     $      1,765,000         General Motors
                               Acceptance
                               Corp., 7.500%,
                               due 07/15/05      $    1,881,052
            2,130,000         General Motors
                               Acceptance
                               Corp., 7.250%,
                               due 03/02/11           2,174,707
            1,025,000         Household Finance
                               Corp.,                 1,019,213
            3,930,000         International
                               Lease Finance
                               Corp., 7.000%,
                               due 05/15/12           3,934,075
            1,065,000    #    Monumental Global
                               Funding II,
                               6.050%, due
                               01/19/06               1,122,390
              720,000         Morgan Stanley,
                               6.750%, due
                               04/15/11                 740,656
              600,000         Textron Financial
                               Corp., 7.125%,
                               due 12/09/04             631,803
                                                 --------------
                                                     35,453,822
                                                 --------------
                              ELECTRIC: 0.40%
              310,000         FirstEnergy
                               Corp., 5.500%,
                               due 11/15/06             303,401
            1,360,000         Florida Power &
                               Light Co.,
                               6.875%, due
                               12/01/05               1,450,981
            1,340,000         Georgia Power
                               Co., 4.875%, due
                               07/15/07               1,337,896
              555,000    #    Oncor Electric
                               Delivery Co.,
                               6.375%, due
                               05/01/12                 570,236
              235,000    #    Oncor Electric
                               Delivery Co.,
                               7.000%, due
                               05/01/32                 236,740
              870,000    #    PSEG Power, LLC,
                               6.950%, due
                               06/01/12                 874,560
              970,000         Wisconsin Energy
                               Corp., 5.500%,
                               due 12/01/08             973,636
                                                 --------------
                                                      5,747,450
                                                 --------------
                              FOOD: 0.34%
            1,410,000         Albertson's,
                               Inc., 7.500%,
                               due 02/15/11           1,537,683
            1,030,000         Conagra Foods,
                               Inc., 7.500%,
                               due 09/15/05           1,086,868
            1,025,000         Conagra Foods,
                               Inc., 6.7505,
                               due 09/15/11           1,110,273
            1,170,000         Kraft Foods,
                               Inc., 6.500%,
                               due 1/01/31            1,157,766
                                                 --------------
                                                      4,892,590
                                                 --------------

      Principal
       Amount                                        Value
---------------------------------------------------------------
                              FOREST PRODUCTS & PAPER: 0.06%
     $        825,000    #    Weyerhaeuser Co.,
                               6.750%, due
                               03/15/12          $      854,301
                                                 --------------
                              MEDIA: 0.07%
              925,000         Tele-
                               Communications-
                               TCI Group,
                               9.800%, due
                               02/01/12               1,007,035
                                                 --------------
                              MINING: 0.12%
            1,570,000         Alcoa, Inc.,
                               7.375%, due
                               08/01/10               1,744,688
                                                 --------------
                              MULTI-NATIONAL: 0.18%
            2,420,000    @@   Inter-American
                               Development
                               Bank, 6.750%,
                               due 07/15/27           2,552,093
                                                 --------------
                              OIL & GAS: 0.49%
              415,000         Apache Corp.,
                               6.250%, due
                               04/15/12                 428,431
            1,485,000   #,@@  Burlington
                               Resources
                               Finance Co.,
                               5.600%, due
                               12/01/06               1,515,686
            1,885,000         Conoco Funding
                               Co., 5.450%, due
                               10/15/06               1,954,300
            1,480,000         Conoco Funding
                               Co., 6.350%, due
                               10/15/11               1,516,156
              695,000         Occidental
                               Petroleum Corp.,
                               5.875%, due
                               01/15/07                 720,001
              880,000         Transocean, Inc.,
                               7.500%, due
                               04/15/31                 922,781
                                                 --------------
                                                      7,057,355
                                                 --------------
                              PIPELINES: 0.24%
              975,000         Consolidated
                               Natural Gas Co.,
                               6.850%, due
                               04/15/11               1,014,626
            1,410,000         Duke Energy Field
                               Services, LLC,
                               7.875%, due
                               01/15/07               1,496,454
              390,000         Kinder Morgan
                               Energy Partners
                               LP, 6.750%, due
                               03/15/11                 401,306
              615,000         Tennessee Gas
                               Pipeline Co.,
                               7.000%, due
                               10/15/28                 552,734
                                                 --------------
                                                      3,465,120
                                                 --------------

      Principal
       Amount                                        Value
---------------------------------------------------------------
                              REGIONAL (STATE/PROVINCE): 0.07%
     $        840,000    @@   Province of
                               Quebec, 7.500%,
                               due 09/15/29      $      961,823
                                                 --------------
                              RETAIL: 0.18%
              990,000         Sears Roebuck
                               Acceptance,
                               7.000%, due
                               06/01/32                 948,364
            1,640,000         Target Corp.,
                               5.875%, due
                               03/01/12               1,658,543
                                                 --------------
                                                      2,606,907
                                                 --------------
                              SOVEREIGN: 1.28%
           18,751,000    @@   Bundesschatzanweisungen,
                               4.750%, due
                               12/13/02              18,578,066
                                                 --------------
                              TELECOMMUNICATIONS: 0.14%
            3,345,000   @@,+  AT&T Canada,
                               Inc., 0/9.950%,
                               due 06/15/08             334,500
              195,000    #    AT&T Corp.,
                               6.500%, due
                               11/15/06                 153,075
              445,000    #    AT&T Corp.,
                               8.000%, due
                               11/15/31                 391,600
              860,000         Sprint Capital
                               Corp., 6.000%,
                               due 01/15/07             670,042
              260,000    @@   TELUS Corp.,
                               7.500%, due
                               06/01/07                 233,272
              292,000    @@   Vodafone Group
                               PLC, 7.750%, due
                               02/15/10                 310,473
                                                 --------------
                                                      2,092,962
                                                 --------------
                              TEXTILES: 0.07%
              980,000         Mohawk
                               Industries,
                               Inc., 7.200%,
                               due 04/15/12           1,040,570
                                                 --------------
                              TRANSPORTATION: 0.22%
            1,770,000         CSX Corp.,
                               6.750%, due
                               03/15/11               1,856,307
            1,300,000         Norfolk Southern
                               Corp., 6.200%,
                               due 04/15/09           1,344,896
                                                 --------------
                                                      3,201,203
                                                 --------------

                              Total Corporate
                               Bonds (Cost
                               $112,435,569)        113,067,392
                                                 --------------

                 See Accompanying Notes to Financial Statements

ING VP
BALANCED
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                        Value
---------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET
BACKED SECURITIES: 3.46%
                              AGENCIES: 2.16%
     $     20,000,000         Freddie Mac,
                               6.000%, due
                               12/15/31          $   19,426,144
            9,000,000         Government
                               National
                               Mortgage
                               Association,
                               6.000%, due
                               11/20/31               8,767,403
            2,971,169         Vendee Mortgage
                               Trust, 6.750%,
                               due 11/15/14           3,055,579
                                                 --------------
                                                     31,249,126
                                                 --------------
                              COMMERCIAL MORTGAGE BACKED
                               SECURITIES: 0.80%
            3,600,000         First Union
                               National Bank,
                               6.136%, due
                               12/15/10               3,739,024
              500,000         GE Capital
                               Commercial
                               Mortgage Corp.,
                               6.531%, due
                               03/15/11                 529,706
            3,800,000         LB-UBS Commercial
                               Mortgage Trust,
                               6.133%, due
                               12/15/30               3,922,907
            3,000,000         LB-UBS Commercial
                               Mortgage Trust,
                               7.370%, due
                               08/15/26               3,340,155
                                                 --------------
                                                     11,531,792
                                                 --------------
                              OTHER ASSET BACKED
                               SECURITIES: 0.40%
            5,290,000         PP&L Transition
                               Bond Co., LLC,
                               7.050%, due
                               06/25/09               5,829,483
                                                 --------------
                              WHOLE LOAN COLLATERALIZED
                               MORTGAGE: 0.10%
            1,368,083         Bear Stearns
                               Adjustable Rate
                               Mortgage Trust         1,384,115
                                                 --------------

                              Total
                               Collateralized
                               Mortgage
                               Obligations and
                               Asset-Backed
                               Securities
                                (Cost
                               $47,830,814)          49,994,516
                                                 --------------

      Principal
       Amount                                        Value
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.88%
                              FEDERAL HOME LOAN MORTGAGE
                               ASSOCIATION: 1.02%
     $     14,360,000         5.750%, due
                               02/15/12          $   14,753,665
                                                 --------------
                              FEDERAL HOME LOAN MORTGAGE
                               CORPORATION: 1.78%
           21,290,000         6.000%, due
                               07/14/29              21,230,133
            4,416,094         6.500%, due
                               11/01/28               4,526,864
                                                 --------------
                                                     25,756,997
                                                 --------------
                              FEDERAL NATIONAL MORTGAGE
                               ASSOCIATION: 8.32%
           28,720,000         6.000%, due
                               07/01/29              28,630,250
           14,788,000         6.125%, due
                               03/15/12              15,649,090
           35,790,000         6.500%, due
                               07/01/29              36,472,229
            7,069,669         7.000%, due
                               01/01/30               7,333,553
            4,166,212         7.000%, due
                               06/01/31               4,325,414
            3,085,892         7.000%, due
                               11/01/29               3,201,076
            3,600,000         7.500%, due
                               07/15/32               3,776,623
            1,824,407         7.500%, due
                               10/01/30               1,915,622
            1,496,129         7.500%, due
                               10/01/30               1,570,931
            2,411,218         7.500%, due
                               11/01/30               2,531,771
            1,485,918         7.500%, due
                               11/01/30               1,560,209
            6,300,179         8.500%, due
                               01/01/25               6,793,902
            2,189,486         8.500%, due
                               11/01/23               2,363,500
            3,768,284         9.500%, due
                               10/01/16               4,176,780
                                                 --------------
                                                    120,300,950
                                                 --------------

      Principal
       Amount                                        Value
---------------------------------------------------------------
                              GOVERNMENT NATIONAL
                               MORTGAGE ASSOCIATION: 4.76%
     $        259,102         6.000%, due
                               12/20/29          $      265,412
              983,054         6.375%, due
                               04/20/28               1,000,290
           33,210,000         6.500%, due
                               07/15/32              33,863,838
            3,918,135         7.000%, due
                               10/15/24               4,103,897
            1,679,709         7.000%, due
                               10/15/24               1,759,345
            1,028,577         7.000%, due
                               11/15/24               1,077,548
            3,617,163         7.500%, due
                               09/15/24               3,789,275
            3,301,585         7.500%, due
                               11/20/30               3,474,933
           11,333,432         7.500%, due
                               12/15/23              12,062,852
              547,848         8.000%, due
                               07/15/24                 587,232
            6,345,123         8.000%, due
                               12/15/17               6,847,092
                                                 --------------
                                                     68,831,714
                                                 --------------
                              Total U.S.
                               Government
                               Agency
                               Obligations
                               (Cost
                               $224,842,693)        229,643,326
                                                 --------------
U.S. TREASURY OBLIGATIONS: 7.96%
                              U.S. TREASURY BONDS: 1.16%
           11,071,000         5.375%, due
                               02/15/31              10,840,934
            3,069,000         6.250%, due
                               05/15/30               3,324,470
            1,000,000         8.125%, due
                               05/15/21               1,289,355
            1,000,000         8.125%, due
                               08/15/21               1,290,448
                                                 --------------
                                                     16,745,207
                                                 --------------

                 See Accompanying Notes to Financial Statements

ING VP
BALANCED
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                        Value
---------------------------------------------------------------
                              U.S. TREASURY NOTES: 6.80%
     $     10,860,000         3.000%, due
                               02/31/04          $   10,930,818
            4,699,000         3.375%, due
                               04/30/04               4,748,574
           25,869,000         3.500%, due
                               11/15/06              25,408,221
            2,105,000         3.625%, due
                               03/31/04               2,137,543
            4,037,000         4.375%, due
                               05/15/07               4,092,509
            1,555,000         4.750%, due
                               02/15/04               1,608,629
            1,990,000         4.750%, due
                               11/15/08               2,026,407
           23,871,000         4.875%, due
                               02/15/12              23,960,516
            2,421,000         5.000%, due
                               02/15/11               2,461,978
            3,986,000         5.000%, due
                               08/15/11               4,041,362
            3,837,000         5.625%, due
                               05/15/08               4,095,399
              557,000         5.875%, due
                               11/15/04                 591,986
            9,045,000         6.125%, due
                               08/31/02               9,111,915
            1,045,000         6.500%, due
                               08/15/05               1,138,070
            1,860,000         6.625%, due
                               05/15/07               2,068,313
                                                 --------------
                                                     98,422,240
                                                 --------------
                              Total U.S.
                               Treasury
                               Obligations
                               (Cost
                               $113,541,600)        115,167,447
                                                 --------------

                              Total Long-Term
                               Investments
                               (Cost
                               $1,385,567,845)    1,346,215,816
                                                 --------------

      Principal
       Amount                                          Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 15.28%
                        COMMERCIAL PAPERS: 13.90%
     $54,889,000        Dakota-Citibank, 2.050%,
                         due 07/01/02              $   54,889,000
      25,000,000        Deere & Co., 2.030%, due
                         07/23/02                      24,968,986
      45,000,000        Duke Capital Corp.,
                         2.150%, due 07/01/02          45,000,000
      15,000,000        Federal Farm Credit Bank,
                         1.730%, due 10/01/02          15,000,000
      15,000,000        General Motors Accept
                         Co., 3.986%, due
                         08/04/03                      14,942,400
      46,217,000        Peco Energy Co., 2.120%,
                         due 07/01/02                  46,217,000
                                                   --------------
                                                      201,017,386
                                                   --------------
                        STUDENT LOAN MARKETING
                         ASSOCIATION: 1.38%
      20,000,000        1.618%, due 7/18/02            20,000,000
                                                   --------------
                        Total Short-Term
                         Investments
                         (Cost $221,074,986)          221,017,386
                                                   --------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                        $1,606,642,831)*  108.38%  $1,567,233,202
                        OTHER ASSETS AND
                         LIABILITIES-NET   -8.38%    (121,245,004)
                                          -------  --------------
                        NET ASSETS        100.00%  $1,445,988,198
                                          =======  ==============

@   Non-income producing security
@@  Foreign Issuer
# Securities purchased pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
+ Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                $   37,948,453
                        Gross Unrealized
                         Depreciation                   (77,358,082)
                                                     --------------
                        Net Unrealized
                         Depreciation                $  (39,409,629)
                                                     ==============

Information concerning the following open swap contract at June 30, 2002 is shown below:

SWAP COUNTER PARTY           MERRILL LYNCH CAPITAL SERVICES (MLCS)
Notional Principal:          $16,810,000
Fund will Pay:               Notional amount times (3 months LIBOR plus 0.95%) times
                             actual days divided by 360.
Effective LIBOR rate:        2.0375%
Fund will receive:           Notional amount times Index Return(1). Positive amounts are paid to the Fund. The absolute value of negative amounts are paid to MLCS.
Index:                       Merrill Lynch High Yield Master Index
Payment Date:                Quarterly on the 2nd
Net unrealized gain/(loss):  $(1,120,243)
Termination date:            July 2, 2002

(1) Index return calculation: (Ending Index Level -- Starting Index Level)/Starting Index Level.

                 See Accompanying Notes to Financial Statements

ING VP
GROWTH AND
INCOME
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
COMMON STOCK: 97.38%
                               AEROSPACE/DEFENSE: 2.11%
              350,000          General
                                Dynamics Corp.  $   37,222,500
              675,000          Goodrich Corp.       18,441,000
              600,000          Lockheed Martin
                                Corp.               41,700,000
                                                --------------
                                                    97,363,500
                                                --------------
                               AUTO MANUFACTURERS: 1.66%
            1,000,000          General Motors
                                Corp.               53,450,000
              525,000          Paccar, Inc.         23,304,750
                                                --------------
                                                    76,754,750
                                                --------------
                               AUTO PARTS & EQUIPMENT: 0.99%
              650,000    @     Lear Corp.           30,062,500
              275,000          TRW, Inc.            15,669,500
                                                --------------
                                                    45,732,000
                                                --------------
                               BANKS: 4.92%
            1,425,000          Bank of America
                                Corp.              100,263,000
              475,000          Comerica, Inc.       29,165,000
            1,000,000          National City
                                Corp.               33,250,000
            1,700,000          Wachovia Corp.       64,906,000
                                                --------------
                                                   227,584,000
                                                --------------
                               BEVERAGES: 4.37%
            1,400,000          Anheuser-Busch
                                Cos., Inc.          70,000,000
              500,000          Coca-Cola Co.        28,000,000
              800,000    @     Constellation
                                Brands, Inc.        25,600,000
            1,175,000          Pepsi Bottling
                                Group, Inc.         36,190,000
              880,000          PepsiCo, Inc.        42,416,000
                                                --------------
                                                   202,206,000
                                                --------------
                               BIOTECHNOLOGY: 0.01%
               93,500   @,@@   Crucell                 434,110
                                                --------------
                               CHEMICALS: 0.66%
              250,000          International
                                Flavors &
                                Fragrances,
                                Inc.                 8,122,500
              550,000          Rohm & Haas Co.      22,269,500
                                                --------------
                                                    30,392,000
                                                --------------
                               COMMERCIAL SERVICES: 1.88%
            4,625,000    @     Cendant Corp.        73,445,000
              500,000          Equifax, Inc.        13,500,000
                                                --------------
                                                    86,945,000
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                               COMPUTERS: 3.08%
              950,000    @     Computer
                                Sciences Corp.  $   45,410,000
            2,350,000    @     Dell Computer
                                Corp.               61,429,000
              500,000          International
                                Business
                                Machines Corp.      36,000,000
                                                --------------
                                                   142,839,000
                                                --------------
                               COSMETICS/PERSONAL CARE: 3.77%
              900,000          Kimberly-Clark
                                Corp.               55,800,000
            1,325,000          Procter &
                                Gamble Co.         118,322,500
                                                --------------
                                                   174,122,500
                                                --------------
                               DISTRIBUTION/WHOLESALE: 0.44%
              535,000    @     Tech Data Corp.      20,249,750
                                                --------------
                               DIVERSIFIED FINANCIAL
                                SERVICES: 6.30%
              625,000          Bear Stearns
                                Cos., Inc.          38,250,000
            2,975,000          Citigroup, Inc.     115,281,250
              375,000          Countrywide
                                Credit Ind,
                                Inc.                18,093,750
              750,000          Fannie Mae           55,312,500
              410,000          Freddie Mac          25,092,000
              800,000          Household
                                Intl., Inc.         39,760,000
                                                --------------
                                                   291,789,500
                                                --------------
                               ELECTRIC: 1.29%
              250,000          Cinergy Corp.         8,997,500
              650,000    @     Edison
                                International       11,050,000
              765,000          TXU Corp.            39,435,750
                                                --------------
                                                    59,483,250
                                                --------------
                               ELECTRONICS: 0.01%
               45,600   @,@@   Flextronics
                                Intl. Ltd.             325,128
                                                --------------
                               FOOD: 0.97%
            1,000,000    @     Kroger Co.           19,900,000
            1,200,000          Sara Lee Corp.       24,768,000
                                                --------------
                                                    44,668,000
                                                --------------
                               HEALTHCARE -- PRODUCTS: 5.88%
            1,000,000          Baxter Intl.,
                                Inc.                44,450,000
              335,000          Beckman
                                Coulter, Inc.       16,716,500
            1,000,000          Becton
                                Dickinson &
                                Co.                 34,450,000
            1,100,000    @     Guidant Corp.        33,253,000
            2,300,000          Johnson &
                                Johnson            120,198,000
              311,900    @     St. Jude
                                Medical, Inc.       23,033,815
                                                --------------
                                                   272,101,315
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                               HEALTHCARE -- SERVICES: 1.52%
              400,000    @     Oxford Health
                                Plans           $   18,584,000
              475,000    @     Tenet
                                Healthcare
                                Corp.               33,986,250
              225,800    @     Wellpoint
                                Health
                                Networks            17,569,498
                                                --------------
                                                    70,139,748
                                                --------------
                               HOME BUILDERS: 1.03%
              380,000          Centex Corp.         21,960,200
              500,000          KB Home              25,755,000
                                                --------------
                                                    47,715,200
                                                --------------
                               HOME FURNISHINGS: 0.57%
              400,000          Whirlpool Corp.      26,144,000
                                                --------------
                               HOUSEHOLD PRODUCTS/WARES: 0.47%
              525,000          Clorox Co.           21,708,750
                                                --------------
                               INSURANCE: 3.70%
              550,000          American Intl.
                                Group               37,526,500
              775,000          John Hancock
                                Financial
                                Services, Inc.      27,280,000
              200,000          MBIA, Inc.           11,306,000
              775,000          Metlife, Inc.        22,320,000
              400,000          MGIC Investment
                                Corp.               27,120,000
              750,000          Old Republic
                                Intl. Corp.         23,625,000
              450,000          Radian Group,
                                Inc.                21,982,500
                                                --------------
                                                   171,160,000
                                                --------------
                               INTERNET: 0.75%
            1,800,000    @     Network
                                Associates,
                                Inc.                34,686,000
                                                --------------
                               LODGING: 0.89%
              585,000          Harrah's
                                Entertainment,
                                Inc.                25,944,750
              180,000    @     Mandalay Resort
                                Group                4,962,600
            1,000,000    @     Park Place
                                Entertainment
                                Corp.               10,250,000
                                                --------------
                                                    41,157,350
                                                --------------
                               MEDIA: 2.16%
            3,600,000          AOL Time
                                Warner, Inc.        52,956,000
              600,000          Gannett Co.,
                                Inc.                45,540,000
               58,770    @@    Vivendi
                                Universal SA         1,267,563
                                                --------------
                                                    99,763,563
                                                --------------

                 See Accompanying Notes to Financial Statements

ING VP
GROWTH AND
INCOME
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
                               MINING: 0.78%
            1,250,000    @     Freeport-
                                McMoRan Copper
                                & Gold, Inc.    $   22,312,500
              600,000   @,@@   Inco Ltd.            13,584,000
                                                --------------
                                                    35,896,500
                                                --------------
                               MISCELLANEOUS
                                MANUFACTURING: 4.20%
              460,000          Cooper
                                Industries
                                Ltd.                18,078,000
            5,250,000          General
                                Electric Co.       152,512,500
              200,000    @     SPX Corp.            23,500,000
                                                --------------
                                                   194,090,500
                                                --------------
                               OFFICE/BUSINESS
                                EQUIPMENT: 0.47%
              550,000          Pitney Bowes,
                                Inc.                21,846,000
                                                --------------
                               OIL & GAS: 6.25%
              550,000          Amerada Hess
                                Corp.               45,375,000
              725,000          Apache Corp.         41,673,000
            2,100,000          Exxon Mobil
                                Corp.               85,932,000
            1,075,000          Marathon Oil
                                Corp.               29,154,000
            1,600,000          Occidental
                                Petroleum
                                Corp.               47,984,000
              700,000    @@    Royal Dutch
                                Petroleum Co.       38,689,000
                                                --------------
                                                   288,807,000
                                                --------------
                               OIL & GAS SERVICES: 0.36%
              500,000          Tidewater, Inc.      16,460,000
                                                --------------
                               PACKAGING & CONTAINERS: 0.33%
              650,000    @     Pactiv Corp.         15,470,000
                                                --------------
                               PHARMACEUTICALS: 6.92%
            2,100,000          Abbott
                                Laboratories        79,065,000
            1,175,000          Merck & Co.,
                                Inc.                59,502,000
            1,688,400          Mylan
                                Laboratories        52,931,340
            2,000,000          Pfizer, Inc.         70,000,000
              750,000          Pharmacia Corp.      28,087,500
            1,230,900          Schering-
                                Plough Corp.        30,280,140
                                                --------------
                                                   319,865,980
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                               RETAIL: 9.85%
              450,000    @     Autozone, Inc.   $   34,785,000
              600,000          Blockbuster,
                                Inc.                16,140,000
              785,200    @     Federated
                                Department
                                Stores              31,172,440
              850,000    @     Foot Locker,
                                Inc.                12,282,500
            1,560,000          Home Depot,
                                Inc.                57,298,800
            1,175,000          Lowe's Cos.,
                                Inc.                53,345,000
              375,000          Ross Stores,
                                Inc.                15,281,250
              950,000          Sears Roebuck
                                and Co.             51,585,000
              960,000          TJX Cos., Inc.       18,825,600
            2,350,000          Wal-Mart
                                Stores, Inc.       129,273,500
            1,205,200    @     Yum! Brands,
                                Inc.                35,252,100
                                                --------------
                                                   455,241,190
                                                --------------
                               SAVINGS & LOANS: 2.55%
            1,000,000          Golden State
                                Bancorp, Inc.       36,250,000
              775,000          Greenpoint
                                Financial
                                Corp.               38,052,500
            1,180,000          Washington
                                Mutual, Inc.        43,789,800
                                                --------------
                                                   118,092,300
                                                --------------
                               SEMICONDUCTORS: 4.46%
            5,100,000          Intel Corp.          93,177,000
              975,000    @     Kla-Tencor
                                Corp.               42,890,250
            1,600,000    @     Microchip
                                Technology,
                                Inc.                43,888,000
              900,000    @     National
                                Semiconductor
                                Corp.               26,253,000
                                                --------------
                                                   206,208,250
                                                --------------
                               SOFTWARE: 4.69%
              306,200          Automatic Data
                                Processing          13,335,010
               28,100   @,@@   Business
                                Objects SA ADR         789,610
              694,800          First Data
                                Corp.               25,846,560
              800,000    @     Fiserv, Inc.         29,368,000
            2,303,000    @     Microsoft Corp.     125,974,100
            2,250,000    @     Oracle Corp.         21,307,500
                                                --------------
                                                   216,620,780
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                               TELECOMMUNICATIONS: 5.23%
            1,250,000          BellSouth Corp.  $   39,375,000
            3,900,000    @     Cisco Systems,
                                Inc.                54,405,000
            1,100,000          SBC
                               Communications,
                                Inc.                33,550,000
              800,000    @     Utstarcom, Inc.      16,136,000
            2,450,000          Verizon
                               Communications,
                                Inc.                98,367,500
                                                --------------
                                                   241,833,500
                                                --------------
                               TOBACCO: 1.54%
            1,635,200          Philip Morris
                                Cos., Inc.          71,425,536
                                                --------------
                               TRANSPORTATION: 0.32%
              231,000          Union Pacific
                                Corp.               14,617,680
                                                --------------
                               Total Common
                                Stock (Cost
                               $4,574,064,679)   4,501,939,630
                                                --------------

      Principal
       Amount                                      Value
-------------------------------------------------------------
CORPORATE BONDS: 0.03%
                              OIL & GAS: 0.03%
     $        532,000   @     Devon Energy
                               Corp., 4.900%,
                               due 08/15/08    $      528,675
              727,000   @     Devon Energy
                               Corp., 4.950%,
                               due 08/15/08           723,365
                                               --------------
                                                    1,252,040
                                               --------------
                              Total Corporate
                               Bonds (Cost
                               $858,421)            1,252,040
                                               --------------
       Number
         of
      Warrants                                     Value
-------------------------------------------------------------
WARRANTS: 0.00%
                              DIVERSIFIED FINANCIAL
                               SERVICES: 0.00%
            1,000,000   @     Dime Bancorp,
                               Inc.                   100,000
                                               --------------
                              Total Warrants
                               (Cost
                               $326,700)              100,000
                                               --------------
                              Total Long-Term
                               Investments
                               (Cost
                              $4,575,249,800)   4,503,291,670
                                               --------------

                 See Accompanying Notes to Financial Statements

ING VP
GROWTH AND
INCOME
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.16%
                        COMMERCIAL PAPERS: 1.16%
     $34,773,000        Duke Capital Corp.,
                         2.150%, due 07/01/02      $   34,773,000
      19,000,000        General Motors Accept Co,
                         3.986%, due 08/04/03          18,927,040
                                                   --------------
                                                       53,700,040
                                                   --------------
                        Total Short-Term
                         Investments
                         (Cost $53,773,000)            53,700,040
                                                   --------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                        (COST
                        $4,629,022,800)*   98.57%  $4,556,991,710
                        OTHER ASSETS AND
                         LIABILITIES-NET    1.43%      66,046,898
                                          -------  --------------
                        NET ASSETS        100.00%  $4,623,038,608
                                          =======  ==============

@    Non-income producing security
@@   Foreign Issuer
ADR American Depository Receipt

* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                $  282,719,216
                        Gross Unrealized
                         Depreciation                  (354,750,306)
                                                     --------------
                        Net Unrealized
                         Depreciation                $  (72,031,090)
                                                     ==============

                 See Accompanying Notes to Financial Statements

ING VP
BOND
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


      Principal
       Amount                                         Value
----------------------------------------------------------------
CORPORATE BONDS: 20.40%
                              AEROSPACE/DEFENSE: 0.58%
    $       2,165,000         Raytheon Co.,
                               6.150%, due
                               11/01/08           $    2,222,201
            2,525,000         United
                               Technologies
                               Corp., 4.875%,
                               due 11/01/06            2,540,978
            1,035,000         United
                               Technologies
                               Corp., 7.125%,
                               due 11/15/10            1,136,575
                                                  --------------
                                                       5,899,754
                                                  --------------
                              AUTO MANUFACTURERS: 0.89%
            2,428,000         Daimler Chrysler
                               NA Holding Corp.,
                               7.200%, due
                               09/01/09                2,534,055
            2,680,000         Ford Motor Co.,
                               6.375%, due
                               02/01/29                2,183,147
            4,370,000         General Motors
                               Corp., 7.200%,
                               due 01/15/11            4,450,517
                                                  --------------
                                                       9,167,719
                                                  --------------
                              BANKS: 1.28%
            4,900,000         Bank of America
                               Corp., 6.375%,
                               due 02/15/08            5,164,531
            2,470,000         Wachovia Bank,
                               7.800%, due
                               08/18/10                2,764,669
            4,940,000         Wells Fargo & Co.,
                               6.375%, due
                               08/01/11                5,136,365
                                                  --------------
                                                      13,065,565
                                                  --------------
                              BEVERAGES: 0.62%
            3,935,000         Anheuser-Busch
                               Cos., Inc.,
                               5.625%, due
                               10/01/10                3,955,462
            2,280,000    #    Coors Brewing Co.,
                               6.375%, 05/15/12        2,346,118
                                                  --------------
                                                       6,301,580
                                                  --------------
                              BUILDING MATERIALS: 0.09%
              915,000         CRH America, Inc.,
                               6.950%, due
                               03/15/12                  962,319
                                                  --------------
                              CHEMICALS: 0.23%
            2,130,000    @@   Potash Corp. of
                               Saskatchewan,
                               7.750%, due
                               05/31/11                2,371,725
                                                  --------------
                              COMMERCIAL SERVICES: 0.26%
            2,485,000         Hertz Corp.,
                               8.250%, due
                               06/01/05                2,634,120
                                                  --------------
                              COSMETICS/PERSONAL CARE: 0.16%
            1,575,000         Colgate-Palmolive
                               Co., 5.980%, due
                               04/25/12                1,616,382
                                                  --------------

      Principal
       Amount                                         Value
----------------------------------------------------------------
                              DIVERSIFIED FINANCIAL
                               SERVICES: 6.03%
    $       2,235,000         American Express
                               Credit Corp.,
                               4.250%, due
                               02/07/05           $    2,262,705
            1,025,000         American General
                               Finance Corp.,
                               5.750%, due
                               03/15/07                1,060,667
            2,340,000         Associates Corp.
                               Of N. America,
                               6.250%, due
                               11/01/08                2,457,580
            1,795,000         Boeing Capital
                               Corp., 7.375%,
                               due 09/27/10            1,976,859
            2,890,000    #    Bombardier
                               Capital, Inc.,
                               6.125%, due
                               06/29/06                2,969,475
            1,700,000    #    Bombardier
                               Capital, Inc.,
                               7.500%, due
                               10/17/05                1,822,369
            2,395,000         Caterpillar
                               Financial
                               Services Corp.,
                               2.191%, due
                               01/31/05                2,393,934
            1,295,000         Citigroup, Inc.,
                               6.500%, due
                               01/18/11                1,346,584
            1,185,000         Citigroup, Inc.,
                               6.750%, due
                               12/01/05                1,273,887
            4,730,000         Countrywide Home
                               Loans, Inc.,
                               2.640%, due
                               10/23/06                4,734,730
            7,690,000         Ford Motor Credit
                               Co., 3.815%, due
                               10/25/04                7,705,418
              990,000         Ford Motor Credit
                               Co., 6.875%, due
                               02/01/06                1,012,835
            2,415,000         Ford Motor Credit
                               Co., 7.375%, due
                               10/28/09                2,500,015
            2,595,000         Ford Motor Credit
                               Co., 7.500%, due
                               03/15/05                2,713,864
              730,000         GE Capital Corp.,
                               5.875%, due
                               02/15/12                  722,986
            3,875,000         GE Capital Corp.,
                               6.500%, due
                               12/10/07                4,160,367
            3,995,000         General Motors
                               Acceptance Corp.,
                               7.250%, due
                               03/02/11                4,078,851
            3,320,000         General Motors
                               Acceptance Corp.,
                               7.500%, due
                               07/15/05                3,538,297
            2,010,000         Household Finance
                               Corp., 7.000%,
                               due 05/15/12            1,998,652

      Principal
       Amount                                         Value
----------------------------------------------------------------
    $       6,915,000         International
                               Lease Finance
                               Corp., 3.320%,
                               due 10/18/04       $    6,922,171
            1,610,000         Monumental Global
                               Funding II,
                               6.050%, due
                               01/19/06                1,696,758
            1,200,000         Morgan Stanley,
                               6.750%, due
                               04/15/11                1,234,427
            1,105,000         Textron Financial
                               Corp., 7.125%,
                               due 12/09/04            1,163,571
                                                  --------------
                                                      61,747,002
                                                  --------------
                              ELECTRIC: 1.06%
              590,000         FirstEnergy Corp.,
                               5.500%, due
                               11/15/06                  577,441
            2,370,000         Florida Power &
                               Light Co.,
                               6.875%, due
                               12/01/05                2,528,548
            2,685,000         Georgia Power Co.,
                               4.875%, due
                               07/15/07                2,680,785
            1,070,000    #    Oncor Electric
                               Delivery Co.,
                               6.375%, due
                               05/01/12                1,099,374
              450,000    #    Oncor Electric
                               Delivery Co.,
                               7.000%, due
                               05/01/32                  453,331
            1,720,000    #    PSEG Power LLC,
                               6.950%, due
                               06/01/12                1,729,015
            1,810,000         Wisconsin Energy
                               Corp., 5.500%,
                               due 12/01/08            1,816,784
                                                  --------------
                                                      10,885,278
                                                  --------------
                              FOOD: 0.84%
            2,485,000         Albertson's, Inc.,
                               7.500%, due
                               02/15/11                2,710,029
            1,705,000         Conagra Foods,
                               Inc., 6.750%, due
                               09/15/11                1,799,136
            1,920,000         Conagra Foods,
                               Inc., 7.500%, due
                               09/15/053               2,079,731
            2,050,000         Kraft Foods, Inc.,
                               6.500%, due
                               11/01/31                2,028,565
                                                  --------------
                                                       8,617,461
                                                  --------------
                              FOREST PRODUCTS & PAPER: 0.16%
            1,560,000    #    Weyerhaeuser Co.,
                               6.750%, due
                               03/15/12                1,615,405
                                                  --------------
                              MEDIA: 0.18%
            1,740,000         Tele-
                               Communications-
                               TCI Group,
                               9.800%, due
                               02/01/12                1,894,315
                                                  --------------
                              MINING: 0.27%
            2,500,000         Alcoa, Inc.,
                               7.375%, due
                               08/01/10                2,778,165
                                                  --------------

                 See Accompanying Notes to Financial Statements

ING VP
BOND
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                         Value
----------------------------------------------------------------
                              MULTI-NATIONAL: 0.32%
    $       3,085,000    @@   Inter-American
                               Development Bank,
                               6.750%, due
                               07/15/27           $    3,253,392
                                                  --------------
                              OIL & GAS: 1.23%
              790,000         Apache Corp.,
                               6.250%, due
                               04/15/12                  815,568
            2,610,000   #,@@  Burlington
                               Resources Finance
                               Co., 5.600%, due
                               12/01/06                2,663,933
            2,515,000         Conoco Funding
                               Co., 5.450%, due
                               10/15/06                2,576,441
            3,550,000         Conoco Funding
                               Co., 6.350%, due
                               10/15/11                3,680,512
            1,245,000         Occidental
                               Petroleum Corp.,
                               5.875%, due
                               01/15/07                1,289,785
            1,535,000         Transocean, Inc.,
                               7.500%, due
                               04/15/31                1,609,624
                                                  --------------
                                                      12,635,863
                                                  --------------
                              PIPELINES: 0.61%
            1,545,000         Consolidated
                               Natural Gas Co.,
                               6.850%, due
                               04/15/11                1,607,792
            2,190,000         Duke Energy Field
                               Services, LLC,
                               7.875%, due
                               08/16/10                2,324,280
            1,175,000         Kinder Morgan
                               Energy Partners
                               LP, 6.750%, due
                               03/15/11                1,209,062
            1,205,000         Tennessee Gas
                               Pipeline Co.,
                               7.000%, due
                               10/15/28                1,082,999
                                                  --------------
                                                       6,224,133
                                                  --------------
                              REGIONAL (STATE/PROVINCE): 0.11%
              980,000    @@   Province of
                               Quebec, 7.500%,
                               due 09/15/29            1,122,126
                                                  --------------
                              RETAIL: 0.49%
            1,967,000         Sears Roebuck
                               Acceptance,
                               7.000%, due
                               06/01/32                1,884,274
            3,090,000         Target Corp.,
                               5.875%, due
                               03/01/12                3,124,939
                                                  --------------
                                                       5,009,213
                                                  --------------
                              SOVEREIGN: 3.90%
           34,919,000    @@   Bundesschatzanweisungen,
                               4.750%, due
                               12/13/02               34,596,953
            5,065,990         Small Business
                               Administration,
                               7.550%, due
                               11/01/12                5,370,961
                                                  --------------
                                                      39,967,914
                                                  --------------

      Principal
       Amount                                         Value
----------------------------------------------------------------
                              TELECOMMUNICATIONS: 0.35%
    $       4,095,000   @@,+  AT&T Canada, Inc.,
                               0/9.950%, due
                               06/15/08           $      409,500
              840,000    #    AT&T Corp.,
                               6.500%, due
                               11/15/06                  739,200
              390,000    #    AT&T Corp.,
                               8.000%, due
                               11/15/31                  306,150
            1,700,000         Sprint Capital
                               Corp., 6.000%,
                               due 01/15/07            1,324,521
              505,000    @@   TELUS Corp.,
                               7.500%, due
                               06/01/07                  453,087
              364,000    @@   Vodafone Group
                               PLC, 7.750%, due
                               02/15/10                  387,028
                                                  --------------
                                                       3,619,486
                                                  --------------
                              TEXTILES: 0.19%
            1,840,000         Mohawk Industries,
                               Inc., 7.200%, due
                               04/15/12                1,953,723
                                                  --------------
                              TRANSPORTATION: 0.55%
            3,120,000         CSX Corp., 6.750%,
                               due 03/15/11            3,272,134
            2,270,000         Norfolk Southern
                               Corp., 6.200%,
                               due 04/15/09            2,348,394
                                                  --------------
                                                       5,620,528
                                                  --------------
                              Total Corporate
                               Bonds
                                (Cost
                               $206,469,240)         208,963,168
                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.38%
                              AGENCIES: 5.15%
            8,200,000         Freddie Mac,
                               6.000%, due
                               12/15/31                8,049,168
           29,200,000         Freddie Mac,
                               6.000%, due
                               12/15/31               28,248,103
           16,900,000         Government
                               National Mortgage
                               Association,
                               6.000%, due
                               11/20/31               16,463,235
                                                  --------------
                                                      52,760,506
                                                  --------------

      Principal
       Amount                                         Value
----------------------------------------------------------------
                              COMMERCIAL MORTGAGE BACKED
                               SECURITIES: 1.97%
    $       5,200,000         First Union
                               National Bank,
                               6.136%, due
                               12/15/10           $    5,400,812
            7,300,000         GE Capital
                               Commercial
                               Mortgage Corp.,
                               6.531%, due
                               03/15/11                7,733,703
            2,000,000         LB-UBS Commercial
                               Mortgage Trust,
                               6.133%, due
                               12/15/30                2,064,688
            4,500,000         LB-UBS Commercial
                               Mortgage Trust,
                               7.370%, due
                               08/15/26                5,010,233
                                                  --------------
                                                      20,209,436
                                                  --------------
                              WHOLE LOAN COLLATERALIZED
                               MORTGAGE: 0.26%
            2,586,920         Bear Stearns
                               Adjustable Rate
                               Mortgage Trust,
                               6.130%, due
                               01/25/32                2,617,236
                                                  --------------
                              Total Collateralized Mortgage
                               Obligations
                                (Cost
                               $72,686,029)           75,587,178
                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 45.03%
                              FEDERAL HOME LOAN
                               MORTGAGE CORPORATION: 7.72%
           25,660,000         5.750%, due
                               01/15/12               26,363,443
           44,630,000         6.000%, due
                               07/14/29               44,504,500
            6,449,143         7.500%, due
                               11/01/28                6,799,025
            1,327,048         7.500%, due
                               12/01/12                1,407,817
                                                  --------------
                                                      79,074,785
                                                  --------------

                 See Accompanying Notes to Financial Statements

ING VP
BOND
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                         Value
----------------------------------------------------------------
                              FEDERAL NATIONAL MORTGAGE
                               ASSOCIATION: 23.79%
    $       1,451,853         10.000%, due
                               02/25/19           $    1,645,747
           57,130,000         6.000%, due
                               07/01/29               56,951,469
            5,592,985         6.000%, due
                               07/01/29                5,627,397
           27,795,000         6.125%, due
                               03/15/12               29,413,475
           54,195,000         6.500%, due
                               07/01/29               55,228,065
           31,393,047         6.500%, due
                               08/01/29               32,106,777
            8,000,000         6.500%, due
                               09/25/23                8,413,994
            3,645,577         6.500%, due
                               11/01/13                3,801,616
            3,209,252         7.000%, due
                               01/01/30                3,329,041
              246,969         7.000%, due
                               02/01/26                  256,941
              361,265         7.000%, due
                               02/01/26                  375,852
              326,912         7.000%, due
                               03/01/26                  339,925
              313,028         7.000%, due
                               03/01/26                  325,488
              464,535         7.000%, due
                               03/01/26                  483,292
              530,393         7.000%, due
                               03/01/26                  551,506
              348,668         7.000%, due
                               03/01/26                  362,747
            9,216,763         7.000%, due
                               07/01/31                9,568,958
              264,888         7.000%, due
                               08/01/25                  275,584
              299,639         7.000%, due
                               10/01/25                  311,738
              152,728         7.000%, due
                               11/01/25                  158,895
              326,233         7.000%, due
                               12/01/25                  339,405
              404,335         7.000%, due
                               12/01/25                  420,662
              288,077         7.000%, due
                               12/01/25                  299,709
              777,768         7.500%, due
                               07/01/11                  825,568
           17,800,000         7.500%, due
                               07/15/32               18,673,304
            2,270,498         7.500%, due
                               10/01/30                2,384,016
            1,534,723         7.500%, due
                               11/01/30                1,611,454
            2,619,623         7.500%, due
                               11/01/30                2,750,596
            4,081,991         8.500%, due
                               01/01/25                4,401,882
            2,375,300         8.500%, due
                               11/01/23                2,564,085
                                                  --------------
                                                     243,799,188
                                                  --------------

      Principal
       Amount                                         Value
----------------------------------------------------------------
                              GOVERNMENT NATIONAL
                               MORTGAGE ASSOCIATION: 13.52%
    $         728,160         6.000%, due
                               12/20/29           $      745,893
            1,048,990         6.375%, due
                               04/20/28                1,067,383
           70,635,000         6.500%, due
                               07/15/32               72,025,662
            1,211,826         7.000%, due
                               04/15/26                1,264,503
              842,343         7.000%, due
                               04/15/26                  878,959
              868,309         7.000%, due
                               04/15/26                  906,053
            1,281,014         7.000%, due
                               04/15/26                1,336,698
           23,150,000         7.000%, due
                               07/15/32               24,025,348
           19,370,000         7.500%, due
                               07/15/32               20,423,244
            4,097,147         7.500%, due
                               11/20/30                4,312,266
           10,677,382         8.000%, due
                               12/15/17               11,522,080
                                                  --------------
                                                     138,508,089
                                                  --------------
                              Total U.S.
                               Government Agency
                               Obligations
                                (Cost
                               $451,201,502)         461,382,062
                                                  --------------
U.S. TREASURY OBLIGATIONS: 23.22%
                              U.S. TREASURY BONDS: 3.44%
           24,994,000         5.375%, due
                               02/15/31               24,474,600
              603,000         6.125%, due
                               08/15/29                  640,422
            3,468,000         6.250%, due
                               05/15/30                3,756,683
            4,920,000         8.125%, due
                               08/15/21                6,349,004
                                                  --------------
                                                      35,220,709
                                                  --------------

      Principal
       Amount                                         Value
----------------------------------------------------------------
                              U.S. TREASURY NOTES: 19.78%
    $      35,090,000         3.000%, due
                               01/31/04           $   35,318,822
          103,940,000         3.500%, due
                               11/15/06              102,088,621
            3,960,000         3.625%, due
                               03/31/04                4,021,222
            7,928,000         4.375%, due
                               05/15/07                8,037,010
            1,965,000         4.750%, due
                               02/15/04                2,032,769
            4,347,000         4.750%, due
                               05/15/08                4,426,528
           31,686,000         4.875%, due
                               02/15/12               31,804,823
            6,116,000         5.625%, due
                               05/15/08                6,527,876
              660,000         5.875%, due
                               11/15/04                  701,456
            2,698,000         6.000%, due
                               08/15/09                2,930,808
            1,385,000         6.500%, due
                               08/15/05                1,508,351
            2,934,000         6.625%, due
                               05/15/07                3,262,596
                                                  --------------
                                                     202,660,882
                                                  --------------
                              Total U.S.
                               Treasury
                                 Obligations
                                 (Cost
                                 $234,316,384)       237,881,591
                                                  --------------
                              Total Long-Term
                                 Investments
                                 (Cost
                                 $964,673,155)       983,813,999
                                                  --------------

                 See Accompanying Notes to Financial Statements

ING VP
BOND
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                         Value
----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 29.58%
                        COMMERCIAL PAPERS: 25.72%
     $13,235,000        Ciesco, Inc., 1.970%,
                         due 07/01/02             $   13,235,000
      40,000,000        Duke Capital Corp.,
                         2.150%, due 07/01/02         40,000,000
      31,000,000        EOG Resources, 2.250%,
                         due 07/01/02                 31,000,000
      17,000,000        Federal Farm Credit
                         Bank, 1.760%, due
                         09/03/02                     16,995,546
      12,500,000        Federal Farm Credit
                         Bank, 1.800%, due
                         08/01/02                     12,500,000
      10,000,000        Federal Farm Credit
                         Bank, 1.730%, due
                         10/01/02                     10,000,000
      12,500,000        General Motors Accept
                         Co., 3.980%, due
                         08/04/03                     12,452,000
       4,000,000        Heller Financial, Inc.,
                         4.084%, due 07/24/02          4,000,658
      20,000,000        John Deere Owner Trust,
                         2.030%, due 07/23/02         19,975,189
      35,000,000        Peco Energy Co., 2.120%,
                         due 07/01/02                 35,000,000
      17,601,000        Textron Financial Corp.,
                         2.120%, due 07/01/02         17,601,000
      18,224,000        Textron Financial Corp.,
                         2.130%, due 07/08/02         18,216,452
      32,623,000        Viacom Intl., 2.170%,
                         due 07/01/02                 32,623,000
                                                  --------------
                                                     263,598,845
                                                  --------------
                        FEDERAL NATIONAL
                         MORTGAGE ASSOCIATION:
                         2.20%
      22,500,000        2.250%, due 02/07/03          22,532,625
                                                  --------------

      Principal
       Amount                                         Value
----------------------------------------------------------------
                        STUDENT LOAN MARKETING
                         ASSOCIATION: 1.66%
     $17,000,000        1.618%, due 07/18/02      $   17,000,000
                                                  --------------
                        Total Short-Term
                         Investments
                         (Cost $303,148,529)         303,131,470
                                                  --------------
                        TOTAL
                         INVESTMENTS IN
                         SECURITIES
                         (COST
                         $1,267,821,684)* 125.61% $1,286,945,469
                        OTHER ASSETS
                         AND
                         LIABILITIES-
                         NET             -25.61%    (262,383,583)
                                         -------  --------------
                        NET ASSETS       100.00%  $1,024,561,886
                                         =======  ==============

@   Non-income producing security
@@  Foreign Issuer
# Securities purchased pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
+ Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                 $23,621,490
                        Gross Unrealized
                         Depreciation                  (4,497,705)
                                                      -----------
                        Net Unrealized
                         Appreciation                 $19,123,785
                                                      ===========

Information concerning open futures contracts at June 30, 2002 is shown below:

                                  NO. OF           NOTIONAL MARKET        EXPIRATION           UNREALIZED
LONG CONTRACTS                  CONTRACTS               VALUE                DATE             GAIN/(LOSS)
--------------                  ---------               -----                ----             -----------
U.S. 2 Year Treasury Bond          349              $ 73,273,641            Sep-02            $   767,145
U.S. 5 Year Treasury Bond          475                51,025,391            Sep-02                962,469
U.S. 20 Year Treasury Bond         216                22,200,750            Sep-02                523,733
                                                    ------------                              -----------
                                                    $146,499,782                              $ 2,253,347
                                                    ============                              ===========
SHORT CONTRACTS
---------------------------
U.S. 10 Year Treasury Bond          65              $  6,970,234            Sep-02            $  (194,817)
U.S. 10 Year Treasury Bond         942               101,014,781            Sep-02             (2,499,538)
U.S. 10 Year Treasury Bond         323                34,636,703            Sep-02               (927,717)
                                                    ------------                              -----------
                                                    $142,621,718                              $(3,622,072)
                                                    ============                              ===========

                 See Accompanying Notes to Financial Statements

ING VP
MONEY
MARKET
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
----------------------------------------------------------------
ASSET-BACKED SECURITIES: 63.02%
     $     39,000,000          Americredit Auto
                                Receivables
                                Trust, 1.908%,
                                due 06/12/03       $ 39,012,207
           15,881,249          Americredit Auto
                                Receivables
                                Trust, 1.920%,
                                due 03/12/03         15,881,884
            6,648,920          BMW Vehicle,
                                1.910%, due
                                05/25/03              6,650,915
           10,500,000          Carmax Auto Owner
                                Trust, 1.890%,
                                due 06/16/03         10,500,000
              975,061          Carmax Auto Owner
                                Trust, 2.001%,
                                due 11/15/02            975,110
            4,545,976          Chevy Chase Auto
                                Receivable,
                                2.038%, due
                                12/16/02              4,546,522
           25,227,162          CIT Equipment
                                Collateral Owner
                                Trust, 1.960%,
                                due 05/20/03         25,228,171
           18,298,916          CNH Equipment
                                Trust, 2.113%,
                                due 12/16/02         18,304,222
           11,750,000          Coop Association
                                of Tractor,
                                1.900%, due
                                08/28/02             11,730,613
            6,500,000          Coop Association
                                of Tractor,
                                1.950%, due
                                07/05/02              6,498,592
            6,700,000          Dealer Capital
                                Acceptance Trust,
                                Inc., 1.830%, due
                                09/09/02              6,676,159
           13,300,000          Dealer Capital
                                Acceptance Trust,
                                Inc., 1.830%, due
                                09/16/02             13,247,942
           43,922,289          DVI Receivables,
                                2.049%, due
                                05/11/03             43,931,513
            6,550,690          DVI Receivables,
                                2.220%, due
                                11/11/02              6,551,935
           11,650,000          First Union
                                National Bank,
                                2.080%, due
                                02/18/03             11,660,252
           23,959,782          Ford Credit Auto
                                Owner Trust,
                                2.010%, due
                                03/17/03             23,963,376
           31,000,000          Franklin Auto
                                Trust, 1.926%,
                                due 06/20/03         30,985,065
            4,000,000          General Electric
                                Capital Corp.,
                                8.700%, due
                                02/15/03              4,158,880

      Principal
       Amount                                          Value
----------------------------------------------------------------
     $     21,793,528          Great America
                                Leasing, 2.258%,
                                due 02/15/03       $ 21,798,214
           32,165,000          Holmes Financing
                                PLC, 2.195%, due
                                10/15/02             32,165,000
           24,439,498          Honda Auto
                                Receivables,
                                1.820%, due
                                02/15/03             24,437,299
           12,353,996          Honda Auto
                                Receivables,
                                1.950%, due
                                06/13/03             12,355,725
           43,519,955          Household Auto
                                Trust, 1.869%,
                                due 06/17/03         43,516,909
           36,984,801          Ikon Receivables,
                                LLC, 2.044%, due
                                06/15/03             36,994,047
              463,871          John Deere Owner
                                Trust, 2.190%,
                                due 11/15/02            463,894
            8,839,000          Long Laner Master
                                Trust IV, 1.870%,
                                due 08/12/02          8,819,716
           26,427,000          Long Laner Master
                                Trust IV, 2.080%,
                                due 07/01/02         26,427,000
           30,169,000          MMCA Auto Owner
                                Trust, 1.843%,
                                due 06/16/03         30,159,587
           10,884,117          MMCA Auto Owner
                                Trust, 2.009%,
                                due 03/17/03         10,885,097
              157,651          MMCA Auto Owner
                                Trust, 2.470%,
                                due 10/15/02            157,681
           13,500,000          MMKT Trust,
                                1.890%, due
                                06/03/03             13,496,882
           22,386,518          National City Auto
                                Receivables,
                                2.040%, due
                                03/15/03             22,393,234
           14,183,194          Nissan Auto
                                Receivables,
                                1.844%, due
                                02/10/03             14,182,343
           21,975,237          Nissan Auto
                                Receivables,
                                2.090%, due
                                05/09/03             21,986,445
           15,525,990          Onyx Acceptance
                                Owner, 1.850%,
                                due 02/15/03         15,525,213
           52,000,000          Permanent
                                Financing,
                                1.816%, due
                                06/10/03             52,000,000
           38,400,000    @@    Republic of
                                Argentina,
                                0.000%, due
                                10/15/02             38,219,520

      Principal
       Amount                                          Value
----------------------------------------------------------------
     $      7,028,093          UACSC Owner Trust,
                                1.880%, due
                                04/04/03           $  7,027,952
           21,799,000          Unilever Capital
                                Corp., 1.950%,
                                due 07/01/02         21,799,000
              380,187          USAA Auto Owner
                                Trust, 1.983%,
                                due 12/16/02            380,179
           48,000,000          Verizon Global
                                Funding, 1.880%,
                                due 03/18/03         47,940,816
           13,700,000          Verizon Global
                                Funding, 1.930%,
                                due 11/04/02         13,705,206
           14,000,000          WFS Financial
                                Owner Trust,
                                1.938%, due
                                05/20/03             14,001,260
           45,000,000          World Omni Auto
                                Receivable,
                                1.870%, due
                                07/15/03             45,000,000
           71,000,000          Wyeth Corp.,
                                1.889%, due
                                12/20/02             70,991,407
                                                   ------------
                               Total Asset-
                                Backed Securities
                                (Cost
                                $927,246,428)       927,332,984
                                                   ------------
BANK NOTE: 1.46%
           21,500,000          Keybank, 1.795%,
                                due 11/01/02         21,497,420
                                                   ------------
                               Total Bank Note
                                (Cost
                                $21,493,595)         21,497,420
                                                   ------------
COMMERCIAL PAPERS: 19.82%
           73,000,000          Dakota
                                Certificates--
                                Citibank Credit
                                Card Master
                                Trust, 2.050%,
                                due 07/01/02         73,000,000
           23,500,000          Duke Capital
                                Corp., 2.120%,
                                due 07/01/02         23,500,000
           24,000,000          Duke Capital
                                Corp., 2.250%,
                                due 07/31/02         23,955,000
           25,500,000          Duke Capital
                                Corp., 2.300$,
                                due 09/12/02         25,524,276
           19,000,000          General Electric
                                Capital Corp.,
                                2.130%, due
                                09/09/02             18,935,590
            5,000,000          Jefferson Smurfit
                                Finance Co.,
                                1.850%, due
                                07/24/02              4,994,090
           12,000,000          Jefferson Smurfit
                                Finance Co.,
                                1.850%, due
                                07/30/02             11,982,117
            6,000,000          Jefferson Smurfit
                                Finance Co.,
                                1.850%, due
                                08/19/02              5,984,892

                 See Accompanying Notes to Financial Statements

ING VP
MONEY
MARKET
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
----------------------------------------------------------------
     $      7,000,000          Jefferson Smurfit
                                Finance Co.,
                                2.000%, due
                                07/02/02           $  6,999,611
           27,957,000          Sheffield
                                Receivables,
                                1.830%, due
                                08/12/02             27,897,312
           25,000,000          Sheffield
                                Receivables,
                                2.000%, due
                                07/01/02             25,000,000
           15,040,000    @@    Svenska
                                Handelsbanken,
                                Inc., 2.230%, due
                                09/23/02             14,977,885
           25,000,000    @@    UBS Finance, Inc.,
                                2.060%, due
                                09/23/02             24,898,500
            4,000,000    @@    UBS Finance, Inc.,
                                2.120%, due
                                09/16/02              3,985,080
                                                   ------------
                               Total Commercial
                                Papers (Cost
                                $291,438,838)       291,634,353
                                                   ------------
MEDIUM-TERM NOTES: 13.66%
           20,000,000          American Express
                                Centurion,
                                1.929%, due
                                04/29/03             20,004,200
           25,000,000          American Express
                                Credit Corp.,
                                1.691%, due
                                02/14/03             25,002,250
            8,000,000          American Honda
                                Finance, 1.890%,
                                due 08/14/02          8,000,720
            5,000,000          Bank One Corp.,
                                6.375%, due
                                10/01/02              5,054,300

      Principal
       Amount                                          Value
----------------------------------------------------------------
     $     20,000,000          Chase Manhattan
                                Auto, 1.929%, due
                                06/16/03           $ 19,990,104
           20,731,268          Chase Manhattan
                                Auto, 1.943, due
                                03/17/03             20,733,341
            7,050,000          Countrywide Home
                                Loans, 1.910%,
                                due 07/26/02          7,049,746
           17,000,000          Countrywide Home
                                Loans, 2.009%,
                                due 08/06/02         17,002,210
           15,000,000          General Electric
                                Capital Corp.,
                                0.000%, due
                                07/09/07             15,000,000
           11,000,000          Lehman Brothers
                                Holdings, Inc.,
                                2.750%, due
                                01/13/03             11,008,140
           16,189,735          Onyx Acceptance
                                Owner, 1.990%,
                                due 04/15/03         16,192,973
            7,000,000          Syndicated Loan
                                Funding, 2.000%,
                                due 12/09/02          7,000,000
           29,000,000          Syndicated Loan
                                Funding, 2.080%,
                                due 01/15/03         29,000,000
                                                   ------------
                               Total Medium-Term
                                Notes (Cost
                                $201,041,772)       201,037,984
                                                   ------------

      Principal
       Amount                                          Value
----------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS: 4.96%
     $     65,000,000   U.S. Treasury Note,
                        4.067%, due 07/15/02       $ 72,986,958
                                                   ------------
                        TOTAL U.S. GOVERNMENT
                        OBLIGATIONS (COST
                        $72,992,499)                 72,986,958
                                                   ------------

                        TOTAL INVESTMENTS IN
                         SECURITIES (COST
                         $1,514,213,132)*     102.93%  $1,514,489,699
                        OTHER ASSETS AND
                         LIABILITIES-NET       -2.93%     (43,052,679)
                                              -------  --------------
                        NET ASSETS            100.00%  $1,471,437,020
                                              =======  ==============

@@ Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized Appreciation     $ 400,920
                        Gross Unrealized
                         Depreciation                      (124,353)
                                                          ---------
                        Net Unrealized
                         Appreciation                     $ 276,567
                                                          =========

                 See Accompanying Notes to Financial Statements

ING VP
MONEY
MARKET
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                   Percentage of
           Industry                 Net Assets
------------------------------------------------
Auto Manufacturing                      8.13%
Banks                                  12.70%
Electric                                4.96%
Finance -- Auto                        21.09%
Finance -- Broker                       0.75%
Finance -- Credit Cards                 1.70%
Finance -- Diversified                 23.38%
Finance -- Equipment                    8.94%
Finance -- Leasing                      1.48%
Finance -- Mortgage Loan/Banker         1.63%
Finance -- Other Services               3.59%
Mortgage and Trade Receivables          2.19%
Pharmaceuticals                         4.83%
Sovereign                               7.56%
Other Assets and Liabilities,
 Net                                   -2.93%
                                      ------
NET ASSETS                            100.00%
                                      ======

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------


A SPECIAL MEETING OF THE FORMER AETNA PORTFOLIOS WAS HELD ON FEBRUARY 20, 2002 AT 10 STATE HOUSE SQUARE, HARTFORD, CONNECTICUT 06103-3602

A BRIEF DESCRIPTION OF EACH MATTER VOTED UPON AS WELL AS THE RESULTS ARE OUTLINED BELOW:

                                                                                             SHARES VOTED
                                                                                              AGAINST OR       SHARES
                                                                          SHARES VOTED FOR     WITHHELD       ABSTAINED
                                                                          ----------------   ------------     ---------
 1.  To Approve a new Investment Management Agreement between each Fund and ING Investments, LLC.
     ING VP International Equity Portfolio                                      3,255,618          47,130         165,877
     ING VP Growth Portfolio                                                   20,605,645         451,818       1,228,601
     ING VP Small Company Portfolio                                            11,881,371         506,406       1,001,682
     ING VP Technology Portfolio                                                9,010,259         212,941         925,452
     ING VP Value Opportunity Portfolio                                        11,040,342         217,213       1,525,686
     ING VP Balanced Portfolio                                                 84,913,949       1,137,434       5,899,205
     ING VP Growth and Income Portfolio                                       206,868,321       5,063,928      13,992,469
     ING VP Bond Portfolio                                                     42,233,372         828,033       3,279,372
     ING VP Money Market Portfolio                                             57,351,861       3,522,449       3,843,206

 2.  To Approve new Sub-Advisory Agreements between ING Investments, LLC and Aeltus Investment Management, Inc.
     ING VP International Equity Portfolio                                      3,248,558          51,298         168,769
     ING VP Growth Portfolio                                                   19,513,299         985,527       1,787,238
     ING VP Small Company Portfolio                                            11,696,806         669,829       1,022,824
     ING VP Value Opportunity Portfolio                                        10,696,999         409,518       1,676,724
     ING VP Balanced Portfolio                                                 84,497,834       1,268,225       6,184,529
     ING VP Growth and Income Portfolio                                       199,952,782       5,926,199      20,045,737
     ING VP Bond Portfolio                                                     41,876,912       1,017,820       3,446,045
     ING VP Money Market Portfolio                                             57,090,335       3,732,263       3,894,918

 3.  To Approve a new Sub-Advisory Agreement between ING Investments, LLC and Elijah Asset Management, LLC for Aetna.

     ING VP Technology Portfolio                                                9,084,048         141,251         923,353

 4.  To Approve Amended and Restated Articles of Incorporation or Amended and Restated Declarations of Trust, as the case may be.

     ING VP Balanced Portfolio                                                 83,917,071       1,876,109       6,157,408
     ING VP Growth and Income Portfolio                                       204,124,576       7,114,787      14,685,355
     ING VP Bond Portfolio*                                                    41,486,464       1,570,282       3,284,031
     ING VP Money Market Portfolio*                                            56,579,186       3,903,419       4,234,911

     *Did not pass, adjourned until March 27, 2002

 5.  To Approve new Administration Agreements with ING Funds Services, LLC.

     ING VP Growth and Income Portfolio                                       201,027,823       5,719,399      19,177,496
     ING VP Bond Portfolio                                                     42,136,166         974,936       3,229,675
     ING VP Money Market Portfolio                                             56,979,294       3,748,289       3,989,933


      BROKER    TOTAL SHARES
     NON-VOTE      VOTED
     --------   ------------
 1.
       --         3,468,625
       --        22,286,064
       --        13,389,459
       --        10,148,652
       --        12,783,241
       --        91,950,588
       --       225,924,718
       --        46,340,777
       --        64,717,516
 2.
       --         3,468,625
       --        22,286,064
       --        13,389,459
       --        12,783,241
       --        91,950,588
       --       225,924,718
       --        46,340,777
       --        64,717,516
 3.
       --        10,148,652
 4.
       --        91,950,588
       --       225,924,718
       --        46,340,777
       --        64,717,516
 5.
       --       225,924,718
       --        46,340,777
       --        64,717,516

A SPECIAL MEETING OF THE FORMER AETNA PORTFOLIOS WAS HELD ON MARCH 27, 2002 AT 10 STATE HOUSE SQUARE, HARTFORD, CONNECTICUT 06103-3602

A BRIEF DESCRIPTION OF EACH MATTER VOTED UPON AS WELL AS THE RESULTS ARE OUTLINED BELOW:

                                                                                             SHARES VOTED
                                                                                              AGAINST OR       SHARES
                                                                          SHARES VOTED FOR     WITHHELD       ABSTAINED
                                                                          ----------------   ------------     ---------
 4.  To Approve Amended and Restated Articles of Incorporation or Amended and Restated Declarations of Trust, as the case may be.
     ING VP Bond Portfolio                                                     49,595,693       3,348,918       2,226,246
     ING VP Money Market Portfolio                                             74,870,211       4,447,010       4,086,157


      BROKER    TOTAL SHARES
     NON-VOTE      VOTED
     --------   ------------
 4.
       --        55,170,857
       --        83,403,378

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Portfolios are managed under the direction of the Portfolios' Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Portfolios is set forth below:

                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF        PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED              THE PAST FIVE YEARS
---------------------            --------------     --------------        ------------------------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.        Trustee              Since 1998       Director, Business and Economic Research
3029 St. Johns Drive                                                 Center, 1999 to present, and Professor
Murfreesboro, Tennessee                                              of Economics and Finance, Middle
Age: 60                                                              Tennessee State University, 1991 to
                                                                     present.

Maria T. Fighetti              Trustee              Since 1994       Associate Commissioner for Contract
325 Piermont Road                                                    Management, Health Services, New York
Closter, New Jersey                                                  City Department of Mental Health, Mental
Age: 58                                                              Retardation and Alcohol Services, 1996
                                                                     to present.

David L. Grove                 Trustee              Since 1991       Private Investor; Economic/ Financial
5 The Knoll                                                          Consultant, December 1985 to present.
Armonk, New York
Age: 83

Sidney Koch                    Trustee              Since 1994       Financial Adviser, self- employed,
455 East 86th Street                                                 January 1993 to present.
New York, New York
Age: 66

Corine T. Norgaard             Trustee              Since 1991       Dean of the Barney School of Business,
556 Wormwood Hill                                                    University of Hartford (West Hartford,
Mansfield Center, Connecticut                                        CT), August 1996 to present.
Age: 64

Richard G. Scheide             Trustee              Since 1993       Principal, LoBue Associates Inc.,
11 Lily Street                                                       October 1999 to present; Trust and
Nantucket, Massachusetts                                             Private Banking Consultant, David Ross
Age: 72                                                              Palmer Consultants, July 1991 to
                                                                     present.

INTERESTED DIRECTORS:

J. Scott Fox                   Director/Trustee     Since 1997       Chief Executive Officer (July 2001 to
10 State House Square                                                present), President (April 2001 to
Hartford, Connecticut                                                present), Director, Chief Operating
Age: 47                                                              Officer (April 1994 to present), Chief
                                                                     Financial Officer (April 1994 to July
                                                                     2001), Managing Director (April 1994 to
                                                                     April 2001), Aeltus Investment
                                                                     Management, Inc.; Executive Vice
                                                                     President (April 2001 to present),
                                                                     Director, Chief Operating Officer
                                                                     (February 1995 to present), Chief
                                                                     Financial Officer, Managing Director
                                                                     (February 1995 to April 2001), Aeltus
                                                                     Capital, Inc.; Senior Vice
                                                                     President -- Operations, Aetna Life
                                                                     Insurance and Annuity Company, March
                                                                     1997 to December 1997.

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
NON-INTERESTED DIRECTORS:
Albert E. DePrince, Jr.            50             --
3029 St. Johns Drive
Murfreesboro, Tennessee
Age: 60
Maria T. Fighetti                  50             --
325 Piermont Road
Closter, New Jersey
Age: 58
David L. Grove                     50             --
5 The Knoll
Armonk, New York
Age: 83
Sidney Koch                        50             --
455 East 86th Street
New York, New York
Age: 66
Corine T. Norgaard                 50             --
556 Wormwood Hill
Mansfield Center, Connecticut
Age: 64
Richard G. Scheide                 50             --
11 Lily Street
Nantucket, Massachusetts
Age: 72
INTERESTED DIRECTORS:
J. Scott Fox                       50             Mr. Fox serves as Director of
10 State House Square                             the Board of IPC Financial
Hartford, Connecticut                             Network, Inc. (January 2001 to
Age: 47                                           present).

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF        PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED              THE PAST FIVE YEARS
---------------------            --------------     --------------        ------------------------------
INTERESTED DIRECTORS:
Thomas J. McInerney            Director/Trustee     April 2002 to    Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                        Present          Financial Services (September 2001 to
Scottsdale, AZ 85258                                                 present) and a member of ING Americas
Age: 45                                                              Executive Committee (2001 to present);
                                                                     President, Chief Executive Officer and
                                                                     Director of Northern Life Insurance
                                                                     Company (2001 to present); and President
                                                                     and Director of Aetna Life Insurance and
                                                                     Annuity Company (1997 to present), Aetna
                                                                     Retirement Holdings, Inc. (1997 to
                                                                     present), Aetna Investment Adviser
                                                                     Holding Company (2000 to present), and
                                                                     Aetna Retail Holding Company (2000 to
                                                                     present). Mr. McInerney was formerly
                                                                     General Manager and Chief Executive
                                                                     Officer of ING Worksite Division
                                                                     (December 2000 to October 2001);
                                                                     President of Aetna Financial Services
                                                                     (August 1997 to December 2000); Head of
                                                                     National Accounts and Core Sales and
                                                                     Marketing for Aetna U.S. Healthcare
                                                                     (April 1996 to March 1997); Head of
                                                                     Corporate Strategies for Aetna Inc.
                                                                     (July 1995 to April 1996) and has held a
                                                                     variety of line and corporate staff
                                                                     positions since 1978.

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
INTERESTED DIRECTORS:
Thomas J. McInerney                156            Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                      Director/Trustee of Aeltus
Scottsdale, AZ 85258                              Investment Management, Inc.
Age: 45                                           (1997 to present); each of the
                                                  Aetna Funds (April 2002 to
                                                  present); the Ameribest Life
                                                  Insurance Co. (2001 to
                                                  present); Equitable Life
                                                  Insurance Co. (2001 to
                                                  present); First Columbine Life
                                                  Insurance Co. (2001 to
                                                  present); Golden American Life
                                                  Insurance Co. (2001 to
                                                  present); Life Insurance
                                                  Company of Georgia (2001 to
                                                  present); Midwestern United
                                                  Life Insurance Co. (2001 to
                                                  present); ReliaStar Life
                                                  Insurance Co. (2001 to
                                                  present); Security Life of
                                                  Denver (2001 to present);
                                                  Security Connecticut Life
                                                  Insurance Co. (2001 to
                                                  present); Southland Life
                                                  Insurance Co. (2001 to
                                                  present); USG Annuity and Life
                                                  Company (2001 to present); and
                                                  United Life and Annuity
                                                  Insurance Co. Inc (March 2001
                                                  to present), and a Trustee of
                                                  the GCG Trust (February 2002
                                                  to present). Mr. McInerney is
                                                  a member of the Board of the
                                                  National Commission on
                                                  Retirement Policy; the
                                                  Governor's Council on Economic
                                                  Competitiveness and Technology
                                                  of Connecticut; the Board of
                                                  Directors of the Connecticut
                                                  Business and Industry
                                                  Association; the Board of
                                                  Trustees of the Bushnell; the
                                                  Board for the Connecticut
                                                  Forum; and the Board of the
                                                  Metro Hartford Chamber of
                                                  Commerce; and is Chairman of
                                                  Concerned Citizens for
                                                  Effective Government.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF        PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED              THE PAST FIVE YEARS
---------------------            --------------     --------------        ------------------------------
OFFICERS:

James M. Hennessy              President, Chief     March 2002 to    President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer,   Present (for     ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief            the ING Funds)   Services, LLC, ING Advisors, Inc., ING
Age: 52                        Operating Officer                     Investments, LLC, Lexington Funds
                                                                     Distributor, Inc., Express America T.C.
                               President, Chief     February 2001    Inc. and EAMC Liquidation Corp. (since
                               Executive Officer,   to March 2002    December 2001); Executive Vice President
                               and Chief            (for the         and Chief Operating Officer of ING
                               Operating Officer    Pilgrim Funds)   Quantitative Management, Inc. (since
                                                                     October 2001) and ING Funds Distributor,
                               Chief Operating                       Inc. (since June 2000). Formerly, Senior
                               Officer              July 2000 to     Executive Vice President (June 2000 to
                                                    February         December 2000) and Secretary (April 1995
                                                    2001(for the     to December 2000) of ING Capital
                                                    Pilgrim Funds)   Corporation, LLC, ING Funds Services,
                                                                     LLC, ING Investments, LLC, ING Advisors,
                                                                     Inc., Express America T.C. Inc., and
                                                                     EAMC Liquidation Corp.; and Executive
                                                                     Vice President, ING Capital Corporation,
                                                                     LLC and its affiliates (May 1998 to June
                                                                     2000) and Senior Vice President, ING
                                                                     Capital Corporation, LLC and its
                                                                     affiliates (April 1995 to April 1998).

Stanley D. Vyner               Executive Vice       March 2002 to    Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President            Present (for     Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                the ING Funds)   (since July 2000) and Chief Investment
Age: 51                                                              Officer of the International Portfolios,
                               Executive Vice       July 1996 to     ING Investments, LLC (since July 1996).
                               President            March 2002 (for  Formerly, President and Chief Executive
                                                    the              Officer of ING Investments, LLC (August
                                                    international    1996 to August 2000).
                                                    portfolios of
                                                    the Pilgrim
                                                    Funds)

Mary Lisanti                   Executive Vice       March 2002 to    Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President            Present (for     Investments, LLC and ING Advisors, Inc.
Scottsdale, AZ 85258                                the ING Funds)   (since November 1999) and of ING
Age: 45                                                              Quantitative Management, Inc. (since
                               Executive Vice       May 1998 to      July 2000); Chief Investment Officer of
                               President            March 2002 (for  the Domestic Equity Portfolios, ING
                                                    the domestic     Investments, LLC (since 1999). Formerly,
                                                    equity           Executive Vice President and Chief
                                                    portfolios of    Investment Officer for the Domestic
                                                    the Pilgrim      Equity Portfolios of Northstar
                                                    Funds)           Investment Management Corporation, whose
                                                                     name changed to Pilgrim Advisors, Inc.
                                                                     and subsequently became part of ING
                                                                     Investments, LLC (May 1998 to October
                                                                     1999); Portfolio Manager with Strong
                                                                     Capital Management (May 1996 to 1998); a
                                                                     Managing Director and Head of Small- and
                                                                     Mid-Capitalization Equity Strategies at
                                                                     Bankers Trust Corp. (1993 to 1996).

Michael J. Roland              Executive Vice       March 2002 to    Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   President,           Present (for     Financial Officer and Treasurer of ING
Scottsdale, AZ 85258           Assistant            the ING Funds)   Funds Services, LLC, ING Funds
Age: 43                        Secretary and                         Distributor, Inc., ING Advisors, Inc.,
                               Principal                             ING Investments, LLC, ING Quantitative
                               Financial Officer                     Management, Inc., Lexington Funds
                                                                     Distributor, Inc., Express America T.C.
                               Senior Vice          June 1998 to     Inc. and EAMC Liquidation Corp. (since
                               President and        March 2002 (for  December 2001). Formerly, Senior Vice
                               Principal            the Pilgrim      President, ING Funds Services, LLC, ING
                               Financial Officer    Funds)           Investments, LLC, and ING Funds
                                                                     Distributor, Inc. (June 1998 to December
                                                                     2001) and Chief Financial Officer of
                                                                     Endeavor Group (April 1997 to June
                                                                     1998).

Ralph G. Norton III            Senior Vice          March 2002 to    Senior Vice President of ING Investment
7337 E. Doubletree Ranch Rd.   President            Present (for     Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                the ING Funds)   (since October 2001) and Chief
Age: 42                                                              Investment Officer of the Fixed Income
                               Senior Vice          August 2001 to   Portfolios, ING Investments, LLC (since
                               President            March 2002 (for  October 2001). Formerly, Senior Market
                                                    the fixed        Strategist, Aeltus Investment
                                                    income           Management, Inc. (January 2001 to August
                                                    portfolios of    2001) and Chief Investment Officer, ING
                                                    the Pilgrim      Investments, LLC (1990 to January 2001).
                                                    Funds)

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF        PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED              THE PAST FIVE YEARS
---------------------            --------------     --------------        ------------------------------
OFFICERS:
Robert S. Naka                 Senior Vice          March 2002 to    Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and        Present (for     Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258           Assistant            the ING Funds)   ING Funds Distributor, Inc., ING
Age: 38                        Secretary                             Advisors, Inc., ING Investments, LLC,
                                                                     ING Quantitative Management, Inc. (since
                               Senior Vice          November 1999    October 2001) and Lexington Funds
                               President and        to March 2002    Distributor, Inc. (since December 2001).
                               Assistant            (for the         Formerly, Vice President, ING
                               Secretary            Pilgrim Funds)   Investments, LLC (April 1997 to October
                                                                     1999), ING Funds Services, LLC (February
                               Assistant                             1997 to August 1999) and Assistant Vice
                               Secretary            July 1994 to     President, ING Funds Services, LLC
                                                    November 1999    (August 1995 to February 1997).
                                                    (for the
                                                    Pilgrim Funds)

Robyn L. Ichilov               Vice President and   March 2002 to    Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.   Treasurer            Present (for     LLC (since October 2001) and ING
Scottsdale, AZ 85258                                the ING Funds)   Investments, LLC (since August 1997);
Age: 34                                                              Accounting Manager, ING Investments, LLC
                               Vice President and   May 1998 to      (since November 1995).
                               Treasurer            March 2002 (for
                                                    the Pilgrim
                                                    Funds)
                               Vice President
                                                    November 1997
                                                    to May 1998
                                                    (for the
                                                    Pilgrim Funds)

Kimberly A. Anderson           Vice President and   March 2002 to    Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.   Secretary            Present (for     Management, Inc. (since October 2001);
Scottsdale, AZ 85258                                the ING Funds)   Vice President and Assistant Secretary
Age: 37                                                              of ING Funds Services, LLC, ING Funds
                                                    February 2001    Distributor, Inc., ING Advisors, Inc.,
                                                    to March 2002    ING Investments, LLC (since October
                                                    (for the         2001) and Lexington Funds Distributor,
                                                    Pilgrim Funds)   Inc. (since December 2001). Formerly,
                                                                     Assistant Vice President of ING Funds
                                                                     Services, LLC (November 1999 to January
                                                                     2001) and has held various other
                                                                     positions with ING Funds Services, LLC
                                                                     for more than the last five years.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, Inc.
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIANS

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      Brown Brothers Harriman
      40 Water Street
      Boston, Massachusetts 02109-3661

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.


[ING LOGO]
                                                          AVPSAR063002 -- 081502